                             THE VANTAGEPOINT FUNDS

                               SEMIANNUAL REPORT

                                  JUNE 30, 2001



[LOGO]
                           THE VANTAGEPOINT(R) FUNDS

TABLE OF CONTENTS

Letter from the President of the VANTAGEPOINT FUNDS                      1
Letter from the VANTAGEPOINT INVESTMENT ADVISERS                         2
Vantagepoint Fund Returns and Investment Objectives                      5


VANTAGEPOINT FUNDS

    Statements of Assets and Liabilities                                12
    Statements of Operations                                            16
    Statements of Changes in Net Assets                                 20
    Financial Highlights                                                31
    Notes to Financial Statements                                       44
    Schedule of Investments                                             54


MASTER INVESTMENT PORTFOLIO

    Statements of Assets and Liabilities                               101
    Statements of Operations                                           102
    Statements of Changes in Net Assets                                103
    Notes to the Financial Statements                                  105
    Schedule of Investments                                            111

GIRARD MILLER, CFA                                 777 North Capitol Street, NE
PRESIDENT                                             Washington, DC 20002-4240

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Fellow Shareholders:

In an increasingly difficult market, investors in the Vantagepoint Funds saw continued benefits from our hallmark multi-management approach during the tumultuous first six months of 2001. John Tobey, our Chief Investment Officer, offers his insight into the market and complete fund performance in his accompanying letter.

As the public sector expert, we worked hard to make retirement reform a reality on Capitol Hill. Our efforts were rewarded as Congress passed, and President Bush signed, the most far-reaching legislation in a decade.

This legislation will for the first time provide parity in the contribution limits for public sector retirement plans. Next year, contributors to 457 deferred compensation plans will be able to save up to $11,000 in their accounts. Participants over the age of 50 can contribute additional amounts.

In addition, the rules for withdrawals are made far more flexible. Our Vantagepoint IRA is well positioned to assist those 457 plan participants, who for the first time, will be able to roll their assets into IRAs as well as 401(k) plans and 403(b) plans.

Finally, the laws provide new opportunities to save at the workplace, and raise contribution limits on Traditional and Roth IRAs.

Now that the laws have been passed, it takes an expert to help public sector employees take advantage of them. We at the ICMA Retirement Corporation are pleased to meet your needs as that expert. You can find all the information you need about these changes on our VantageLink Web site www.icmarc.org in our new Retirement Reform Resource Center.

I sincerely hope that you take advantage of this broad range of investment opportunities and tools and look forward to serving you with further enhancements in the future.

Best regards,


/s/ Girard Miller

Girard Miller

[LOGO]
                 THE VANTAGEPOINT(R) FUNDS

JOHN TOBEY                                         777 North Capitol Street, NE
CHIEF INVESTMENT OFFICER                              Washington, DC 20002-4240


LETTER FROM THE VANTAGEPOINT INVESTMENT ADVISERS

Dear Shareholders:

The first half of 2001 had much the same volatility as the first half of 2000 -- only in the opposite direction. This year, the Federal Reserve dropped short-term interest rates, and the U.S. stock market dropped in the first quarter and rebounded in the second.

Through it all, the wisdom of a long-term, diversified investment strategy proved itself again. Investors following a long-term investment plan captured the positive returns whenever they occurred, kept volatility lower and avoided the permanent losses from chasing the previously hot fund. The increased flows going into the five VANTAGEPOINT MODEL PORTFOLIO FUNDS confirm investors' interest in this approach. Vantagepoint Investment Advisers designed these funds to be complete investment programs, with each fund having a different risk level.

FIXED-INCOME PERFORMANCE WAS MIXED

During the first half, the Federal Reserve reduced the target federal funds rate six times, for a total of 2.75%. This was welcome news to investors worried about the economic slowdown and the potential negative effects on corporate earnings and finances. As a result, corporate bonds performed well, helping the VANTAGEPOINT CORE BOND INDEX FUND. However, the reductions lowered yields on short-term securities, causing a decline in the VANTAGEPOINT MONEY MARKET FUND yield.

Another influence was reduced government surplus forecasts, caused by the tax cut legislation and the economic slowdown's effect on tax revenue. There also was some building concern about increased future inflation. As a result, U.S. government bonds edged down, affecting the VANTAGEPOINT U.S. TREASURY SECURITIES FUND.

The VANTAGEPOINT INCOME PRESERVATION FUND'S diversified fixed-income portfolio reflected these trends, although the insurance contracts smoothed out the price changes, providing investors with a steady return.

   VANTAGEPOINT FIXED-INCOME RETURNS                         FIRST HALF 2001 RETURN           JUNE 30, 2001 YIELD

   Vantagepoint Money Market Fund                                       2.35%                        3.64% (*)
         U.S. Treasury Bills (30 days)                                  2.35%
         IBC 1st Tier Retail Money Market Fund Average                  2.25%

   Vantagepoint Income Preservation Fund                                2.73%                        4.85% (**)
         U.S. Treasury Bills (90 days)                                  2.65%

   Vantagepoint U.S. Treasury Securities Fund                           2.14%                        4.44% (**)
         Merrill Lynch 5-7 Year Treasury Index                          2.75%

   Vantagepoint Core Bond Index Fund Class II                           3.35%                        5.63% (**)
         Lehman Government/Credit Bond Index                            3.51%

                                                             (*) 7-day effective yield      (**) 30-day SEC yield

[LOGO]
          VANTAGEPOINT(R) INVESTMENT ADVISERS, LLC

U.S. EQUITY PERFORMANCE WAS GENERALLY NEGATIVE

U.S. equities continued their year 2000 sell-off through April 4. The stock market then abruptly changed direction, rising rapidly through late May, after which it drifted backwards.

Driving the first quarter's drop was an "anti-growth" sentiment, with investors throwing in the towel on virtually all growth companies, large and small, good and bad. The benefit to investors was that the Vantagepoint Funds' managers took advantage of the selling, accumulating quality growth company shares at attractive prices. These acquisitions generally performed well after April 4.

Another positive development for active managers was company selectivity within the market. That is, broad trends such as growth, technology or capitalization played a lesser role compared to specific company evaluation. This type of market provides an opportunity for managers who select stocks well to earn superior returns. Large performance differences occurred within most industries, as the following examples show:

   EXAMPLES OF STOCK SELECTION IMPORTANCE                                       1ST HALF 2001 STOCK PRICE PERFORMANCE
   General Motors                                                                              26.3%
   Ford Motor                                                                                   4.7%
   AOL Time Warner                                                                             52.3%
   Walt Disney                                                                                 (0.2)%
   Bank of America                                                                             30.9%
   Wells Fargo                                                                                (16.6)%
   Best Buy                                                                                   114.9%
   RadioShack                                                                                 (28.8)%
   Dell Computer                                                                               50.0%
   Gateway                                                                                     (8.6)%
   Sprint PCS Group                                                                            18.2%
   Nextel Communications                                                                      (29.3)%


The Vantagepoint equity fund managers generally benefited from these market developments, as shown by the following performance comparisons:

   VANTAGEPOINT U.S. EQUITY FUNDS                                                       1ST HALF 2001 RETURN
   Vantagepoint Equity Income Fund                                                              5.4%
        S&P/BARRA Value Index                                                                  (2.5)%
        Lipper Equity Income Fund Index                                                        (2.0)%
   Vantagepoint Growth & Income Fund                                                           (2.6)%
        S&P 500 Stock Index                                                                    (6.7)%
        Lipper Growth & Income Fund Index                                                      (2.9)%
   Vantagepoint Growth Fund                                                                   (10.8)%
        Wilshire 5000 Stock Index                                                              (5.8)%
        Lipper Growth Fund Index                                                              (10.6)%
   Vantagepoint Aggressive Opportunities Fund                                                  (0.8)%
        Wilshire 4500 Stock Index                                                              (4.1)%
        Lipper Capital Appreciation Fund Index                                                 (7.4)%

INTERNATIONAL EQUITY PERFORMANCE WAS NEGATIVE

International stock markets also fell in the first quarter, but rose minimally in the second. Therefore, returns lagged the U.S. for the first half. The MSCI Europe index fell over twice as much as the MSCI Pacific Basin index.

   INTERNATIONAL INDEXES                                    1ST HALF 2001 RETURN
   MSCI EAFE (Europe, Australasia, Far East)                      (14.7)%
   MSCI Europe                                                    (17.0)%
   MSCI Pacific Basin                                              (8.0)%

The Vantagepoint Overseas Equity Index Fund (which tracks the MSCI EAFE Free Index) dropped 14.8% (Class II shares). The Vantagepoint International Fund declined 13.1%. This return compares with the MSCI EAFE drop of 14.7% and the Lipper International Fund return of -12.5%.

DIVERSIFIED FUNDS CONTINUED TO PROVIDE BENEFITS IN VOLATILE MARKETS

As mentioned above, the funds diversified by asset type (fixed-income, U.S. stocks and international stocks) and by fund objective provided investors with less volatile returns. The Vantagepoint Asset Allocation Fund (whose manager alters the allocation among stocks, bonds and cash) returned -4.7%, compared to its custom benchmark return of -3.9% and the Lipper Flexible Portfolio Fund Index return of -4.3%.

The Vantagepoint Model Portfolio Funds enjoyed the performance of the actively managed Vantagepoint funds, producing returns ahead of their blended index benchmarks.

   VANTAGEPOINT MODEL PORTFOLIO FUNDS                                                   1ST HALF 2001 RETURN
   Vantagepoint Savings Oriented Fund                                                           1.6%
         Blended index benchmark                                                                0.1%
   Vantagepoint Conservative Growth Fund                                                        0.2%
         Blended index benchmark                                                               (1.1)%
   Vantagepoint Traditional Growth Fund                                                        (1.6)%
         Blended index benchmark                                                               (3.2)%
   Vantagepoint Long-Term Growth Fund                                                          (3.5)%
         Blended index benchmark                                                               (5.2)%
   Vantagepoint All-Equity Growth Fund                                                         (5.2)%
         Blended index benchmark                                                               (7.6)%

A MID-YEAR THOUGHT

There is much investor worry about the economy and company profits, and these concerns are widely reported in the press. In addition, economic and earnings reports generally show declines and weaker conditions. The essential item to remember is that the stock market already reflects the current news. Today's events are the reason the markets are down. There is a saying in Wall Street:
"Buy the rumor, sell the news." Astute investors, including the Vantagepoint Funds managers, relish this kind of period -- not because of the negative returns, but because a worried market produces attractive long-term investments.

We wish you successful investing.

/s/ John Tobey

John Tobey

   VANTAGEPOINT FUND RETURNS

                                          12/31/00 -   1 YEAR     3 YEARS   5 YEARS    10 YEARS       SINCE     INCEPTION
                                           6/30/01                                                  INCEPTION      DATE
   ACTIVELY MANAGED FUNDS
   Money Market Fund                          2.35%      5.53%      --        --          --           5.31%         3/99

   U.S. Treasury Securities Fund              2.14%     10.08%       5.65%     6.75%      --           6.39%         7/92

   Income Preservation                        2.73%     --          --        --          --           3.14%        12/00

   Asset Allocation Fund                     -4.72%     -7.43%       2.98%    11.30%      11.82%      --            12/74

   Equity Income Fund                         5.40%     24.95%       6.93%    14.48%      --          15.94%         4/94

   Growth & Income Fund                      -2.59%     -0.91%      --        --          --          19.56%        10/98

   Growth Fund                              -10.77%    -18.31%       8.27%    14.29%      14.87%      --             4/83

   Aggressive Opportunities Fund             -0.85%    -14.18%      12.94%    14.97%      --          20.07%        10/94

   International Fund                       -13.05%    -23.62%      -0.03%     3.77%      --           5.15%        10/94

   INDEX FUNDS

   Core Bond Index Fund I                     3.26%     10.91%       5.33%    --          --           6.66%         6/97

   Core Bond Index Fund II                    3.35%     11.09%       5.52%    --          --           6.86%         6/97

   500 Stock Index Fund I                    -6.90%    -15.20%       3.44%    --          --          10.47%         6/97

   500 Stock Index Fund II                   -6.83%    -15.03%       3.65%    --          --          10.70%         6/97

   Broad Market Index Fund I                 -6.39%    -16.14%       3.30%    12.77%      13.66%      --            11/88

   Broad Market Index Fund II                -6.31%    -15.97%       3.50%    12.99%      13.88%      --            11/88

   Mid/Small Company Index Fund I            -4.09%    -18.97%       2.94%    --          --           8.19%         6/97

   Mid/Small Company Index Fund II           -3.99%    -18.82%       3.16%    --          --           8.42%         6/97

   Overseas Equity Index Fund I             -14.81%    -23.83%      -2.04%    --          --           1.02%         6/97

   Overseas Equity Index Fund II            -14.83%    -23.75%      -1.88%    --          --           1.19%         6/97

   MODEL PORTFOLIO FUNDS

   Savings Oriented
   Model Portfolio Fund                       1.55%      5.79%       5.89%     7.76%      --           8.27%         2/95

   Conservative Growth
   Model Portfolio Fund                       0.24%      2.32%       6.64%     9.30%      --           9.21%         4/96

   Traditional Growth
   Model Portfolio Fund                      -1.62%     -1.77%       7.51%    10.87%      --          10.81%         4/96

   Long-Term Growth
   Model Portfolio Fund                      -3.47%     -6.74%       8.80%    12.29%      --          12.39%         4/96

   All-Equity Growth
   Model Portfolio Fund                      -5.15%     --          --        --          --          -9.67%        10/00

-------------------------------------------------------------------------------
The Actively Managed and Class I Index Funds were registered 3/1/99; the Class II Index Funds were registered 4/5/99.

The Model Portfolio Funds and the Income Preservation Fund were registered 12/4/00.

Three-, five-, ten-year and since inception returns include pre-registration returns and are shown to illustrate long-term performance of the Vantagepoint Funds.

THE VANTAGEPOINT FUNDS

(Fund ticker symbols are included in parentheses after Fund names.)

ACTIVELY MANAGED FUNDS


   MONEY MARKET FUND (VAMXX)    YEAR FOUNDED: 1999            TOTAL ASSETS: $103 MILLION
   Investment Objective:     Current income consistent with preservation of
                             capital and liquidity

   Subadviser:               AIM Advisers, Inc.

   Market Benchmark:         IBC All Taxable First Tier Retail Money Market
                             Average

   INCOME PRESERVATION FUND (VPIPX)   YEAR FOUNDED: 2000      TOTAL ASSETS: $372 MILLION

   Investment Objective:     High current income consistent with preserving
                             principal and seeking to maintain a stable net
                             asset value per share

   Subadvisers:              Payden & Rygel Investment Counsel
                             Pacific Investment Management Company, LLC (PIMCO)
                             Wellington Management Company, LLP

   Market Benchmark:         90-Day T-Bill

   U.S. TREASURY SECURITIES FUND (VPTSX) YEAR FOUNDED:1992    TOTAL ASSETS: $110 MILLION

   Investment Objective:     Current income

   Subadviser:               Seix Investment Advisors, Inc.

   Market Benchmark:         Merrill Lynch 5-7 Year Treasury Index

   ASSET ALLOCATION FUND (VPAAX)   YEAR FOUNDED: 1974         TOTAL ASSETS: $901 MILLION

   Investment Objective:     Long-term capital growth at a lower level of risk
                             than an all-equity portfolio

   Subadvisers:              Mellon Capital Management Corp.
                             Payden & Rygel Investment Counsel
                             Wilshire Asset Management

   Market Benchmark:         65% S&P 500 Index / 25% Lehman Long-Term Treasury
                             Index / 10% 91-Day T-Bill

   Mutual Fund Benchmark:    Lipper Flexible Portfolio Fund Index

   EQUITY INCOME FUND (VPEIX)  YEAR FOUNDED: 1994             TOTAL ASSETS: $616 MILLION

   Investment Objective:     Long-term capital growth with consistency derived
                             from dividend yield

   Subadvisers:              Barrow, Hanley, Mewhinney, & Strauss, Inc.
                             Southeastern Asset Management, Inc.
                             T. Rowe Price Associates, Inc.

   Market Benchmark:         S&P/BARRA Value Index

   Mutual Fund Benchmark:    Lipper Equity Income Fund Index


   GROWTH & INCOME FUND (VPGIX)    YEAR FOUNDED: 1998         TOTAL ASSETS: $405 MILLION

   Investment Objective:     Long-term capital growth and current income

   Subadvisers:              Capital Guardian Trust Company
                             T. Rowe Price Associates, Inc.
                             Wellington Management Company, LLP

   Market Benchmark:         S&P 500 Index

   Mutual Fund Benchmark:    Lipper Growth & Income Fund Index

   GROWTH FUND (VPGRX)           YEAR FOUNDED: 1983           TOTAL ASSETS: $2,953 MILLION


   Investment Objective:     Long-term capital growth from investing in common
                             stocks of companies with above-average potential
                             for earnings growth

   Subadvisers:              Atlanta Capital Management Company, LLC
                             Barclays Global Fund Advisors
                             Brown Capital Management, Inc.
                             Fidelity Management Trust Company
                             TCW Investment Management Company
                             Tukman Capital Management, Inc.

   Market Benchmark:         Wilshire 5000 Index

   Mutual Fund Benchmark:    Lipper Growth Fund Index

   AGGRESSIVE OPPORTUNITIES FUND (VPAOX) YEAR FOUNDED: 1994   TOTAL ASSETS: $873 MILLION

   Investment Objective:     High long-term capital appreciation by investing
                             in common stocks of small-to medium-capitalization
                             companies

   Subadvisers:              MFS Institutional Advisors, Inc.
                             Roxbury Capital Management
                             TCW Investment Management Company

   Market Benchmark:         Wilshire 4500 Index

   Mutual Fund Benchmark:    Lipper Capital Appreciation Fund Index

   INTERNATIONAL FUND (VPINX)   YEAR FOUNDED: 1994   TOTAL ASSETS: $306 MILLION

   Investment Objective:     Long-term capital growth by investing in common
                             stocks of companies headquartered outside the U.S.

   Subadvisers:              Capital Guardian Trust Company
                             Lazard Asset Management
                             T. Rowe Price International, Inc.

   Market Benchmark:         MSCI Europe, Australasia, Far East (EAFE) Index

   Mutual Fund Benchmark:    Lipper International Fund Index

INDEX FUNDS

All Vantagepoint index funds are managed by Barclays Global Fund Advisors. (Class I and II ticker symbols are listed.)

   CORE BOND INDEX FUND (VPCIX/VPCDX) YEAR FOUNDED: 1997      TOTAL ASSETS: $410 MILLION
   Investment Objective:     Current income and growth of capital from investing
                             in U.S. government and corporate investment-grade
                             bonds

   Index:                    Lehman Government/Credit Bond Index

   500 STOCK INDEX FUND (VPFIX/VPSKX)  YEAR FOUNDED: 1997     TOTAL ASSETS: $242 MILLION

   Investment Objective:     Long-term capital growth by investing in common
                             stocks of larger-capitalization U.S. companies

   Index:                    S&P 500 Index

   BROAD MARKET INDEX FUND (VPMIX/VPBMX) YEAR FOUNDED: 1988   TOTAL ASSETS: $515 MILLION

   Investment Objective:     Long-term capital growth by investing in common
                             stocks of U.S. companies across all capitalization
                             ranges

   Index:                    Wilshire 5000 Index

   MID/SMALL COMPANY INDEX FUND (VPSIX/VPMSX) YEAR FOUNDED: 1997   TOTAL ASSETS: $62 MILLION

   Investment Objective:     Long-term capital growth by investing in common
                             stocks of small- to medium-capitalization
                             companies

   Index:                    Wilshire 4500 Index

   OVERSEAS EQUITY INDEX FUND (VPOIX/VPOEX) YEAR FOUNDED: 1997     TOTAL ASSETS: $42 MILLION

   Investment Objective:     Long-term capital growth by investing in common
                             stocks on companies headquartered outside the U.S.

   Index:                    MSCI Europe, Australasia, Far East (EAFE) Free Index


MODEL PORTFOLIO FUNDS

   SAVINGS ORIENTED FUND (VPSOX) YEAR FOUNDED: 1995                TOTAL ASSETS: $122 MILLION

   Investment Objective:     Capital preservation, reasonable current income,
                             and some capital growth with minimal risk

   Target Allocation:        65% Vantagepoint Income Preservation Fund
                             10% Vantagepoint U.S. Treasury Securities Fund
                             10% Vantagepoint Equity Income Fund
                             10% Vantagepoint Growth & Income Fund
                              5% Vantagepoint International Fund

   Market Index:             65% 30-Day T-Bills / 10% Lehman Brothers Government
                             Credit Index / 20% Wilshire 5000 Index / 5% MSCI
                             Europe, Australasia, Far East (EAFE) Index


   CONSERVATIVE GROWTH FUND (VPCGX)  YEAR FOUNDED: 1996            TOTAL ASSETS: $265 MILLION

   Investment Objective:     Reasonable current income and capital preservation,
                             with modest potential for capital growth

   Target Allocation:        50% Vantagepoint Income Preservation Fund
                             10% Vantagepoint Core Bond Index Fund
                             10% Vantagepoint Equity Income Fund
                             10% Vantagepoint Growth & Income Fund
                             10% Vantagepoint Growth Fund
                              5% Vantagepoint Aggressive Opportunities Fund
                              5% Vantagepoint International Fund

   Market Index:             50% 30-Day T-Bills / 10% Lehman Brothers
                             Government Credit Index / 35% Wilshire 5000
                             Index / 5% MSCI Europe, Australasia, Far East
                             (EAFE) Index


   TRADITIONAL GROWTH FUND (VPTGX)   YEAR FOUNDED: 1996            TOTAL ASSETS: $533 MILLION

   Investment Objective:     Moderate capital growth and reasonable current income

   Target Allocation:        30% Vantagepoint Income Preservation Fund
                             10% Vantagepoint Core Bond Index Fund
                             10% Vantagepoint Equity Income Fund
                             15% Vantagepoint Growth & Income Fund
                             15% Vantagepoint Growth Fund
                             10% Vantagepoint Aggressive Opportunities Fund
                             10% Vantagepoint International Fund

   Market Index:             30% 30-Day T-Bills / 10% Lehman Brothers
                             Government Credit Index / 50% Wilshire 5000 Index
                             / 10% MSCI Europe, Australasia, Far East (EAFE)
                             Index


   LONG-TERM GROWTH FUND (VPLGX)  YEAR FOUNDED: 1996               TOTAL ASSETS: $498 MILLION
   Investment Objective:     High long-term capital growth and modest current
                             income

   Target Allocation:        20% Vantagepoint Core Bond Index Fund
                             10% Vantagepoint Equity Income Fund
                             20% Vantagepoint Growth & Income Fund
                             20% Vantagepoint Growth Fund
                             15% Vantagepoint Aggressive Opportunities Fund
                             5% Vantagepoint Overseas Equity Index Fund
                             10% Vantagepoint International Fund

   Market Index:             20% Lehman Brothers Government Credit Index /
                             65% Wilshire 5000  Index / 15% MSCI Europe,
                             Australasia, Far East (EAFE) Index


   ALL-EQUITY GROWTH FUND (VPAGX) YEAR FOUNDED: 2000               TOTAL ASSETS: $26 MILLION

   Investment Objective:     High long-term capital growth

   Target Allocation:        15% Vantagepoint Equity Income Fund
                             20% Vantagepoint Growth & Income Fund
                             25% Vantagepoint Growth Fund
                             20% Vantagepoint Aggressive Opportunities Fund
                             20% Vantagepoint International Fund

   Market Index:             80% Wilshire 5000 Index / 20% MSCI Europe,
                             Australasia, Far East (EAFE) Index

This Page Intentionally Left Blank

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES
                                  JUNE 30, 2001
                                   (UNAUDITED)

                                                        MONEY        INCOME     U.S. TREASURY     ASSET         EQUITY
                                                        MARKET    PRESERVATION    SECURITIES    ALLOCATION      INCOME
                                                     ----------  -------------  -------------  -------------  ---------
ASSETS:

Securities, at market value+                       $ 103,450,653   $402,494,485  $139,668,166  $990,001,363  $642,485,345
Cash                                                         -        3,260,058           -         477,249     3,072,596
Receivable for:
  Dividends                                                  -             -              -         430,879       833,157
  Interest                                               342,692      2,918,547     1,729,177     6,353,052        26,909
  Investments sold                                           -        1,183,308           -         236,726        60,944
  Recoverable foreign taxes                                  -              -             -           2,474           156
Due from investment adviser                                7,972            -             -             -              -
                                                   -------------    -----------   -----------   -----------   ------------
    Total Assets                                     103,801,317    409,856,398   141,397,343   997,501,743   646,479,107
                                                   =============    ===========   ===========   ===========   ============
LIABILITIES:
Payable for:

   Investments purchased                                     -       31,267,622           -         478,960          -
  Variation margin on futures contracts                      -          273,794           -         353,819          -
  Collateral for securities loaned                           -              -      30,521,800    94,226,257    29,173,002
Distribution to shareholders                             306,503      1,456,967       398,051          -             -
Administrative services fees                               4,545         15,032         4,896        33,130        22,999
Advisery fees                                              8,251         29,898         8,904        72,569        49,222
Subadviser fees                                              -          120,369        32,341       589,706       608,559
Wrapper agreements                                           -        4,452,578            -             -             -
Other accrued expense                                     35,907        196,987        45,626       300,637       199,793
                                                   -------------    -----------   -----------   -----------   ------------
    Total Liabilities                                    355,206     37,813,247    31,011,618    96,055,078    30,053,575
                                                   -------------    -----------   -----------   -----------   ------------
NET ASSETS                                         $ 103,446,111   $372,043,151  $110,385,725  $901,446,665  $616,425,532
                                                   =============    ===========   ===========   ===========   ============
NET ASSETS REPRESENTED BY:

Paid-in capital                                    $ 103,446,111   $372,108,704  $112,791,415  $719,680,772  $538,098,724
Net unrealized appreciation (depreciation) on
  investments, wrapper agreements and futures
  contracts                                               -          (3,342,585)      101,800   182,568,824    51,527,008
Undistributed net investment income (loss)                -              (5,142)       32,418    11,155,883     4,700,265
Accumulated net realized gain (loss)
 on investments and futures contracts                     -           3,282,174    (2,539,908)  (11,958,814)   22,099,535
                                                   -------------    -----------   -----------   -----------   ------------
NET ASSETS                                         $ 103,446,111   $372,043,151  $110,385,725  $901,446,665  $616,425,532
                                                   =============    ===========   ===========   ===========   ============
CAPITAL SHARES:

Net Assets                                          $103,446,111   $372,043,151  $110,385,725  $901,446,665  $616,425,532
Shares Outstanding                                   103,446,111      3,720,432    10,990,715    95,023,523    71,772,089

Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding)                                        $     1.00   $     100.00  $      10.04  $       9.49  $       8.59

Cost of investments                                 $103,450,653   $400,706,022  $139,566,366  $807,244,877  $590,958,337

---------------------

+ Includes securities on loan with market values of:$        -    $         -    $ 29,839,733  $ 91,480,169  $ 28,172,754

                       See Notes to Financial Statements.


                                                                    GROWTH &                     AGGRESSIVE
                                                                    INCOME          GROWTH     OPPORTUNITIES  INTERNATIONAL
ASSETS:                                                          ------------   -------------  --------------  -------------
Securities, at market value+                                     $440,460,415  $3,144,671,002  $1,091,954,969  $342,142,641
Cash                                                                1,965,136             -        26,157,592       105,316
Cash denominated in foreign currencies                                    -           112,502             -       2,796,226
Receivable for:
  Dividends                                                           346,553       1,670,149          47,557       472,515
  Interest                                                             26,954          99,235         255,094        52,809
  Investments sold                                                    550,024       2,280,601         645,413     2,227,035
  Recoverable foreign taxes                                               716          16,208              42       175,495
  Variation margin on futures contracts                                   -            10,575             -             -
Gross unrealized gain on forward foreign currency exchange
  contracts                                                               -               -               -         210,134
                                                                 ------------   -------------  --------------  -------------
    Total Assets                                                  443,349,798   3,148,860,272   1,119,060,667   348,182,171
                                                                 ============= ==============  ==============  =============
LIABILITIES:
Payable for:

  Investments purchased                                               339,603      20,680,719      11,490,096     1,833,667
  Collateral for securities loaned                                 37,347,366     169,164,496     233,191,021    39,004,809
Administrative services fees                                           16,074          73,339          31,170        13,118
Advisery fees                                                          32,349         235,899          67,952        24,609
Subadviser fees                                                       412,283       4,378,497       1,375,127       398,974
Other accrued expense                                                 137,828         969,920         295,986       159,871
Gross unrealized loss on forward foreign currency exchange
  contracts                                                               -               -               -         299,519
                                                                 ------------   -------------  --------------  -------------
    Total Liabilities                                              38,285,503     195,502,870     246,451,352    41,734,567
                                                                 ------------   -------------  --------------  -------------
NET ASSETS                                                       $405,064,295  $2,953,357,402  $  872,609,315  $306,447,604
                                                                 ============= ==============  ==============  =============
NET ASSETS REPRESENTED BY:

Paid-in capital                                                  $398,067,888  $3,114,559,454  $  903,217,943  $351,049,951
Net unrealized appreciation (depreciation) on investments,
  futures contracts and foreign currency transactions              13,837,250    (161,528,591)     22,626,962   (40,677,888)
Undistributed net investment income (loss)                          1,141,385        (518,827)     (2,252,102)       40,335
Accumulated net realized gain (loss) on investments, futures
  contracts and foreign currency transactions                      (7,982,228)        845,366     (50,983,488)   (3,964,794)
                                                                 ------------   -------------  --------------  -------------
NET ASSETS                                                       $405,064,295  $2,953,357,402  $  872,609,315  $306,447,604
                                                                 ============= ==============  ==============  =============
CAPITAL SHARES:

Net Assets                                                       $405,064,295  $2,953,357,402  $  872,609,315  $306,447,604
Shares Outstanding                                                 38,407,780     307,312,551      74,484,260    32,830,921
Net Asset Value, offering and redemption price per share
  (net assets divided by shares outstanding)                     $      10.55  $         9.61  $        11.72  $       9.33

Cost of investments                                              $426,623,165  $3,306,098,580  $1,069,328,007  $381,816,709
Cost of cash denominated in foreign currencies                   $        -    $      108,088  $          -    $  3,676,707

----------------------
 + Includes securities on loan with market value of:              $36,311,134  $  163,022,687  $  224,079,352  $ 36,779,297

                       See Notes to Financial Statements.


                                                                                    BROAD         MID/SMALL      OVERSEAS
                                                      CORE BOND      500 STOCK      MARKET        COMPANY         EQUITY
                                                        INDEX          INDEX        INDEX          INDEX          INDEX
                                                    ------------   ------------  -------------  -----------  -------------
ASSETS:

Securities, at market value*                        $412,220,057   $242,459,123  $514,846,788   $62,225,868   $42,329,074
                                                    ------------   ------------  -------------  -----------  -------------
    Total Assets                                     412,220,057    242,459,123   514,846,788    62,225,868    42,329,074
                                                    ------------   ------------  -------------  -----------  -------------
LIABILITIES:

Distribution to shareholders                           1,999,184            -             -             -             -
Administrative services fees                              15,082          8,842        11,017         1,972         1,886
Advisery fees                                             16,567          9,745        20,584         2,422         1,698
Other accrued expense                                     89,876         23,594        95,406        15,770        18,503
                                                    ------------   ------------  -------------  -----------  -------------
    Total Liabilities                                  2,120,709         42,181       127,007        20,164        22,087
                                                    ------------   ------------  -------------  -----------  -------------
NET ASSETS                                          $410,099,348   $242,416,942  $514,719,781   $62,205,704   $42,306,987
                                                    ============   ============  =============  ===========   ============
NET ASSETS REPRESENTED BY:

Paid-in capital                                     $413,813,695   $276,873,870  $572,033,039   $77,187,141   $50,687,177
Net unrealized appreciation (depreciation) on
  investments, futures contracts and foreign
  currency transactions                                6,181,944    (39,299,601)  (71,237,197)  (15,325,224)   (8,239,627)
Undistributed net investment income (loss)            (2,401,057)     1,170,579     2,558,772       203,410       235,239
Accumulated net realized gain (loss) on
  investments, futures contracts and foreign
  currency transactions                               (7,495,234)     3,672,094    11,365,167       140,377      (375,802)
                                                    ------------   ------------  -------------  -----------   ------------
NET ASSETS                                          $410,099,348   $242,416,942  $514,719,781   $62,205,704   $42,306,987
                                                    ============   ============  =============  ===========   ============
CAPITAL SHARES:

Net Assets-Class I                                  $311,132,397   $100,709,670  $284,587,177   $32,152,036   $34,062,368
Shares Outstanding-Class I                            31,508,854     10,373,321    29,891,808     2,916,140     3,949,033
Net Asset Value-Class I, offering and redemption
  price per share (net assets divided by
  shares outstanding)                               $       9.87   $       9.71  $       9.52       $ 11.03        $ 8.63
Net Assets-Class II                                 $ 98,966,951   $141,707,272  $230,132,604   $30,053,668   $ 8,244,619
Shares Outstanding-Class II                            9,994,718     15,290,617    25,392,548     2,841,336     1,004,027
Net Asset Value-Class II, offering and redemption
  price per share (net assets divided by
  shares outstanding)                               $       9.90   $       9.27  $       9.06   $     10.58        $ 8.21

Cost of investments                                 $406,038,113   $281,458,581  $587,296,535   $77,487,892   $50,520,820


---------------
* Investment in Master Portfolio (Note 1)


                       See Notes to Financial Statements.


                                                                            MODEL PORTFOLIOS
                                                        ----------------------------------------------------------------
                                                           SAVINGS   CONSERVATIVE   TRADITIONAL    LONG-TERM   ALL-EQUITY
                                                          ORIENTED      GROWTH        GROWTH        GROWTH       GROWTH
                                                       ------------ ------------  ------------  ------------  -----------
ASSETS:

Securities, at market value                            $121,771,958 $264,060,576  $531,972,426  $497,368,324  $26,313,863
Receivable for:
  Dividends                                                 341,933      623,512       854,229       475,405          -
                                                       ------------ ------------  ------------  ------------  -----------
    Total Assets                                        122,113,891  264,684,088   532,826,655   497,843,729   26,313,863
                                                       ============ ============  ============  ============  ===========
LIABILITIES:

Administrative services fees                                  3,495        9,766        19,527        18,268          902
Advisery fees                                                 9,758       21,079        42,430        39,569        1,968
Other accrued expense                                         7,649       12,071        18,076        18,565        3,360
                                                       ------------ ------------  ------------  ------------  -----------
    Total Liabilities                                        20,902       42,916        80,033        76,402        6,230
                                                       ------------ ------------  ------------  ------------  -----------
NET ASSETS                                             $122,092,989 $264,641,172  $532,746,622  $497,767,327  $26,307,633
                                                       ============ ============  ============  ============  ===========
NET ASSETS REPRESENTED BY:

Paid-in capital                                        $119,249,909 $264,129,950  $537,837,986  $506,964,700  $27,918,744
Net unrealized depreciation on investments                 (431,491)  (7,088,035)  (26,745,893)  (34,700,907)  (1,872,025)
Undistributed net investment income (loss)                2,203,219    3,990,834     5,308,549     2,579,094      (17,130)
Accumulated net realized gain on investments              1,071,352    3,608,423    16,345,980    22,924,440      278,044
                                                       ------------ ------------  ------------  ------------  -----------
NET ASSETS                                             $122,092,989 $264,641,172  $532,746,622  $497,767,327  $26,307,633
                                                       ============ ============  ============  ============  ===========
CAPITAL SHARES:

Net Assets                                             $122,092,989 $264,641,172  $532,746,622  $497,767,327  $26,307,633
Shares Outstanding                                        4,790,976   10,639,930    21,974,926    21,023,446    1,142,862
Net Asset Value, offering and redemption price
  per share (net assets divided by shares outstanding) $      25.48 $      24.87  $      24.24  $      23.68  $     23.02

Cost of investments                                    $122,203,449 $271,148,611  $558,718,319  $532,069,231  $28,185,888


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
        FOR THE PERIOD FROM JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)


                                                                                        U.S.
                                                            MONEY        INCOME       TREASURY      ASSET        EQUITY
                                                            MARKET    PRESERVATION   SECURITIES   ALLOCATION     INCOME
                                                           -------    ------------  ------------  -----------   ---------
INVESTMENT INCOME:

Dividends                                                 $       --  $        --   $       --  $  3,137,452  $ 5,435,561
Interest+                                                  2,602,555   11,038,460    2,900,520    11,645,510    1,805,755
Foreign taxes withheld on dividends                               --           --           --       (17,081)     (32,024)
                                                          ----------- ------------  ----------- ------------  ------------
Total investment income                                    2,602,555   11,038,460    2,900,520    14,765,881    7,209,292
                                                          ----------- ------------  ----------- ------------  ------------
EXPENSES:
Audit                                                            447        1,507          177         2,604        1,070
Legal                                                          2,567        5,525        2,257        27,876       13,639
Meetings                                                          89          283          168         1,925        1,003
Subadviser                                                    42,005      315,875       61,930     1,196,743    1,186,654
Custodian                                                     13,442       40,957       18,152       103,879       62,218
Advisery                                                      49,793      176,494       51,905       461,859      287,946
Fund services                                                 74,690      264,741       77,857       692,788      431,918
Printing                                                       1,208        1,642          449         5,704        2,700
Registration                                                   9,844        1,971          986        26,500       14,095
Investor services                                             99,586      352,989      103,595       890,908      574,578
Administration                                                13,341       43,493       13,885       101,592       66,342
Insurance                                                        611        1,137          359         4,947        2,140
Membership                                                       144          528          145         1,468          859
Wrapper                                                           --      211,554           --            --           --
                                                          ----------- ------------  ----------- ------------  ------------
Total expenses before reductions and reimbursements          307,767    1,418,696      331,865     3,518,793    2,645,162
Less reductions (Note 6)                                          --           --           --            --      (99,521)
Less reimbursements (Note 2)                                 (34,467)          --           --            --           --
                                                          ----------- ------------  ----------- ------------  ------------
Total expenses net of reductions and reimbursements          273,300    1,418,696      331,865     3,518,793    2,545,641
                                                          ----------- ------------  ----------- ------------  ------------
NET INVESTMENT INCOME                                      2,329,255    9,619,764    2,568,655    11,247,088    4,663,651
                                                          ----------- ------------  ----------- ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 2):
Net realized gain on sale of investments                          --    3,281,655    1,983,072     9,101,436   10,827,028
Net realized loss on futures contracts                            --     (255,076)          --   (22,230,292)          --
Net change in unrealized appreciation (depreciation)
  of investments and wrapper agreements                           --   (2,927,604)  (2,597,693)  (47,719,000)  14,070,517
Net change in unrealized appreciation (depreciation) on
  futures contracts                                               --      (91,887)          --     2,313,897           --
                                                          ----------- ------------  ----------- ------------  ------------
NET GAIN (LOSS)                                                   --        7,088     (614,621)  (58,533,959)  24,897,545
                                                          ----------- ------------  ----------- ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $2,329,255  $ 9,626,852  $ 1,954,034  $(47,286,871) $29,561,196
                                                          ==========  ===========  ===========  ============= ============
-------------------
 + Interest income includes securities lending income of: $       --  $     1,117  $    19,471  $     52,797  $    23,331

                       See Notes to Financial Statements.

                                                                     GROWTH &                    AGGRESSIVE
                                                                     INCOME        GROWTH       OPPORTUNITIES  INTERNATIONAL
                                                                 -------------  -------------   ------------  -------------
INVESTMENT INCOME:
Dividends                                                        $  2,346,034  $  10,444,212    $   797,621  $  3,564,477
Interest+                                                             409,196      2,312,522      1,963,644       569,725
Foreign taxes withheld on dividends                                   (10,116)       (68,857)       (28,482)     (458,060)
                                                                 ------------- -------------   ------------   ------------
Total investment income                                             2,745,114     12,687,877      2,732,783     3,676,142
                                                                 ------------- -------------   ------------   ------------
EXPENSES:
Audit                                                                   2,092         14,374          5,037         1,689
Legal                                                                   9,461         94,288         23,704         9,440
Meetings                                                                  476          2,689          1,397           380
Subadviser                                                            625,112      5,791,083      2,910,974       823,821
Custodian                                                              71,798        287,650        126,502       252,127
Advisery                                                              191,482      1,509,940        413,409       153,850
Fund services                                                         287,223      2,264,910        620,114       232,137
Printing                                                                2,538         21,859          6,135         2,344
Registration                                                           67,593        203,226        149,322        33,061
Investor services                                                     382,965      3,019,880        826,819       310,424
Administration                                                         46,946        224,016         91,780        39,872
Insurance                                                               2,531         21,383          6,359         2,304
Membership                                                                580          4,867          1,302           489
                                                                 ------------- -------------   ------------   ------------
Total expenses before reductions                                    1,690,797     13,460,165      5,182,854     1,861,938
Less reductions (Note 6)                                              (51,381)      (230,265)      (222,865)      (30,707)
                                                                 ------------- -------------   ------------   ------------
Total expenses net of reductions                                    1,639,416     13,229,900      4,959,989     1,831,231
                                                                 ------------- -------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                                        1,105,698       (542,023)    (2,227,206)    1,844,911
                                                                 ------------- -------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 2):
Net realized loss on sale of investments                           (4,794,682)    (3,719,665)   (40,671,081)   (3,346,840)
Net realized gain (loss) on futures contracts and
  foreign currency transactions                                            --       (157,426)            --       286,326
Net change in unrealized appreciation (depreciation)
  of investments                                                   (6,083,813)  (356,450,775)    35,081,624   (41,960,197)
Net change in unrealized appreciation (depreciation) on
  futures contracts and foreign currency transactions                      --        (12,752)            --      (953,842)
                                                                 ------------- -------------   ------------   ------------
NET LOSS                                                          (10,878,495)  (360,340,618)    (5,589,457)  (45,974,553)
                                                                 ------------- -------------   ------------   ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $ (9,772,797) $(360,882,641)   $(7,816,663) $(44,129,642)
                                                                 ============= ==============  ============= ==============
-----------------
 + Interest income includes securities lending income of:        $     30,948  $     218,972    $   241,768  $    110,514


                       See Notes to Financial Statements.


                                                                                       BROAD        MID/SMALL      OVERSEAS
                                                          CORE BOND     500 STOCK      MARKET        COMPANY        EQUITY
                                                            INDEX         INDEX        INDEX          INDEX         INDEX
INVESTMENT INCOME:                                       ----------     ----------  ----------   -------------  ------------

Dividends*                                              $        --  $  1,456,223   $  3,029,255    $  296,693   $  536,929
Interest*                                                12,287,821        80,631        198,021        37,953       37,113
Foreign taxes withheld on dividends*                             --        (7,977)       (13,499)          (17)     (65,924)
Expenses*                                                  (158,346)      (60,018)      (223,149)      (30,592)     (53,208)
                                                        ------------  -----------   -------------   -----------  ------------
Total investment income                                  12,129,475     1,468,859      2,990,628       304,037      454,910
                                                        ------------  -----------   -------------   -----------  ------------
EXPENSES:

Audit                                                         1,803         2,089          9,598           705          536
Legal                                                        10,114        10,403         17,188         1,794        1,510
Meetings                                                        181           463            342           190          126
Custodian                                                    12,954        12,368          14,248        11,297       11,294
Advisery Class I                                             75,689        24,615         72,457         7,787        8,365
Advisery Class II                                            23,220        35,630         58,163         7,493        2,253
Fund services Class I                                       227,068        73,846        217,372        23,360       25,094
Fund services Class II                                       23,220        35,630         58,163         7,493        2,253
Printing                                                      2,524         2,297          5,149           496          442
Registration                                                 25,861        35,726          5,471        17,420        1,352
Investor services Class I                                   227,068        73,846        217,372        23,360       25,094
Investor services Class II                                   23,220        35,630         58,163         7,493        2,253
Administration                                               33,146        21,304         26,548         5,422        2,280
Insurance                                                     2,215         2,206          3,755           505          390
Membership                                                      584           372            822            98          239
                                                        ------------   -----------    -------------   ---------- ------------
Total expenses                                              688,867       366,425        764,811       114,913       83,481
                                                        ------------  -----------  - ------------   -----------  ------------
NET INVESTMENT INCOME                                    11,440,608     1,102,434      2,225,817       189,124      371,429
                                                        ------------  -----------  - ------------   -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 2):
Net realized gain (loss) on sale of investments             205,327     4,252,836      7,541,784       (85,598)     (10,496)
Net realized gain (loss) on futures contracts and
  foreign currency transactions                                  --      (146,919)       (62,887)      106,447      (79,865)
Net change in unrealized appreciation (depreciation)
  of investments                                          1,019,041   (22,829,829)   (45,741,782)   (3,092,532)  (7,093,659)
Net change in unrealized appreciation (depreciation)
  on futures contracts and foreign currency transactions        --         12,628       562,305      (13,592)       (53,326)
                                                        ------------  -----------   -------------   -----------  ------------
NET GAIN (LOSS)                                           1,224,368   (18,711,284)   (37,700,580)   (3,085,275)  (7,237,346)
                                                        ------------  -----------   -------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                               $12,664,976  $(17,608,850)  $(35,474,763)  $(2,896,151) $(6,865,917)
                                                        ===========  =============  =============   ============ ============

---------------------
 *Allocated from Master Investment Portfolio (Note 1)


                       See Notes to Financial Statements.


                                                                                MODEL PORTFOLIOS
                                                       -------------------------------------------------------------------
                                                           SAVINGS   CONSERVATIVE   TRADITIONAL    LONG-TERM   ALL-EQUITY
                                                          ORIENTED      GROWTH        GROWTH        GROWTH       GROWTH
                                                        -----------  ------------ -------------- ------------ ------------
INVESTMENT INCOME:
Dividends                                                $2,270,301  $ 4,125,781  $  5,608,651  $  2,897,316   $       --
                                                         ----------  -----------  ------------  ------------  -------------
Total investment income                                   2,270,301    4,125,781     5,608,651     2,897,316           --
                                                         ----------  -----------  ------------  ------------  -------------
EXPENSES:
Audit                                                           474        1,075         2,185         2,053          222
Legal                                                         1,740        3,940         8,011         7,525          808
Meetings                                                         89          202           409           384           41
Custodian                                                    13,311       14,874        15,607        16,733        4,173
Advisery                                                     57,217      125,593       253,124       236,460        8,855
Printing                                                        518        1,172         2,381         2,237          240
Registration                                                  1,180        2,753         7,731         8,200          759
Administration                                               16,938       27,905        47,799        44,824        1,805
Insurance                                                       470        1,065         2,165         2,033          232
Membership                                                      166          377           766           720           77
                                                         ----------  -----------  ------------  ------------  -------------
Total expenses                                               92,103      178,956       340,178       321,169       17,212
                                                         ----------  -----------  ------------  ------------  -------------
NET INVESTMENT INCOME (LOSS)                              2,178,198    3,946,825     5,268,473     2,576,147      (17,212)
                                                         ----------  -----------  ------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 2):
Net realized gain (loss) on sale of investments            (211,933)  (1,445,225)     (697,516)      616,832     (390,625)
Net change in unrealized appreciation (depreciation)
  of investments                                           (147,351)   (1,911,018) (12,886,930)  (19,938,288)    (341,624)
                                                         ----------  -----------  ------------  ------------  -------------
NET LOSS                                                   (359,284)  (3,356,243)  (13,584,446)  (19,321,456)    (732,249)
                                                         ===========  ===========  ============  ============  ============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                         $1,818,914    $ 590,582  $ (8,315,973) $(16,745,309)  $ (749,461)
                                                         ===========  ===========  ============  ============  ============

                       See Notes to Financial Statements.

                            VANTAGEPOINT FUNDS

                   STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        INCOME
                                                               MONEY MARKET                          PRESERVATION
                                                   ---------------------------------     -----------------------------------
                                                    FOR THE PERIOD                        FOR THE PERIOD     FOR THE PERIOD
                                                    FROM JANUARY 1,        FOR THE        FROM JANUARY 1,   FROM DECEMBER 4,
                                                   2001 TO JUNE 30,      YEAR ENDED      2001 TO JUNE 30,       2000* TO
                                                         2001           DECEMBER 31,           2001           DECEMBER 31,
                                                      (UNAUDITED)           2000            (UNAUDITED)           2000
                                                   ----------------    -------------     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS:
  Net investment income                              $  2,329,255      $  5,183,420        $  9,619,764      $  1,612,332
  Net realized gain on sale of investments                     --                --           3,026,579           256,781
  Net change in unrealized appreciation
   (depreciation) of investments and wrapper
   agreements                                                  --               --           (3,019,491)         (256,781)
                                                     ------------      ------------        ------------      ------------
  Net increase in net assets resulting from
   operations                                           2,329,255         5,183,420           9,626,852         1,612,332
                                                     ------------      ------------        ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (2,329,255)       (5,183,420)         (9,626,852)       (1,612,332)
                                                     ------------      ------------        ------------      ------------
    Total distributions                                (2,329,255)       (5,183,420)         (9,626,852)       (1,612,332)
                                                     ------------      ------------        ------------      ------------

CAPITAL SHARE TRANSACTIONS:

  Capital contributed in (Note 1)                              --                --                  --       325,137,862
  Proceeds from sale of shares                         33,629,361        89,078,983          56,799,210         4,328,686
  Reinvestment of distributions                         1,991,250         5,183,420           8,052,725         1,612,332
  Value of shares redeemed                            (25,559,358)      (77,650,415)        (21,946,043)       (1,941,621)
                                                     ------------      ------------        ------------      ------------
    Net increase from capital
     share transactions                                10,061,253        16,611,988          42,905,892       329,137,259
                                                     ------------      ------------        ------------      ------------
  Total increase in net assets                         10,061,253        16,611,988          42,905,892       329,137,259
                                                     ------------      ------------        ------------      ------------
NET ASSETS at beginning of year                        93,384,858        76,772,870         329,137,259                --
                                                     ------------      ------------        ------------      ------------
NET ASSETS at end of period                          $103,446,111       $93,384,858        $372,043,151      $329,137,259
                                                     ============       ===========        ============      ============

SHARE TRANSACTIONS:
  Capital shares issued from contributed
    capital (Note 1)                                           --                --                  --         3,251,379
  Number of shares sold                                33,629,361        89,078,983             567,992            43,287
  Number of shares issued through
    reinvestment of dividends and distributions         1,991,250         5,183,420              80,527            16,123
  Number of shares redeemed                           (25,559,358)      (77,650,415)           (219,460)          (19,416)
                                                     ------------      ------------        ------------      ------------
    Net increase in shares outstanding                 10,061,253        16,611,988             429,059         3,291,373
                                                     ============       ===========        ============      ============

---------------
*   --Commencement of operations

                       See Notes to Financial Statements.

                                                        U.S. TREASURY SECURITIES                  ASSET ALLOCATION
                                                   ---------------------------------     ---------------------------------
                                                    FOR THE PERIOD                        FOR THE PERIOD
                                                    FROM JANUARY 1,        FOR THE        FROM JANUARY 1,       FOR THE
                                                   2001 TO JUNE 30,      YEAR ENDED      2001 TO JUNE 30,     YEAR ENDED
                                                         2001           DECEMBER 31,           2001          DECEMBER 31,
                                                      (UNAUDITED)           2000            (UNAUDITED)          2000
                                                   ----------------     ------------     ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                              $  2,568,655       $  3,919,272       $ 11,247,088     $   27,118,178
  Net realized gain (loss) on sale of
    investments, futures contracts and foreign
    currency transactions                               1,983,072         (1,191,522)       (13,128,856)        16,047,129
  Net change in unrealized appreciation
    (depreciation) of investments, futures
    contracts and foreign currency transactions        (2,597,693)         5,470,757        (45,405,103)       (50,151,394)
                                                     ------------       ------------       ------------     --------------
  Net increase (decrease) in net assets
    resulting from operations                           1,954,034          8,198,507        (47,286,871)        (6,986,087)
                                                     ------------       ------------       ------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (2,552,544)        (3,911,961)                --        (27,245,577)
  Net realized gain on investments                             --                 --                 --        (16,107,375)
                                                     ------------       ------------       ------------     --------------
    Total distributions                                (2,552,544)        (3,911,961)                --        (43,352,952)
                                                     ------------       ------------       ------------     --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                         40,522,889         35,888,765         30,864,765        144,537,432
  Reinvestment of distributions                         2,154,496          3,911,961                 --         43,352,952
  Value of shares redeemed                            (18,902,302)       (33,345,916)       (68,635,503)      (251,148,487)
                                                     ------------       ------------       ------------     --------------
    Net increase (decrease) from capital
     share transactions                                23,775,083          6,454,810        (37,770,738)       (63,258,103)
                                                     ------------       ------------       ------------     --------------
  Total increase (decrease) in net assets              23,176,573         10,741,356        (85,057,609)      (113,597,142)
                                                     ------------       ------------       ------------     --------------
NET ASSETS at beginning of year                        87,209,152         76,467,796        986,504,274      1,100,101,416
                                                     ------------       ------------       ------------     --------------
NET ASSETS at end of period                          $110,385,725       $ 87,209,152       $901,446,665     $  986,504,274
                                                     ============       ============       ============     ==============
SHARE TRANSACTIONS:
  Number of shares sold                                 3,977,250          3,686,753          3,425,282         13,303,636
  Number of shares issued through
    reinvestment of dividends and distributions           212,653            405,049                 --          4,352,706
  Number of shares redeemed                            (1,861,653)        (3,481,702)        (7,411,655)       (23,520,933)
                                                     ------------       ------------       ------------     --------------
    Net increase (decrease) in shares outstanding       2,328,250            610,100         (3,986,373)        (5,864,591)
                                                     ============       ============       ============     ==============

                       See Notes to Financial Statements.

                                                              EQUITY INCOME                       GROWTH & INCOME
                                                   ---------------------------------      -------------------------------
                                                    FOR THE PERIOD                        FOR THE PERIOD
                                                    FROM JANUARY 1,        FOR THE         FROM JANUARY 1,      FOR THE
                                                   2001 TO JUNE 30,      YEAR ENDED       2001 TO JUNE 30,    YEAR ENDED
                                                         2001           DECEMBER 31,            2001         DECEMBER 31,
                                                      (UNAUDITED)           2000             (UNAUDITED)         2000
                                                   ----------------    -------------      ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                              $  4,663,651      $   9,237,546        $  1,105,698     $  1,803,869
  Net realized gain (loss) on sale of
    investments, futures contracts and foreign
    currency transactions                              10,827,028         15,496,839          (4,794,682)      35,783,394
  Net change in unrealized appreciation
    (depreciation) of investments, futures
    contracts and foreign currency transactions        14,070,517         48,954,985          (6,083,813)     (26,360,169)
                                                     ------------      -------------        ------------     ------------
  Net increase (decrease) in net assets
    resulting from operations                          29,561,196         73,689,370          (9,772,797)      11,227,094
                                                     ------------      -------------        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --         (9,259,771)                 --       (1,779,721)
  Net realized gain on investments                             --         (7,388,130)                 --      (44,519,809)
                                                     ------------      -------------        ------------     ------------
    Total distributions                                        --        (16,647,901)                 --      (46,299,530)
                                                     ------------      -------------        ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                        102,600,274        159,316,405          57,465,008      161,781,625
  Reinvestment of distributions                                --         16,647,901                  --       46,299,530
  Value of shares redeemed                            (38,690,143)      (196,741,765)        (18,764,788)     (31,934,305)
                                                     ------------      -------------        ------------     ------------
    Net increase (decrease) from capital
     share transactions                                63,910,131        (20,777,459)         38,700,220      176,146,850
                                                     ------------      -------------        ------------     ------------
  Total increase in net assets                         93,471,327         36,264,010          28,927,423      141,074,414
                                                     ------------      -------------        ------------     ------------
NET ASSETS at beginning of year                       522,954,205        486,690,195         376,136,872      235,062,458
                                                     ------------      -------------        ------------     ------------
NET ASSETS at end of period                          $616,425,532      $ 522,954,205        $405,064,295     $376,136,872
                                                     ============      =============        ============     ============
SHARE TRANSACTIONS:
  Number of shares sold                                12,349,410         21,429,550           5,528,981       13,244,991
  Number of shares issued through
    reinvestment of dividends and distributions                --          2,042,687                  --        4,275,118
  Number of shares redeemed                            (4,712,191)       (27,325,800)         (1,866,212)      (2,607,617)
                                                     ------------      -------------        ------------     ------------
    Net increase (decrease) in shares outstanding       7,637,219         (3,853,563)          3,662,769       14,912,492
                                                     ============      =============        ============     ============

                       See Notes to Financial Statements.

                                                                 GROWTH                        AGGRESSIVE OPPORTUNITIES
                                                   ----------------------------------      --------------------------------
                                                    FOR THE PERIOD                          FOR THE PERIOD
                                                    FROM JANUARY 1,         FOR THE         FROM JANUARY 1,      FOR THE
                                                   2001 TO JUNE 30,       YEAR ENDED       2001 TO JUNE 30,    YEAR ENDED
                                                         2001            DECEMBER 31,            2001         DECEMBER 31,
                                                      (UNAUDITED)            2000             (UNAUDITED)         2000
                                                   ----------------    --------------      ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment loss                               $     (542,023)    $   (2,577,149)       $ (2,227,206)    $  (2,378,752)
  Net realized gain (loss) on sale of
    investments, futures contracts and foreign
    currency transactions                               (3,877,091)       510,484,105         (40,671,081)      105,231,171
  Net change in unrealized appreciation
    (depreciation) of investments, futures
    contracts and foreign currency transactions       (356,463,527)      (599,371,533)         35,081,624      (203,974,757)
                                                    --------------     --------------        ------------     -------------
  Net decrease in net assets
    resulting from operations                         (360,882,641)       (91,464,577)         (7,816,663)     (101,122,338)
                                                    --------------     --------------        ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --         (6,184,344)                 --                --
  Net realized gain on investments                              --       (544,780,245)                 --      (150,421,648)
                                                    --------------     --------------        ------------     -------------
    Total distributions                                         --       (550,964,589)                 --      (150,421,648)
                                                    --------------     --------------        ------------     -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                         159,322,696        624,616,363         123,257,106       498,485,869
  Reinvestment of distributions                                 --        550,964,589                  --       150,421,648
  Value of shares redeemed                            (194,700,528)      (545,229,291)        (93,746,484)     (177,952,943)
                                                    --------------     --------------        ------------     -------------
    Net increase (decrease) from capital
     share transactions                                (35,377,832)       630,351,661          29,510,622       470,954,574
                                                    --------------     --------------        ------------     -------------
  Total increase (decrease) in net assets             (396,260,473)       (12,077,505)         21,693,959       219,410,588
                                                    --------------     --------------        ------------     -------------
NET ASSETS at beginning of year                      3,349,617,875      3,361,695,380         850,915,356       631,504,768
                                                    --------------     --------------        ------------     -------------
NET ASSETS at end of period                         $2,953,357,402     $3,349,617,875        $872,609,315     $ 850,915,356
                                                    ==============     ==============        ============     =============
SHARE TRANSACTIONS:
  Number of shares sold                                 17,442,513         44,393,041          11,247,761        30,243,616
  Number of shares issued through
    reinvestment of dividends and distributions                 --         51,157,343                  --        12,726,028
  Number of shares redeemed                            (21,168,487)       (39,008,673)         (8,747,411)      (10,909,348)
                                                    --------------     --------------        ------------     -------------
    Net increase (decrease) in shares outstanding       (3,725,974)        56,541,711           2,500,350        32,060,296
                                                    ==============     ==============        ============     =============

                       See Notes to Financial Statements.

                                                                                                  INTERNATIONAL
                                                                                         -------------------------------
                                                                                          FOR THE PERIOD
                                                                                          FROM JANUARY 1,      FOR THE
                                                                                         2001 TO JUNE 30,    YEAR ENDED
                                                                                               2001         DECEMBER 31,
                                                                                            (UNAUDITED)         2000
                                                                                         ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                                    $  1,844,911     $  1,540,856
  Net realized gain (loss) on sale of investments, futures contracts and foreign
    currency transactions                                                                    (3,060,514)      22,919,878
  Net change in unrealized appreciation (depreciation) of investments, futures
    contracts and foreign currency transactions                                             (42,914,039)     (77,592,144)
                                                                                           ------------     ------------
  Net decrease in net assets resulting from operations                                      (44,129,642)     (53,131,410)
                                                                                           ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                              --       (3,407,798)
  Net realized gain on investments                                                                   --      (23,986,746)
                                                                                           ------------     ------------
    Total distributions                                                                              --      (27,394,544)
                                                                                           ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                               45,139,262      142,848,932
  Reinvestment of distributions                                                                      --       27,394,544
  Value of shares redeemed                                                                  (21,095,992)     (80,120,555)
                                                                                           ------------     ------------
Net increase from capital share transactions                                                 24,043,270       90,122,921
                                                                                           ------------     ------------
  Total increase (decrease) in net assets                                                   (20,086,372)       9,596,967
                                                                                           ------------     ------------
NET ASSETS at beginning of year                                                             326,533,976      316,937,009
                                                                                           ------------     ------------
NET ASSETS at end of period                                                                $306,447,604     $326,533,976
                                                                                           ============     ============
SHARE TRANSACTIONS:
  Number of shares sold                                                                       4,568,835       10,971,768
  Number of shares issued through reinvestment of dividends and distributions                        --        2,553,079
  Number of shares redeemed                                                                  (2,160,570)      (6,141,119)
                                                                                           ------------     ------------
    Net increase in shares outstanding                                                        2,408,265        7,383,728
                                                                                           ============     ============

                       See Notes to Financial Statements.

                                                             CORE BOND INDEX                     500 STOCK INDEX
                                                   ----------------------------------    -------------------------------
                                                    FOR THE PERIOD                        FOR THE PERIOD
                                                    FROM JANUARY 1,         FOR THE       FROM JANUARY 1,      FOR THE
                                                   2001 TO JUNE 30,       YEAR ENDED     2001 TO JUNE 30,    YEAR ENDED
                                                         2001            DECEMBER 31,          2001         DECEMBER 31,
                                                      (UNAUDITED)            2000           (UNAUDITED)         2000
                                                   ----------------      ------------    ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                              $ 11,440,608        $ 21,555,363      $  1,102,434     $  2,358,809
  Net realized gain (loss) on sale of
    investments, futures contracts and foreign
    currency transactions                                 205,327          (5,563,147)        4,105,917       15,409,447
  Net change in unrealized appreciation
    (depreciation) of investments, futures
    contracts and foreign currency transactions         1,019,041          21,960,528       (22,817,201)     (43,105,304)
                                                     ------------        ------------      ------------     ------------
  Net increase (decrease) in net assets
    resulting from operations                          12,664,976          37,952,744       (17,608,850)     (25,337,048)
                                                     ------------        ------------      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                       (9,148,441)        (17,238,684)               --         (687,964)
  Net investment income--Class II                      (2,912,121)         (4,250,586)               --       (1,487,522)
  Net realized gain on investments--Class I                    --                  --                --       (1,955,075)
  Net realized gain on investments--Class II                   --                  --                --       (3,042,247)
                                                     ------------        ------------      ------------     ------------
    Total distributions                               (12,060,562)        (21,489,270)               --       (7,172,808)
                                                     ------------        ------------      ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                33,911,907          52,204,448        10,901,312       31,407,555
  Proceeds from sale of shares--Class II               27,604,413          41,459,895        24,051,125       84,601,060
  Reinvestment of distributions--Class I                9,096,974          17,238,684                --        2,643,038
  Reinvestment of distributions--Class II               2,841,825           4,250,582                --        4,529,760
  Value of shares redeemed--Class I                   (25,869,353)        (51,061,988)       (3,660,341)     (56,861,929)
  Value of shares redeemed--Class II                  (13,392,030)        (15,148,574)      (21,421,204)     (38,262,731)
                                                     ------------        ------------      ------------     ------------
    Net increase from capital share
     transactions                                      34,193,736          48,943,047         9,870,892       28,056,753
                                                     ------------        ------------      ------------     ------------
  Total increase (decrease) in net assets              34,798,150          65,406,521        (7,737,958)      (4,453,103)
                                                     ------------        ------------      ------------     ------------
NET ASSETS at beginning of year                       375,301,198         309,894,677       250,154,900      254,608,003
                                                     ------------        ------------      ------------     ------------
NET ASSETS at end of period                          $410,099,348        $375,301,198      $242,416,942     $250,154,900
                                                     ============        ============      ============     ============
SHARE TRANSACTIONS:
  Number of shares sold--Class I                        3,411,381           5,509,030         1,095,245        2,736,175
  Number of shares issued through reinvestment
    of dividends and distributions--Class I               916,407           1,809,989                --          253,407
  Number of shares redeemed--Class I                   (2,585,517)         (5,348,160)         (376,316)      (4,763,074)
                                                     ------------        ------------      ------------     ------------

  Net increase (decrease) in shares
    outstanding--Class I                                1,742,271           1,970,859           718,929       (1,773,492)
                                                     ============        ============      ============     ============
  Number of shares sold--Class II                       2,752,699           4,314,922         2,614,663        7,503,776
  Number of shares issued through reinvestment
    of dividends and distributions--Class II              285,522             444,572                --          455,252
  Number of shares redeemed--Class II                  (1,339,347)         (1,581,915)       (2,340,229)      (3,475,243)
                                                     ------------        ------------      ------------     ------------
    Net increase in shares outstanding--Class II        1,698,874           3,177,579           274,434        4,483,785
                                                     ============        ============      ============     ============

                       See Notes to Financial Statements.

                                                          BROAD MARKET INDEX                  MID/SMALL COMPANY INDEX
                                                   ---------------------------------      -------------------------------
                                                    FOR THE PERIOD                         FOR THE PERIOD
                                                    FROM JANUARY 1,        FOR THE         FROM JANUARY 1,      FOR THE
                                                   2001 TO JUNE 30,      YEAR ENDED       2001 TO JUNE 30,    YEAR ENDED
                                                         2001           DECEMBER 31,            2001         DECEMBER 31,
                                                      (UNAUDITED)           2000            (UNAUDITED)         2000
                                                   ----------------     -------------     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                              $  2,225,817       $   5,315,967       $    189,124     $    434,435
  Net realized gain on sale of
    investments, futures contracts and foreign
    currency transactions                               7,478,897          59,568,903             20,849        1,089,801
  Net change in unrealized appreciation
    (depreciation) of investments, futures
    contracts and foreign currency transactions       (45,179,477)       (133,286,442)        (3,106,124)     (18,591,038)
                                                     ------------       -------------       ------------     ------------
  Net decrease in net assets
    resulting from operations                         (35,474,763)        (68,401,572)        (2,896,151)     (17,066,802)
                                                     ------------       -------------       ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                               --          (2,226,343)                --         (153,271)
  Net investment income--Class II                              --          (2,760,346)                --         (262,277)
  Net realized gain on investments--Class I                    --         (18,606,649)                --         (830,960)
  Net realized gain on investments--Class II                   --         (15,635,969)                --         (886,683)
                                                     ------------       -------------       ------------     ------------
    Total distributions                                        --         (39,229,307)                --       (2,133,191)
                                                     ------------       -------------       ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                 7,296,781          31,623,349          3,263,339       50,712,560
  Proceeds from sale of shares--Class II               27,360,652         145,700,254          7,235,615       48,241,760
  Reinvestment of distributions--Class I                       --          20,832,992                 --          984,228
  Reinvestment of distributions--Class II                      --          18,396,315                 --        1,148,959
  Value of shares redeemed--Class I                   (15,768,306)       (203,533,634)        (3,397,330)     (30,057,166)
  Value of shares redeemed--Class II                  (30,528,001)        (26,195,335)       (10,138,475)     (14,535,889)
                                                     ------------       -------------       ------------     ------------
    Net increase (decrease) from capital share
     transactions                                     (11,638,874)        (13,176,059)        (3,036,851)      56,494,452
                                                     ------------       -------------       ------------     ------------
  Total increase (decrease) in net assets             (47,113,637)       (120,806,938)        (5,933,002)      37,294,459
                                                     ------------       -------------       ------------     ------------
NET ASSETS at beginning of year                       561,833,418         682,640,356         68,138,706       30,844,247
                                                     ------------       -------------       ------------     ------------
NET ASSETS at end of period                          $514,719,781       $ 561,833,418       $ 62,205,704     $ 68,138,706
                                                     ============       =============       ============     ============
SHARE TRANSACTIONS:
  Number of shares sold--Class I                          753,857           2,644,661            297,629        3,432,532
  Number of shares issued through reinvestment
    of dividends and distributions--Class I                    --           2,048,476                 --           85,585
  Number of shares redeemed--Class I                   (1,676,166)        (16,417,804)          (321,339)      (2,126,046)
                                                     ------------       -------------       ------------     ------------
  Net increase (decrease) in shares
    outstanding--Class I                                 (922,309)        (11,724,667)           (23,710)       1,392,071
                                                     ============       =============       ============     ============
  Number of shares sold--Class II                       3,144,091          12,186,450            704,663        3,445,610
  Number of shares issued through reinvestment
    of dividends and distributions--Class II                   --           1,902,412                 --          104,260
  Number of shares redeemed--Class II                  (3,452,080)         (2,351,805)          (978,380)      (1,130,057)
                                                     ------------       -------------       ------------     ------------
    Net increase (decrease) in shares
      outstanding--Class II                              (307,989)         11,737,057           (273,717)       2,419,813
                                                     ============       =============       ============     ============

                       See Notes to Financial Statements.

                                                                                              OVERSEAS EQUITY INDEX
                                                                                         -------------------------------
                                                                                          FOR THE PERIOD
                                                                                          FROM JANUARY 1,      FOR THE
                                                                                         2001 TO JUNE 30,    YEAR ENDED
                                                                                               2001         DECEMBER 31,
                                                                                            (UNAUDITED)         2000
                                                                                         ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                                    $   371,429      $    645,987
  Net realized gain (loss) on sale of investments, futures contracts and foreign
    currency transactions                                                                      (90,361)        1,852,119
  Net change in unrealized appreciation (depreciation) of investments, futures
    contracts and foreign currency transactions                                             (7,146,985)      (12,402,698)
                                                                                           -----------      ------------
  Net decrease in net assets resulting from operations                                      (6,865,917)       (9,904,592)
                                                                                           -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                                                                    --          (339,030)
  Net investment income--Class II                                                                   --          (142,017)
  Net realized gain on investments--Class I                                                         --        (1,810,922)
  Net realized gain on investments--Class II                                                        --          (555,403)
                                                                                           -----------      ------------
    Total distributions                                                                             --        (2,847,372)
                                                                                           -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                                                      8,505,447        26,670,817
  Proceeds from sale of shares--Class II                                                     3,923,494         8,958,155
  Reinvestment of distributions--Class I                                                            --         2,149,952
  Reinvestment of distributions--Class II                                                           --           697,420
  Value of shares redeemed--Class I                                                         (3,188,290)      (32,700,564)
  Value of shares redeemed--Class II                                                        (4,185,001)       (5,945,613)
                                                                                           -----------      ------------
  Net increase (decrease) from capital share transactions                                    5,055,650          (169,833)
                                                                                           -----------      ------------
  Total decrease in net assets                                                              (1,810,267)      (12,921,797)
                                                                                           -----------      ------------
NET ASSETS at beginning of year                                                             44,117,254        57,039,051
                                                                                           -----------      ------------
NET ASSETS at end of period                                                                $42,306,987      $ 44,117,254
                                                                                           ===========      ============
SHARE TRANSACTIONS:
  Number of shares sold--Class I                                                               915,321         2,248,368
  Number of shares issued through reinvestment of dividends and distributions--Class I              --           212,236
  Number of shares redeemed--Class I                                                          (338,727)       (2,886,049)
                                                                                           -----------      ------------
  Net increase (decrease) in shares outstanding--Class I                                       576,594          (425,445)
                                                                                           ===========      ============
  Number of shares sold--Class II                                                              440,527           776,375
  Number of shares issued through reinvestment of dividends and distributions--Class II             --            72,346
  Number of shares redeemed--Class II                                                         (469,102)         (523,741)
                                                                                           -----------      ------------
    Net increase (decrease) in shares outstanding--Class II                                    (28,575)          324,980
                                                                                           ===========      ============

                       See Notes to Financial Statements.

                                                                               MODEL PORTFOLIOS
                                                   -------------------------------------------------------------------------
                                                            SAVINGS ORIENTED                     CONSERVATIVE GROWTH
                                                   -----------------------------------   -----------------------------------
                                                    FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                                    FROM JANUARY 1,   FROM DECEMBER 4,    FROM JANUARY 1,   FROM DECEMBER 4,
                                                   2001 TO JUNE 30,       2000* TO       2001 TO JUNE 30,       2000* TO
                                                         2001           DECEMBER 31,           2001           DECEMBER 31,
                                                      (UNAUDITED)           2000            (UNAUDITED)           2000
                                                   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                              $  2,178,198       $    635,117       $  3,946,825       $  1,383,302
  Net realized gain (loss) on sale of investments        (211,933)         1,790,402         (1,445,225)         9,896,030
  Net change in unrealized appreciation
    (depreciation) of investments                        (147,351)        (1,316,158)        (1,911,018)        (7,317,460)
                                                     ------------       ------------       ------------       ------------
  Net increase in net assets resulting
    from operations                                     1,818,914          1,109,361            590,582          3,961,872
                                                     ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --           (610,096)                --         (1,339,293)
  Net realized gain on investments                             --           (507,117)                --         (4,842,382)
                                                     ------------       ------------       ------------       ------------
    Total distributions                                        --         (1,117,213)                --         (6,181,675)
                                                     ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Capital contributed in (Note 1)                              --         97,607,204                 --        230,670,592
  Proceeds from sale of shares                         31,424,340         48,985,571         52,236,010         78,507,280
  Reinvestment of distributions                                --          1,117,213                 --          6,181,675
  Value of shares redeemed                            (12,242,815)       (46,609,586)       (24,867,620)       (76,457,544)
                                                     ------------       ------------       ------------       ------------
    Net increase from capital share
     transactions                                      19,181,525        101,100,402         27,368,390        238,902,003
                                                     ------------       ------------       ------------       ------------
  Total increase in net assets                         21,000,439        101,092,550         27,958,972        236,682,200
                                                     ------------       ------------       ------------       ------------
NET ASSETS at beginning of year                       101,092,550                 --        236,682,200                 --
                                                     ------------       ------------       ------------       ------------
NET ASSETS at end of period                          $122,092,989       $101,092,550       $264,641,172       $236,682,200
                                                     ============       ============       ============       ============
SHARE TRANSACTIONS:
  Capital shares issued from contributed
    capital (Note 1)                                           --          3,904,288                 --          9,226,824
  Number of shares sold                                 1,247,184          1,928,726          2,125,971          3,063,448
  Number of shares issued through
    reinvestment of dividends and distributions                --             44,528                 --            249,161
  Number of shares redeemed                              (484,861)        (1,848,889)        (1,025,120)        (3,000,354)
                                                     ------------       ------------       ------------       ------------
    Net increase in shares outstanding                    762,323          4,028,653          1,100,851          9,539,079
                                                     ============       ============       ============       ============

---------------
*   --Commencement of operations

                       See Notes to Financial Statements.

                                                                               MODEL PORTFOLIOS
                                                   -----------------------------------------------------------------------
                                                            TRADITIONAL GROWTH                    LONG-TERM GROWTH
                                                   -----------------------------------   ---------------------------------
                                                    FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD    FOR THE PERIOD
                                                    FROM JANUARY 1,   FROM DECEMBER 4,    FROM JANUARY 1,  FROM DECEMBER 4,
                                                   2001 TO JUNE 30,       2000* TO       2001 TO JUNE 30,      2000* TO
                                                         2001           DECEMBER 31,           2001          DECEMBER 31,
                                                      (UNAUDITED)           2000            (UNAUDITED)          2000
                                                   ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                              $  5,268,473      $   2,828,129       $  2,576,147      $   2,651,454
  Net realized gain (loss) on sale of investments        (697,516)        32,925,397            616,832         42,829,413
  Net change in unrealized appreciation
    (depreciation) of investments                     (12,886,930)       (24,040,748)       (19,938,288)       (30,798,245)
                                                     ------------      -------------       ------------      -------------
  Net increase (decrease) in net assets resulting
    from operations                                    (8,315,973)        11,712,778        (16,745,309)        14,682,622
                                                     ------------      -------------       ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --         (2,788,053)                --         (2,689,334)
  Net realized gain on investments                             --        (15,881,901)                --        (20,480,978)
                                                     ------------      -------------       ------------      -------------
    Total distributions                                        --        (18,669,954)                --        (23,170,312)
                                                     ------------      -------------       ------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Capital contributed in (Note 1)                              --        471,475,585                 --        448,517,901
  Proceeds from sale of shares                         90,225,876        142,279,291         74,347,575        122,563,246
  Reinvestment of distributions                                --         18,669,954                 --         23,170,312
  Value of shares redeemed                            (38,954,020)      (135,676,915)       (27,357,341)      (118,241,367)
                                                     ------------      -------------       ------------      -------------
    Net increase from capital
     share transactions                                51,271,856        496,747,915         46,990,234        476,010,092
                                                     ------------      -------------       ------------      -------------
  Total increase in net assets                         42,955,883        489,790,739         30,244,925        467,522,402
                                                     ------------      -------------       ------------      -------------
NET ASSETS at beginning of year                       489,790,739                 --        467,522,402                 --
                                                     ------------      -------------       ------------      -------------
NET ASSETS at end of period                          $532,746,622      $ 489,790,739       $497,767,327      $ 467,522,402
                                                     ============      =============       ============      =============
SHARE TRANSACTIONS:
  Capital shares issued from contributed
    capital (Note 1)                                           --         18,859,023                 --         17,940,716
  Number of shares sold                                 3,775,043          5,532,840          3,187,589          4,718,972
  Number of shares issued through
    reinvestment of dividends and distributions                --            757,709                 --            944,570
  Number of shares redeemed                            (1,677,919)        (5,271,770)        (1,220,522)        (4,547,879)
                                                     ------------      -------------       ------------      -------------
    Net increase in shares outstanding                  2,097,124         19,877,802          1,967,067         19,056,379
                                                     ============      =============       ============      =============

---------------
 *   --Commencement of operations

                       See Notes to Financial Statements.

                                                                                                  MODEL PORTFOLIOS
                                                                                         ----------------------------------
                                                                                                  ALL-EQUITY GROWTH
                                                                                         ----------------------------------
                                                                                          FOR THE PERIOD    FOR THE PERIOD
                                                                                          FROM JANUARY 1,  FROM DECEMBER 4,
                                                                                         2001 TO JUNE 30,      2000* TO
                                                                                               2001          DECEMBER 31,
                                                                                            (UNAUDITED)          2000
                                                                                         ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income (loss)                                                              $   (17,212)      $    70,481
  Net realized gain (loss) on sale of investments                                              (390,625)        1,319,861
  Net change in unrealized appreciation (depreciation) of investments                          (341,624)         (872,608)
                                                                                            -----------       -----------
  Net increase (decrease) in net assets resulting from operations                              (749,461)          517,734
                                                                                            -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                              --           (71,480)
  Net realized gain on investments                                                                   --          (650,111)
                                                                                            -----------       -----------
    Total distributions                                                                              --          (721,591)
                                                                                            -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Capital contributed in (Note 1)                                                                    --         9,909,305
  Proceeds from sale of shares                                                               19,405,902         4,370,433
  Reinvestment of distributions                                                                      --           721,591
  Value of shares redeemed                                                                   (4,046,262)       (3,100,018)
                                                                                            -----------       -----------
    Net increase from capital share transactions                                             15,359,640        11,901,311
                                                                                            -----------       -----------
  Total increase in net assets                                                               14,610,179        11,697,454
                                                                                            -----------       -----------
NET ASSETS at beginning of year                                                              11,697,454                --
                                                                                            -----------       -----------
NET ASSETS at end of period                                                                 $26,307,633       $11,697,454
                                                                                            ===========       ===========
SHARE TRANSACTIONS:
  Capital shares issued from contributed capital (Note 1)                                            --           396,372
  Number of shares sold                                                                         837,113           174,123
  Number of shares issued through reinvestment of dividends and distributions                        --            29,732
  Number of shares redeemed                                                                    (176,292)         (118,186)
                                                                                            -----------       -----------
    Net increase in shares outstanding                                                          660,821           482,041
                                                                                            ===========       ===========

---------------
 *   --Commencement of operations

                       See Notes to Financial Statements.


                                FINANCIAL HIGHLIGHTS
                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      MONEY MARKET                              INCOME PRESERVATION
                                 --------------------------------------------------------------------------------------------
                                   FOR THE PERIOD                     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                   FROM JANUARY 1,    FOR THE YEAR     FROM MARCH 1,     FROM JANUARY 1,    FROM DECEMBER 4,
                                  2001 TO JUNE 30,        ENDED          1999* TO       2001 TO JUNE 30,        2000* TO
                                        2001          DECEMBER 31,     DECEMBER 31,           2001            DECEMBER 31,
                                    (UNAUDITED)           2000             1999          (UNAUDITED)(a)           2000
                                 ------------------  --------------  ----------------  ------------------  ------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $   1.00          $ 1.00           $ 1.00         $  100.00         $  100.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                       0.02            0.06             0.04              2.70              0.46
  Net realized and unrealized
    gain on investments and
    futures and foreign
    currency transactions                     0.00            0.00             0.00              0.00              0.00
                                          --------          ------           ------         ---------         ---------
TOTAL FROM INVESTMENT
  OPERATIONS                                  0.02            0.06             0.04              2.70              0.46
                                          --------          ------           ------         ---------         ---------
LESS DISTRIBUTIONS:
  From net investment income                 (0.02)          (0.06)           (0.04)            (2.70)            (0.46)
                                          --------          ------           ------         ---------         ---------
TOTAL DISTRIBUTIONS                          (0.02)          (0.06)           (0.04)            (2.70)            (0.46)
                                          --------          ------           ------         ---------         ---------
NET ASSET VALUE,
  END OF PERIOD                           $   1.00          $ 1.00           $ 1.00         $  100.00         $  100.00
                                          ========          ======           ======         =========         =========
Total return                                  2.35%++         6.05%            4.00%++           2.73%++           0.46%++
Ratios/Supplemental data:
  Net assets, end of period (000)         $103,446         $93,385          $76,773          $372,043         $ 329,137
  Number of shares outstanding,
    end of period (000)                    103,446          93,385           76,773             3,720             3,291
Ratios to average net assets:
  Ratio of expenses to
    average net assets                        0.55%+          0.55%            0.55%+            0.81%+            0.78%+
  Ratio of net investment
    income to average
    net assets                                4.72%+          5.89%            4.70%+            5.47%+            6.90%+
Portfolio turnover                             N/A             N/A              N/A                17%++            139%++
(1) Ratio of expenses to average
    net assets prior to expense reductions
    and reimbursed expenses                   0.62%+          0.61%            0.60%+             N/A               N/A
(2) Ratio of net investment income to
    average net assets prior to expense
    reductions and reimbursed expenses        4.65%+          5.83%            4.65%+             N/A               N/A

------------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations
(a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 N/A --Not applicable


                            See Notes to Financial Statements.

                                             U.S. TREASURY SECURITIES                              ASSET ALLOCATION
                                ------------------------------------------------   -------------------------------------------------
                                 FOR THE PERIOD                   FOR THE PERIOD    FOR THE PERIOD                   FOR THE PERIOD
                                 FROM JANUARY 1,   FOR THE YEAR    FROM MARCH 1,    FROM JANUARY 1,   FOR THE YEAR    FROM MARCH 1,
                                2001 TO JUNE 30,       ENDED         1999* TO      2001 TO JUNE 30,      ENDED          1999* TO
                                      2001         DECEMBER 31,    DECEMBER 31,          2001         DECEMBER 31,    DECEMBER 31,
                                 (UNAUDITED)(a)        2000            1999         (UNAUDITED)(a)       2000             1999
                                ----------------   -------------  --------------   ----------------   ------------   ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $  10.07          $  9.50        $ 10.00           $   9.96         $  10.49      $    10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.25             0.53           0.44               0.12             0.29            0.24
  Net realized and unrealized
    gain (loss) on investments
    and futures and foreign
    currency transactions              (0.03)            0.57          (0.50)             (0.59)           (0.36)           0.62
                                    --------          -------        -------           --------         --------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                            0.22             1.10          (0.06)             (0.47)           (0.07)           0.86
                                    --------          -------        -------           --------         --------      ----------
LESS DISTRIBUTIONS:
  From net investment income           (0.25)           (0.53)         (0.44)             (0.00)           (0.29)          (0.24)
  From net realized gains              (0.00)           (0.00)         (0.00)             (0.00)           (0.17)          (0.13)
                                    --------          -------        -------           --------         --------      ----------
TOTAL DISTRIBUTIONS                    (0.25)           (0.53)         (0.44)             (0.00)           (0.46)          (0.37)
                                    --------          -------        -------           --------         --------      ----------
NET ASSET VALUE,
  END OF PERIOD                     $  10.04          $ 10.07        $  9.50           $   9.49         $   9.96      $    10.49
                                    ========          =======        =======           ========         ========      ==========
Total return                            2.14%++         12.00%         -0.66%++           -4.72%++         -0.71%           8.61%++
Ratios/Supplemental data:
  Net assets, end of
    period (000)                    $110,386          $87,209        $76,468           $901,447         $986,504      $1,100,101
  Number of shares outstanding,
    end of period (000)               10,991            8,662          8,052             95,024           99,010         104,874
Ratios to average net assets:
  Ratio of expenses to
    average net assets                  0.64%+           0.68%          0.66%+             0.76%+           0.78%           0.80%+
  Ratio of net investment
    income to average
    net assets                          4.93%+           5.54%          5.26%+             2.44%+           2.61%           2.68%+
Portfolio turnover                       154%++           121%           176%++              32%++            19%              6%++

-------------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations
 (a) --The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation


                            See Notes to Financial Statements.

                                                    EQUITY INCOME                                    GROWTH & INCOME
                                  ------------------------------------------------  ------------------------------------------------
                                   FOR THE PERIOD                   FOR THE PERIOD   FOR THE PERIOD                   FOR THE PERIOD
                                   FROM JANUARY 1,   FOR THE YEAR    FROM MARCH 1,   FROM JANUARY 1,   FOR THE YEAR    FROM MARCH 1,
                                  2001 TO JUNE 30,      ENDED         1999* TO      2001 TO JUNE 30,      ENDED         1999* TO
                                        2001         DECEMBER 31,    DECEMBER 31,        2001          DECEMBER 31,    DECEMBER 31,
                                    (UNAUDITED)         2000            1999          (UNAUDITED)         2000            1999
                                  ----------------   ------------   --------------  ----------------   ------------   --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $   8.15         $   7.16         $  10.00         $  10.83         $  11.85        $  10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.06             0.15             0.18             0.03             0.06            0.01
  Net realized and unrealized
    gain (loss) on investments
    and futures and foreign
    currency transactions               0.38             1.11            (0.68)           (0.31)            0.44            2.31
                                    --------         --------         --------         --------         --------        --------
TOTAL FROM INVESTMENT
  OPERATIONS                            0.44             1.26            (0.50)           (0.28)            0.50            2.32
                                    --------         --------         --------         --------         --------        --------
LESS DISTRIBUTIONS:
  From net investment income           (0.00)           (0.15)           (0.18)           (0.00)           (0.06)          (0.01)
  From net realized gains              (0.00)           (0.12)           (2.16)           (0.00)           (1.46)          (0.46)
                                    --------         --------         --------         --------         --------        --------
TOTAL DISTRIBUTIONS                     0.00            (0.27)           (2.34)            0.00            (1.52)          (0.47)
                                    --------         --------         --------         --------         --------        --------
NET ASSET VALUE,
  END OF PERIOD                     $   8.59         $   8.15         $   7.16         $  10.55         $  10.83        $  11.85
                                    ========         ========         ========         ========         ========        ========
Total return                            5.40%++         17.56%           -4.60%++         -2.59%++          4.21%          23.50%++
Ratios/Supplemental data:
  Net assets, end of
    period (000)                    $616,426         $522,954         $486,690         $405,064         $376,137        $235,062
  Number of shares outstanding,
    end of period (000)               71,772           64,135           67,988           38,408           34,745          19,833
Ratios to average net assets:
  Ratio of expenses to
    average net assets                  0.88%+           0.79%            0.75%+           0.85%+           0.79%           0.94%+
  Ratio of net investment
    income to average
    net assets                          1.62%+           2.06%            2.08%+           0.58%+           0.61%           0.17%+
Portfolio turnover                         8%++            58%              77%++            48%++            94%             51%++
(1) Ratio of expenses to
    average net assets prior to
    expense reductions and
    reimbursed expenses                 0.92%+           0.85%            0.76%+           0.88%+           0.82%           0.96%+
(2) Ratio of net investment
    income to average net assets
    prior to expense reductions
    and reimbursed expenses             1.58%+           2.00%            2.07%+           0.55%+           0.58%           0.15%+

-------------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations


                            See Notes to Financial Statements.

                                                       GROWTH                                   AGGRESSIVE OPPORTUNITIES
                                  ------------------------------------------------  ------------------------------------------------
                                   FOR THE PERIOD                   FOR THE PERIOD   FOR THE PERIOD                   FOR THE PERIOD
                                   FROM JANUARY 1,   FOR THE YEAR    FROM MARCH 1,   FROM JANUARY 1,   FOR THE YEAR    FROM MARCH 1,
                                  2001 TO JUNE 30,      ENDED         2000* TO      2001 TO JUNE 30,      ENDED         1999* TO
                                        2001         DECEMBER 31,    DECEMBER 31,        2001          DECEMBER 31,    DECEMBER 31,
                                    (UNAUDITED)         2000            1999          (UNAUDITED)         2000            1999
                                  ----------------   ------------   --------------  ----------------   ------------   --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $    10.77       $    13.21       $    10.00       $  11.82         $  15.82        $  10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)            0.00            (0.01)            0.00**        (0.03)           (0.03)          (0.04)
  Net realized and unrealized
    gain (loss) on investments
    and futures and foreign
    currency transactions                (1.16)           (0.33)            3.95          (0.07)           (1.45)           6.34
                                    ----------       ----------       ----------       --------         --------        --------
TOTAL FROM INVESTMENT
  OPERATIONS                             (1.16)           (0.34)            3.95          (0.10)           (1.48)           6.30
                                    ----------       ----------       ----------       --------         --------        --------
LESS DISTRIBUTIONS:
  From net investment income             (0.00)           (0.02)           (0.00)**       (0.00)           (0.00)          (0.00)
  From net realized gains                (0.00)           (2.08)           (0.74)         (0.00)           (2.52)          (0.48)
                                    ----------       ----------       ----------       --------         --------        --------
TOTAL DISTRIBUTIONS                       0.00            (2.10)           (0.74)          0.00            (2.52)          (0.48)
                                    ----------       ----------       ----------       --------         --------        --------
NET ASSET VALUE,
  END OF PERIOD                     $     9.61       $    10.77       $    13.21       $  11.72         $  11.82        $  15.82
                                    ==========       ==========       ==========       ========         ========        ========
Total return                            -10.77%++         -2.56%           40.03%++       -0.85%++         -9.35%          63.39%++
Ratios/Supplemental data:
  Net assets, end of
    period (000)                    $2,953,357       $3,349,618       $3,361,695       $872,609         $850,915        $631,505
  Number of shares outstanding,
    end of period (000)                307,313          311,039          254,497         74,484           71,984          39,924
Ratios to average net assets:
  Ratio of expenses to
    average net assets                    0.88%+           0.84%            0.80%+         1.20%+           1.24%           1.28%+
  Ratio of net investment
    loss to average
    net assets                           -0.04%+          -0.07%           -0.01%+        -0.54%+          -0.28%          -0.48%+
Portfolio turnover                          25%++            59%             129%++          50%++            41%             50%++
(1) Ratio of expenses to
    average net assets prior to
    expense reductions and
    reimbursed expenses                   0.89%+           0.86%            0.81%+         1.25%+           1.25%           1.28%+
(2) Ratio of net investment
    loss to average net assets
    prior to expense reductions
    and reimbursed expenses              -0.05%+          -0.09%           -0.02%+        -0.59%+          -0.29%          -0.48%+

------------
  + --Annualized
 ++ --Not annualized
  * --Commencement of operations
 ** --Rounds to less than .01


                           See Notes to Financial Statements.

                                                                                           INTERNATIONAL
                                                                      -----------------------------------------------------
                                                                        FOR THE PERIOD                      FOR THE PERIOD
                                                                        FROM JANUARY 1,    FOR THE YEAR      FROM MARCH 1,
                                                                       2001 TO JUNE 30,       ENDED           1999* TO
                                                                            2001           DECEMBER 31,      DECEMBER 31,
                                                                         (UNAUDITED)           2000              1999
                                                                      ------------------  --------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 10.73           $ 13.76          $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                       0.06              0.07             0.08
  Net realized and unrealized gain (loss) on investments and
    futures and foreign currency transactions                                (1.46)            (2.12)            4.15
                                                                           -------           -------          -------
TOTAL FROM INVESTMENT OPERATIONS                                             (1.40)            (2.05)            4.23
                                                                           -------           -------          -------
LESS DISTRIBUTIONS:
  From net investment income                                                 (0.00)            (0.12)           (0.15)
  From net realized gains                                                    (0.00)            (0.86)           (0.32)
                                                                           -------           -------          -------
TOTAL DISTRIBUTIONS                                                           0.00             (0.98)           (0.47)
                                                                           -------           -------          -------
NET ASSET VALUE, END OF PERIOD                                             $  9.33           $ 10.73          $ 13.76
                                                                            ======           =======          =======
Total return                                                                -13.05%++         -14.91%           42.62%++
Ratios/Supplemental data:
  Net assets, end of period (000)                                         $306,448          $326,534         $316,937
  Number of shares outstanding, end of period (000)                         32,831            30,423           23,039
Ratios to average net assets:
  Ratio of expenses to average net assets                                     1.17%+            1.13%            1.12%+
  Ratio of net investment income to average net assets                        1.18%+            0.46%            0.86%+
Portfolio turnover                                                              17%++             40%              29%++
(1) Ratio of expenses to average net assets prior to expense
    reductions and reimbursed expenses                                        1.19%+            1.15%            1.14%+
(2) Ratio of net investment income to average net assets prior
    to expense reductions and reimbursed expenses                             1.16%+            0.44%            0.84%+

------------
  + --Annualized
 ++ --Not annualized
  * --Commencement of operations


                           See Notes to Financial Statements.

                                                                      CORE BOND INDEX
                                     --------------------------------------------------------------------------------------------
                                          FOR THE PERIOD                                      FOR THE PERIOD      FOR THE PERIOD
                                          FROM JANUARY 1,                FOR THE YEAR           FROM MARCH 1,       FROM APRIL 5,
                                         2001 TO JUNE 30,                   ENDED                 1999* TO            1999* TO
                                               2001                      DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                                          (UNAUDITED)(a)                     2000                  1999                 1999
                                     ---------------------------   -------------------------  ---------------     ---------------
                                        CLASS I       CLASS II       CLASS I      CLASS II        CLASS I            CLASS II
                                     -------------  ------------   -----------  ------------  ---------------     ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   9.85       $  9.88      $   9.41        $ 9.43         $  10.00           $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                     0.29          0.30          0.60          0.62             0.49              0.45
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                   0.03          0.03          0.44          0.45            (0.59)            (0.57)
                                        --------       -------      --------        ------         --------           -------
TOTAL FROM INVESTMENT
  OPERATIONS                                0.32          0.33          1.04          1.07            (0.10)            (0.12)
                                        --------       -------      --------        ------         --------           -------
LESS DISTRIBUTIONS:
  From net investment income               (0.30)        (0.31)        (0.60)        (0.62)           (0.49)            (0.45)
                                        --------       -------      --------        ------         --------           -------
TOTAL DISTRIBUTIONS                        (0.30)        (0.31)        (0.60)        (0.62)           (0.49)            (0.45)
                                        --------       -------      --------        ------         --------           -------
NET ASSET VALUE,
  END OF PERIOD                         $   9.87       $  9.90      $   9.85        $ 9.88         $   9.41           $  9.43
                                        ========       =======      ========        ======         ========           =======
Total return                                3.26%++       3.35%++      11.43%        11.73%           -1.05%++          -1.19%++
Ratios/Supplemental data:
  Net assets, end of period (000)       $311,132       $98,967      $293,330       $81,972         $261,607           $48,288
  Number of shares outstanding,
    end of period (000)                   31,509         9,995        29,767         8,296           27,796             5,118
Ratios to average net assets:
  Ratio of expenses to
    average net assets                      0.47%+        0.27%+        0.47%         0.27%            0.47%+            0.27%+
  Ratio of net investment
    income to average
    net assets                              5.73%+        5.93%+        6.30%         6.53%            5.99%+            6.26%+

------------
   + --Annualized
  ++ --Not annualized
   * --Commencement of operations
 (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was a decrease in net investment income per share of $0.01 and $0.01, for Class I and Class II, respectively, an increase in net realized and unrealized gains and losses per share of $0.01 and $0.01, for Class I and Class II, respectively, and a decrease in the ratio of net investment income to average net assets from 6.08% to 5.73% and from 6.28% to 5.93% for Class I and Class II, respectively. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


                           See Notes to Financial Statements.

                                                                            500 STOCK INDEX
                                      --------------------------------------------------------------------------------------
                                          FOR THE PERIOD                                    FOR THE PERIOD   FOR THE PERIOD
                                          FROM JANUARY 1,               FOR THE YEAR         FROM MARCH 1,    FROM APRIL 5,
                                         2001 TO JUNE 30,                   ENDED              1999* TO        1999* TO
                                               2001                     DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                            (UNAUDITED)                     2000                 1999            1999
                                      -------------------------    -----------------------  --------------   ---------------
                                        CLASS I       CLASS II       CLASS I     CLASS II       CLASS I         CLASS II
                                      -----------   -----------    -----------  ----------  --------------   ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $  10.43       $   9.95      $  11.85     $  11.32       $  10.00        $  10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                    0.03           0.05          0.10         0.10           0.09            0.08
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                 (0.75)         (0.73)        (1.24)       (1.16)          1.86            1.36
                                       --------       --------      --------     --------       --------        --------
TOTAL FROM INVESTMENT
  OPERATIONS                              (0.72)         (0.68)        (1.14)       (1.06)          1.95            1.44
                                       --------       --------      --------     --------       --------        --------
LESS DISTRIBUTIONS:
  From net investment income              (0.00)         (0.00)        (0.07)       (0.10)         (0.07)          (0.09)
  From net realized gains                 (0.00)         (0.00)        (0.21)       (0.21)         (0.03)          (0.03)
                                       --------       --------      --------     --------       --------        --------
TOTAL DISTRIBUTIONS                        0.00           0.00         (0.28)       (0.31)         (0.10)          (0.12)
                                       --------       --------      --------     --------       --------        --------
NET ASSET VALUE,
  END OF PERIOD                        $   9.71       $   9.27      $  10.43     $   9.95       $  11.85        $  11.32
                                       ========       ========      ========     ========       ========        ========
Total return                              -6.90%++       -6.83%++      -9.61%       -9.36%         19.52%++        14.44%++
Ratios/Supplemental data:
  Net assets, end of period (000)      $100,710       $141,707      $100,732     $149,423       $135,372        $119,236
  Number of shares outstanding,
    end of period (000)                  10,373         15,291         9,654       15,016         11,428          10,532
Ratios to average net assets:
  Ratio of expenses to
    average net assets                     0.47%+         0.27%+        0.44%        0.24%          0.44%+          0.24%+
  Ratio of net investment
    income to average
    net assets                             0.80%+         1.00%+        0.83%        1.02%          1.04%+          1.23%+

-------------
   +  --Annualized
  ++  --Not annualized
   *  --Commencement of operations

                            See Notes to Financial Statements.

                                                                        BROAD MARKET INDEX
                                      --------------------------------------------------------------------------------------
                                          FOR THE PERIOD                                    FOR THE PERIOD   FOR THE PERIOD
                                          FROM JANUARY 1,               FOR THE YEAR         FROM MARCH 1,    FROM APRIL 5,
                                         2001 TO JUNE 30,                   ENDED              1999* TO         1999* TO
                                               2001                     DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                            (UNAUDITED)                     2000                 1999             1999
                                      -------------------------    -----------------------  --------------   ---------------
                                        CLASS I       CLASS II       CLASS I     CLASS II      CLASS I          CLASS II
                                      -----------   -----------    -----------  ----------  --------------   ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $  10.17       $   9.67      $  12.21      $  11.68       $  10.00      $  10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                    0.04           0.04          0.11          0.10           0.10          0.09
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                 (0.69)         (0.65)        (1.42)        (1.35)          2.30          1.80
                                       --------       --------      --------      --------       --------      --------
TOTAL FROM INVESTMENT
  OPERATIONS                              (0.65)         (0.61)        (1.31)        (1.25)          2.40          1.89
                                       --------       --------      --------      --------       --------      --------
LESS DISTRIBUTIONS:
  From net investment income              (0.00)         (0.00)        (0.08)        (0.11)         (0.09)        (0.11)
  From net realized gains                 (0.00)         (0.00)        (0.65)        (0.65)         (0.10)        (0.10)
                                       --------       --------      --------      --------       --------      --------
TOTAL DISTRIBUTIONS                        0.00           0.00         (0.73)        (0.76)         (0.19)        (0.21)
                                       --------       --------      --------      --------       --------      --------
NET ASSET VALUE,
  END OF PERIOD                        $   9.52       $   9.06      $  10.17      $   9.67       $  12.21      $  11.68
                                       ========       ========      ========      ========       ========      ========
Total return                              -6.39%++       -6.31%++     -10.78%       -10.69%         24.07%++      19.01%++
Ratios/Supplemental data:
  Net assets, end of period (000)      $284,587       $230,133      $313,268      $248,565       $519,581      $163,050
  Number of shares outstanding,
    end of period (000)                  29,892         25,393        30,814        25,701         42,539        13,963
Ratios to average net assets:
  Ratio of expenses to
    average net assets                     0.47%+         0.27%+        0.47%         0.27%          0.46%+        0.26%+
  Ratio of net investment
    income to average
    net assets                             0.76%+         0.96%+        0.74%         0.94%          0.99%+        1.18%+

-------------
   +   --Annualized
  ++   --Not annualized
   *  --Commencement of operations

                            See Notes to Financial Statements.

                                                                      MID/SMALL COMPANY INDEX
                                      --------------------------------------------------------------------------------------
                                            FOR THE PERIOD                                   FOR THE PERIOD   FOR THE PERIOD
                                            FROM JANUARY 1,              FOR THE YEAR         FROM MARCH 1,    FROM APRIL 5,
                                           2001 TO JUNE 30,                  ENDED              1999* TO         1999* TO
                                                 2001                     DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                              (UNAUDITED)                    2000                 1999             1999
                                      -------------------------    -----------------------   --------------   --------------
                                        CLASS I       CLASS II       CLASS I     CLASS II       CLASS I          CLASS II
                                      -----------   -----------    -----------  ----------   --------------   --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $ 11.50       $  11.02       $  13.92      $  13.37       $  10.00       $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                     0.03           0.04           0.06          0.09           0.06          0.07
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                  (0.50)         (0.48)        (2.14)         (2.06)          4.02          3.48
                                         -------       --------       -------        -------       --------       -------
TOTAL FROM INVESTMENT
  OPERATIONS                               (0.47)         (0.44)        (2.08)         (1.97)          4.08          3.55
                                         -------       --------       -------        -------       --------       -------
LESS DISTRIBUTIONS:
  From net investment income               (0.00)         (0.00)        (0.05)         (0.09)         (0.06)        (0.08)
  From net realized gains                  (0.00)         (0.00)        (0.29)         (0.29)         (0.10)        (0.10)
                                         -------       --------       -------        -------       --------       -------
TOTAL DISTRIBUTIONS                         0.00           0.00         (0.34)         (0.38)         (0.16)        (0.18)
                                         -------       --------       -------        -------       --------       -------
NET ASSET VALUE,
  END OF PERIOD                          $ 11.03       $  10.58       $ 11.50        $ 11.02       $  13.92       $ 13.37
                                         =======       ========       =======        =======       ========       =======
Total return                               -4.09%++       -3.99%++     -14.91%        -14.75%         40.90%++      35.64%++
Ratios/Supplemental data:
  Net assets, end of period (000)        $32,152       $ 30,054       $33,805        $34,334       $ 21,548       $ 9,296
  Number of shares outstanding,
    end of period (000)                    2,916          2,841         2,940          3,115          1,548           695
Ratios to average net assets:
  Ratio of expenses to
    average net assets                      0.57%+         0.37%+        0.51%          0.31%          0.60%+        0.40%+
  Ratio of net investment
    income to average
    net assets                              0.52%+         0.72%+        0.52%          0.73%          0.75%+        0.97%+

-------------
   +  --Annualized
  ++  --Not annualized
   *  --Commencement of operations

                            See Notes to Financial Statements.

                                                                    OVERSEAS EQUITY INDEX
                                      --------------------------------------------------------------------------------------
                                          FOR THE PERIOD                                    FOR THE PERIOD    FOR THE PERIOD
                                          FROM JANUARY 1,               FOR THE YEAR         FROM MARCH 1,     FROM APRIL 5,
                                         2001 TO JUNE 30,                   ENDED              1999* TO          1999* TO
                                               2001                     DECEMBER 31,         DECEMBER 31,      DECEMBER 31,
                                            (UNAUDITED)                     2000                 1999              1999
                                      -------------------------    -----------------------   --------------   --------------
                                        CLASS I       CLASS II       CLASS I     CLASS II       CLASS I         CLASS II
                                      -----------   -----------    -----------  ----------   --------------   --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $  10.13        $  9.64      $  12.75        $12.19       $  10.00        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                     0.08           0.08          0.16          0.13           0.11          0.15
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                  (1.58)         (1.51)        (2.10)        (1.96)          2.88          2.30
                                         -------       --------       -------       -------       --------       -------

TOTAL FROM INVESTMENT
  OPERATIONS                               (1.50)         (1.43)        (1.94)        (1.83)          2.99          2.45
                                         -------       --------       -------       -------       --------       -------
LESS DISTRIBUTIONS:
  From net investment income               (0.00)         (0.00)        (0.11)        (0.15)         (0.17)        (0.19)
  From net realized gains                  (0.00)         (0.00)        (0.57)        (0.57)         (0.07)        (0.07)
                                         -------       --------       -------       -------       --------       -------
TOTAL DISTRIBUTIONS                         0.00           0.00         (0.68)        (0.72)         (0.24)        (0.26)
                                         -------       --------       -------       -------       --------       -------
NET ASSET VALUE,
  END OF PERIOD                         $   8.63        $  8.21      $  10.13       $  9.64       $  12.75        $12.19
                                        ========        =======      ========       =======       ========        ======
Total return                              -14.81%++      -14.83%++     -15.21%       -15.02%         30.03%++      24.59%++
Ratios/Supplemental data:
  Net assets, end of period (000)      $  34,062        $ 8,245      $ 34,167       $ 9,950       $ 48,416        $8,623
  Number of shares outstanding,
    end of period (000)                    3,949          1,004         3,372         1,033          3,798           708
Ratios to average net assets:
  Ratio of expenses to
    average net assets                      0.69%+         0.49%+        0.67%         0.47%          0.95%+        0.75%+
  Ratio of net investment
    income to average
    net assets                              1.71%+         1.89%+        1.07%         1.20%          1.17%+        1.53%+

-------------
   +  --Annualized
  ++  --Not annualized
   *  --Commencement of operations

                            See Notes to Financial Statements.

                                                                                MODEL PORTFOLIOS
                                                    -----------------------------------------------------------------------
                                                              SAVINGS ORIENTED                  CONSERVATIVE GROWTH
                                                    -----------------------------------  ----------------------------------
                                                      FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD
                                                      FROM JANUARY 1,  FROM DECEMBER 4,   FROM JANUARY 1, FROM DECEMBER 4,
                                                     2001 TO JUNE 30,      2000* TO      2001 TO JUNE 30,     2000* TO
                                                           2001          DECEMBER 31,          2001         DECEMBER 31,
                                                        (UNAUDITED)          2000           (UNAUDITED)         2000
                                                    -----------------  ----------------  ---------------- -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                    $    25.09         $   25.00        $    24.81       $    25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.45              0.16              0.37             0.14
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                                     (0.06)             0.21             (0.31)            0.33
                                                         ----------         ---------        ----------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS                                                   0.39              0.37              0.06             0.47
                                                         ----------         ---------        ----------       ----------
LESS DISTRIBUTIONS:
  From net investment income                                  (0.00)            (0.15)            (0.00)           (0.14)
  From net realized gains                                     (0.00)            (0.13)            (0.00)           (0.52)
                                                         ----------         ---------        ----------       ----------
TOTAL DISTRIBUTIONS                                            0.00             (0.28)             0.00)           (0.66)
                                                         ----------         ---------        ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                                          $    25.48         $   25.09         $   24.87       $    24.81
                                                         ==========         =========         =========       ==========

Total return++                                                 1.55%             1.48%             0.24%            1.89%
Ratios/Supplemental data:
  Net assets, end of period (000)                        $  122,093         $ 101,093         $ 264,641       $  236,682
  Number of shares outstanding,
    end of period (000)                                       4,791             4,029            10,640            9,539
Ratios to average net assets:
  Ratio of expenses to
    average net assets+                                        0.16%             0.13%             0.14%            0.12%
  Ratio of net investment
    income to average
    net assets+                                                3.80%             8.95%             3.14%            8.26%
  Portfolio turnover++                                            6%                2%                6%               1%

-------------
   +  --Annualized
  ++  --Not annualized
   *  --Commencement of operations

                            See Notes to Financial Statements.

                                                                                MODEL PORTFOLIOS
                                                    -----------------------------------------------------------------------
                                                             TRADITIONAL GROWTH                  LONG-TERM GROWTH
                                                    -----------------------------------  ----------------------------------
                                                      FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                      FROM JANUARY 1,  FROM DECEMBER 4,   FROM JANUARY 1,  FROM DECEMBER 4,
                                                     2001 TO JUNE 30,      2000* TO      2001 TO JUNE 30,      2000* TO
                                                           2001          DECEMBER 31,          2001          DECEMBER 31,
                                                        (UNAUDITED)          2000           (UNAUDITED)          2000
                                                    -----------------  ----------------  ---------------- -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                     $   24.64         $   25.00        $    24.53        $   25.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                                          0.24              0.14              0.12             0.15
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                                     (0.64)             0.47             (0.97)            0.66
                                                         ----------         ---------        ----------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS                                                  (0.40)             0.61             (0.85)            0.81
                                                         ----------         ---------        ----------       ----------
LESS DISTRIBUTIONS:
  From net investment income                                  (0.00)            (0.14)            (0.00)           (0.15)
  From net realized gains                                     (0.00)            (0.83)            (0.00)           (1.13)
                                                         ----------         ---------        ----------       ----------
TOTAL DISTRIBUTIONS                                            0.00             (0.97)             0.00            (1.28)
                                                         ----------         ---------        ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                                           $   24.24         $   24.64        $    23.68        $   24.53
                                                          =========         =========        ==========        =========
Total return++                                                -1.62%             2.46%            -3.47%            3.23%
Ratios/Supplemental data:
  Net assets, end of period (000)                         $ 532,747         $ 489,791        $  497,767        $ 467,522
  Number of shares outstanding,
    end of period (000)                                      21,975            19,878            21,023           19,056
Ratios to average net assets:
  Ratio of expenses to
    average net assets+                                        0.13%             0.11%             0.14%            0.11%
  Ratio of net investment
    income to average
    net assets+                                                2.08%             8.22%             1.09%            8.05%
  Portfolio turnover++                                            5%                0%**              5%               0%**

-------------
   + --Annualized
  ++ --Not annualized
   * --Commencement of operations
  ** --Rounds to less than 1%


                            See Notes to Financial Statements.

                                                                                                  MODEL PORTFOLIOS
                                                                                        -----------------------------------
                                                                                                 ALL-EQUITY GROWTH
                                                                                        -----------------------------------
                                                                                          FOR THE PERIOD    FOR THE PERIOD
                                                                                          FROM JANUARY 1,  FROM DECEMBER 4,
                                                                                         2001 TO JUNE 30,      2000* TO
                                                                                               2001          DECEMBER 31,
                                                                                            (UNAUDITED)         2000
                                                                                        -----------------  ----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                                                          $  24.27          $ 25.00
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment income (loss)                                                                      (0.02)            0.16
  Net realized and unrealized
    gain (loss) on investments and
    futures and foreign
    currency transactions                                                                         (1.23)            0.72
                                                                                               --------          -------
TOTAL FROM INVESTMENT
  OPERATIONS                                                                                      (1.25)            0.88
                                                                                               --------          -------
LESS DISTRIBUTIONS:

  From net investment income                                                                      (0.00)           (0.16)
  From net realized gains                                                                         (0.00)           (1.45)
                                                                                               --------          -------
TOTAL DISTRIBUTIONS                                                                                0.00            (1.61)
                                                                                               --------          -------
NET ASSET VALUE,
  END OF PERIOD                                                                                $  23.02          $ 24.27
                                                                                               ========          =======
Total return++                                                                                    -5.15%            3.53%
Ratios/Supplemental data:
  Net assets, end of period (000)                                                              $ 26,308          $11,697
  Number of shares outstanding,
    end of period (000)                                                                           1,143              482
Ratios to average net assets:
  Ratio of expenses to
    average net assets+                                                                            0.19%            0.13%
  Ratio of net investment
    income to average
    net assets+                                                                                   -0.19%            9.23%
  Portfolio turnover++                                                                               13%               2%

-------------
   + --Annualized
  ++ --Not annualized
   * --Commencement of operations
  ** --Rounds to less than 1%

                            See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware Business Trust. The Company commenced operations on March 1, 1999 by acquiring all of the assets of certain funds of the ICMA Retirement Trust (the "Trust"). The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed Money Market Fund, the U.S. Treasury Securities Fund, the Asset Allocation Fund, the Equity Income Fund, the Growth & Income Fund, the Growth Fund, the Aggressive Opportunities Fund, and the International Fund (the "Funds") and the Core Bond Index Fund, the 500 Stock Index Fund, the Broad Market Index Fund, the Mid/Small Company Index Fund, and the Overseas Equity Index Fund (the "Index Funds") on March 1, 1999 at $10.00 per share.

     The Income Preservation Fund and the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund, and the Model Portfolio All-Equity Growth Fund (the "Model Portfolio Funds") commenced operations on December 4, 2000 by acquiring all of the assets of certain funds of the Trust. The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds.

     Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. Barclays Global Fund Advisors (BGFA) is the investment adviser for the Master Portfolios. The Index Funds invest in the following Master Portfolios:

     INDEX FUND                 INVESTS IN         MASTER PORTFOLIO

     Core Bond                  [GRAPHIC]          Bond Index
     500 Stock                  [GRAPHIC]          S&P 500 Index
     Broad Market               [GRAPHIC]          U.S. Equity Index
     Mid/Small Company          [GRAPHIC]          Extended Index
     Overseas Equity            [GRAPHIC]          International Index

     The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

     The Funds and Model Portfolio Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily net assets of each class. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Capital gain distributions are allocated to each class pro rata, based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. In the preparation of the financial statements management makes estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   CHANGE IN ACCOUNTING POLICY

     Effective January 1, 2001, the Funds, Index Funds and Model Portfolio Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Funds did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Funds as of that date:

                                                     NET UNREALIZED                 ACCUMULATED UNDISTRIBUTED NET
FUND                                           APPRECIATION/(DEPRECIATION)                 INVESTMENT INCOME
Income Preservation                                  $     (760)                            $       760

U.S. Treasury                                        $   (6,004)                            $     6,004

Asset Allocation                                     $   (8,603)                            $     8,603

Core Bond Index                                      $1,847,196                             $(1,847,196)

The effect of this change for the period ended June 30, 2001 was:

                                                                           NET UNREALIZED
                                                   NET INVESTMENT           APPRECIATION/           NET REALIZED
FUND                                                   INCOME              (DEPRECIATION)            GAIN/(LOSS)
Income Preservation                                   $   5,852                $ (4,355)              $ (1,497)

U.S. Treasury                                         $   1,039                $  6,004               $ (7,043)

Asset Allocation                                      $   2,159                $  7,484               $ (9,643)

Core Bond Index                                       $(693,365)               $420,066               $273,299

     The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

   INVESTMENT POLICY AND SECURITY VALUATION

     The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects that Index Fund's interest in the net assets of that Master Portfolio (83.73%, 15.43%, 98.52%, 33.83% and 44.07%) for
the Bond Index, S&P 500 Index, U.S. Equity Index, Extended Index, and International Index Master Portfolios, respectively, as of June 30, 2001. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

     The Model Portfolio Funds invest in certain other Vantagepoint Funds ("underlying funds") rather than investing directly in a portfolio of securities. Each Model Portfolio Fund is diversified among various asset classes and each reflects a different degree of potential risk and reward. Shares of underlying funds are valued at their net asset value as reported on each business day.

     The equity securities of each Fund are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued using pricing matrices obtained through Merrill Lynch and other commercial pricing services. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any security for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.

     The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio Institutional Class, whose investment adviser is AIM Advisors, Inc. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value. The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, however there is no guarantee that it will be able to do so.

     The Income Preservation Fund seeks to maintain a stable net asset value of $100.00 by investing primarily in high-quality debt securities, and entering into wrapper agreements. Wrapper agreements permit book value accounting (cost plus accrued interest) for the securities and offset daily market fluctuations. The wrapper agreements are nontransferable but provide for benefit responsive withdrawals by shareholders at the contract value in accordance with the provisions of the plan. Wrapper agreements are reported at their estimated fair value. In determining fair value, the Company primarily considers such factors as the benefit responsiveness of the investment contract and the ability of the parties to the wrapper agreement to perform in accordance with the terms of the agreement. Generally fair value approximates contract value (contributions made plus interest accrued at the contract rate, less withdrawals and fees). If, however, an event has occurred that may impair the ability of the contract issuer to perform in accordance with the contract terms, fair value may be less than contract value. The fair value of investment contracts that are not benefit-responsive is determined by or under the supervision of the Company, generally by discounting the related cash flows based on current yields of similar instruments with comparable durations.

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of transactions. The effect of foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of the Core Bond Index Fund and U.S. Treasury Securities Fund are declared and distributed monthly. Dividends to shareholders from net investment income of the Money Market Fund and Income Preservation Fund are declared daily and distributed monthly. Dividends to shareholders from net investment income of the remaining Funds, Index Funds and Model Portfolio Funds are declared and distributed annually. Distributions to shareholders from any net realized capital gains are generally declared and distributed annually, normally in December.

   FEDERAL INCOME TAXES

     The Company intends to qualify as a regulated investment company under Subchapter M of the Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal taxes was required.

   FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2001, the following Funds had open futures contracts:

   INCOME PRESERVATION

                                                                                                  NET UNREALIZED
NUMBER OF                                                                       NOTIONAL           APPRECIATION/
CONTRACTS                 TYPE                      EXPIRATION DATE          CONTRACT VALUE       (DEPRECIATION)
---------                ------                     ---------------          --------------       --------------
OPEN PURCHASE CONTRACTS:
14,500,000       CBT U.S. Long Bond                 September 2001              14,545,313             (87,625)

20,250,000       EURO                               March 2003                  19,086,638             (27,925)

20,250,000       EURO                               June 2002                   19,258,763             (23,325)

20,250,000       EURO                               September 2002              19,193,963             (22,350)

20,250,000       EURO                               December 2002               19,123,088             (22,850)

23,000,000       U.S. 10 Year Note                  September 2001              23,693,594              92,188
                                                                                                        ------
                                                    TOTAL UNREALIZED DEPRECIATION ON FUTURES          $(91,887)
                                                                                                        ======

   ASSET ALLOCATION

NUMBER OF                                                                        NOTIONAL          NET UNREALIZED
CONTRACTS                 TYPE                      EXPIRATION DATE           CONTRACT VALUE        DEPRECIATION
---------                -----                      ---------------           --------------       --------------
OPEN PURCHASE CONTRACTS:

539,250          S&P 500 Index                      September 2001              74,741,338            (187,662)
                                                                                                       -------
                                                    TOTAL UNREALIZED DEPRECIATION ON FUTURES         $(187,662)
                                                                                                       =======

   GROWTH

NUMBER OF                                                                        NOTIONAL          NET UNREALIZED
CONTRACTS                 TYPE                      EXPIRATION DATE           CONTRACT VALUE        DEPRECIATION
---------                -----                      ---------------           --------------       --------------
OPEN PURCHASE CONTRACTS:

2,250            S&P 500 Index                      September 2001               2,771,325            (103,472)
                                                                                                       -------
                                                    TOTAL UNREALIZED DEPRECIATION ON FUTURES         $(103,472)
                                                                                                       =======

   REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. The Funds require that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 2001 are collateralized by U.S. Government Securities. If the custodian or counterparty becomes bankrupt the Funds' realization of collateral might be delayed, or the Funds may incur a cost or possible losses of principal and income in selling the collateral.

   WRAPPER AGREEMENTS

     The Income Preservation Fund will seek to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the Fund's NAV at a stable share price, similar to a Money Market Fund. These agreements offset daily market value fluctuations by permitting book value accounting for the fixed income securities. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the Fund will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the Fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments. As of June 30, 2001, the Fund has entered into wrapper agreements with Bank of America, N.A. and AIG Financial Products and incurred expenses related to these agreements of 0.15% and 0.13%, respectively, of the average net assets assigned to each contract of the Fund.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2001, the Funds had the following open forward foreign currency exchange contracts outstanding:

   INTERNATIONAL FUND

                                  EXCHANGE          FOREIGN CURRENCY       U.S. DOLLAR VALUE     NET UNREALIZED
CURRENCY                            DATE          COST/PROCEEDS (U.S.$)    AT JUNE 30, 2001        GAIN/(LOSS)
--------                          --------        ---------------------    -----------------     --------------
PURCHASE CONTRACTS

British Pound Sterling           07/02/2001              $  144,885             $  145,101           $     216
                                 07/02/2001                 193,571                193,523                 (48)
Canadian Dollar                  09/04/2001                 818,408                844,556              26,148
Euro                             07/02/2001                  11,071                 11,039                 (32)
                                 07/18/2001                 646,853                626,003             (20,850)
                                 07/26/2001               1,104,567              1,001,804            (102,763)
                                 08/08/2001                 422,000                400,142             (21,858)
                                 08/13/2001                 210,288                201,099              (9,189)
                                 08/27/2001                 264,211                250,955             (13,256)
                                 09/04/2001                 840,771                773,310             (67,461)
                                 09/04/2001                  10,356                  9,876                (480)
                                 09/07/2001                 207,108                205,296              (1,812)
                                 09/13/2001                 390,617                391,775               1,158
                                 09/21/2001                 116,106                116,141                  35
                                 03/18/2002                 987,555                997,043               9,488
                                 03/26/2002                 141,693                137,752              (3,941)
                                 03/28/2002               1,586,382              1,601,997              15,615
Japanese Yen                     07/02/2001                 278,148                277,613                (535)
Swiss Franc                      08/31/2001                 346,489                349,068               2,579
                                 09/25/2001                 227,484                227,903                 419
                                 09/25/2001                 345,432                341,214              (4,218)
                                                                                                     ---------
               NET LOSS ON PURCHASE CONTRACTS                                                        $(190,785)

                                  EXCHANGE            FOREIGN CURRENCY       U.S. DOLLAR VALUE     NET UNREALIZED
CURRENCY                            DATE            COST/PROCEEDS (U.S.$)    AT JUNE 30, 2001        GAIN/(LOSS)
--------                          --------          ---------------------    -----------------     --------------
SALE CONTRACTS

British Pound Sterling           07/02/2001              $  172,125             $  172,362            $   (237)
                                 07/26/2001               1,104,567              1,063,197              41,370
                                 08/13/2001                 210,288                208,105               2,183
                                 03/26/2002                 141,693                139,664               2,029
Canadian Dollar                  09/04/2001                 840,771                844,556              (3,785)
                                 09/07/2001                 207,108                208,930              (1,822)
                                 09/13/2001                 390,617                389,694                 923
Euro                             07/02/2001                 144,885                144,456                 429
                                 07/02/2001                 207,484                207,943                (459)
                                 09/04/2001                 818,408                783,186              35,222
Japanese Yen                     07/02/2001                  26,857                 26,853                   4
                                 07/18/2001                 646,852                647,668                (816)
                                 08/27/2001                 264,211                247,653              16,558
                                 08/31/2001                 346,489                333,229              13,260
                                 08/31/2001                 510,000                469,173              40,827
                                 09/21/2001                 116,106                115,511                 595
                                 09/25/2001                 227,484                226,408               1,076
                                 09/25/2001                 345,432                347,405              (1,973)
                                 03/18/2002                 987,555                989,549              (1,994)
                                 03/28/2002               1,586,382              1,628,318             (41,936)
Singapore Dollar                 07/02/2001                  57,891                 57,945                 (54)
                                                                                                      --------
                                                   NET LOSS ON SALE CONTRACTS                         $101,400
                                                   NET UNREALIZED LOSS ON FORWARD

                                                      FOREIGN CURRENCY CONTRACTS                      $(89,385)
                                                                                                      ========

     Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Vantagepoint Investment Advisers LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisery services to each of the Funds, Index Funds and Model Portfolio Funds. Pursuant to a Master Advisery Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and Model Portfolio Fund and 0.05% of the average daily net assets of Class I and Class II for the Index Funds. VIA contracts with one or more subadvisers ("Subadvisers") for the day to day management of each of the Funds and Index Funds. The Model Portfolio Funds do not have subadviser fees. Fees paid to each Subadviser by the Funds during the year are based on average net assets under management at contractual rates as follows:

                                                                                                      ANNUAL
FUND                                            SUBADVISER                       ASSETS MANAGED         FEE
----                                            ----------                       --------------       ------
Money Market                    AIM Advisors, Inc.                              Flat Fee               0.09%

Income Preservation             Payden & Rygel Investment Counsel               First $200 million     0.10%
                                                                                Next $100 million      0.09%
                                                                                Over $300 million      0.08%

                                Pacific Investment Management Company, LLC      Flat Fee               0.25%

                                Wellington Management Company, LLP              First $100 million     0.25%
                                                                                Over $100 million      0.15%

U.S. Treasury Securities        Seix Investment Advisors, Inc.                  First $25 million      0.17%
                                                                                Next $50 million       0.12%
                                                                                Next $25 million       0.07%

                                                                                                      ANNUAL
FUND                                            SUBADVISER                       ASSETS MANAGED         FEE
----                                            ----------                       --------------       ------
Asset Allocation (a)            Mellon Capital Management Corp. (b)             First $200 million     0.38%
                                                                                Next $300 million      0.20%
                                                                                Over $500 million      0.15%

                                Wilshire Asset Management                       First $100 million     0.04%
                                                                                Next $400 million      0.02%
                                                                                Over $500 million      0.01%

                                Payden & Rygel Investment Counsel               First $200 million     0.10%
                                                                                Next $100 million      0.09%
                                                                                Over $300 million      0.08%

Equity Income                   Barrow, Hanley, Mewhinney and Strauss, Inc.     First $10 million      0.75%
                                                                                Next $15 million       0.50%
                                                                                Next $175 million      0.25%
                                                                                Next $600 million      0.20%
                                                                                Next $200 million      0.15%
                                                                                Over $1 billion        0.13%

                                T. Rowe Price Associates, Inc.                  First $500 million     0.40%
                                                                                Over $500 million      0.38%

                                Southeastern Asset Management, Inc.             First $50 million      0.75%
                                                                                Over $50 million       0.50%

Growth & Income                 Capital Guardian Trust Company                  First $25 million*     0.55%
                                                                                Next $25 million       0.40%
                                                                                Over $50 million       0.23%

                                T. Rowe Price Associates, Inc.+                 First $500 million     0.40%
                                                                                Over $500 million      0.38%

                                Wellington Management Company, LLP              First $50 million      0.40%
                                                                                Next $50 million       0.30%
                                                                                Over $100 million      0.25%

Growth                          Atlanta Capital Management Co., LLC             First $100 million     0.45%
                                                                                Next $200 million      0.35%
                                                                                Next $200 million      0.30%
                                                                                Over $500 million      0.25%

                                Barclays Global Fund Advisors                   First $1 billion       0.02%
                                                                                Over $1 billion        0.01%

                                Brown Capital Management, Inc.                  First $50 million      0.50%
                                                                                Next $50 million       0.40%
                                                                                Next $100 million      0.30%
                                                                                Next $300 million      0.25%
                                                                                Over $500 million      0.20%

                                Fidelity Management Trust Company               First $25 million      0.80%
                                                                                Over $25 million       0.60%

                                TCW Investment Management Company               First $25 million      0.70%
                                                                                Next $25 million       0.50%
                                                                                Next $50 million       0.45%
                                                                                Next $400 million      0.40%
                                                                                Over $500 million      0.35%

                                                                                                      ANNUAL
FUND                                            SUBADVISER                       ASSETS MANAGED         FEE
----                                            ----------                       --------------       ------
                                Tukman Capital Management, Inc.                 Flat Fee              0.50%

Aggressive Opportunities        MFS Institutional Advisors, Inc.                Flat Fee              0.68%+++

                                Roxbury Capital Management++                    First $20 million     0.75%
                                                                                Next $130 million     0.65%
                                                                                Next $100 million     0.60%
                                                                                Over $250 million     0.55%

                                TCW Investment Management Company               First $100 million    0.73%
                                                                                Next $100 million     0.69%
                                                                                Over $200 million     0.67%

International                   Capital Guardian Trust Company                  First $25 million**   0.75%
                                                                                Next $25 million      0.60%
                                                                                Next $200 million     0.43%
                                                                                Over $250 million     0.38%

                                Lazard Asset Management                         First $100 million    0.50%
                                                                                Over $100 million     0.40%

                                T. Rowe Price International, Inc.               First $20 million     0.75%
                                                                                Next $30 million      0.60%
                                                                                Over $50 million      0.50%

Core Bond                       Barclays Global Fund Advisors                   Flat Fee              0.08%***

500 Stock                       Barclays Global Fund Advisors                   Flat Fee              0.05%***

Broad Market                    Barclays Global Fund Advisors                   Flat Fee              0.08%***

Mid/Small Company               Barclays Global Fund Advisors                   Flat Fee              0.10%***

Overseas Equity                 Barclays Global Fund Advisors                   First $1 billion      0.25%***
                                                                                Over $1 billion       0.17%

-------------
(a) Prior to January 10, 2001, the Asset Allocation Fund paid fees to Avatar Investors Associates Corp. at the following rates: 0.25% on the first $250 million, 0.20% on the next $250 million, and 0.18% on amounts over $500 million.

(b) Contract effective as of January 1, 2001. Prior to January 1, 2001, fees were paid at the following rates: 0.38% on the first $200 million and 0.20% on amounts over $200 million.

+ Contract effective as of May 21, 2001. Prior to May 21, 2001 fees were paid to Putnam Investment Management, Inc. at the following rates: 0.55% on the first $15 million, 0.40% on the next $35 million, 0.30% on the next $50 million, and 0.25% on amounts over $100 million.

++ Contract effective as of March 16, 2001. Prior to March 16, 2001 fees were paid to First Pacific Advisors, Inc. at the following rates: 0.80% on the first $100 million and 0.75% on amounts over $100 million.

+++ Annual Fee effective as of June 25, 2001. Prior to June 25, 2001 fees were paid at a flat rate of 0.75%.

  *  Minimum fee of $167,500 per year.

 **  Minimum fee of $337,000 per year.

***  Allocated from Master Investment Portfolio (Note 1).

     Vantagepoint Transfer Agents LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index Funds, VTA receives 0.20% for investor services and 0.15% for fund services. For Class I Shares of the Index Funds, VTA receives 0.15% for investor services and 0.15% for fund services. For Class II Shares of the Index Funds, VTA receives 0.05% for investor services and 0.05% for fund services.

     Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund in the company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Funds, Index Funds and Model Portfolio Funds.

   EXPENSES

     The Model Portfolio Funds will also incur fees and expenses indirectly as shareholders in the underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio Funds will vary.

     Beginning April 1, 2001, a transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA investors. This fee will be applied only during periods beginning when current yields of money market funds, as measured by the yield of the Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Money Market Fund by .25%, or 25 basis points.

   FEE WAIVER

     For the Money Market Fund, management originally agreed, for a period of two years from March 31, 1999, to waive any fees that would result in total Fund expenses in excess of an annual amount of 0.55% of average net assets. This waiver has been extended indefinitely.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Fund and Model Portfolio Fund for the period ended June 30, 2001 is as follows:

                                              INCOME         U.S. TREASURY          ASSET
AGGREGATE PURCHASES AND SALES OF:          PRESERVATION       SECURITIES         ALLOCATION         EQUITY INCOME
--------------------------------           ------------      -------------     -------------       --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                          $228,859,808     $173,335,565        $379,962,064        $         --
Sales proceeds                              274,862,070      151,196,870         178,239,633                  --

OTHER SECURITIES:
Purchases at cost                          $114,377,052     $         --        $ 50,116,527        $128,678,101
Sales proceeds                               32,481,426               --          59,304,297          41,798,222

                                            GROWTH &                            AGGRESSIVE
AGGREGATE PURCHASES AND SALES OF:            INCOME            GROWTH          OPPORTUNITIES       INTERNATIONAL
--------------------------------          ------------      -------------     -------------       --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                          $        --      $         --                 $--        $         --
Sales proceeds                                      --                --                  --                  --
OTHER SECURITIES:
Purchases at cost                          $217,408,809     $741,369,977        $443,447,270        $ 73,750,799
Sales proceeds                              180,089,480      754,665,666         397,668,019          48,955,032

                                             SAVINGS        CONSERVATIVE        TRADITIONAL          LONG-TERM
AGGREGATE PURCHASES AND SALES OF:           ORIENTED           GROWTH             GROWTH              GROWTH
--------------------------------          ------------      -------------     -------------       --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                           $        --      $        --         $        --         $        --
Sales proceeds                                       --               --                  --                  --
OTHER SECURITIES:
Purchases at cost                           $28,509,208      $46,634,948         $83,778,479         $74,353,559
Sales proceeds                                7,212,573       15,465,140          26,629,620          23,789,718

                                           ALL-EQUITY
AGGREGATE PURCHASES AND SALES OF:            GROWTH
--------------------------------          ------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                          $         --
Sales proceeds
OTHER SECURITIES:
Purchases at cost                           $17,485,226
Sales proceeds                                2,355,000


4.   PORTFOLIO SECURITIES LOANED

     As of June 30, 2001, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each Fund receives compensation for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                                           SECURITIES
     FUND                                                                    ON LOAN           COLLATERAL
     -----                                                               -------------       -------------
     U.S. Treasury Securities                                             $ 29,839,733        $ 30,521,800
     Asset Allocation                                                     $ 91,480,169        $ 94,226,257
     Equity Income                                                        $ 28,172,754        $ 29,173,002
     Growth & Income                                                      $ 36,311,134        $ 37,347,366
     Growth                                                               $163,022,687        $169,164,496
     Aggressive Opportunities                                             $224,079,352        $233,191,021
     International                                                        $ 36,779,297        $ 39,004,809


5.   TRANSACTIONS WITH AFFILIATED FUNDS

     The Trust's investments in the Funds, Index Funds and Model Portfolio Funds at June 30, 2001 aggregate the following percentages:

                                                                                 % OWNED
                                                                                  BY THE
                        FUND                                                      TRUST
                        ----                                                     -------
                        Money Market                                             63.15%
                        Income Preservation                                       0.00%
                        U.S. Treasury Securities                                 71.48%
                        Asset Allocation                                         76.69%
                        Equity Income                                            69.85%
                        Growth & Income                                          65.26%
                        Growth                                                   74.41%
                        Aggressive Opportunities                                 71.47%
                        International                                            67.81%
                        Core Bond Class I                                        85.62%
                        Core Bond Class II                                       38.95%
                        500 Stock Class I                                        95.30%
                        500 Stock Class II                                       30.15%
                        Broad Market Class I                                     96.88%
                        Broad Market Class II                                    44.57%
                        Mid/Small Company Class I                                96.20%
                        Mid/Small Company Class II                               42.86%
                        Overseas Equity Class I                                  95.41%
                        Overseas Equity Class II                                 41.02%
                        Savings Oriented                                         56.13%
                        Conservative Growth                                      65.77%
                        Traditional Growth                                       69.22%
                        Long-Term Growth                                         72.56%
                        All-Equity Growth                                        73.43%


6.   REDUCTION OF EXPENSES

     Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are used to reduce operating expenses and are presented as a reduction of expenses in the Statement of Operations.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

VANTAGEPOINT
MONEY MARKET FUND                                                                     SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT CO. LIQUID ASSETS PORTFOLIO
   (Cost $103,450,653)                                                           103,450,653          $103,450,653
                                                                                                      ------------
TOTAL INVESTMENTS--100.0%
   *(Cost $103,450,653)                                                                                103,450,653
Other assets less liabilities--(0.0%)                                                                       (4,542)
                                                                                                      ------------
NET ASSETS--100.0%                                                                                    $103,446,111
                                                                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:
* The cost of investments for federal income tax purposes amounts to $103,450,653.


                See accompanying notes to financial statements.

VANTAGEPOINT INCOME
PRESERVATION FUND
--------------------------------------------------------------------------------------------------------------------
  COUPON             MATURITY
   RATE                DATE                                                             FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 29.0%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.1%
   Honeywell International, Inc.
       7.000%       03/15/2007                                                  $    500,000          $    520,149
                                                                                                      ------------
AIRLINES--0.9%
   Atlas Air Worldwide Holdings, Inc.
       7.380%       01/02/2018                                                       521,328               513,516
   Atlas Air, Inc., Ser. 991A
       7.200%       01/02/2019                                                     1,197,734             1,169,731
   Continental Airlines, Inc.
       7.033%       06/15/2011                                                       500,000               506,400
   Continental Airlines, Inc.
       6.648%       09/15/2017                                                       462,137               450,450
   Delta Air Lines, Inc.
       7.920%       11/18/2010                                                       500,000               519,025
                                                                                                      ------------
                                                                                                         3,159,122
                                                                                                      ------------
AUTOMOTIVE--2.2%
   Daimler Chrysler NA Holdings
       7.750%       05/27/2003                                                     2,000,000             2,080,260
   Daimler Chrysler NA Holdings
       7.125%       03/01/2002                                                       750,000               758,647
   General Motors Acceptance Corporation
       9.625%       12/15/2001                                                       285,000               291,524
   General Motors Acceptance Corporation
       5.548%       01/20/2004                                                     5,000,000             5,026,155
                                                                                                      ------------
                                                                                                         8,156,586
                                                                                                      ------------
BANKING--2.7%
   AESOP Funding II LLC
       6.400%       10/20/2003                                                       500,000               510,277
   African Development Bank (Supra National)
       9.750%       12/15/2003                                                       650,000               715,175
   Associates Manufactured Housing Corporation
       5.610%       02/15/2022                                                     1,177,733             1,179,941
   Household Finance Corporation
       7.000%       08/01/2003                                                       500,000               517,870
   MBNA Master Credit Card Trust II
       7.139%       10/16/2006                                                     2,500,000             2,502,325
   MBNA Corporation
       4.910%       06/13/2003                                                     2,000,000             2,000,000
   Popular North America, Inc.
       6.625%       01/15/2004                                                       700,000               702,072
   Regions Financial Corporation
       7.000%       03/01/2011                                                       360,000               359,982
   Wachovia Corporation
       6.150%       03/15/2009                                                       500,000               481,400
   Washington Mutual Bank FA
       4.155%       05/22/2002                                                     1,000,000             1,000,000
                                                                                                      ------------
                                                                                                         9,969,042
                                                                                                      ------------
BEVERAGES, FOOD & TOBACCO--1.4%
   Anheuser Busch Companies, Inc.
       6.750%       06/01/2005                                                     2,000,000             2,036,750
   Coca Cola Company
       5.750%       03/15/2011                                                       280,000               269,561
   Kellogg Company
       7.450%       04/01/2031                                                       500,000               501,199
   Philip Morris Companies, Inc.
       7.250%       09/15/2001                                                     1,000,000             1,003,930
   Safeway, Inc.
       7.250%       09/15/2004                                                     1,000,000             1,040,480
   Safeway, Inc.
       6.500%       03/01/2011                                                       415,000               405,284
                                                                                                      ------------
                                                                                                         5,257,204
                                                                                                      ------------
BUILDING MATERIALS--0.2%
   Lowes Companies, Inc.
       7.500%       12/05/2005                                                  $    560,000          $    582,490
                                                                                                      ------------
CHEMICALS--0.4%
   Potash Corporation of Saskatchewan, Inc. (Canada)
       7.750%       05/31/2011                                                       145,000               148,609
   Potash Corporation of Saskatchewan, Inc. (Canada)
       7.125%       06/15/2007                                                       500,000               498,205
   Praxair, Inc.
       6.850%       06/15/2005                                                       460,000               473,455
   Praxair, Inc.
       6.625%       10/15/2007                                                       325,000               327,801
                                                                                                      ------------
                                                                                                         1,448,070
                                                                                                      ------------
COMMUNICATIONS--0.1%
   Qwest Capital Funding
       6.375%       07/15/2008                                                       500,000               478,255
                                                                                                      ------------
COMPUTER SOFTWARE & PROCESSING--0.1%
   Sun Microsystems, Inc.
       7.000%       08/15/2002                                                       500,000               508,575
                                                                                                      ------------
DIVERSIFIED--0.2%
   Tyco International Group SA (Luxembourg)
       6.125%       01/15/2009                                                       750,000               723,622
                                                                                                      ------------
ELECTRIC UTILITIES--2.5%
   Baltimore Gas & Electric
       6.750%       12/15/2002                                                     2,000,000             2,041,656
   Chilquinta Energia Financial (Chile)
       6.620%       04/01/2011                                                       255,000               252,627
   Florida Power & Light Company
       6.875%       12/01/2005                                                     2,000,000             2,062,180
   NSTAR
       8.000%       02/15/2010                                                       500,000               528,595
   Niagara Mohawk Power Company
       7.750%       05/15/2006                                                     1,000,000             1,040,590
   PSEG Power
       8.625%       04/15/2031                                                       350,000               378,117
   Reliant Energy Resources
       7.750%       02/15/2011                                                       500,000               497,305
   TECO Energy, Inc.
       7.000%       10/01/2002                                                       600,000               613,386
   TXU Eastern Funding Company
       6.750%       05/15/2009                                                       470,000               441,424
   Virginia Electric & Power Company
       5.750%       03/31/2006                                                     1,500,000             1,477,446
                                                                                                      ------------
                                                                                                         9,333,326
                                                                                                      ------------
ELECTRICAL EQUIPMENT--0.7%
   Eaton Corporation
       5.148%       04/24/2003                                                     2,400,000             2,400,000
                                                                                                      ------------
ENTERTAINMENT & LEISURE--0.3%
   Time Warner Entertainment Company
       9.625%       05/01/2002                                                     1,000,000             1,037,850
                                                                                                      ------------
FINANCIAL SERVICES--7.3%
   AIG Sun America Global Financial
       6.300%       05/10/2011                                                       500,000               493,648
   AIG Sun America Global Financial II
       7.600%       06/15/2005                                                       500,000               532,730
   Americredit Automobile Receivables Trust
       6.830%       09/05/2007                                                     2,500,000             2,508,203
   Athena Neuro Financial LLC
       7.250%       02/21/2008                                                       500,000               509,570
   Bear Stearns Company, Inc.
       7.071%       05/06/2003                                                     1,400,000             1,402,474
   Bear Stearns Company, Inc.
       4.676%       05/24/2004                                                       800,000               800,508

--------------------------------------------------------------------------------------------------------------------
  COUPON             MATURITY
   RATE                DATE                                                             FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   Charles Schwab Corporation
       8.050%       03/01/2010                                                  $    500,000          $    530,285
   CIT Group, Inc.
       6.500%       02/07/2006                                                       750,000               758,332
   CIT Group, Inc.
       5.500%       02/15/2004                                                     1,500,000             1,482,195
   ERAC USA Finance Company
       8.000%       01/15/2011                                                       500,000               508,475
   Ford Motor Credit Company
       7.875%       06/15/2010                                                       500,000               524,330
   Ford Motor Credit Company
       7.600%       08/01/2005                                                     2,000,000             2,099,040
   Ford Motor Credit Company
       6.770%       03/17/2003                                                     2,000,000             1,991,680
   Ford Motor Credit Company
       4.185%       02/13/2003                                                     1,000,000               995,786
   FPL Group Capital, Inc.
       6.125%       05/15/2007                                                       500,000               494,630
   Frank Russell Company
       5.625%       01/15/2009                                                       500,000               472,980
   General Electric Capital Corporation
       7.000%       03/01/2002                                                     1,000,000             1,018,330
   Goldman Sachs Group, Inc.
       6.875%       01/15/2011                                                     1,000,000               996,670
   Heller Financial, Inc.
       7.875%       05/15/2003                                                     2,000,000             2,095,240
   Merrill Lynch Mortgage Investors, Inc.
       6.650%       11/27/2001                                                       868,970               868,970
   Morgan Stanley Dean Witter & Company
       5.559%       04/22/2004                                                     2,000,000             2,001,800
   Morgan Stanley Dean Witter & Company
       4.411%       04/05/2004                                                     2,000,000             2,000,982
   Private Export Funding Corporation
       7.200%       01/15/2010                                                     1,040,000             1,111,427
   Private Export Funding Corporation
       6.240%       05/15/2002                                                     1,000,000             1,017,150
                                                                                                      ------------
                                                                                                        27,215,435
                                                                                                      ------------
FOREST PRODUCTS & PAPER--0.2%
   Stora Enso OYJ (Finland)
       7.375%       05/15/2011                                                       190,000               192,843
   Westvaco Corporation
       7.950%       02/15/2031                                                       500,000               485,085
                                                                                                      ------------
                                                                                                           677,928
                                                                                                      ------------
HEALTH CARE PROVIDERS--0.1%
   Wellpoint Health Networks, Inc.
       6.375%       06/15/2006                                                       365,000               363,248
                                                                                                      ------------
HEAVY MACHINERY--0.5%
   Caterpillar Financial Services Corporation
       5.470%       09/12/2001                                                     1,500,000             1,496,114
   Deere & Company
       7.125%       03/03/2031                                                       500,000               482,455
                                                                                                      ------------
                                                                                                         1,978,569
                                                                                                      ------------
INSURANCE--1.9%
   ACE INA Holdings
       8.300%       08/15/2006                                                       750,000               808,756
   Axa Company (France)
       8.600%       12/15/2030                                                       750,000               826,713
   Cigna Corporation
       8.250%       01/01/2007                                                       500,000               541,750
   Everest Reinsurance Holdings
       8.500%       03/15/2005                                                       500,000               534,915
   Florida Windstorm Underwriting Association
       6.850%       08/25/2007                                                  $    700,000          $    688,114
   GE Global Insurance Holding
       6.450%       03/01/2019                                                       500,000               473,865
   Hartford Life, Inc.
       7.375%       03/01/2031                                                       500,000               503,902
   Lumbermans Mutual Casualty
       9.150%       07/01/2026                                                       280,000               258,630
   MGIC Investment Corporation
       7.500%       10/15/2005                                                       480,000               489,638
   Mony Group, Inc. (The)
       8.350%       03/15/2010                                                       500,000               523,485
   Mony Group, Inc. (The)
       7.450%       12/15/2005                                                       250,000               256,178
   Provident Companies, Inc.
       7.000%       07/15/2018                                                       500,000               456,595
   United Health Group, Inc.
       7.500%       11/15/2005                                                       500,000               521,645
   W.R. Berkley Corporation
       9.875%       05/15/2008                                                       300,000               318,112
                                                                                                      ------------
                                                                                                         7,202,298
                                                                                                      ------------
MEDIA--BROADCASTING & PUBLISHING--0.7%
   CBS Corporation
       8.625%       08/01/2012                                                       250,000               275,844
   Cox Enterprises, Inc.
       6.625%       06/14/2002                                                       900,000               911,565
   Viacom, Inc.
       7.875%       07/30/2030                                                       250,000               264,127
   Viacom, Inc.
       6.875%       09/01/2003                                                     1,000,000             1,033,070
                                                                                                      ------------
                                                                                                         2,484,606
                                                                                                      ------------
METALS & MINING--0.1%
   Alcan, Inc. (Canada)
       7.250%       03/15/2031                                                       370,000               365,743
                                                                                                      ------------
OIL & GAS--1.6%
   Apache Finance PTY Ltd. (Australia)
       6.500%       12/15/2007                                                       750,000               746,115
   Coastal Corporation
       5.554%       03/06/2002                                                     1,000,000               995,220
   Dynegy-Roseton Danskamme
       7.670%       11/08/2016                                                       500,000               492,450
   Enron Corporation
       5.510%       09/10/2001                                                     1,800,000             1,800,707
   Kerr-McGee Corporation
       4.480%       06/28/2004                                                     1,000,000             1,000,000
   Northern Natural Gas
       6.875%       05/01/2005                                                       500,000               506,840
   Vastar Resources, Inc.
       6.950%       11/08/2006                                                       500,000               514,765
                                                                                                      ------------
                                                                                                         6,056,097
                                                                                                      ------------
PHARMACEUTICALS--0.2%
   American Home Products Corporation
       6.250%       03/15/2006                                                       750,000               752,677
                                                                                                      ------------
REAL ESTATE--0.4%
   EOP Operating LP
       7.750%       11/15/2007                                                       500,000               524,480
   Spieker Properties, Inc. REIT
       6.800%       05/01/2004                                                     1,050,000             1,065,706
                                                                                                      ------------
                                                                                                         1,590,186
                                                                                                      ------------
RETAILERS--0.7%
   CVS Corporation
       5.625%       03/15/2006                                                       500,000               494,656

--------------------------------------------------------------------------------------------------------------------
  COUPON             MATURITY
   RATE                DATE                                                             FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   Sears Roebuck Acceptance Corporation
       6.700%       08/13/2001                                                  $  2,000,000          $  2,004,640
                                                                                                      ------------
                                                                                                         2,499,296
                                                                                                      ------------
TELECOMMUNICATIONS--2.4%
   AT&T Corporation
       6.500%       03/15/2029                                                       500,000               425,710
   Sprint Capital Corporation
       7.625%       06/10/2002                                                     2,250,000             2,300,715
   Sprint Capital Corporation
       6.500%       11/15/2001                                                     2,500,000             2,516,325
   Vodafone Group PLC (United Kingdom)
       7.750%       02/15/2010                                                       500,000               526,150
   Worldcom, Inc.
       7.375%       01/15/2003                                                     1,000,000             1,018,600
   Worldcom, Inc.
       6.981%       11/26/2001                                                     2,000,000             1,995,648
                                                                                                      ------------
                                                                                                         8,783,148
                                                                                                      ------------
TRANSPORTATION--0.0%
   Fedex Corporation
       7.650%       01/15/2022                                                        97,714               101,859
                                                                                                      ------------
UTILITIES--1.1%
   Dominion Resources, Inc.
       7.600%       07/15/2003                                                     1,000,000             1,037,130
   Dominion Resources, Inc.
       7.310%       09/16/2002                                                     2,000,000             2,008,056
   Dominion Resources, Inc.
       6.000%       01/31/2003                                                     1,000,000             1,008,190
                                                                                                      ------------
                                                                                                         4,053,376
                                                                                                      ------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $106,946,258)                                                                                107,698,757
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.0%
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--14.9%
   Federal Home Loan Bank Discount Note
       3.940%       07/02/2001                                                       400,000               399,912
   Federal Home Loan Bank Discount Note
       3.860%       07/18/2001                                                     3,500,000             3,493,245
   Federal Home Loan Mortgage Corporation Discount Note
       4.110%       08/02/2001                                                     5,000,000             4,981,162
   Federal Home Loan Mortgage Corporation Discount Note
       4.000%       10/31/2001                                                     5,800,000             5,720,733
   Federal Home Loan Mortgage Corporation Discount Note
       3.935%       07/03/2001                                                     1,000,000               999,672
   Federal Home Loan Mortgage Corporation Discount Note
       3.910%       07/03/2001                                                     1,500,000             1,499,511
   Federal Home Loan Mortgage Corporation Discount Note
       3.540%       10/19/2001                                                     5,400,000             5,341,059
   Federal Home Loan Mortgage Corporation Discount Note
       3.450%       10/31/2001                                                     2,500,000             2,470,531
   Federal National Mortgage Association Discount Note
       4.580%       07/12/2001                                                     3,000,000             2,995,420
   Federal National Mortgage Association Discount Note
       4.020%       10/04/2001                                                     2,000,000             1,978,560
   Federal National Mortgage Association Discount Note
       4.005%       11/01/2001                                                     5,000,000             4,931,025
   Federal National Mortgage Association Discount Note
       3.700%       03/05/2002                                                     3,000,000             2,923,533
   Federal National Mortgage Association Discount Note
       3.630%       12/20/2001                                                     8,300,000             8,155,213
   Federal National Mortgage Association Discount Note
       3.620%       09/27/2001                                                     3,000,000             2,973,152
   Federal National Mortgage Association Discount Note
       3.520%       11/08/2001                                                    $4,800,000          $  4,738,517
   SLMA Discount Note
       3.940%       07/02/2001                                                     2,000,000             1,999,562
                                                                                                      ------------
                                                                                                        55,600,807
                                                                                                      ------------
U.S. GOVERNMENT AGENCIES--MORTGAGE BACKED--25.1%
   Federal Home Loan Bank
       8.256%       05/01/2025                                                     3,905,404             3,964,610
   Federal Home Loan Bank
       6.375%       11/15/2002                                                    11,000,000            11,302,500
   Federal Home Loan Bank
       6.000%       01/01/2029                                                       368,154               354,231
   Federal Home Loan Bank
       6.000%       01/01/2029                                                       324,037               311,782
   Federal Home Loan Bank
       6.000%       02/01/2029                                                       603,149               580,151
   Federal Home Loan Bank
       6.000%       02/01/2029                                                       651,456               626,616
   Federal Home Loan Mortgage Corporation
       7.070%       03/15/2024                                                     3,919,757             3,916,082
   Federal Home Loan Mortgage Corporation
       7.000%       07/15/2005                                                     2,000,000             2,113,120
   Federal Home Loan Mortgage Corporation
       6.500%       09/01/2014                                                       175,322               175,980
   Federal Home Loan Mortgage Corporation
       6.500%       09/01/2014                                                     1,217,264             1,221,829
   Federal Home Loan Mortgage Corporation
       6.500%       10/01/2014                                                        55,977                56,187
   Federal National Mortgage Association
       7.500%       01/01/2030                                                        54,353                55,456
   Federal National Mortgage Association
       7.500%       01/01/2030                                                        53,012                54,088
   Federal National Mortgage Association
       7.500%       01/01/2030                                                       790,814               806,875
   Federal National Mortgage Association
       7.500%       02/01/2030                                                       429,199               437,916
   Federal National Mortgage Association
       7.500%       03/01/2030                                                        63,467                64,756
   Federal National Mortgage Association
       7.500%       03/01/2030                                                       380,672               388,404
   Federal National Mortgage Association
       7.500%       04/01/2030                                                        72,115                73,579
   Federal National Mortgage Association
       7.500%       04/01/2030                                                       637,228               650,170
   Federal National Mortgage Association
       7.500%       05/01/2030                                                        46,135                47,072
   Federal National Mortgage Association
       7.500%       05/01/2030                                                        60,729                61,963
   Federal National Mortgage Association
       7.500%       05/01/2030                                                       679,423               693,222
   Federal National Mortgage Association
       7.500%       06/01/2030                                                        54,411                55,516
   Federal National Mortgage Association
       7.500%       06/01/2030                                                       561,941               573,354
   Federal National Mortgage Association
       7.500%       06/01/2030                                                        63,169                64,452
   Federal National Mortgage Association
       7.500%       08/01/2030                                                        27,488                28,047
   Federal National Mortgage Association
       7.500%       11/01/2030                                                       782,553               798,447
   Federal National Mortgage Association
       7.500%       11/01/2030                                                       227,554               232,427
   Federal National Mortgage Association
       7.500%       12/01/2030                                                        23,944                24,430
   Federal National Mortgage Association
       7.500%       01/01/2031                                                       937,447               957,525
   Federal National Mortgage Association
       7.150%       09/21/2004                                                     2,000,000             2,014,560

--------------------------------------------------------------------------------------------------------------------
  COUPON             MATURITY
   RATE                DATE                                                             FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--(CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   Federal National Mortgage Association
       7.015%       12/01/2010                                                  $    996,027          $  1,036,184
   Federal National Mortgage Association
       6.865%       08/01/2009                                                       994,788             1,029,171
   Federal National Mortgage Association
       6.568%       04/01/2008                                                     1,000,000             1,022,014
   Federal National Mortgage Association
       6.500%       06/25/2019                                                     3,608,940             3,610,654
   Federal National Mortgage Association
       6.500%       03/01/2029                                                       284,853               280,668
   Federal National Mortgage Association
       6.500%       06/01/2029                                                       568,202               559,855
   Federal National Mortgage Association
       6.500%       06/01/2029                                                       428,224               421,933
   Federal National Mortgage Association
       6.500%       06/01/2029                                                       393,610               387,828
   Federal National Mortgage Association
       6.500%       06/01/2029                                                       141,711               139,629
   Federal National Mortgage Association
       6.500%       06/01/2029                                                        69,756                68,731
   Federal National Mortgage Association
       6.500%       06/01/2029                                                       114,282               112,603
   Federal National Mortgage Association
       6.500%       07/01/2030                                                       893,727               880,274
   Federal National Mortgage Association
       6.200%       08/12/2008                                                     2,000,000             1,981,240
   Federal National Mortgage Association
       6.000%       04/01/2031                                                       324,930               312,335
   Federal National Mortgage Association
       6.000%       04/01/2031                                                       206,690               198,679
   Federal National Mortgage Association
       6.000%       04/01/2031                                                       466,184               448,920
   Government National Mortgage Association
       8.000%       06/15/2026                                                       237,858               246,702
   Government National Mortgage Association
       8.000%       06/15/2026                                                       253,457               262,880
   Government National Mortgage Association
       8.000%       07/15/2026                                                       348,538               361,497
   Government National Mortgage Association
       8.000%       08/15/2026                                                       309,543               321,052
   Government National Mortgage Association
       8.000%       09/15/2026                                                       584,349               606,075
   Government National Mortgage Association
       8.000%       01/15/2030                                                        31,911                33,058
   Government National Mortgage Association
       8.000%       01/15/2030                                                        41,862                43,366
   Government National Mortgage Association
       8.000%       07/15/2030                                                        36,847                38,213
   Government National Mortgage Association
       8.000%       07/15/2030                                                       236,938               245,727
   Government National Mortgage Association
       8.000%       07/15/2030                                                       282,974               293,141
   Government National Mortgage Association
       8.000%       08/15/2030                                                       221,040               228,982
   Government National Mortgage Association
       8.000%       12/15/2030                                                        36,954                38,282
   Government National Mortgage Association
       8.000%       02/15/2031                                                     1,794,094             1,858,556
   Government National Mortgage Association
       7.500%       07/15/2025                                                         3,473                 3,567
   Government National Mortgage Association
       7.500%       08/15/2025                                                  $     17,943          $     18,425
   Government National Mortgage Association
       7.500%       09/15/2025                                                       119,078               122,278
   Government National Mortgage Association
       7.500%       10/15/2025                                                     1,198,998             1,231,215
   Government National Mortgage Association
       7.500%       11/15/2025                                                       168,910               173,448
   Government National Mortgage Association
       7.500%       12/15/2025                                                       570,091               585,410
   Government National Mortgage Association
       7.500%       01/15/2027                                                       435,618               447,262
   Government National Mortgage Association
       7.500%       09/15/2027                                                        46,370                47,610
   Government National Mortgage Association
       7.500%       10/15/2027                                                       445,980               457,901
   Government National Mortgage Association
       7.500%       07/15/2029                                                       164,305               168,697
   Government National Mortgage Association
       7.500%       08/15/2029                                                       494,514               507,030
   Government National Mortgage Association
       7.500%       09/15/2029                                                       583,251               598,013
   Government National Mortgage Association
       7.500%       09/15/2029                                                       233,821               239,739
   Government National Mortgage Association
       7.500%       10/15/2029                                                       637,213               653,340
   Government National Mortgage Association
       7.500%       11/15/2029                                                       525,110               538,401
   Government National Mortgage Association
       7.500%       11/15/2029                                                        36,803                37,734
   Government National Mortgage Association
       7.500%       01/15/2031                                                       766,994               787,495
   Government National Mortgage Association
       7.500%       05/15/2031                                                        68,801                70,639
   Government National Mortgage Association
       7.500%       07/24/2031                                                    30,000,000            30,712,500
   Government National Mortgage Association
       6.500%       03/15/2029                                                     1,100,953             1,090,620
   Government National Mortgage Association
       6.500%       04/15/2029                                                       139,647               138,119
   Government National Mortgage Association
       6.500%       06/15/2029                                                     1,438,066             1,424,010
   Government National Mortgage Association
       6.500%       07/15/2029                                                       462,419               457,360
   Government National Mortgage Association
       6.500%       08/15/2029                                                       456,863               452,575
   Government National Mortgage Association
       6.500%       03/15/2031                                                       248,662               246,329
   Government National Mortgage Association
       5.523%       07/16/2028                                                     2,243,875             2,244,918
                                                                                                      ------------
                                                                                                        93,228,231
                                                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $148,263,844)                                                                                148,829,038
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--8.1%
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.2%
   U.S. Treasury Bill
       3.525%       10/18/2001                                                        50,000                49,462
*  U.S. Treasury Bill
       3.482%       10/18/2001                                                       250,000               247,340
   U.S. Treasury Bill
       3.471%       10/18/2001                                                        40,000                39,576

--------------------------------------------------------------------------------------------------------------------
  COUPON             MATURITY
   RATE                DATE                                                             FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--(CONTINUED)
--------------------------------------------------------------------------------------------------------------------
*  U.S. Treasury Bill
       3.470%       10/18/2001                                                  $    300,000          $    296,819
                                                                                                      ------------
                                                                                                           633,197
                                                                                                      ------------
U.S. TREASURY BONDS--0.4%
   U.S. Treasury Bond
       8.750%       05/15/2020                                                       500,000               660,625
   U.S. Treasury Bond
       6.250%       08/15/2023                                                       400,000               416,446
   U.S. Treasury Bond
       6.250%       05/15/2030                                                       500,000               529,605
   U.S. Treasury Bond
       5.500%       08/15/2028                                                        23,000                21,782
                                                                                                      ------------
                                                                                                         1,628,458
                                                                                                      ------------
U.S. TREASURY NOTES--7.5%
   U.S. Treasury Inflation Index Note
       4.153%       01/15/2009                                                     2,131,040             2,200,959
   U.S. Treasury Inflation Index Note
       3.944%       01/15/2008                                                     3,231,990             3,304,710
   U.S. Treasury Inflation Index Note
       3.625%       07/15/2002                                                       330,030               336,373
   U.S. Treasury Note
       6.500%       08/15/2005                                                     8,000,000             8,468,720
   U.S. Treasury Note
       6.500%       02/15/2010                                                     4,000,000             4,296,240
   U.S. Treasury Note
       6.250%       02/28/2002                                                     3,000,000             3,048,270
   U.S. Treasury Note
       6.125%       08/31/2002                                                     3,000,000             3,071,250
   U.S. Treasury Note
       6.000%       08/15/2004                                                     3,000,000             3,113,430
                                                                                                      ------------
                                                                                                        27,839,952
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $29,878,916)                                                                                  30,101,607
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.2%
--------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--0.2%
   Delaware River Port Authorities PA & NJ
       7.630%       01/01/2021
   (Cost $504,979)                                                                   500,000               547,430
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.5%
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.5%
   British Telecom PLC (United Kingdom)
       7.793%       12/15/2003
   (Cost $1,907,496)                                                               1,900,000             1,923,467
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
OPTIONS--0.0%
--------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--0.0%
   EUR Put, Strike Price
      92.5, 12/14/01                                                                 202,500                 1,012
   EUR Put, Strike Price
      93.25, 9/14/01                                                                 202,500                 1,012
   EUR Put, Strike Price
      95.5, 9/17/01                                                                  232,500                 1,163
                                                                                                      ------------
   (Cost $4,335)                                                                                             3,187
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--19.2%
--------------------------------------------------------------------------------------------------------------------
BANKING--0.9%
   Provident Bank Equipment Lease Trust, Ser. 2000-1A, Class A
       7.019%       11/25/2011                                                     1,526,082             1,518,929
   Washington Mutual Ser.1999-WM1, Class M1
       6.605%       10/19/2039                                                  $  1,955,354          $  1,972,463
                                                                                                      ------------
                                                                                                         3,491,392
                                                                                                      ------------
FINANCIAL SERVICES--17.9%
   Aames Mortgage Trust, Ser. 1999-2, Class AV2
       5.489%       10/15/2029                                                     1,122,477             1,124,515
   Aames Mortgage Trust, Ser. 2000-2, Class AV2
       7.119%       12/19/2030                                                     1,772,166             1,777,218
   Americredit Automobile Receivables Trust, Ser. 2001-1, Class A1
       4.088%       12/29/2001                                                       554,230               554,230
   Bank of America Mortgage Securities, Ser. 2001-B, Class A1
       5.249%       06/25/2031                                                     2,951,318             2,987,287
   Bayview Financial Acquisition Trust, Ser. 2000-A, Class A
       5.430%       02/25/2030                                                       772,210               773,054
   Bayview Financial Acquisition Trust, Ser. 2000-D, Class A
       7.006%       11/25/2030                                                       600,000               602,625
   Bear Stearns ARM Trust, Ser. 2000-1, Class A1
       7.500%       12/26/2030                                                       956,232               975,558
   Bear Stearns ARM Trust, Ser. 2000-1, Class A1
       6.780%       12/25/2040                                                     2,930,959             2,928,211
   Bear Stearns ARM Trust, Ser. 2001-3, Class A1
       5.400%       06/25/2031                                                     2,410,214             2,405,695
   Bear Stearns Asset Backed Securities, Inc. 2001-2, Class 2A
       4.410%       06/01/2031                                                     1,000,000             1,000,000
   Bear Stearns Commercial Mortgage Securities, Ser. 1999-C1, Class A2
       6.020%       02/14/2009                                                       750,000               731,367
   Capital Auto Receivables Asset Trust, Ser. 2001-1, Class CTFS
       5.800%       07/15/2006                                                     1,713,756             1,735,015
   Capital One Master Trust, Ser. 2000-5, Class B
       6.995%       08/15/2006                                                     2,500,000             2,505,748
   Chase Credit Card Master Trust, Ser. 1998-6, Class B
       5.533%       09/15/2004                                                     1,600,000             1,600,992
   Chase Credit Card Master Trust, Ser. 2001-3, Class B
       4.330%       09/15/2006                                                     2,000,000             2,002,486
   Chase Manhattan Auto Owner Trust, Ser. 1998-B, Class B
       6.050%       10/15/2004                                                     2,500,000             2,527,608
   COMM, Ser. 2000-FL3A, Class A
       6.930%       11/01/2010                                                     2,000,000             2,000,000
   Credit Suisse First Boston Mortgage Securities Corporation,
   Ser. 1997-C1, Class A1C
       7.240%       04/20/2007                                                       834,000               867,710
   Credit Suisse First Boston Mortgage Securities Corporation,
   Ser. 2000-HE1, Class A2
       6.880%       12/15/2030                                                     3,364,248             3,367,858
   Discover Card Master Trust, Ser. 1997-2, Class A
       6.792%       04/16/2010                                                     1,015,364             1,026,782
   First Bank Master Credit Card Trust, Ser. 2001-1A, Class B
       4.400%       11/15/2006                                                     2,200,000             2,198,281
   First USA Credit Card Master Trust, Ser. 1997-1, Class B
       6.930%       10/17/2006                                                     2,500,000             2,495,300
   Ford Credit Auto Owner Trust, Ser. 1999-B, Class B
       6.160%       08/15/2003                                                     2,500,000             2,539,050
   Ford Credit Auto Owner Trust, Ser. 2000-E, Class A
       6.770%       10/15/2004                                                       500,000               517,340
   Holmes Financing PLC, Ser. 2, Class 1B
       7.056%       07/15/2040                                                     2,500,000             2,500,781
   Medallion Trust, Ser. 2000-2G, Class A1
       6.879%       12/18/2031                                                     2,091,321             2,091,929
   Merrill Lynch Mortgage Investors, Inc. Ser.1997-C2, Class A2
       6.540%       12/10/2029                                                       500,000               504,222
   MLCC Mortgage Investors, Inc. Ser. 1999-A, Class A
       4.360%       03/15/2025                                                       668,252               670,744

--------------------------------------------------------------------------------------------------------------------
  COUPON             MATURITY
   RATE                DATE                                                             FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   Nextcard Credit Card Master Note Trust, Ser. 2001-1A, Class B
       5.386%       04/16/2007                                                  $  2,100,000          $  2,124,281
   Nissan Auto Receivables Owner Trust, Ser. 2001-A, Class A1
       5.523%       01/15/2002                                                       130,948               130,948
   Nomura Asset Securities Corporation
       6.590%       03/17/2028                                                       750,000               758,069
   Option One Mortgage Loan Trust, Ser. 2001-1, Class A
       5.300%       12/25/2030                                                     2,430,814             2,430,814
   Peoplefirst.com Auto Receivables Owner Trust, Ser. 2000-2, Class A3
       6.340%       09/15/2004                                                       700,000               712,026
   Residential Asset Securities Corporation Ser. 2001-KS1, Class AII
       5.290%       03/25/2032                                                     1,948,140             1,946,618
   Salomon Brothers Mortgage Securities VII, Ser. 1999-LB1, Class A
       6.920%       06/25/2029                                                     1,632,491             1,631,869
   Salomon Brothers Mortgage Securities VII, Ser. 2000-BOA1, Class A
       7.600%       08/25/2030                                                       289,052               292,010
   Toyota Auto Lease Trust, Ser. 1998-B, Class A2
       5.450%       03/25/2003                                                     2,100,000             2,108,698
   Union Acceptance Corporation, Ser. 2001-A, Class A4
       5.610%       07/09/2007                                                       500,000               504,082
   United Mortgage Securities Corporation, Ser. 1994-1, Class AM
       7.364%       06/25/2032                                                     1,789,570             1,806,705
   Westpac Securitisation Trust, Ser. 1999-1G, Class A
       6.959%       05/19/2030                                                     1,583,861             1,583,409
   WFS Financial Owner Trust, Ser. 2000-C, Class A3
       7.070%       02/20/2005                                                     2,000,000             2,063,004
   World Omni Master Owner Trust, Ser. 2000-1, Class B
       6.019%       03/15/2005                                                     1,600,000             1,600,000
                                                                                                      ------------
                                                                                                        66,704,139
                                                                                                      ------------
LODGING--0.2%
   Marriott Vacation Club Owner Trust, Ser. 2000-1A, Class A
       7.098%       09/20/2017                                                       870,874               862,029
UTILITIES--0.2%
   Peco Energy Transition Trust, Ser. 1999-A, Class A
       5.800%       03/01/2007                                                       525,000               528,770
                                                                                                      ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $71,395,525)                                                                                   71,586,330
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.3%
--------------------------------------------------------------------------------------------------------------------
BANKING--0.3%
   Canadian Imperial Bank of Commerce
       4.040%       05/18/2002
   (Cost $999,912)                                                                 1,000,000               999,912
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 10.5%
--------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--0.3%
   General Motors Acceptance Corporation
       3.870%       07/19/2001                                                     1,100,000             1,100,000
                                                                                                      ------------
BANKING--0.5%
   Abbey National North America
       5.040%       08/08/2001                                                       300,000               298,362
   Abbey National North America
       3.780%       08/07/2001                                                       900,000               896,409
   Household Finance Corporation
       5.079%       01/03/2002                                                       750,000               751,138
                                                                                                      ------------
                                                                                                         1,945,909
                                                                                                      ------------
ELECTRONICS--0.2%
   Emerson Electric Company
       3.930%       07/06/2001                                                  $    900,000          $    899,411
                                                                                                      ------------
ENTERTAINMENT & LEISURE--0.3%
   Walt Disney Company
       4.190%       08/02/2001                                                     1,200,000             1,195,391
                                                                                                      ------------
FINANCIAL SERVICES--8.6%
   American Express Company
       3.995%       07/18/2001                                                     1,000,000             1,000,000
   Countrywide Home Loans, Inc.
       4.560%       04/20/2002                                                       750,000               750,000
   Delaware Funding Corporation
       3.810%       07/19/2001                                                     2,250,000             2,245,476
   Edison Asset Securitization LLC
       3.940%       07/17/2001                                                     2,000,000             1,996,279
   Enterprise Funding Corporation
       3.950%       07/11/2001                                                     3,000,000             2,996,379
   Falcon Asset Securitization Corporation
       4.200%       07/20/2001                                                     1,500,000             1,496,500
   Ford Motor Credit Company
       4.201%       07/05/2001                                                       600,000               600,000
   General Electric Capital Corporation
       3.931%       07/05/2001                                                       960,000               960,000
   General Electric Capital Corporation
       3.800%       08/16/2001                                                     2,500,000             2,487,597
   Greyhawk Funding LLC
       3.970%       07/03/2001                                                     2,750,000             2,749,090
   International Lease Finance Corporation
       3.880%       07/09/2001                                                     1,100,000             1,098,933
   John Deere Capital Corporation
       4.900%       01/15/2002                                                     1,000,000             1,000,777
   National Rural Utilities Cooperative Finance Corporation
       3.720%       08/13/2001                                                     1,000,000               995,454
   Navistar Financial Corporation Owner Trust
       4.743%       04/26/2002                                                       384,515               384,515
   Navistar Financial Corporation Owner Trust
       4.290%       04/25/2002                                                     1,185,862             1,185,862
   Preferred Receivables Funding
       3.700%       07/23/2001                                                     2,500,000             2,494,090
   Toyota Motor Credit Corporation
       3.900%       07/05/2001                                                     1,000,000               999,458
   USAA Capital Corporation
       3.850%       09/19/2001                                                     2,000,000             1,982,675
   Variable Funding Capital Corporation
       3.740%       08/09/2001                                                     2,500,000             2,489,611
   Windmill Funding Corporation
       3.950%       07/09/2001                                                     2,000,000             1,998,025
                                                                                                      ------------
                                                                                                        31,910,721
                                                                                                      ------------
PHARMACEUTICALS--0.3%
   Pfizer, Inc.
       3.910%       07/02/2001                                                     1,100,000             1,099,761
                                                                                                      ------------
TELECOMMUNICATIONS--0.3%
   Vodafone Group PLC (United Kingdom)
       3.987%       12/19/2001                                                     1,000,000             1,001,349
                                                                                                      ------------
TOTAL COMMERCIAL PAPER
    (Cost $39,152,542)                                                                                  39,152,542
                                                                                                      ------------

VANTAGEPOINT INCOME
PRESERVATION FUND                                                                       FACE                 VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/29/2001 due 07/02/2001,
   with a maturity value of $1,652,639 and an effective yield of 3.08% collaterized by a U.S. Government Obligation with a rate of 7.67%, a maturity date of 05/01/2026 and a market
   value of $1,734,889.                                                         $  1,652,215          $  1,652,215
                                                                                                      ------------
TOTAL INVESTMENTS -- 108.2%
   **(Cost $400,706,022)                                                                               402,494,485
                                                                                                      ------------
--------------------------------------------------------------------------------------------------------------------
WRAPPER AGREEMENTS--(1.2%)
--------------------------------------------------------------------------------------------------------------------
+  American International Group, Inc.
   (contractual effective yield of 6.141%)                                                              (2,226,289)
+  Bank of America
   (contractual effective yield of 6.141%)                                                              (2,226,289)
                                                                                                      ------------
TOTAL WRAPPER AGREEMENTS                                                                                (4,452,578)
                                                                                                      ------------
Other assets less liabilities -- (7.0%)                                                                (25,998,756)
                                                                                                      ------------
NET ASSETS--100.0%                                                                                    $372,043,151
                                                                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ARM  Adjustable Rate Mortgage
REIT Real Estate Investment Trust
*    Security has been pledged as collateral for futures contracts.
** The aggregate identified cost for federal income tax purposes is $400,694,253. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:
        Unrealized appreciation           $2,504,588
        Unrealized depreciation             (704,356)
                                          ----------
        Net unrealized appreciation       $1,800,232
                                          ==========
+ Wrapper Agreements--Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund's assets up to a specified dollar amount, upon the occurrence of certain specified events.


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
VANTAGEPOINT U.S. TREASURY
SECURITIES FUND
------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--14.4%
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -
  MORTGAGE BACKED--14.4%
   Government National Mortgage Association
     7.500%        12/15/2029            $  855,113         $    876,756
   Government National Mortgage Association
     7.000%        12/15/2027             1,103,581            1,113,579
   Government National Mortgage Association
     7.000%        12/15/2028             1,219,593            1,230,642
   Government National Mortgage Association
     7.000%        02/15/2031               918,703              926,742
   Government National Mortgage Association
     6.500%        05/15/2029             3,801,038            3,759,455
   Government National Mortgage Association
     6.500%        06/15/2029             4,069,104            4,024,588
   Government National Mortgage Association
     6.500%        02/15/2031             3,981,193            3,937,639
                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $16,004,707)                                          15,869,401
                                                            ------------
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--82.2%
------------------------------------------------------------------------
U.S. TREASURY NOTES--82.2%
   U. S. Treasury Inflation Index Note
     4.250%        01/15/2010            10,511,600           11,122,597
   U.S. Treasury Note
     7.000%        07/15/2006             5,800,000            6,291,202
+  U.S. Treasury Note
     6.625%        05/15/2007             6,300,000            6,767,586
+  U.S. Treasury Note
     6.500%        10/15/2006             4,700,000            5,005,124
   U.S. Treasury Note
     6.250%        02/15/2007             7,500,000            7,914,225
+  U.S. Treasury Note
     6.125%        08/15/2007            18,250,000           19,136,768
+  U.S. Treasury Note
     6.000%        08/15/2009             3,395,000            3,562,611
+  U.S. Treasury Note
     5.625%        05/15/2008            12,130,000           12,377,331
   U.S. Treasury Note
     5.500%        02/15/2008            18,325,000           18,589,796
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $90,530,134)                                          90,767,240
                                                            ------------
------------------------------------------------------------------------
CASH EQUIVALENTS--27.6%
------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--1.3%
++ Merrimac Money Market Fund
     4.120%        07/02/2001             1,410,117            1,410,117
BANK & CERTIFICATE DEPOSTIS/
  OFFSHORE TIME DEPOSITS--8.8%
++ American Express Centurion Bank
     4.000%        07/09/2001             1,912,021            1,912,021
++ American Express Centurion Bank
     3.950%        07/11/2001             2,390,028            2,390,028
++ Bank of Montreal
     3.800%        07/12/2001             4,780,054            4,780,054
++ Bank of Nova Scotia
     4.070%        07/13/2001               717,012              717,012
                                                            ------------
                                                               9,799,115
                                                            ------------
FLOATING RATE INSTRUMENTS/
  MASTER NOTES--17.5%
++ Banc One
     4.058%        07/02/2001            $1,673,021         $  1,673,021
++ BB&T Corporation
     3.861%        11/20/2001             1,195,016            1,195,016
++ CS First Boston
     4.165%        07/02/2001             7,409,078            7,409,078
++ Fleet National Bank
     4.205%        10/31/2001             1,148,361            1,148,361
++ Goldman Sachs & Co
     4.020%        07/24/2001             1,195,017            1,195,017
++ Goldman Sachs & Co
     3.840%        03/21/2002             1,195,017            1,195,017
++ Merrill Lynch
     3.940%        04/05/2002             1,195,009            1,195,009
++ Morgan Stanley Dean Witter & Co
     4.225%        10/01/2001             2,390,026            2,390,026
++ Morgan Stanley Dean Witter & Co
     3.980%        09/14/2001             1,195,013            1,195,013
++ Morgan Stanley Dean Witter & Co
     3.960%        07/16/2001               717,010              717,010
                                                            ------------
                                                              19,312,568
                                                            ------------
TOTAL CASH EQUIVALENTS
  (Cost $30,521,800)                                          30,521,800
                                                            ------------
------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.3%
------------------------------------------------------------------------
IBT Repurchase Agreement
   dated 06/29/2001 due
   07/02/2001, with a maturity
   value of $2,510,369 and an
   effectual yield of 3.08%
   collateralized by a U.S.
   Government Obligation with a
   rate of 7.84%, a maturity date
   of 07/01/2026 and a market
   value of $2,635,350.                   2,509,725            2,509,724
                                                            ------------
TOTAL INVESTMENTS--126.5%
* (Cost $139,566,365)                                        139,668,165
Other assets less liabilities--(26.5%)                       (29,282,440)
                                                            ------------
NET ASSETS--100.0%                                          $110,385,725
                                                            ============
NOTES TO THE SCHEDULE OF INVESTMENTS:
+  Denotes all or a portion of security on loan (Note 4).
*  The aggregate identified cost for federal income tax purposes is $139,566,365. Unrealized appreciation and  depreciation, based on identifed tax cost at  June 30, 2001 are as follows:
          Unrealized appreciation                           $    890,635
          Unrealized depreciation                               (788,835)
                                                            ------------
          Net unrealized appreciation                       $    101,800
                                                            ============
++ Represents collateral received from securities lending
   transactions.

                See accompanying notes to financial statements.

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND                              SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--56.1%
------------------------------------------------------------------------
ADVERTISING--0.2%
   Interpublic Group, Inc.                   15,100         $    443,185
   Omnicom Group                              8,200              705,200
*+ TMP Worldwide, Inc.                        4,900              289,639
                                                            ------------
                                                               1,438,024
                                                            ------------
AEROSPACE & DEFENSE--0.7%
   Boeing Company                            39,192            2,179,075
   General Dynamics Corporation               9,200              715,852
   Honeywell International, Inc.             36,725            1,285,008
   Lockheed Martin Corporation               19,700              729,885
   Northrop Grumman Corporation               3,900              312,390
*  Raytheon Company                          15,600              414,180
   TRW, Inc.                                  5,700              233,700
   Textron, Inc.                              6,500              357,760
                                                            ------------
                                                               6,227,850
                                                            ------------
AIRLINES--0.1%
*  AMR Corporation                            6,900              249,297
   Delta Air Lines, Inc.                      5,700              251,256
   Southwest Airlines, Inc.                  34,612              639,976
*  US Airways Group, Inc.                     3,100               75,330
                                                            ------------
                                                               1,215,859
                                                            ------------
AUTOMOTIVE--0.7%
   Cooper Tire & Rubber Company               3,300               46,860
   Dana Corporation                           6,724              156,938
   Delphi Automotive Systems
     Corporation                             25,735              409,959
   Ford Motor Company                        83,846            2,058,419
   General Motors Corporation                25,200            1,621,620
   Genuine Parts Company                      7,925              249,637
   Goodyear Tire & Rubber Company             7,200              201,600
   Harley-Davidson, Inc.                     13,900              654,412
   ITT Industries, Inc.                       4,000              177,000
   Johnson Controls, Inc.                     4,000              289,880
*  Navistar International Corporation         2,700               75,951
   Visteon Corporation                        6,004              110,354
                                                            ------------
                                                               6,052,630
                                                            ------------
BANKING--5.4%
   Amsouth Bancorp                           17,200              318,028
   BB&T Corporation                          18,500              678,950
   Bank of America Corporation               73,616            4,419,168
   Bank of New York Company, Inc.            34,100            1,636,800
   Bank One Corporation                      53,269            1,907,030
   Capital One Financial Corporation          9,600              576,000
   Charter One Financial, Inc.                9,585              305,761
   Citigroup, Inc.                          230,848           12,198,008
   Comerica, Inc.                             8,150              469,440
   Fifth Third Bancorp                       26,068            1,565,383
   First Union Corporation                   44,984            1,571,741
   Fleet Boston Financial
     Corporation                             50,287            1,983,822
   Golden West Financial
     Corporation                              7,300              468,952
   Household International, Inc.             21,619            1,441,987
   Huntington Bancshares, Inc.               11,336              185,344
   JP Morgan Chase & Company                 91,200            4,067,520
   KeyCorp                                   20,200              526,210
   MBNA Corporation                          39,627            1,305,710
   Mellon Financial Corporation              22,500            1,035,000
   National City Corporation                 27,900              858,762
   Northern Trust Corporation                10,400              650,000
   PNC Financial Services Group              13,300              875,007
   Regions Financial Corporation             10,400              332,800
   Safeco Corporation                         5,800              171,100
   Southtrust Corporation                    15,400         $    400,400
   State Street Corporation                  15,000              742,350
   Suntrust Banks, Inc.                      13,700              887,486
+  Synovus Financial Corporation             13,200              414,216
   Union Planters Corporation                 6,300              274,680
   Wachovia Corporation                       9,400              668,810
   Washington Mutual, Inc.                   40,114            1,506,281
   Wells Fargo & Company                     78,360            3,638,255
   Zions Bancorporation                       3,000              177,000
                                                            ------------
                                                              48,258,001
                                                            ------------
BEVERAGES, FOOD & TOBACCO--2.8%
   Adolph Coor Company Class B                1,700               85,306
   Anheuser Busch Companies, Inc.            41,500            1,709,800
   Archer-Daniels-Midland
     Company                                 29,042              377,546
   Brown Forman Corporation
     Class B                                  3,200              204,608
   Campbell Soup Company                     19,300              496,975
   Coca Cola Company                        114,400            5,148,000
   Coca Cola Enterprises, Inc.               19,100              312,285
   Conagra, Inc.                             24,600              487,326
   General Mills, Inc.                       13,000              569,140
   Heinz HJ Company                          15,950              652,195
   Hershey Foods Corporation                  6,300              388,773
   Kellogg Company                           18,600              539,400
*  Kroger Company                            37,800              945,000
   Pepsi Bottling Group, Inc. (The)           6,500              260,650
   Pepsico, Inc.                             66,200            2,926,040
   Philip Morris Companies, Inc.            101,600            5,156,200
   Quaker Oats Company                        6,100              556,625
   Ralston Purina Group                      14,300              429,286
   Sara Lee Corporation                      36,000              681,840
   Supervalu, Inc.                            6,000              105,300
   Sysco Corporation                         30,700              833,505
   UST, Inc.                                  7,500              216,450
   Unilever NV (Netherlands)                 26,234            1,562,759
   WM Wrigley Jr. Company                    10,400              487,240
                                                            ------------
                                                              25,132,249
                                                            ------------
BIO-TECHNOLOGY--0.1%
*  Chiron Corporation                         8,800              448,800
                                                            ------------
BUILDING MATERIALS--0.7%
   Home Depot, Inc.                         107,000            4,980,850
   Louisiana Pacific Corporation              4,700               55,131
   Lowe's Companies, Inc.                    17,600            1,276,880
   Vulcan Materials Company                   4,600              247,250
                                                            ------------
                                                               6,560,111
                                                            ------------
CHEMICALS--0.7%
   Air Products & Chemicals, Inc.            10,500              480,375
   Avery-Dennison Corporation                 5,100              260,355
   BF Goodrich Company                        4,700              178,506
   Clorox Company                            10,800              365,580
   Dow Chemicals Company                     41,136            1,367,772
   Du Pont (E.I.) de Nemours &
     Company                                 47,800            2,305,872
   Eastman Chemical Company                   3,575              170,277
   Engelhard Corporation                      5,837              150,536
   Great Lakes Chemical Corporation           2,300               70,955
+  Hercules, Inc.                             4,900               55,370
   International Flavors & Fragrances         4,400              110,572
   Occidental Petroleum Corporation          16,890              449,105
   Praxair, Inc.                              7,300              343,100
   Rohm & Haas Company                       10,075              331,467
   Tupperware Corporation                     2,600               60,918
                                                            ------------
                                                               6,700,760
                                                            ------------

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND                              SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
COMMERCIAL SERVICES--0.6%
*  Allied Waste Industries, Inc.              8,800         $    164,384
*+ Cendant Corporation                       35,300              688,350
+  Cintas Corporation                         7,700              356,125
*  Concord EFS, Inc.                          9,900              514,899
*  Convergys Corporation                      7,900              238,975
+  Deluxe Corporation                         3,300               95,370
   Equifax, Inc.                              6,500              238,420
   Fluor Corporation                          3,500              158,025
+  Halliburton Company                       20,300              722,680
   Paychex, Inc.                             17,150              686,000
*+ Quintiles Transnational
     Corporation                              5,300              133,825
*  Robert Half International, Inc.            8,200              204,098
   RR Donnelley & Sons Company                5,600              166,320
   Ryder System, Inc.                         2,700               52,920
   Waste Management, Inc.                    28,527              879,202
                                                            ------------
                                                               5,299,593
                                                            ------------
COMMUNICATIONS--0.8%
*+ ADC Telecommunications, Inc.              35,800              236,280
*  Andrew Corporation                         3,787               69,870
*  Avaya, Inc.                               12,868              176,292
*  JDS Uniphase Corporation                  59,500              758,625
*  Network Appliance, Inc.                   14,200              194,540
*+ Nextel Communications, Inc.
     Class A                                 35,400              619,500
*  Qualcomm, Inc.                            34,500            2,017,560
   Qwest Communications
     International, Inc.                     76,029            2,423,044
   Scientific Atlanta, Inc.                   7,400              300,440
*  Tellabs, Inc.                             18,800              362,464
                                                            ------------
                                                               7,158,615
                                                            ------------
COMPUTER SOFTWARE & PROCESSING--4.0%
   Adobe Systems, Inc.                       11,200              526,400
   Autodesk, Inc.                             2,600               96,980
   Automatic Data Processing, Inc.           29,200            1,451,240
*  BMC Software, Inc.                        11,300              254,702
*+ BroadVision, Inc.                         12,400               62,000
*+ Citrix Systems, Inc.                       8,600              300,140
   Computer Associates
     International, Inc.                     26,425              951,300
*  Compuware Corporation                     17,000              237,830
   Electronic Data Systems
     Corporation                             21,500            1,343,750
   First Data Corporation                    18,200            1,169,350
*  Fiserv, Inc.                               5,700              364,686
*  Intuit, Inc.                               9,500              379,905
*  Mercury Interactive Corporation            3,700              221,630
*  Microsoft Corporation                    247,100           17,939,460
*  NCR Corporation                            4,400              206,800
*  Novell, Inc.                              15,300               87,057
*  Oracle Corporation                       256,220            4,868,180
*  Parametric Technology
     Corporation                             12,800              179,072
*  Peoplesoft, Inc.                          12,800              630,144
*  Roxio, Inc.                                  790               10,270
*  SYNAVANT Inc.                                690                4,906
*+ Sapient Corporation                        5,600               54,600
*  Siebel Systems, Inc.                      20,800              975,520
*  Sun Microsystems, Inc.                   149,800            2,354,856
*  Unisys Corporation                        14,300              210,353
*  Veritas Software Corporation              18,233            1,213,041
                                                            ------------
                                                              36,094,172
                                                            ------------
COMPUTERS & INFORMATION--4.2%
*  Apple Computer, Inc.                      15,800         $    367,350
*  Cabletron Systems, Inc.                    8,500              194,225
*  Cisco Systems, Inc.                      331,800            6,038,760
   Compaq Computer Corporation               77,569            1,201,544
*  Computer Sciences Corporation              7,900              273,340
*  Comverse Technology, Inc.                  7,600              437,912
*  Dell Computer Corporation                119,000            3,088,050
*  EMC Corporation                          100,400            2,916,620
*+ Gateway, Inc.                             15,000              246,750
   Hewlett-Packard Company                   88,800            2,539,680
   IMS Health, Inc.                          13,500              384,750
   Intel Corporation                        308,800            9,032,400
   International Business Machines
     Corporation                             79,700            9,006,100
*  Jabil Circuit, Inc.                        8,800              271,568
*  Lexmark International Group, Inc.          6,000              403,500
*  Palm, Inc.                                26,224              159,180
   Pitney Bowes, Inc.                        11,600              488,592
*  Sabre Holdings Corporation                 5,930              296,500
   Symbol Technologies, Inc.                 10,200              226,440
*+ Yahoo!, Inc.                              25,400              507,746
                                                            ------------
                                                              38,081,007
                                                            ------------
CONSTRUCTION--0.0%
   Centex Corporation                         2,700              110,025
+  KB Home                                    2,200               66,374
*  McDermott International, Inc.              2,700               31,455
   Pulte Corporation                          1,900               80,997
                                                            ------------
                                                                 288,851
                                                            ------------
CONTAINERS & PACKAGING--0.0%
   Ball Corporation                           1,300               61,828
   Bemis Company                              2,400               96,408
*  Pactiv Corporation                         7,200               96,480
*  Sealed Air Corporation                     3,865              143,971
                                                            ------------
                                                                 398,687
                                                            ------------
COSMETICS & PERSONAL CARE--0.8%
+  Alberto Culver Company Class B             2,600              109,304
   Avon Products, Inc.                       10,900              504,452
   Colgate-Palmolive Company                 26,400            1,557,336
   Ecolab, Inc.                               5,800              237,626
   Gillette Company                          48,300            1,400,217
   Procter & Gamble Company                  59,800            3,815,240
                                                            ------------
                                                               7,624,175
                                                            ------------
DIVERSIFIED--3.4%
   General Electric Company                 455,400           22,200,750
   Loews Corporation                          9,100              586,313
   Minnesota Mining &
     Manufacturing Company (3M)              18,200            2,076,620
   Newell Rubbermaid, Inc.                   12,160              305,216
   PerkinElmer, Inc.                          4,400              121,132
   Temple Inland, Inc.                        2,300              122,567
   Tyco International Ltd.                   89,149            4,858,621
                                                            ------------
                                                              30,271,219
                                                            ------------
ELECTRIC UTILITIES--0.3%
   Allegheny Energy, Inc.                     5,700              275,025
   Exelon Corporation                        14,662              940,127
*+ Mirant Corporation                        15,565              535,436
   Progress Energy, Inc.                      9,500              426,740
   Progress Energy, Inc. CVO                  4,600                2,070
   Reliant Energy, Inc.                      13,526              435,672
   Xcel Energy, Inc.                         15,570              442,967
                                                            ------------
                                                               3,058,037
                                                            ------------

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND                              SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
ELECTRONICS--1.6%
*  Advanced Micro Devices, Inc.              15,700         $    453,416
*+ Agilent Technologies, Inc.                21,169              687,993
*  Altera Corporation                        18,200              527,800
*  American Power Conversion
     Corporation                              9,000              141,750
*  Analog Devices, Inc.                      16,400              709,300
*  Applied Micro Circuits
     Corporation                             13,700              235,640
*+ Broadcom Corporation Class A              11,200              478,912
*  Conexant Systems, Inc.                    11,100               99,345
   Emerson Electric Company                  19,700            1,191,850
*+ LSI Logic Corporation                     16,400              308,320
   Linear Technology Corporation             14,500              641,190
*  Maxim Integrated Products, Inc.           14,800              654,308
*  Micron Technology, Inc.                   27,300            1,122,030
   Molex, Inc.                                8,975              327,857
   Motorola, Inc.                           100,190            1,659,146
*  National Semiconductor
     Corporation                              8,200              238,784
   National Service Industries, Inc.          1,800               40,626
*  Novellus System, Inc.                      6,500              369,135
*+ Power-One, Inc.                            3,400               56,576
*  Qlogic Corporation                         4,200              270,690
*  Sanmina Corporation                       13,800              323,058
*  Solectron Corporation                     29,200              534,360
*  Teradyne, Inc.                             8,000              264,800
   Texas Instruments, Inc.                   79,600            2,507,400
   Thomas & Betts Corporation                 2,600               57,382
*+ Vitesse Semiconductor
     Corporation                              8,700              183,048
*  Xilinx, Inc.                              15,000              618,600
                                                            ------------
                                                              14,703,316
                                                            ------------
ENTERTAINMENT & LEISURE--0.5%
   Carnival Corporation                      26,800              822,760
*  Harrah's Entertainment, Inc.               5,350              188,855
   Hasbro, Inc.                               7,875              113,794
   Mattel, Inc.                              19,478              368,524
   Walt Disney Company                       95,900            2,770,551
                                                            ------------
                                                               4,264,484
                                                            ------------
FINANCIAL SERVICES--2.5%
   American Express Company                  61,400            2,382,320
   American General Finance
     Corporation                             23,048            1,070,580
   Bear Stearns & Company, Inc.               4,933              290,899
   Charles Schwab Corporation                63,422              970,357
   Countrywide Credit Industries, Inc.        5,300              243,164
   Federal Home Loan Mortgage
     Corporation                             31,900            2,233,000
   Federal National Mortgage
     Association                             46,000            3,916,900
   Franklin Resources, Inc.                  12,100              553,817
   H&R Block, Inc.                            4,200              271,110
   Lehman Brothers, Inc.                     11,500              894,125
   Merrill Lynch & Company, Inc.             37,800            2,239,650
   Moody's Corporation                        7,500              251,250
   Morgan Stanley Dean Witter &
     Company                                 51,330            3,296,926
   Paccar, Inc.                               3,510              180,484
+  Providian Financial Corporation           13,200              781,440
   Stillwell Financial Inc.                  10,400              349,024
   T. Rowe Price Group, Inc.                  5,600              209,384
   US Bancorp                                88,105            2,007,913
+  USA Education, Inc.                        7,600              554,800
   Worthington Industries, Inc.               3,875         $     52,700
                                                            ------------
                                                              22,749,843
                                                            ------------
FOOD RETAILERS--0.1%
   Albertson's, Inc.                         18,542              556,075
+  Winn Dixie, Inc.                           6,400              167,232
                                                            ------------
                                                                 723,307
                                                            ------------
FOREST PRODUCTS & PAPER--0.4%
   Boise Cascade Corporation                  2,600               91,442
   Georgia-Pacific Group                     10,338              349,941
   International Paper Company               22,102              789,041
   Kimberly-Clark Corporation                24,620            1,376,258
   Mead Corporation                           4,700              127,558
   Potlatch Corporation                       1,300               44,733
   Westvaco Corporation                       4,600              111,734
   Weyerhauser Company                       10,100              555,197
   Willamette Industries, Inc.                5,000              247,500
                                                            ------------
                                                               3,693,404
                                                            ------------
HEALTH CARE PROVIDERS--0.4%
   HCA - The Healthcare Company              24,677            1,115,154
*  Healthsouth Corporation                   17,700              282,669
*  Manor Care, Inc.                           4,700              149,225
*  Tenet Healthcare Corporation              14,700              758,373
   UnitedHealth Group, Inc.                  14,700              907,725
                                                            ------------
                                                               3,213,146
                                                            ------------
HEAVY MACHINERY--0.8%
*  Applied Materials, Inc.                   37,300            1,831,430
   Baker Hughes, Inc.                        15,280              511,880
   Black & Decker Corporation                 3,700              146,002
   Caterpillar, Inc.                         15,800              790,790
   Cummins Engine Company, Inc.               1,900               73,530
   Deere & Company                           10,800              408,780
+  Dover Corporation                          9,300              350,145
   Eaton Corporation                          3,200              224,320
   Grainger WW, Inc.                          4,300              176,988
   Ingersoll Rand Company                     7,350              302,820
   Pall Corporation                           5,566              130,968
   Parker-Hannifin Corporation                5,225              221,749
   Rockwell International Corporation         8,400              320,208
   Stanley Works                              3,900              163,332
   Timken Company                             2,900               49,126
   United Technologies Corporation           21,600            1,582,416
                                                            ------------
                                                               7,284,484
                                                            ------------
HOME FURNISHINGS & APPLIANCES--0.1%
   Corning, Inc.                             42,400              708,504
   Leggett & Platt, Inc.                      9,000              198,270
   Maytag Corporation                         3,500              102,410
   Whirlpool Corporation                      3,100              193,750
                                                            ------------
                                                               1,202,934
                                                            ------------
HOUSEHOLD PRODUCTS--0.2%
   Fortune Brands, Inc.                       7,100              272,356
   Illinois Tool Works, Inc.                 13,900              879,870
   PPG Industries, Inc.                       7,724              406,051
   Snap-On, Inc.                              2,650               64,024
                                                            ------------
                                                               1,622,301
                                                            ------------
INSURANCE--2.3%
   AFLAC Corporation                         24,300              765,207
*  Aetna, Inc.                                6,537              169,112
   Allstate Corporation                      33,638            1,479,736
   Ambac Financial Group, Inc.                4,850              282,270
+  American International Group,
     Inc.                                   106,735            9,179,210
   Aon Corporation                           11,725              410,375

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND                              SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
   Chubb Corporation                          8,060         $    624,086
   Cigna Corporation                          7,100              680,322
   Cincinnati Financial Corporation           7,400              292,300
*+ Conseco, Inc.                             15,106              206,197
   Hartford Financial Services Group         10,900              745,560
*  Humana, Inc.                               7,700               75,845
   Jefferson Pilot Corporation                7,087              342,444
   John Hancock Financial Services,
     Inc.                                    12,000              483,120
   Lincoln National Corporation               8,800              455,400
   MBIA, Inc.                                 6,750              375,840
   MGIC Investment Corporation                4,900              355,936
   Marsh & McLennan Companies,
     Inc.                                    12,600            1,272,600
+  Metlife, Inc.                             35,200            1,090,496
   Progressive Corporation                    3,400              459,646
   St. Paul Companies, Inc.                   9,904              502,034
   Torchmark Corporation                      5,800              233,218
   Unumprovident Corporation                 11,018              353,898
*  Wellpoint Health Networks                  2,900              273,296
                                                            ------------
                                                              21,108,148
                                                            ------------
LODGING--0.1%
   Hilton Hotels Corporation                 17,100              198,360
   Marriott International Class A            11,100              525,474
   Starwood Hotels & Resorts
     Worldwide, Inc. REIT                     8,800              328,064
                                                            ------------
                                                               1,051,898
                                                            ------------
MEDIA--BROADCASTING & PUBLISHING--2.4%
   American Greetings Corporation             2,900               31,900
*  AOL Time Warner, Inc.                    203,410           10,780,730
*  Clear Channel Communications              27,200            1,705,440
*  Comcast Corporation Class A               43,200            1,874,880
   Dow Jones & Company, Inc.                  4,000              238,840
   Gannett Company, Inc.                     12,100              797,390
+  Knight Ridder, Inc.                        3,400              201,620
   McGraw-Hill Companies, Inc.                9,100              601,965
   Meredith Corporation                       2,300               82,363
   New York Times Company                     7,500              315,000
   Tribune Company                           13,867              554,819
*+ Univision Communications, Inc.             9,500              406,410
*  Viacom, Inc. Class B                      81,781            4,232,167
                                                            ------------
                                                              21,823,524
                                                            ------------
MEDICAL EQUIPMENT & SUPPLIES--1.7%
   Allergan, Inc.                             6,100              521,550
   Applera Corporation--
     Applied Biosystems Group                 9,700              259,475
   Bard C.R., Inc.                            2,400              136,680
   Bausch & Lomb, Inc.                        2,506               90,817
   Baxter International, Inc.                27,000            1,323,000
   Becton Dickinson & Company                11,800              422,322
   Biomet, Inc.                               7,950              382,077
*  Boston Scientific Corporation             18,600              316,200
*  Guidant Corporation                       14,200              511,200
   Johnson & Johnson                        137,988            6,899,400
*+ KLA-Tencor Corporation                     8,600              502,842
   Medtronics, Inc.                          55,600            2,558,156
*+ St. Jude Medical, Inc.                     3,850              231,000
   Stryker Corporation                        9,000              493,650
*  Tektronix, Inc.                            4,300              116,745
*  Thermo Electron Corporation                8,000              176,160
                                                            ------------
                                                              14,941,274
                                                            ------------
METALS & MINING--0.5%
   Alcan Aluminum Ltd. (Canada)              14,600              613,492
   Alcoa, Inc.                               39,760            1,566,544
   Allegheny Technologies, Inc.               3,683         $     66,625
+  Barrick Gold Corporation
     (Canada)                                18,100              274,215
   Cooper Industries, Inc.                    4,300              170,237
   Crane Company                              2,725               84,475
   Danaher Corporation                        6,600              369,600
*  Freeport-McMoRan Copper &
     Gold, Inc.                               6,800               75,140
   Homestake Mining Company                  12,000               93,000
*  Inco Ltd. (Canada)                         8,300              143,258
   Masco Corporation                         20,500              511,680
   Newmont Mining Corporation                 7,768              144,562
+  Nucor Corporation                          3,600              176,004
   Phelps Dodge Corporation                   3,628              150,562
+  Placer Dome, Inc. (Canada)                15,000              147,000
   USX US Steel Group, Inc.                   4,020               81,003
                                                            ------------
                                                               4,667,397
                                                            ------------
OFFICE EQUIPMENT & SUPPLIES--0.0%
+  Xerox Corporation                         31,000              296,670
                                                            ------------
OIL & GAS--4.1%
   Amerada Hess Corporation                   4,100              331,280
   Anadarko Petroleum Corporation            11,470              619,724
   Apache Corporation                         5,700              289,275
   Ashland, Inc.                              3,200              128,320
   Burlington Resources, Inc.                 9,902              395,585
   Chevron Corporation                       29,500            2,669,750
   Conoco, Inc. Class B                      28,600              826,540
   Devon Energy Corporation                   5,900              309,750
+  Dynegy, Inc.                              14,900              692,850
   EOG Resources, Inc.                        5,400              191,970
   El Paso Corporation                       22,877            1,201,958
   Enron Corporation                         34,300            1,680,700
   Exxon Mobil Corporation                  158,829           13,873,713
   Kerr-McGee Corporation                     4,371              289,666
   KeySpan Corporation                        6,200              226,176
+  Kinder Morgan, Inc.                        5,300              266,325
*  Nabors Industries, Inc.                    6,800              252,960
   Nicor, Inc.                                2,100               81,858
*  Noble Drilling Corporation                 6,200              203,050
   Oneok, Inc.                                2,600               51,220
   Peoples Energy Corporation                 1,600               64,320
+  Phillips Petroleum Company                11,800              672,600
*  Rowan Companies, Inc.                      4,300               95,030
   Royal Dutch Petroleum Company
     (Netherlands)                           98,200            5,722,114
   Schlumberger Ltd.                         26,300            1,384,695
   Sempra Energy                              9,369              256,148
   Sunoco, Inc.                               3,900              142,857
   Texaco, Inc.                              25,300            1,684,980
   Tosco Corporation                          6,700              295,135
   Transocean Sedco Forex, Inc.              14,611              602,704
   USX Marathon Group                        14,200              419,042
   Unocal Corporation                        11,210              382,822
   Williams Companies, Inc.                  22,200              731,490
                                                            ------------
                                                              37,036,607
                                                            ------------
PHARMACEUTICALS--5.1%
   Abbott Laboratories                       71,100            3,413,511
   American Home Products
     Corporation                             60,300            3,523,932
*  Amgen, Inc.                               47,800            2,900,504
*+ Biogen, Inc.                               6,800              369,648
   Bristol-Myers Squibb Company              89,800            4,696,540
   Cardinal Health, Inc.                     19,850            1,369,650
   Eli Lilly & Company                       51,700            3,825,800
*  Forest Laboratories, Inc.                  8,100              575,100
*  King Pharmaceuticals, Inc.                 7,700              413,875
   McKesson HBOC, Inc.                       13,089              485,864

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND                              SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
*  MedImmune, Inc.                            9,700         $    457,840
   Merck & Company, Inc.                    105,300            6,729,723
   Millipore Corporation                      2,100              130,158
   Pfizer, Inc.                             290,200           11,622,510
   Pharmacia Corporation                     59,466            2,732,463
   Schering-Plough Corporation               67,100            2,431,704
   Sigma Aldrich Corporation                  3,500              135,170
*  Watson Pharmaceutical, Inc.                4,700              289,708
                                                            ------------
                                                              46,103,700
                                                            ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.1%
   Eastman Kodak Company                     13,800              644,184
                                                            ------------
RESTAURANTS--0.3%
   Darden Restaurants, Inc.                   5,400              150,660
   McDonald's Corporation                    60,300            1,631,718
*+ Starbucks Corporation                     17,400              400,200
*  Tricon Global Restaurants, Inc.            6,750              296,325
   Wendy's International, Inc.                5,200              132,808
                                                            ------------
                                                               2,611,711
                                                            ------------
RETAILERS--2.7%
*  Autozone, Inc.                             5,200              195,000
*  Bed Bath & Beyond, Inc.                   13,000              390,000
*  Best Buy Company, Inc.                     9,500              603,440
*  Big Lots, Inc.                             5,100               69,768
   CVS Corporation                           18,000              694,800
   Circuit City Stores                        9,400              169,200
*  Costco Wholesale Corporation              20,576              845,262
   Dillards, Inc. Class A                     4,000               61,080
   Dollar General                            15,140              295,230
*  Federated Department Stores                9,100              386,750
   Gap, Inc.                                 38,887            1,127,723
+  Harcourt General, Inc.                     3,302              192,143
   J.C. Penney Company, Inc.                 12,000              316,320
*+ K Mart Corporation                        22,200              254,634
*  Kohls Corporation                         15,200              953,496
   Limited, Inc.                             19,500              322,140
   Longs Drugstores Corporation               1,700               36,635
   May Department Stores Company             13,600              465,936
+  Nordstrom, Inc.                            6,100              113,155
*  Office Depot, Inc.                        14,700              152,586
   RadioShack Corporation                     8,500              259,250
*  Safeway, Inc.                             22,900            1,099,200
   Sears Roebuck & Company                   15,400              651,574
   Sherwin Williams Company                   7,300              162,060
*  Staples, Inc.                             20,800              332,592
   TJX Companies, Inc.                       12,900              411,123
   Target Corporation                        41,100            1,422,060
   Tiffany & Company                          6,700              242,674
*  Toys `R' Us, Inc.                          9,000              222,750
   Walgreen Company                          46,500            1,587,975
   Wal-Mart Stores, Inc.                    205,400           10,023,520
                                                            ------------
                                                              24,060,076
                                                            ------------
TELECOMMUNICATIONS--3.1%
   AT&T Corporation                         158,411            3,485,042
   Alltel Corporation                        14,400              882,144
   BellSouth Corporation                     86,100            3,467,247
+  Centurytel, Inc.                           6,500              196,950
*+ Citizens Communications
     Company                                 12,200              146,766
*+ Global Crossing Ltd.                      41,025              354,456
   Lucent Technologies, Inc.                156,119              967,938
+  Nortel Networks Corporation
     (Canada)                               146,160            1,328,594
   SBC Communications, Inc.                 154,652            6,195,359
   Sprint Corporation (FON Group)            40,900         $    873,624
*+ Sprint Corporation (PCS Group)            42,700            1,031,205
   Verizon Communications                   124,071            6,637,799
*  WorldCom, Inc.                           132,946            1,988,872
*  WorldCom, Inc. (MCI Group)                   100                1,610
                                                            ------------
                                                              27,557,606
                                                            ------------
TEXTILES, CLOTHING & FABRICS--0.1%
   Liz Claiborne, Inc.                        2,400              121,080
   Nike, Inc. Class B                        12,400              520,676
*+ Reebok International Ltd.                  2,600               83,070
   VF Corporation                             5,200              189,176
                                                            ------------
                                                                 914,002
                                                            ------------
TRANSPORTATION--0.3%
   Brunswick Corporation                      4,000               96,120
   Burlington Northern Santa Fe              17,956              541,733
   CSX Corporation                            9,800              355,152
*  FMC Corporation                            1,400               95,984
*  FedEx Corporation                         13,640              548,328
   Norfolk Southern Corporation              17,600              364,320
   Union Pacific Corporation                 11,400              625,974
                                                            ------------
                                                               2,627,611
                                                            ------------
UTILITIES--1.2%
*  AES Corporation                           24,400            1,050,420
   Ameren Corporation                         6,300              269,010
   American Electric Power, Inc.             14,760              681,469
   CMS Energy Corporation                     6,000              167,100
*  Calpine Corporation                       13,700              517,860
   Cinergy Corporation                        7,300              255,135
+  Consolidated Edison, Inc.                  9,700              386,060
   Constellation Energy Group                 7,500              319,500
   DTE Energy Company                         6,500              301,860
   Dominion Resources, Inc.                  10,971              659,686
   Duke Energy Corporation                   35,224            1,374,088
   Edison International                      14,900              166,135
   Entergy Corporation                       10,200              391,578
   FPL Group, Inc.                            8,200              493,722
   Firstenergy Corporation                   10,300              331,248
+  GPU, Inc.                                  5,600              196,840
*  Niagara Mohawk Holdings, Inc.              7,300              129,137
+  NiSource, Inc.                             9,402              256,957
+  PG&E Corporation                          17,800              199,360
+  PPL Corporation                            6,700              368,500
   Pinnacle West Capital Corporation          3,900              184,860
   Public Service Enterprise Group, Inc.      9,800              479,220
   Southern Company                          31,100              723,075
   TXU Corporation                           11,867              571,871
                                                            ------------
                                                              10,474,691
                                                            ------------
TOTAL COMMON STOCKS
  (Cost $321,008,184)                                        505,684,958
                                                            ------------

------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
CORPORATE OBLIGATIONS--2.5%
------------------------------------------------------------------------
BANKING--0.9%
   Associates Manufactured Housing Corporation
   5.610%          02/15/2022             3,533,197            3,535,388
   Canadian Imperial Bank of Commerce
   4.040%          05/20/2002             3,500,000            3,499,650
   Washington Mutual Bank FA
   4.155%          05/24/2006             1,600,000            1,600,442
                                                            ------------
                                                               8,635,480
                                                            ------------

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND
------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)
------------------------------------------------------------------------
FINANCIAL SERVICES--1.2%
John Deere Capital Corporation, Ser. MTNO
   6.690%          10/10/2001             1,600,000         $  1,610,560
Merrill Lynch & Company, Inc.
   6.375%          10/01/2001             2,000,000            2,013,000
Merrill Lynch Mortgage Investors, Inc.
   6.650%          11/27/2001             4,344,850            4,344,171
PACCAR Financial Corporation
   5.450%          08/15/2001             2,500,000            2,504,250
                                                            ------------
                                                              10,471,981
                                                            ------------
HEAVY MACHINERY--0.4%
Caterpillar Financial Services Corporation
   5.470%          09/12/2001             3,500,000            3,511,200
                                                            ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $22,564,507)                                          22,618,661
                                                            ------------
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--3.6%
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--3.6%
Federal Home Loan Mortgage Corporation Discount Note
   3.860%          07/24/2001             8,000,000            7,979,413
Federal Home Loan Mortgage Corporation Discount Note
   3.730%          07/17/2001             9,000,000            8,984,148
Federal National Mortgage Association Discount Note
   3.660%          09/07/2001            16,000,000           15,887,760

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $32,851,321)                                         32,851,321
                                                            ------------
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--34.1%
------------------------------------------------------------------------
U.S. TREASURY BONDS--34.1%
   U.S. Treasury Bond
     13.250%       05/15/2014             2,960,000            4,419,635
   U.S. Treasury Bond
     12.500%       08/15/2014             3,360,000            4,895,100
+  U.S. Treasury Bond
     12.000%       08/15/2013             6,420,000            8,884,702
+  U.S. Treasury Bond
     11.250%       02/15/2015             8,000,000           12,104,960
   U.S. Treasury Bond
     10.625%       08/15/2015             3,480,000            5,086,229
   U.S. Treasury Bond
     10.375%       11/15/2012             2,000,000            2,529,680
   U.S. Treasury Bond
     9.875%        11/15/2015             1,970,000            2,741,984
+  U.S. Treasury Bond
     9.250%        02/15/2016             5,000,000            6,670,300
   U.S. Treasury Bond
     9.000%        11/15/2018             1,870,000            2,500,250
   U.S. Treasury Bond
     8.875%        08/15/2017             7,060,000            9,267,380
+**U.S. Treasury Bond
     8.875%        02/15/2019            26,616,000           35,532,360
   U.S. Treasury Bond
     8.750%        05/15/2017             3,830,000            4,970,038
   U.S. Treasury Bond
     8.750%        05/15/2020             1,300,000            1,717,625
   U.S. Treasury Bond
     8.750%        08/15/2020             8,300,000           10,991,026
   U.S. Treasury Bond
     8.125%        08/15/2019             6,000,000            7,470,900
+  U.S. Treasury Bond
     8.125%        05/15/2021            12,000,000           15,078,720
   U.S. Treasury Bond
     8.125%        08/15/2021            12,400,000           15,581,344
+  U.S. Treasury Bond
     8.000%        11/15/2021            12,500,000         $ 15,570,250
+  U.S. Treasury Bond
     7.875%        02/15/2021            17,560,000           21,519,078
   U.S. Treasury Bond
     7.625%        11/15/2022             6,000,000            7,229,040
   U.S. Treasury Bond
     7.625%        02/15/2025            10,790,000           13,136,825
   U.S. Treasury Bond
     7.500%        11/15/2024            13,200,000           15,844,092
   U.S. Treasury Bond
     7.250%        08/15/2022            15,000,000           17,395,350
   U.S. Treasury Bond
     7.125%        02/15/2023             1,870,000            2,144,297
   U.S. Treasury Bond
     6.875%        08/15/2025             4,670,000            5,235,490
   U.S. Treasury Bond
     6.750%        08/15/2026             8,860,000            9,832,527
   U.S. Treasury Bond
     6.625%        02/15/2027             2,120,000            2,319,089
   U.S. Treasury Bond
     6.375%        08/15/2027            12,090,000           12,815,400
+  U.S. Treasury Bond
     6.250%        05/15/2030             5,000,000            5,296,050
** U.S. Treasury Bond
     6.125%        11/15/2027             6,020,000            6,196,807
   U.S. Treasury Bond
     6.125%        08/15/2029             3,020,000            3,128,056
   U.S. Treasury Bond
     5.500%        08/15/2028             7,470,000            7,074,314
+  U.S. Treasury Bond
     5.250%        11/15/2028            11,420,000           10,445,257
   U.S. Treasury Bond
     5.250%        02/15/2029             1,500,000            1,371,555
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $308,971,451)                                        306,995,710
                                                            ------------
------------------------------------------------------------------------
ASSET BACKED SECURITIES--0.1%
------------------------------------------------------------------------
FINANCIAL SERVICES--0.1%
   Nissan Auto Receivables Owner Trust, Ser. 2001-A, Class A1
     5.523%        01/15/2002
   (Cost $916,635)                          916,635              917,933
                                                            ------------
------------------------------------------------------------------------
COMMERCIAL PAPER--2.4%
------------------------------------------------------------------------
BANKING--0.2%
   Household Finance Corporation
     5.079%        01/03/2002             1,600,000            1,602,427
                                                            ------------
FINANCIAL SERVICES--2.2%
   Asset Securitization Corporation
     3.670%        07/25/2001             4,000,000            3,989,806
   Countrywide Home Loans, Inc.
     4.560%        04/20/2002             2,000,000            2,000,000
   Delaware Funding Corporation
     3.920%        07/19/2001             4,000,000            3,991,724
   Edison Asset Securitization LLC
     3.770%        07/27/2001             2,500,000            2,492,931
   Falcon Asset Securitization Corporation
     3.950%        07/12/2001             4,000,000            3,994,733
   Preferred Receivables Funding
     4.000%        07/03/2001             3,500,000            3,498,834
                                                            ------------
                                                              19,968,028
                                                            ------------
TOTAL COMMERCIAL PAPER
  (Cost $21,570,454)                                          21,570,455
                                                            ------------

------------------------------------------------------------------------
VANTAGEPOINT ASSET
ALLOCATION FUND
------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
CASH EQUIVALENTS--10.4%
------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.5%
++ Merrimac Money Market Fund
   4.120%          07/02/2001            $4,353,279         $  4,353,279
                                                            ------------
BANK & CERTIFICATE DEPOSTIS/OFFSHORE
  TIME DEPOSITS--3.3%
++ American Express Centurion Bank
   4.000%          07/09/2001             5,902,753            5,902,753
++ American Express Centurion Bank
   3.950%          07/11/2001             7,378,441            7,378,441
++ Bank of Montreal
   3.800%          07/12/2001            14,756,878           14,756,878
++ Bank of Nova Scotia
   4.070%          07/13/2001             2,213,527            2,213,527
                                                            ------------
                                                              30,251,599
                                                            ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--6.6%
++ Banc One
   4.058%          07/02/2001             5,164,902            5,164,902
++ BB&T Corporation
   3.861%          11/20/2001             3,689,218            3,689,218
++ CS First Boston
   4.165%          07/02/2001            22,873,156           22,873,156
++ Fleet National Bank
   4.205%          10/31/2001             3,545,265            3,545,265
++ Goldman Sachs & Co
   4.020%          07/24/2001             3,689,218            3,689,218
++ Goldman Sachs & Co
   3.840%          03/21/2002             3,689,218            3,689,218
++ Merrill Lynch
   3.940%          04/05/2002             3,689,216            3,689,216
++ Morgan Stanley Dean Witter & Co
   4.225%          10/01/2001             7,378,448            7,378,448
++ Morgan Stanley Dean Witter & Co
   3.980%          09/14/2001             3,689,216            3,689,216
++ Morgan Stanley Dean Witter & Co
   3.960%          07/16/2001             2,213,522            2,213,522
                                                            ------------
                                                              59,621,379
                                                            ------------
TOTAL CASH EQUIVALENTS
  (Cost $94,226,257)                                          94,226,257
                                                            ------------
------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.6%
------------------------------------------------------------------------
IBT Repurchase Agreement
   dated 06/29/2001 due 07/02/2001, with
   a maturity value of $5,137,387 and an
   effectual yield of 3.08% collateralized by a
   U.S. Government Agency Obligation with a
   rate of 7.92%, a maturity date of 08/01/2024
   and a market value of 5,393,221.       5,136,068            5,136,068
                                                            ------------
TOTAL INVESTMENTS--109.8%
   ***(Cost $807,244,877)                                    990,001,363
Other assets less liabilities--(9.8%)                        (88,554,698)
                                                            ------------
NET ASSETS--100.0%                                          $901,446,665
                                                            ============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT   Real Estate Investment Trust
*      Non-income producing security.
+      Denotes all or a portion of security on loan (Note 4).
**     Security has been pledged as collateral for futures contracts.
***    The aggregate identified cost for federal income tax
       purposes is $807,242,902. Unrealized appreciation and
       depreciation, based on identifed tax cost at
       June 30, 2001 are as follows:
          Unrealized appreciation                           $221,624,594
          Unrealized depreciation                            (38,866,133)
                                                            ------------
          Net unrealized appreciation                       $182,758,461
                                                            ============

++ Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

------------------------------------------------------------------------
VANTAGEPOINT EQUITY
INCOME FUND                                  SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--88.7%
------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
   Boeing Company                            64,800         $  3,602,880
   Honeywell International, Inc.             70,000            2,449,300
   Lockheed Martin Corporation               50,000            1,852,500
*  Raytheon Company                          50,000            1,327,500
   TRW, Inc.                                 60,000            2,460,000
                                                            ------------
                                                              11,692,180
                                                            ------------
AUTOMOTIVE--3.1%
   Ford Motor Company                        80,000            1,964,000
   General Motors Corporation               247,000           15,894,450
   Genuine Parts Company                     42,552            1,340,388
                                                            ------------
                                                              19,198,838
                                                            ------------
BANKING--7.4%
   Bank of America Corporation               30,000            1,800,900
   Bank One Corporation                      70,000            2,506,000
   Citigroup, Inc.                          130,069            6,872,846
   First Union Corporation                  125,304            4,378,122
   Fleet Boston Financial
     Corporation                            184,408            7,274,896
   JP Morgan Chase & Company                132,029            5,888,493
   Mellon Financial Corporation              64,856            2,983,376
   Mercantile Bankshares
     Corporation                             30,400            1,189,552
   National City Corporation                 27,000              831,060
   PNC Financial Services Group              59,400            3,907,926
   Safeco Corporation                        50,000            1,475,000
   Washington Mutual, Inc.                  139,645            5,243,670
   Wells Fargo & Company                     31,300            1,453,259
                                                            ------------
                                                              45,805,100
                                                            ------------
BEVERAGES, FOOD & TOBACCO--4.1%
   Brown Forman Corporation
     Class B                                 20,500            1,310,770
   Campbell Soup Company                     26,712              687,834
   Coca Cola Enterprises, Inc.              165,000            2,697,750
   General Mills, Inc.                       69,022            3,021,783
   Heinz HJ Company                         167,149            6,834,723
   Hershey Foods Corporation                 40,900            2,523,939
   PepsiAmericas, Inc.                       68,994              917,620
   Philip Morris Companies, Inc.            111,800            5,673,850
   UST, Inc.                                 56,537            1,631,658
                                                            ------------
                                                              25,299,927
                                                            ------------
CHEMICALS--2.4%
   Clorox Company                            70,000            2,369,500
   Dow Chemicals Company                     39,771            1,322,386
   Du Pont (E.I.) de Nemours &
     Company                                 51,446            2,481,755
+  Great Lakes Chemical
     Corporation                             30,500              940,925
+  Hercules, Inc.                            48,000              542,400
   International Flavors &
     Fragrances                              45,900            1,153,467
   Lyondell Chemical Company                114,500            1,761,010
   Occidental Petroleum
     Corporation                            162,500            4,320,875
                                                            ------------
                                                              14,892,318
                                                            ------------
COMMERCIAL SERVICES--5.7%
*  Dun & Bradstreet Corporation              37,500            1,057,500
+  Halliburton Company                      109,000            3,880,400
   RR Donnelley & Sons Company               70,000            2,079,000
   The Servicemaster Company                495,600            5,947,200
   Waste Management, Inc.                   720,200           22,196,564
                                                            ------------
                                                              35,160,664
                                                            ------------
COMPUTER SOFTWARE & PROCESSING--0.5%
*  BMC Software, Inc.                        50,000         $  1,127,000
*  Microsoft Corporation                     26,200            1,902,120
                                                            ------------
                                                               3,029,120
                                                            ------------
COMPUTERS & INFORMATION--0.6%
   Compaq Computer Corporation               75,000            1,161,750
   Hewlett-Packard Company                   57,200            1,635,920
   Intel Corporation                         40,000            1,170,000
                                                            ------------
                                                               3,967,670
                                                            ------------
COSMETICS & PERSONAL CARE--0.6%
   Gillette Company                          53,000            1,536,470
   Procter & Gamble Company                  30,000            1,914,000
                                                            ------------
                                                               3,450,470
                                                            ------------
DIVERSIFIED--2.7%
   Brascan Corporation (Canada)             429,400            7,342,740
+  Hanson PLC ADR
     (United Kingdom)                        88,800            3,307,800
   Minnesota Mining &
     Manufacturing Company (3M)              15,090            1,721,769
   Tyco International Ltd.                   74,356            4,052,402
                                                            ------------
                                                              16,424,711
                                                            ------------
ELECTRIC UTILITIES--1.5%
   Allegheny Energy, Inc.                    63,200            3,049,400
*+ Mirant Corporation                        19,604              674,378
   Reliant Energy, Inc.                     171,000            5,507,910
                                                            ------------
                                                               9,231,688
                                                            ------------
ELECTRONICS--3.3%
*  Agere Systems, Inc.                      123,300              924,750
   Emerson Electric Company                  65,500            3,962,750
*  General Motors Corporation
     Class H                                507,000           10,266,750
   Motorola, Inc.                            85,000            1,407,600
   Sony Corporation ADR (Japan)              30,000            1,974,000
   Texas Instruments, Inc.                   60,000            1,890,000
                                                            ------------
                                                              20,425,850
                                                            ------------
ENTERTAINMENT & LEISURE--0.6%
   Hasbro, Inc.                             110,000            1,589,500
   Walt Disney Company                       75,000            2,166,750
                                                            ------------
                                                               3,756,250
                                                            ------------
FINANCIAL SERVICES--2.0%
   American General Finance
     Corporation                             53,566            2,488,141
   Federal National Mortgage
     Association                             31,806            2,708,281
   Moody's Corporation                       75,000            2,512,500
+  USA Education, Inc.                       62,000            4,526,000
                                                            ------------
                                                              12,234,922
                                                            ------------
FOREST PRODUCTS & PAPER--0.9%
   International Paper Company              112,668            4,022,248
   Kimberly-Clark Corporation                24,259            1,356,078
                                                            ------------
                                                               5,378,326
                                                            ------------
HEAVY MACHINERY--2.2%
   Baker Hughes, Inc.                       139,100            4,659,850
   Black & Decker Corporation                40,000            1,578,400
+  Dover Corporation                         50,000            1,882,500
   Pall Corporation                          79,500            1,870,635
   Rockwell International
     Corporation                             30,000            1,143,600
   Stanley Works                             65,000            2,722,200
                                                            ------------
                                                              13,857,185
                                                            ------------

------------------------------------------------------------------------
VANTAGEPOINT EQUITY
INCOME FUND                                  SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
   Fortune Brands, Inc.                      42,765         $  1,640,465
   Illinois Tool Works, Inc.                 53,500            3,386,550
                                                            ------------
                                                               5,027,015
                                                            ------------
INSURANCE--7.6%
*  Aetna, Inc.                              166,100            4,297,007
   Allstate Corporation                     135,400            5,956,246
   Aon Corporation                           60,000            2,100,000
   Chubb Corporation                         30,000            2,322,900
   Cigna Corporation                         62,700            6,007,914
*  Fairfax Financial Holdings Ltd.
     (Canada)                                78,300           11,759,577
   Hartford Financial Services
     Group                                   83,100            5,684,040
   Lincoln National Corporation              25,286            1,308,550
+  Unumprovident Corporation                 70,000            2,248,400
   XL Capital Ltd. Class A
     (Bermuda)                               65,500            5,377,550
                                                            ------------
                                                              47,062,184
                                                            ------------
LODGING--4.3%
   Hilton Hotels Corporation              1,082,000           12,551,200
   Marriott International Class A           253,000           11,977,020
   Starwood Hotels & Resorts
     Worldwide, Inc. REIT                    53,000            1,975,840
                                                            ------------
                                                              26,504,060
                                                            ------------
MEDIA - BROADCASTING & PUBLISHING--4.6%
   Gannett Company, Inc.                     25,000            1,647,500
   Hollinger International, Inc.            944,900           12,992,375
+  Knight Ridder, Inc.                      188,000           11,148,400
   Reader's Digest Association,
     Inc. Class A                            26,000              747,500
+  Rogers Communications, Inc.
     (Canada)                               125,000            1,893,750
                                                            ------------
                                                              28,429,525
                                                            ------------
MEDICAL EQUIPMENT & SUPPLIES--0.2%
   Becton Dickinson & Company                35,000            1,252,650
                                                            ------------
METALS & MINING--0.8%
   Cooper Industries, Inc.                   60,000            2,375,400
   Hubbell, Inc. Class B                     30,000              870,000
   Phelps Dodge Corporation                  40,000            1,660,000
                                                            ------------
                                                               4,905,400
                                                            ------------
OFFICE EQUIPMENT & SUPPLIES--0.6%
   Ikon Office Solutions, Inc.              308,200            3,020,360
+  Xerox Corporation                         46,000              440,220
                                                            ------------
                                                               3,460,580
                                                            ------------
OIL & GAS--7.0%
+  Amerada Hess Corporation                  30,000            2,424,000
   BP Amoco PLC ADR
     (United Kingdom)                       187,054            9,324,642
   Chevron Corporation                       26,966            2,440,423
   Conoco, Inc. Class B                     136,800            3,953,520
   Exxon Mobil Corporation                   57,380            5,012,143
+  Phillips Petroleum Company               103,400            5,893,800
   Royal Dutch Petroleum
     Company (Netherlands)                   30,781            1,793,609
   Texaco, Inc.                             132,032            8,793,331
   Unocal Corporation                        50,000            1,707,500
   Williams Companies, Inc.                  45,500            1,499,225
                                                            ------------
                                                              42,842,193
                                                            ------------
PHARMACEUTICALS--3.3%
   Abbott Laboratories                       65,000         $  3,120,650
   American Home Products
     Corporation                             43,947            2,568,263
   Bristol-Myers Squibb Company             129,500            6,772,850
   Pharmacia Corporation                     33,886            1,557,062
   Schering-Plough Corporation              170,600            6,182,544
                                                            ------------
                                                              20,201,369
                                                            ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.3%
   Eastman Kodak Company                     42,741            1,995,150
                                                            ------------
REAL ESTATE--1.4%
   Crescent Real Estate Equities
     Company REIT                           131,600            3,233,412
+  Rouse Company REIT                       100,000            2,865,000
   Simon Property Group, Inc.
     REIT                                    80,000            2,397,600
                                                            ------------
                                                               8,496,012
                                                            ------------
RESTAURANTS--3.3%
   McDonald's Corporation                    65,000            1,758,900
*  Tricon Global Restaurants, Inc.          300,000           13,170,000
+  Wendy's International, Inc.              217,300            5,549,842
                                                            ------------
                                                              20,478,742
                                                            ------------
RETAILERS--3.7%
+  J.C. Penney Company, Inc.                151,721            3,999,365
*+ K Mart Corporation                       409,900            4,701,553
   May Department Stores
     Company                                 40,765            1,396,609
*  Neiman Marcus Group, Inc.                201,500            5,944,250
*  Neiman Marcus Group, Inc.
     Class A                                 99,400            3,081,400
+  Nordstrom, Inc.                           60,000            1,113,000
*  Toys `R' Us, Inc.                        100,000            2,475,000
                                                            ------------
                                                              22,711,177
                                                            ------------
TELECOMMUNICATIONS--4.8%
   AT&T Corporation                         515,000           11,330,000
   Alltel Corporation                        36,700            2,248,242
   Lucent Technologies, Inc.                 60,000              372,000
   SBC Communications, Inc.                 106,300            4,258,378
   Sprint Corporation
     (FON Group)                            100,000            2,136,000
   Verizon Communications                   174,741            9,348,643
                                                            ------------
                                                              29,693,263
                                                            ------------
TRANSPORTATION--3.0%
   Burlington Northern Santa Fe              93,500            2,820,895
*  FedEx Corporation                        277,000           11,135,400
   Norfolk Southern Corporation              69,540            1,439,478
   Union Pacific Corporation                 50,997            2,800,245
                                                            ------------
                                                              18,196,018
                                                            ------------
UTILITIES--3.5%
   Cinergy Corporation                      157,700            5,511,615
   Entergy Corporation                      144,800            5,558,872
   FPL Group, Inc.                           29,040            1,748,498
   Firstenergy Corporation                   41,000            1,318,560
   Northeast Utilities                      261,400            5,424,050
   Scottish Power PLC ADR
     (United Kingdom)                        25,416              742,147
   Southern Company                          49,305            1,146,341
                                                            ------------
                                                              21,450,083
                                                            ------------
TOTAL COMMON STOCKS
  (Cost $494,983,631)                                        546,510,640
                                                            ------------

--------------------------------------------------------------------------------
VANTAGEPOINT EQUITY
INCOME FUND
--------------------------------------------------------------------------------
       COUPON                MATURITY
        RATE                   DATE            FACE                  VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.9%
--------------------------------------------------------------------------------
FINANCIAL SERVICES--0.9%
Asset Portfolio Funding Corporation
       3.850%               07/17/2001   $  1,381,000         $   1,378,489
                                                              -------------
Asset Securitization Corporation
       4.000%               07/05/2001      4,400,000             4,397,556
                                                              -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,776,045)                                               5,776,045
                                                              -------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--4.7%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.2%
++Merrimac Money Market Fund
       4.120%               07/02/2001      1,347,801             1,347,801
BANK & CERTIFICATE DEPOSTIS/
  OFFSHORE TIME DEPOSITS--1.5%
++American Express Centurion Bank
       4.000%               07/09/2001      1,827,526             1,827,526
++American Express Centurion Bank
       3.950%               07/11/2001      2,284,408             2,284,408
++Bank of Montreal
       3.800%               07/12/2001      4,568,816             4,568,816
++Bank of Nova Scotia
       4.070%               07/13/2001        685,323               685,323
                                                              -------------
                                                                  9,366,073
                                                              -------------
FLOATING RATE INSTRUMENTS/
  MASTER NOTES--3.0%
++Banc One
        4.058%              07/02/2001      1,599,086             1,599,086
++BB&T Corporation
        3.861%              11/20/2001      1,142,204             1,142,204
++CS First Boston
        4.165%              07/02/2001      7,081,665             7,081,665
++Fleet National Bank
        4.205%              10/31/2001      1,097,626             1,097,626
++Goldman Sachs & Co
        4.020%              07/24/2001      1,142,204             1,142,204
++Goldman Sachs & Co
        3.840%              03/21/2002      1,142,204             1,142,204
++Merrill Lynch
        3.940%              04/05/2002      1,142,204             1,142,204
++Morgan Stanley Dean
   Witter & Co
        4.225%              10/01/2001      2,284,408             2,284,408
++Morgan Stanley Dean
   Witter & Co
        3.980%              09/14/2001      1,142,204             1,142,204
++Morgan Stanley Dean
   Witter & Co
        3.960%              07/16/2001        685,323               685,323
                                                              -------------
                                                                 18,459,128
                                                              -------------

TOTAL CASH EQUIVALENTS
  (Cost $29,173,002)                                             29,173,002
                                                              -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.9%
--------------------------------------------------------------------------------
IBT Repurchase Agreement
   dated 06/29/2001 due
   07/02/2001, with a maturity
   value of $61,041,322 and an
   effective yield of 3.08%
   collateralized by U.S.
   Government Obligations with
   rates ranging from 6.47% to
   7.63%, maturity dates ranging
   from 04/01/2009 to 08/01/2031
   and an aggregate market
   value of $64,077,409.                  $61,025,658         $  61,025,658
                                                              -------------

TOTAL INVESTMENTS--104.2%
**(Cost $590,958,337)                                           642,485,345
Other assets less liabilities--(4.2%)                          (26,059,813)
                                                              -------------
NET ASSETS--100.0%                                            $ 616,425,532
                                                              =============

Notes to the Schedule of Investments:
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan (Note 4).
** The aggregate identified cost for federal income tax purposes is $590,958,337. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

        Unrealized appreciation                               $ 73,716,386
        Unrealized depreciation                               (22,189,378)
                                                             -------------
        Net unrealized appreciation                           $ 51,527,008
                                                              ============

++ Represents collateral received from securities lending transactions.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
VANTAGEPOINT GROWTH
& INCOME FUND                                SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--96.4%
------------------------------------------------------------------------
ADVERTISING--0.6%
*+ DoubleClick, Inc.                         30,000       $      418,800
+  Interpublic Group, Inc.                   11,000              322,850
   Omnicom Group                              9,100              782,600
*+ TMP Worldwide, Inc.                       18,600            1,099,446
                                                          --------------
                                                               2,623,696
                                                          --------------

BANKING--11.2%
   Bank of America Corporation               90,600            5,438,718
   Bank of New York Company,
     Inc.                                    18,700              897,600
   Bank One Corporation                      61,000            2,183,800
   Citigroup, Inc.                          241,177           12,743,793
   Fifth Third Bancorp                       12,350              741,617
   Household International, Inc.             17,500            1,167,250
   JP Morgan Chase & Company                 94,200            4,201,320
   Mellon Financial Corporation              35,800            1,646,800
   National City Corporation                 96,200            2,961,036
   State Street Corporation                  18,300              905,667
   Wachovia Corporation                      13,600              967,640
   Washington Mutual, Inc.                  182,500            6,852,875
   Wells Fargo & Company                     99,000            4,596,570
                                                          --------------
                                                              45,304,686
                                                          --------------

BEVERAGES, FOOD & TOBACCO--4.3%
   Anheuser Busch Companies,
     Inc           .                         22,484              926,341
   Campbell Soup Company                     68,400            1,761,300
   Coca Cola Company                         15,100              679,500
   General Mills, Inc.                       33,400            1,462,252
   Heinz HJ Company                          19,000              776,910
   Kellogg Company                          168,100            4,874,900
*  Kraft Foods, Inc.                         18,200              564,200
*  Kroger Company                            47,500            1,187,500
   Pepsico, Inc.                             59,100            2,612,220
   Philip Morris Companies, Inc.             48,703            2,471,677
                                                          --------------
                                                              17,316,800
                                                          --------------

BUILDING MATERIALS--1.7%
   Home Depot, Inc.                          68,800            3,202,640
   Lowe's Companies, Inc.                    49,000            3,554,950
                                                          --------------
                                                               6,757,590
                                                          --------------

CHEMICALS--1.1%
   Air Products & Chemicals, Inc.             9,700              443,775
   Clorox Company                            40,000            1,354,000
   Dow Chemicals Company                     15,000              498,750
   Du Pont (E.I.) de Nemours &
     Company                                 38,600            1,862,064
   Engelhard Corporation                     14,900              384,271
                                                          --------------
                                                               4,542,860
                                                          --------------

COMMERCIAL SERVICES--1.1%
*+ Concord EFS, Inc.                         11,700              608,517
   Fluor Corporation                         31,000            1,399,650
*  KPMG Consulting, Inc.                     66,500            1,020,775
*  Quintiles Transnational
     Corporation                             18,900              477,225
*  Republic Services, Inc.                   56,500            1,121,525
                                                          --------------
                                                               4,627,692

COMMUNICATIONS--0.5%
*  Brocade Communications
     Systems, Inc.                           15,200              668,648
*  JDS Uniphase Corporation                  25,200              321,300
*  Qualcomm, Inc.                             7,100              415,208
   Qwest Communications
     International, Inc.                      9,146       $      291,483
*+ Tellabs, Inc.                             12,300              237,144
                                                          --------------
                                                               1,933,783
                                                          --------------

COMPUTER SOFTWARE & PROCESSING--3.5%
   Adobe Systems, Inc.                       12,000              564,000
   Automatic Data Processing,
     Inc.                                    38,900            1,933,330
*  Cadence Design Systems,
     Inc.                                    16,600              309,258
*  CheckFree Corporation                     41,700            1,462,419
   First Data Corporation                    25,200            1,619,100
*  Macromedia, Inc.                          22,900              412,200
*+ Microsoft Corporation                     68,500            4,973,100
*  Oracle Corporation                        59,600            1,132,400
*+ Peoplesoft, Inc.                           9,100              447,993
*  Siebel Systems, Inc.                       8,200              384,580
*  Sun Microsystems, Inc.                    30,700              482,604
*  Veritas Software Corporation               5,900              392,527
                                                          --------------
                                                              14,113,511
                                                          --------------

COMPUTERS & INFORMATION--5.7%
*  Cisco Systems, Inc.                      260,800            4,746,560
*  Dell Computer Corporation                183,400            4,759,230
*  EMC Corporation                           20,300              589,715
   Hewlett-Packard Company                  211,700            6,054,620
   Intel Corporation                        103,000            3,012,750
   International Business
     Machines Corporation                    15,000            1,695,000
*  Juniper Networks, Inc.                     9,300              289,230
*  MIPS Technologies Class B                  4,600               44,160
*  Verisign, Inc.                            29,300            1,758,293
                                                          --------------
                                                              22,949,558
                                                          --------------

COSMETICS & PERSONAL CARE--0.5%
   Avon Products, Inc.                       17,500              809,900
   Colgate-Palmolive Company                 18,300            1,079,517
                                                          --------------
                                                               1,889,417
                                                          --------------

DIVERSIFIED--3.5%
*  Berkshire Hathaway, Inc.
     Class A                                     22            1,526,800
   General Electric Company                 135,800            6,620,250
   Minnesota Mining &
     Manufacturing Company (3M)               3,800              433,580
   Tyco International Ltd.                  105,200            5,733,400
                                                          --------------
                                                              14,314,030
                                                          --------------

ELECTRIC UTILITIES--0.4%
   Exelon Corporation                        16,400            1,051,568
*+ NRG Energy, Inc.                          18,600              410,688
                                                          --------------
                                                               1,462,256
                                                          --------------

ELECTRONICS--5.3%
*  Agere Systems, Inc.                      108,500              813,750
*+ Agilent Technologies, Inc.                47,414            1,540,955
*  Altera Corporation                        17,100              495,900
*  Analog Devices, Inc.                       5,700              246,525
*  Axcelis Technologies, Inc.                44,403              657,164
*  Broadcom Corporation Class A              12,600              538,776
+  Emerson Electric Company                  38,100            2,305,050
*  Flextronics International Ltd.
     (Singapore)                             14,000              365,540
*  General Motors Corporation
     Class H                                 40,200              814,050
   Koninklijke (Royal) Philips
     Electronics NV NY Shares
     (Netherlands)                           23,500              621,105

------------------------------------------------------------------------
VANTAGEPOINT GROWTH
& INCOME FUND                                SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
   Linear Technology Corporation             11,000       $      486,420
*  MIPS Technologies, Inc.                    1,000               17,300
*  Maxim Integrated Products, Inc.           39,700            1,755,137
   Motorola, Inc.                           190,200            3,149,712
*  Novellus System, Inc.                      9,800              556,542
*  PMC-Sierra, Inc.                          23,300              723,931
   Sony Corporation ADR (Japan)               6,000              394,800
*  Teradyne, Inc.                            62,100            2,055,510
   Texas Instruments, Inc.                   61,090            1,924,335
*  Xilinx, Inc.                              52,900            2,181,596
                                                          --------------
                                                             21,644,098
                                                          --------------

ENTERTAINMENT & LEISURE--0.7%
   Carnival Corporation                      33,700            1,034,590
   Hasbro, Inc.                              35,000              505,750
   Walt Disney Company                       48,600            1,404,054
                                                          --------------
                                                               2,944,394
                                                          --------------

FINANCIAL SERVICES--5.4%
   American Express Company                  34,200            1,326,960
   American General Finance
     Corporation                             31,100            1,444,595
   Charles Schwab Corporation                23,300              356,490
   Federal Home Loan Mortgage
     Corporation                             75,700            5,299,000
   Federal National Mortgage
     Association                             40,100            3,414,515
   Goldman Sachs Group, Inc.
     (The)                                   38,200            3,277,560
*  Indymac Mortgage Holdings                 34,500              924,600
   Morgan Stanley Dean
     Witter & Company                        16,800            1,079,064
   Paccar, Inc.                               1,300               66,846
   Providian Financial Corporation            7,400              438,080
   USA Education, Inc.                       58,000            4,234,000
                                                          --------------
                                                              21,861,710
                                                          --------------

FOREST PRODUCTS & PAPER--1.5%
   Kimberly-Clark Corporation               109,100            6,098,690
                                                          --------------

HEALTH CARE PROVIDERS--1.5%
   HCA - The Healthcare Company              12,600              569,394
*+ PacifiCare Health Systems, Inc.            7,000              114,100
*  Tenet Healthcare Corporation              53,300            2,749,747
+  UnitedHealth Group, Inc.                  41,100            2,537,925
                                                          --------------
                                                               5,971,166
                                                          --------------

HEAVY MACHINERY--4.0%
*  Applied Materials, Inc.                   73,900            3,628,490
   Baker Hughes, Inc.                        62,500            2,093,750
   Caterpillar, Inc.                         65,800            3,293,290
+  Dover Corporation                         11,000              414,150
   Eaton Corporation                         14,500            1,016,450
   Grainger WW, Inc.                          8,500              349,860
   Rockwell International
     Corporation                             17,400              267,090
   Stanley Works                             51,700            2,165,196
   United Technologies
     Corporation                             31,200            2,285,712
*  Weatherford
     International, Inc.                     16,300              782,400
                                                          --------------
                                                              16,296,388
                                                          --------------

HOME FURNISHINGS & APPLIANCES--0.1%
   Corning, Inc.                             28,500              476,235
                                                          --------------

HOUSEHOLD PRODUCTS--1.1%
   Illinois Tool Works, Inc.                 72,600            4,595,580
                                                          --------------

INSURANCE--5.5%
   ACE Ltd. (Bermuda)                       104,000        $   4,065,360
   Allstate Corporation                       9,000              395,910
   American International
     Group, Inc.                             20,700            1,780,200
   Chubb Corporation                         22,100            1,711,203
*  Ciena Corporation                          7,300              277,400
   Cigna Corporation                          9,700              929,454
   Cincinnati Financial
     Corporation                             26,800            1,058,600
   Hartford Financial Services
     Group                                   63,800            4,363,920
   Jefferson Pilot Corporation               13,500              652,320
   Marsh & McLennan
     Companies, Inc.                         18,800            1,898,800
   PMI Group, Inc.                           14,600            1,060,836
   St. Paul Companies, Inc.                  15,400              780,626
   Stancorp Financial Group,
     Inc.                                    31,000            1,469,090
*  Wellpoint Health Networks                  6,900              650,256
   XL Capital Ltd. Class A
     (Bermuda)                               16,000            1,313,600
                                                          --------------
                                                              22,407,575
                                                          --------------

MEDIA - BROADCASTING & PUBLISHING--5.8%
*  AT&T Corporation - Liberty
     Media Group   195,900                3,426,291
*  Adelphia Communications
     Corporation Class A                     72,100            2,956,100
*  AOL Time Warner, Inc.                     83,000            4,399,000
*  Cablevision Systems
     Corporation                             21,500            1,257,750
*+ Cablevision Systems
     Corporation-Rainbow
     Media Group                             23,750              612,750
*+ Charter Communications,
     Inc. Class A                            28,000              653,800
*  Clear Channel
     Communications                          25,500            1,598,850
*  Comcast Corporation
     Class A                                 36,700            1,592,780
*  Cox Communications,
     Inc. Class A                            18,200              806,260
+  Knight Ridder, Inc.                        7,300              432,890
   McGraw-Hill Companies, Inc.               10,500              694,575
*  Mediacom Communications
     Corporation                             41,700              583,800
*  USA Networks, Inc.                        43,900            1,237,541
*  Viacom, Inc. Class B                      65,800            3,405,150
                                                          --------------
                                                              23,657,537
                                                          --------------

MEDICAL EQUIPMENT & SUPPLIES--4.0%
   Allergan, Inc.                            10,000              855,000
   Applera Corporation -
     Applied Biosystems Group                36,500              976,375
   Baxter International, Inc.                54,600            2,675,400
+  Beckman Coulter, Inc.                     35,000            1,428,000
   Becton Dickinson &
     Company                                 15,400              551,166
*  Credence Systems
     Corporation                             20,900              506,616
*  Guidant Corporation                       34,377            1,237,572
+  Johnson & Johnson                         59,500            2,975,000
*  KLA-Tencor Corporation                    29,700            1,736,559
   Medtronics, Inc.                          63,600            2,926,236
*  Waters Corporation                         8,200              226,402
                                                          --------------
                                                              16,094,326
                                                          --------------

------------------------------------------------------------------------
VANTAGEPOINT GROWTH
& INCOME FUND                                SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
METALS & MINING--2.7%
   Alcoa, Inc.                              148,900        $   5,866,660
   Cooper Industries, Inc.                   44,400            1,757,796
   Danaher Corporation                       35,300            1,976,800
   USX US Steel Group, Inc.                  55,800            1,124,370
                                                           -------------
                                                              10,725,626
                                                           -------------

OIL & GAS--5.8%
   Amerada Hess Corporation                   4,900              395,920
   Ashland, Inc.                             36,200            1,451,620
   BP Amoco PLC ADR (United
     Kingdom)                                14,400              717,840
   Chevron Corporation                        9,900              895,950
   Exxon Mobil Corporation                  108,200            9,451,270
*  Kinder Morgan Management
     LLC                                      5,900              404,150
   National Fuel Gas Company                 23,600            1,226,964
   Royal Dutch Petroleum
     Company (Netherlands)                   22,800            1,328,556
+  Shell Transport & Trading
   Company ADR (United
     Kingdom)                                56,400            2,839,176
   Texaco, Inc.                              19,600            1,305,360
   Transocean Sedco Forex, Inc.               7,000              288,750
   Unocal Corporation                        37,400            1,277,210
   Williams Companies, Inc.                  54,000            1,779,300
                                                           -------------
                                                              23,362,066
                                                           -------------

PHARMACEUTICALS--7.1%
   Abbott Laboratories                       28,800            1,382,688
   American Home Products
     Corporation                             32,400            1,893,456
*    Amgen, Inc.                             10,900              661,412
   AstraZeneca Group PLC ADR
     (United Kingdom)                        74,000            3,459,500
   Cardinal Health, Inc.                     17,250            1,190,250
   Eli Lilly & Company                       16,800            1,243,200
*  Forest Laboratories, Inc.                 33,200            2,357,200
*  Genentech, Inc.                           18,600            1,024,860
*  MedImmune, Inc.                            8,400              396,480
   Merck & Company, Inc.                     17,400            1,112,034
*  Millennium Pharmaceuticals,
     Inc.                                     6,000              213,480
   Pfizer, Inc.                             242,600            9,716,130
   Pharmacia Corporation                     54,690            2,513,006
   Schering-Plough Corporation               44,400            1,609,056
                                                           -------------
                                                              28,772,752
                                                           -------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.3%
   Eastman Kodak Company                     28,900            1,349,052

REAL ESTATE--0.3%
   Archstone Communities Trust               41,100            1,059,558

RESTAURANTS--0.2%
   McDonald's Corporation                    26,700              722,502

RETAILERS--3.6%
*  AutoNation, Inc.                          33,100              383,960
   CVS Corporation                           30,400            1,173,440
   Circuit City Stores                       38,500              693,000
   Dollar General                           113,700            2,217,150
   Family Dollar Stores, Inc.               102,400            2,624,512
   Gap, Inc.                                  8,200              237,800
   May Department Stores
     Company                                 30,700            1,051,782
*  Safeway, Inc.                             40,500            1,944,000
   Target Corporation                        25,900              896,140
   Wal-Mart Stores, Inc.                     70,000            3,416,000
                                                           -------------
                                                              14,637,784
                                                           -------------

TELECOMMUNICATIONS--4.1%
   AT&T Corporation                         134,800        $   2,965,600
   BellSouth Corporation                     34,000            1,369,180
*  McLeodUSA, Inc. Class A                  282,000            1,294,380
+  Newport Corporation                        4,000              106,000
+  Nokia Corporation ADR
     (Finland)                              127,500            2,810,100
   SBC Communications, Inc.                  12,000              480,720
   Sprint Corporation (FON Group)            74,900            1,599,864
*  Sprint Corporation (PCS Group)            83,900            2,026,185
   Telefonaktiebolaget LM Ericsson
     ADR (Sweden)                            44,000              238,480
   Verizon Communications                     9,900              529,650
+  Vodafone Group PLC ADR
     (United Kingdom)                        31,000              692,850
*  Williams Communications
     Group, Inc.                             43,709              128,942
*  WorldCom, Inc.                           157,800            2,360,688
*  WorldCom, Inc. (MCI Group)                 6,312              101,623
                                                           -------------
                                                              16,704,262
                                                           -------------

TEXTILES, CLOTHING & FABRICS--0.6%
   Nike, Inc. Class B                        40,300            1,692,197
   VF Corporation                            15,000              545,700
                                                           -------------
                                                               2,237,897
                                                           -------------

TRANSPORTATION--0.6%
+  Canadian National Railway
     Company (Canada)                        44,700            1,810,350
   Union Pacific Corporation                 13,000              713,830
                                                           -------------
                                                               2,524,180
                                                           -------------

UTILITIES--2.1%
*  AES Corporation                           34,500            1,485,225
   Cinergy Corporation                       17,300              604,635
   Edison International                      83,000              925,450
   FPL Group, Inc.                           19,500            1,174,095
   Northeast Utilities                       31,400              651,550
   Pinnacle West Capital Corporation         20,900              990,660
   Scana Corporation                         36,600            1,039,440
+  Southern Company                          56,700            1,318,275
*+ TyCom, Ltd. (Bermuda)                     15,000              258,000
                                                           -------------
                                                               8,447,330
                                                           -------------
TOTAL COMMON STOCKS
  (Cost $376,377,867)                                        390,426,587
                                                           -------------

------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.1%
------------------------------------------------------------------------
RETAILERS--0.1%
   Amazon.com, Inc.
     4.750%        02/01/2009
     (Cost $582,487)                       $777,000              371,018
------------------------------------------------------------------------
COMMERCIAL PAPER--0.8%
------------------------------------------------------------------------
FINANCIAL SERVICES--0.8%
   National Rural Utilities
     Cooperative Finance Corporation
   3.770%          07/16/2001             2,500,000            2,495,811
   Park Avenue Receivables Corporation
     3.760%        07/23/2001             1,000,000              997,598
                                                           -------------
TOTAL COMMERCIAL PAPER
  (Cost $3,493,409)                                            3,493,409
                                                           -------------

------------------------------------------------------------------------
VANTAGEPOINT GROWTH
& INCOME FUND
------------------------------------------------------------------------
     COUPON         MATURITY
      RATE           DATE                    FACE                VALUE
------------------------------------------------------------------------
CASH EQUIVALENTS--9.2%
------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.4%
++ Merrimac Money Market Fund
     4.120%        07/02/2001            $1,725,459        $   1,725,459
BANK & CERTIFICATE DEPOSITS/OFFSHORE
  TIME DEPOSITS--3.0%
++ American Express Centurion Bank
     4.000%        07/09/2001             2,339,604            2,339,604
++ American Express Centurion Bank
     3.950%        07/11/2001             2,924,506            2,924,506
++ Bank of Montreal
     3.800%       07/12/2001              5,849,013            5,849,013
++ Bank of Nova Scotia
     4.070% 07/13/2001                      877,352              877,352
                                                           -------------
                                                              11,990,475
                                                           -------------

FLOATING RATE INSTRUMENTS/MASTER NOTES--5.8%
++ Banc One
     4.058%       07/02/2001              2,047,155            2,047,155
++ BB&T Corporation
     3.861%        11/20/2001             1,462,253            1,462,253
++ CS First Boston
     4.165%        07/02/2001             9,065,968            9,065,968
++ Fleet National Bank
     4.205%        10/31/2001             1,405,186            1,405,186
++ Goldman Sachs & Co
     4.020%        07/24/2001             1,462,253            1,462,253
++ Goldman Sachs & Co
     3.840%        03/21/2002             1,462,253            1,462,253
++ Merrill Lynch
     3.940%        04/05/2002             1,462,253            1,462,253
++ Morgan Stanley Dean
     Witter & Co
     4.225%        10/01/2001             2,924,506            2,924,506
++ Morgan Stanley Dean
     Witter & Co
     3.980%        09/14/2001             1,462,253            1,462,253
++ Morgan Stanley Dean
     Witter & Co
     3.960%        07/16/2001               877,352              877,352
                                                           -------------
                                                              23,631,432
                                                           -------------

TOTAL CASH EQUIVALENTS
  (COST $37,347,366)                                          37,347,366
                                                           -------------
------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.2%
------------------------------------------------------------------------

IBT Repurchase Agreement
   dated 06/29/2001 due 07/02/2001, with
   a maturity value $8,824,854 and an
   effective yield of 3.08%
   collateralized by U.S. Government
   Obligations with rates ranging
   from 5.14% to 7.00%, maturity
   dates ranging from 04/01/2009
   to 02/20/2026 and an aggregate
   market value of $9,263,988.            8,822,035            8,822,035
                                                           -------------

TOTAL INVESTMENTS--108.7%
** (Cost $426,623,165)                                       440,460,415
Other assets less liabilities--(8.7%)                        (35,396,120)
                                                           -------------
NET ASSETS--100.0%                                         $ 405,064,295
                                                           =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR American Depositary Receipt
*   Non-income producing security.
+   Denotes all or a portion of security on loan (Note 4).
** The aggregate identified cost for federal income tax purposes is $426,623,165. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

          Unrealized appreciation                          $  36,424,782
          Unrealized depreciation                            (22,587,532)
                                                           -------------
          Net unrealized appreciation                      $  13,837,250
                                                           =============

++ Represents collateral received from securities lending transactions.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
VANTAGEPOINT
GROWTH FUND                                SHARES                  VALUE
------------------------------------------------------------------------
COMMON STOCKS--96.8%
------------------------------------------------------------------------
ADVERTISING--0.2%
*  Getty Images, Inc.                       1,900         $       49,884
   Interpublic Group, Inc.                191,853              5,630,886
   Omnicom Group                            9,164                788,104
*+ TMP Worldwide, Inc.                      5,300                313,283
*  Ventiv Health, Inc.                          1                     21
                                                          --------------
                                                               6,782,178
                                                          --------------
AEROSPACE & DEFENSE--0.5%
   AAR Corporation                            900                 15,390
   Boeing Company                          43,103              2,396,527
   General Dynamics
    Corporation                            79,366              6,175,468
   Honeywell International, Inc.           39,988              1,399,180
   Lockheed Martin Corporation             21,452                794,797
   Northrop Grumman
    Corporation                             4,219                337,942
*  Raytheon Company                       106,747              2,834,133
   TRW, Inc.                                6,156                252,396
   Textron, Inc.                            6,968                383,519
                                                          --------------
                                                              14,589,352
                                                          --------------
AIRLINES--0.5%
*  AMR Corporation                          7,556                272,998
   Delta Air Lines, Inc.                    6,110                269,329
   Southwest Airlines, Inc.               831,501             15,374,453
*  US Airways Group, Inc.                   3,343                 81,235
                                                          --------------
                                                              15,998,015
                                                          --------------
AUTOMOTIVE--0.5%
   Bandag, Inc.                             7,400                202,020
   Coachmen Industries, Inc.                  600                  7,950
   Cooper Tire & Rubber
    Company                                 3,578                 50,808
   Dana Corporation                         7,355                171,666
   Delphi Automotive Systems
    Corporation                            27,661                440,640
   Ford Motor Company                      90,487              2,221,456
   General Motors Corporation              27,097              1,743,692
   Genuine Parts Company                   75,465              2,377,147
   Goodyear Tire & Rubber
    Company                                 7,861                220,108
+  Harley-Davidson, Inc.                  112,730              5,307,328
   ITT Industries, Inc.                     4,349                192,443
   Johnson Controls, Inc.                   4,257                308,505
*  Monaco Coach Corporation                 6,600                219,120
*  National R.V. Holdings, Inc.             2,300                 34,500
*  Navistar International
    Corporation                             2,941                 82,730
   Thor Industries, Inc.                      200                  6,594
   Visteon Corporation                      6,492                119,323
   Winnebago Industries, Inc.               9,200                282,900
                                                          --------------
                                                              13,988,930
                                                          --------------
BANKING--3.8%
   Amsouth Bancorp                         18,332                338,959
   BB&T Corporation                       158,328              5,810,638
   Bank of America
    Corporation                            79,258              4,757,858
   Bank of New York
    Company, Inc.                          36,336              1,744,128
   Bank One Corporation                    57,592              2,061,794
   Capital One Financial
    Corporation                            10,350                621,000
   Charter One Financial, Inc.             10,207                325,603
   Citigroup, Inc.                        382,390             20,205,488
   Comerica, Inc.                           8,811                507,514
   Fifth Third Bancorp                     28,495         $    1,711,125
   First Union Corporation                 48,513              1,695,044
   Fleet Boston Financial
    Corporation                            53,515              2,111,167
   Golden West Financial
    Corporation                             7,846                504,027
   Household International, Inc.           22,975              1,532,432
   Huntington Bancshares, Inc.             12,457                203,672
   JP Morgan Chase &
    Company                               215,747              9,622,316
   KeyCorp                                 20,949                545,721
   MBNA Corporation                        42,153              1,388,941
   Mellon Financial
    Corporation                           252,315             11,606,490
   National City Corporation               29,726                914,966
+  Northern Trust Corporation              11,020                688,750
   PNC Financial
    Services Group                         14,274                939,086
   Regions Financial
    Corporation                            11,280                360,960
   Riggs National Corporation               7,500                127,425
   Safeco Corporation                       6,341                187,059
   Southtrust Corporation                  16,826                437,476
   State Street Corporation                16,122                797,878
   Suntrust Banks, Inc.                    14,484                938,274
+  Synovus Financial
    Corporation                           159,891              5,017,380
   Union Planters Corporation               6,824                297,526
   Wachovia Corporation                    10,380                738,537
   Washington Mutual, Inc.                 43,387              1,629,182
   Wells Fargo & Company                  656,293             30,471,684
+  Zions Bancorporation                     4,110                242,367
                                                          --------------
                                                             111,082,467
                                                          --------------
BEVERAGES, FOOD & TOBACCO--3.0%
   Adolph Coor Company
    Class B                                 1,811                 90,876
+  Anheuser Busch
    Companies, Inc.                       596,750             24,586,100
   Archer-Daniels-Midland
    Company                                31,224                405,910
   Brown Forman
    Corporation Class B                     3,396                217,140
   Campbell Soup Company                   20,149                518,837
   Coca Cola Company                      243,884             10,974,780
   Coca Cola Enterprises, Inc.             20,830                340,570
   Conagra, Inc.                           26,611                527,164
   Delta & Pine Land
    Company                                58,700              1,153,455
   General Mills, Inc.                     14,084                616,598
   Heinz HJ Company                       292,759             11,970,916
   Hershey Foods Corporation                6,746                416,296
   Kellogg Company                         20,050                581,450
*  Kroger Company                          40,114              1,002,850
   McCormick &
    Company, Inc.                          18,900                794,178
   Pepsi Bottling
    Group, Inc. (The)                       7,100                284,710
+  Pepsico, Inc.                          414,441             18,318,292
   Philip Morris Companies, Inc.          165,721              8,410,341
   Quaker Oats Company                      6,533                596,136
   Ralston Purina Group                    15,346                460,687
   Sara Lee Corporation                    38,935                737,429
*+ Smithfield Foods, Inc.                  23,700                955,110
   Supervalu, Inc.                          6,570                115,303
   Sysco Corporation                       33,262                903,063
   UST, Inc.                                8,065                232,756
   Unilever NV (Netherlands)               28,244              1,682,495

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
VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
   WM Wrigley Jr. Company                    26,496       $    1,241,338
                                                          --------------
                                                              88,134,780
                                                          --------------
BIO-TECHNOLOGY--0.0%
*  Chiron Corporation                         9,420              480,420
*+ deCODE genetics, Inc.                     29,500              363,145
                                                          --------------
                                                                 843,565
                                                          --------------
BUILDING MATERIALS--2.1%
   Dimon, Inc.                               84,000              840,000
+  Fastenal Company                         112,000            6,941,760
   Florida Rock Industries                   93,500            4,385,150
   Home Depot, Inc.                         905,904           42,169,831
   Louisiana Pacific Corporation              5,160               60,527
   Lowe's Companies, Inc.                   105,790            7,675,064
   Vulcan Materials Company                   5,031              270,416
                                                          --------------
                                                              62,342,748
                                                          --------------
CHEMICALS--0.8%
   Air Products & Chemicals, Inc.            11,259              515,099
   Avery-Dennison Corporation                16,659              850,442
   BF Goodrich Company                        5,092              193,394
*+ Cabot Microelectronics
     Corporation                            114,200            7,080,400
   Clorox Company                            11,743              397,501
   Dow Chemicals Company                     44,351            1,474,671
   Du Pont (E.I.) de Nemours &
    Company                                  51,544            2,486,483
   Eastman Chemical Company                   3,835              182,661
   Engelhard Corporation                    135,029            3,482,398
   Georgia Gulf Corporation                   6,700              103,850
   Great Lakes Chemical
     Corporation                              2,503               77,218
   H.B. Fuller Company                          700               34,930
+  Hercules, Inc.                             5,346               60,410
   International Flavors &
     Fragrances                               4,756              119,518
*  International Specialty
     Products, Inc.                             400                4,240
   Occidental Petroleum
     Corporation                             18,343              487,740
   Praxair, Inc.                             85,158            4,002,426
   Rohm & Haas Company                       10,923              359,367
   Tupperware Corporation                    19,664              460,728
                                                          --------------
                                                              22,373,476
                                                          --------------
COMMERCIAL SERVICES--2.4%
*  Allied Waste Industries, Inc.             86,759            1,620,658
   Angelica Corporation                       2,300               25,300
*  Bright Horizons, Inc.                      9,000              282,600
*+ Cendant Corporation                      191,140            3,727,230
+  Cintas Corporation                         8,350              386,187
*  Concord EFS, Inc.                         97,097            5,050,015
*  Convergys Corporation                      8,430              255,007
*  Corinthian Colleges, Inc.                  1,200               56,484
   Deluxe Corporation                         3,521              101,747
*  Dun & Bradstreet
     Corporation                             21,600              609,120
   Equifax, Inc.                            363,115           13,319,058
   Fluor Corporation                         45,269            2,043,895
+  Halliburton Company                       21,253              756,607
*  Iron Mountain, Inc.                       18,500              829,540
   Kelly Services, Inc.                      20,500              497,125
   Paychex, Inc.                            697,169           27,886,760
*+ Quintiles Transnational
     Corporation                              5,796              146,349
*  Robert Half International, Inc.          138,000            3,434,820
   RR Donnelley & Sons
     Company                                  5,781       $      171,696
   Ryder System, Inc.                         2,973               58,271
*  Startek, Inc.                              5,800              131,080
*+ Waste Connections, Inc.                   53,000            1,908,000
   Waste Management, Inc.                   208,235            6,417,803
                                                          --------------
                                                              69,715,352
                                                          --------------
COMMUNICATIONS--3.7%
*+ ADC Telecommunications, Inc.              38,564              254,522
*  Andrew Corporation                       886,637           16,358,453
*  Avaya, Inc.                               14,015              192,010
*+ Brocade Communications
     Systems, Inc.                          284,000           12,493,160
*+ Inrange Technologies
     Corporation Class B                     81,300            1,247,955
*  JDS Uniphase Corporation                 947,880           12,085,470
*  McData Corporation Class A                11,300              198,315
*  Network Appliance, Inc.                1,095,808           15,012,570
*+ Nextel Communications,
     Inc. Class A                            37,798              661,465
*  Openwave Systems, Inc.                   102,104            3,543,009
*  Plantronics, Inc.                        191,600            4,435,540
*  Qualcomm, Inc.                           662,758           38,758,088
   Qwest Communications
     International, Inc.                     82,193            2,619,491
   Scientific Atlanta, Inc.                   8,092              328,535
*  Tellabs, Inc.                             20,254              390,497
                                                          --------------
                                                             108,579,080
                                                          --------------
COMPUTER SOFTWARE & PROCESSING--9.1%
   Adobe Systems, Inc.                      116,844            5,491,668
   Autodesk, Inc.                             2,704              100,859
   Automatic Data
     Processing, Inc.                        30,824            1,531,953
*  BMC Software, Inc.                        12,063              271,900
*  Borland Software Corporation              12,300              191,880
*+ BroadVision, Inc.                         13,350               66,750
*+ CMGI, Inc.                                 8,400               25,200
*  CACI International, Inc. Class A           2,600              122,200
*  Cadence Design Systems, Inc.             515,400            9,601,902
*+ Cerner Corporation                         4,900              205,800
*+ Citrix Systems, Inc.                       9,094              317,381
   Computer Associates
     International, Inc.                     71,312            2,567,232
*  Compuware Corporation                    246,427            3,447,514
*  EarthLink, Inc.                           19,100              269,310
*  eFunds Corporation                             1                   20
   Electronic Data Systems
     Corporation                            455,611           28,475,687
   First Data Corporation                    19,401            1,246,514
*  Fiserv, Inc.                             168,400           10,774,232
*  Intergraph Corporation                     7,700              118,580
*  Intuit, Inc.                              10,280              411,097
*  J.D. Edwards & Company                    16,400              231,896
*  Legato Systems, Inc.                      93,300            1,488,135
*+ Manugistics Group, Inc.                   99,300            2,492,430
*  Mentor Graphics
     Corporation                            132,000            2,310,000
*  Mercury Interactive
     Corporation                              4,090              244,991
*  Micromuse, Inc.                           12,500              349,875
*  Microsoft Corporation                  1,337,524           97,104,242
*  NCR Corporation                            4,761              223,767
*  Novell, Inc.                              15,741               89,566
*+ Nuance Communications, Inc.               36,600              659,532
*  Oracle Corporation                       768,952           14,610,088
*  Parametric Technology
     Corporation                             13,098              183,241


                                       78
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
VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
*  Peoplesoft, Inc.                          72,274       $    3,558,049
*+ Pixar, Inc.                              368,800           15,047,040
*  RealNetworks, Inc.                       250,400            2,942,200
*+ Sapient Corporation                        6,000               58,500
*+ Siebel Systems, Inc.                     873,990           40,990,131
*  Silverstream Software, Inc.               28,400              200,220
*+ Sonus Networks, Inc.                      12,800              299,008
*  Structural Dynamics
     Research Corporation                    19,100              467,950
*  Sun Microsystems, Inc.                 1,039,756           16,344,964
*+ Take-Two Interactive
     Software, Inc.                          17,000              315,350
   Total System Services, Inc.                1,700               48,280
*  Unisys Corporation                        15,657              230,314
*  Veritas Software Corporation              30,083            2,001,422
                                                          --------------
                                                             267,728,870
                                                          --------------
COMPUTERS & INFORMATION--9.7%
*  Apple Computer, Inc.                      31,594              734,560
*  Cabletron Systems, Inc.                    9,357              213,807
*  Cisco Systems, Inc.                    1,601,421           29,145,862
   Compaq Computer Corporation              328,916            5,094,909
*  Computer Sciences Corporation              8,364              289,394
*  Comverse Technology, Inc.                164,320            9,468,118
*  Dell Computer Corporation              1,679,737           43,589,175
*  EMC Corporation                          385,834           11,208,478
*  Ebay, Inc.                                57,900            3,965,571
*  Emulex Corporation                       867,000           35,026,800
*+ Gateway, Inc.                             15,998              263,167
   Hewlett-Packard Company                   96,072            2,747,659
   IMS Health, Inc.                          56,056            1,597,596
   Intel Corporation                      1,655,730           48,430,102
   International Business
     Machines Corporation                   502,131           56,740,803
*  International Game Technology             68,800            4,317,200
*  Jabil Circuit, Inc.                        9,484              292,676
*+ Juniper Networks, Inc.                   263,300            8,188,630
*  Lexmark International
     Group, Inc.                              6,285              422,666
*+ MTI Technology Corporation               287,000              585,480
   National Data Corporation                  8,800              285,120
*  Palm, Inc.                                28,096              170,543
   Pitney Bowes, Inc.                        12,209              514,243
*+ Redback Networks, Inc.                    75,700              675,244
*  Sabre Holdings Corporation                13,238              661,900
*  ScanSource, Inc.                             400               18,802
*+ Storage Networks, Inc.                     8,800              149,512
*  Storage Technology
     Corporation                              7,700              105,952
*  Sybase, Inc.                             224,000            3,684,800
+  Symbol Technologies, Inc.                464,915           10,321,113
*+ Yahoo!, Inc.                             440,308            8,801,757
                                                          --------------
                                                             287,711,639
                                                          --------------
CONSTRUCTION--0.1%
   Centex Corporation                         2,968              120,946
   Clayton Homes, Inc.                       29,600              465,312
*  Foster Wheeler Ltd.                       38,500              348,425
   KB Home                                    2,174               65,590
   Martin Marietta Materials, Inc.           68,800            3,404,912
*  McDermott International, Inc.              2,979               34,705
   Pulte Corporation                          2,110               89,949
                                                          --------------
                                                               4,529,839
                                                          --------------
CONTAINERS & PACKAGING--0.1%
   Ball Corporation                           1,411       $       67,107
   Bemis Company                             56,517            2,270,288
*  Packaging Corporation of
     America                                 25,100              389,803
*  Pactiv Corporation                         7,832              104,949
*  Sealed Air Corporation                    12,431              463,055
                                                          --------------
                                                               3,295,202
                                                          --------------
COSMETICS & PERSONAL CARE--1.5%
+  Alberto Culver Company Class B             2,812              118,216
   Avon Products, Inc.                       11,719              542,355
   Colgate-Palmolive Company                123,273            7,271,874
+  Ecolab, Inc.                             134,380            5,505,549
+  Estee Lauder Companies
     Class A                                 85,500            3,685,050
   Gillette Company                         159,278            4,617,469
   Procter & Gamble Company                 370,605           23,644,599
                                                          --------------
                                                              45,385,112
                                                          --------------
DIVERSIFIED--3.4%
*  FEI Company                                4,600              188,600
   General Electric Company               1,436,508           70,029,765
*  Hexcel Corporation                         3,100               39,525
   Hillenbrand Industries, Inc.             149,700            8,549,367
   Loews Corporation                          9,802              631,543
   Minnesota Mining &
     Manufacturing Company (3M)              19,567            2,232,595
   Nacco Industries, Inc. Class A             9,000              701,910
   Newell Rubbermaid, Inc.                   13,152              330,115
   PerkinElmer, Inc.                        109,178            3,005,670
   Temple Inland, Inc.                        2,448              130,454
   Tyco International Ltd.                  247,423           13,484,553
                                                          --------------
                                                              99,324,097
                                                          --------------
EDUCATION--0.2%
*  Career Education Corporation               3,200              191,680
*  DeVry, Inc.                              204,900            7,400,988
                                                          --------------
                                                               7,592,668
                                                          --------------
ELECTRIC UTILITIES--0.1%
   Allegheny Energy, Inc.                     6,170              297,702
   Empire District Electric
     Company (The)                           16,200              335,178
   Exelon Corporation                        15,890            1,018,867
+  Huaneng Power International,
     Inc. ADR (China)                        32,700              788,724
*+ Mirant Corporation                        16,768              576,819
   Progress Energy, Inc.                     10,190              457,735
   Reliant Energy, Inc.                      14,709              473,777
   Western Resources, Inc.                    8,700              187,050
   Xcel Energy, Inc.                         16,986              483,252
                                                          --------------
                                                               4,619,104
                                                          --------------
ELECTRONICS--7.5%
*+ ASM Lithography
     Holdings NV (Netherlands)               86,400            1,922,400
*  Advanced Micro Devices, Inc.              17,030              491,826
*+ Agilent Technologies, Inc.                22,554              733,005
*  Altera Corporation                       188,470            5,465,630
*  American Power
     Conversion Corporation                 273,850            4,313,137
*  Amphenol Corporation Class A               6,400              256,320
*  Analog Devices, Inc.                      17,760              768,120

VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
*  Applied Micro Circuits
     Corporation                             14,900       $      256,280
*+ Atmel Corporation                        406,063            5,477,790
   Avnet, Inc.                               42,891              961,616
*  Broadcom Corporation Class A              12,830              548,611
*  Brooks Automation, Inc.                    1,800               82,980
*  Conexant Systems, Inc.                   151,219            1,353,410
*  Cypress Semiconductor
     Corporation                            141,720            3,380,022
   Emerson Electric Company                  96,368            5,830,264
*+ Flextronics International
     Ltd. (Singapore)                       160,800            4,198,488
*  General Motors
     Corporation Class H                     33,600              680,400
   Helix Technology Corporation               5,700              173,736
*+ LSI Logic Corporation                     17,830              335,204
   Linear Technology Corporation             15,700              694,254
*  Maxim Integrated
     Products, Inc.                         812,260           35,910,015
*+ Micron Technology, Inc.                  682,420           28,047,462
   Molex, Inc.                                9,670              353,245
   Motorola, Inc.                           296,092            4,903,284
*  National Semiconductor
     Corporation                              8,551              249,005
   National Service Industries, Inc.          2,022               45,637
*  Novellus System, Inc.                      7,070              401,505
*+ Polycom, Inc.                            253,400            5,851,006
*  Power-One, Inc.                            3,910               65,062
*  Qlogic Corporation                       916,304           59,055,793
*  SCI Systems, Inc.                        123,200            3,141,600
*+ Sanmina Corporation                       15,830              370,580
*  Solectron Corporation                    377,124            6,901,369
*  Teradyne, Inc.                             8,645              286,149
   Texas Instruments, Inc.                  201,060            6,333,390
   Thomas & Betts Corporation                 2,874               63,429
*  Varian Semiconductor
     Equipment Associates, Inc.              16,900              709,800
*+ Vitesse Semiconductor
     Corporation                             24,350              512,324
*  Xilinx, Inc.                             728,170           30,029,731
                                                          --------------
                                                             221,153,879
                                                          --------------
ENTERTAINMENT & LEISURE--1.3%
*  AMC Entertainment, Inc.                      900               11,700
   Carnival Corporation                     447,810           13,747,767
*  Harrah's Entertainment, Inc.              12,293              433,943
   Hasbro, Inc.                               8,533              123,302
   International Speedway
     Corporation Class A                     85,035            3,571,470
   International Speedway
     Corporation Class B                     42,000            1,743,000
*+ MGM Mirage, Inc.                          53,700            1,608,852
   Mattel, Inc.                              21,355              404,037
*  Park Place Entertainment
     Corporation                             36,700              444,070
+  Walt Disney Company                      538,123           15,546,373
                                                          --------------
                                                              37,634,514
                                                          --------------
FINANCIAL SERVICES--8.5%
   A.G. Edwards, Inc.                       167,900            7,555,506
   American Express Company                 190,509            7,391,749
   American General Finance
     Corporation                             24,728            1,148,616
   Bear Stearns & Company, Inc.               5,229              308,354
*  Champion Enterprises, Inc.                37,600              427,888
   Charles Schwab Corporation             1,550,307           23,719,697
   Countrywide Credit
     Industries, Inc.                         5,861       $      268,903
   Daiwa Securities Company
     Ltd. (Japan)                         1,286,000           13,457,090
*  Federal Agricultural
     Mortgage Corporation                    20,600              658,788
   Federal Home Loan
     Mortgage Corporation                    34,292            2,400,440
   Federal National Mortgage
      Association                           499,205           42,507,306
   Franklin Resources, Inc.                  80,202            3,670,846
   Goldman Sachs Group, Inc. (The)          127,200           10,913,760
   H&R Block, Inc.                            4,515              291,443
   Investors Financial
     Services Corporation                    19,000            1,273,000
   Lehman Brothers, Inc.                     12,202              948,705
   Merrill Lynch & Company, Inc.            173,090           10,255,582
   Moody's Corporation                       38,064            1,275,144
   Morgan Stanley
     Dean Witter & Company                   92,522            5,942,688
   Nikko Securities Company
      Ltd. (Japan)                          975,000            7,810,335
   Nomura Securities
     Company Ltd. (Japan)                   646,000           12,380,267
   Paccar, Inc.                               3,806              195,705
+  Providian Financial
     Corporation                            633,404           37,497,517
   SEI Investment Company                    49,100            2,327,340
+  Stillwell Financial Inc.               1,045,614           35,090,806
   T. Rowe Price Group, Inc.                251,230            9,393,490
   US Bancorp                                94,222            2,147,319
+  USA Education, Inc.                      119,139            8,697,147
   Worthington Industries, Inc.               4,258               57,909
                                                          --------------
                                                             250,013,340
                                                          --------------
FOOD RETAILERS--0.1%
   Albertson's, Inc.                         55,699            1,670,413
   Winn Dixie, Inc.                           6,972              182,178
                                                          --------------
                                                               1,852,591
                                                          --------------
FOREST PRODUCTS & PAPER--0.4%
   Boise Cascade Corporation                  2,822               99,250
   Georgia-Pacific Group                     52,806            1,787,483
   International Paper Company               23,868              852,088
   Kimberly-Clark Corporation               146,788            8,205,449
   Mead Corporation                           4,909              133,230
   Potlatch Corporation                       1,427               49,103
   Schweitzer-Mauduit
     International, Inc.                      8,500              200,600
*  Smurfit-Stone Container
     Corporation                             42,300              685,260
   Wausau-Mosinee Paper
     Corporation                              8,100              104,409
   Westvaco Corporation                       5,012              121,741
   Weyerhauser Company                       10,597              582,517
   Willamette Industries, Inc.                5,406              267,597
                                                          --------------
                                                              13,088,727
                                                          --------------
HEALTH CARE PROVIDERS--1.4%
*  AdvancePCS                                 3,900              249,795
*+ DIANON Systems, Inc.                       8,000              364,000
   HCA - The Healthcare Company             263,905           11,925,867
*  Health Management
     Associates, Inc.                       309,400            6,509,776
*  Healthsouth Corporation                   31,763              507,255
*  Lincare Holdings, Inc.                    27,600              828,276
*  Manor Care, Inc.                           5,110              162,243
*  Oxford Health Plans, Inc.                  8,100              231,660

VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
*  Pediatrix Medical Group, Inc.              5,900       $      195,880
*  Tenet Healthcare Corporation             184,017            9,493,437
*  Trigon Healthcare, Inc.                   34,600            2,243,810
   UnitedHealth Group, Inc.                 100,352            6,196,736
*  Universal Health Services, Inc.
     Class B                                 20,000              910,000
*  UroCor, Inc.                              23,800              372,470
                                                          --------------
                                                              40,191,205
                                                          --------------
HEAVY MACHINERY--2.1%
   AGCO Corporation                          26,421              241,752
*  Applied Materials, Inc.                  566,048           27,792,957
   Baker Hughes, Inc.                        16,590              555,765
   Black & Decker Corporation                 4,011              158,274
   Caterpillar, Inc.                         16,946              848,147
*  CTB International Corporation              2,900               25,955
   Cummins Engine Company, Inc.               2,065               79,916
   Deere & Company                          127,832            4,838,441
+  Dover Corporation                         10,093              380,001
   Eaton Corporation                          3,422              239,853
   Graco, Inc.                                2,800               92,400
   Grainger WW, Inc.                          4,662              191,888
   Ingersoll Rand Company                     7,859              323,791
*  Osmonics, Inc.                             8,700              120,060
   Pall Corporation                           6,075              142,945
   Parker-Hannifin Corporation                5,777              245,176
   Rockwell International Corporation         9,049              344,948
   Stanley Works                            560,149           23,459,040
   Timken Company                             2,996               50,752
   United Technologies Corporation           23,246            1,703,002
*  Zebra Technologies Corporation
     Class A                                  6,900              338,928
                                                          --------------
                                                              62,173,991
                                                          --------------
HOME FURNISHINGS & APPLIANCES--0.1%
   Corning, Inc.                             46,017              768,944
   Ethan Allen Interiors, Inc.               17,300              562,250
   Leggett & Platt, Inc.                      9,741              214,594
   Maytag Corporation                        15,134              442,821
   Ryland Group, Inc. (The)                   6,200              313,720
   Walter Industries, Inc.                   11,500              136,850
   Whirlpool Corporation                      3,294              205,875
                                                          --------------
                                                               2,645,054
                                                          --------------
HOUSEHOLD PRODUCTS--0.2%
*  DuPont Photomasks, Inc.                   19,800              955,350
   Fortune Brands, Inc.                       7,554              289,771
   Illinois Tool Works, Inc.                 79,998            5,063,873
*  Owens-Illinois, Inc.                       8,900               60,342
+  PPG Industries, Inc.                       8,333              438,066
   Snap-On, Inc.                             25,886              625,406
                                                          --------------
                                                               7,432,808
                                                          --------------
INSURANCE--6.0%
   AFLAC Corporation                         26,030              819,685
*  Aetna, Inc.                                7,020              181,607
   Allstate Corporation                      35,864            1,577,657
   Ambac Financial Group, Inc.                5,250              305,550
+  American International
     Group, Inc.                            748,761           64,393,446
   Aon Corporation                           12,907              451,745
   Brown & Brown, Inc.                       14,200              596,258
   Chubb Corporation                          8,654              670,079
*  Ciena Corporation                        155,900            5,924,200
   Cigna Corporation                          7,400              709,068
   Cincinnati Financial
     Corporation                             36,479            1,440,921
*+ Conseco, Inc.                            145,245       $    1,982,594
   Hartford Financial
     Services Group                          80,227            5,487,527
*  Health Net, Inc.                           8,500              147,900
   Horace Mann Educators
     Corporation                              5,100              109,905
*  Humana, Inc.                              16,407              161,609
   Jefferson Pilot Corporation                7,502              362,497
   John Hancock Financial
     Services, Inc.                          15,200              611,952
   Leucadia National Corporation              9,200              298,540
   Lincoln National Corporation               9,316              482,103
   MBIA, Inc.                                 7,335              408,413
   MGIC Investment Corporation                5,278              383,394
   Marsh & McLennan
     Companies, Inc.                         13,640            1,377,640
+  Metlife, Inc.                             37,035            1,147,344
   Progressive Corporation                  631,350           85,352,207
   St. Paul Companies, Inc.                  10,624              538,531
   Torchmark Corporation                      6,186              248,739
   Unumprovident Corporation                 11,952              383,898
*  Wellpoint Health Networks                  3,092              291,390
   White Mountains Insurance
     Group, Inc.                              1,100              413,875
                                                          --------------
                                                             177,260,274
                                                          --------------
LODGING--0.1%
   Hilton Hotels Corporation                 18,270              211,932
*+ Mandalay Resort Group                    126,900            3,477,060
   Marriott International Class A            12,089              572,293
   Starwood Hotels & Resorts
     Worldwide, Inc. REIT                     9,800              365,344
                                                          --------------
                                                               4,626,629
                                                          --------------
MEDIA--BROADCASTING & PUBLISHING--2.3%
*  AT&T Corporation - Liberty
     Media Group                             35,228              616,138
   American Greetings Corporation             3,154               34,694
*+ American Tower Corporation                14,000              289,380
*  AOL Time Warner, Inc.                    219,085           11,611,505
*  BHC Communications, Inc.
     Class A                                 40,000            5,559,600
*  Cablevision Systems Corporation            4,100              239,850
*+   Cablevision Systems
     Corporation-Rainbow
     Media Group                             34,150              881,070
*  Clear Channel Communications              29,022            1,819,679
*  Comcast Corporation Class A               46,695            2,026,563
*  Cox Communications, Inc.
     Class A                                 69,700            3,087,710
   Dow Jones & Company, Inc.                  4,235              252,872
   E.W. Scripps Company (The)                31,050            2,142,450
*  Entercom Communications
     Corporation                                600               32,166
   Gannett Company, Inc.                    374,699           24,692,664
+  Knight Ridder, Inc.                        3,643              216,030
   McGraw-Hill Companies, Inc.                9,620              636,363
   Meredith Corporation                       2,473               88,558
   New York Times Company                     7,825              328,650
   Tribune Company                          102,105            4,085,221
*  USA Networks, Inc.                       122,100            3,441,999
*+ Univision Communications, Inc.            10,350              442,773
*  Viacom, Inc. Class B                      88,031            4,555,604
   Wiley John & Sons, Inc. Class A           12,100              286,165
                                                          --------------
                                                              67,367,704
                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES--3.0%
   Allergan, Inc.                            38,306            3,275,163

VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
   Applera Corporation - Applied
     Biosystems Group                       112,040       $    2,997,070
*+ Applera Corporation - Celera
   Genomics Group                            38,500            1,526,910
   Bard C.R., Inc.                          210,644           11,996,176
   Bausch & Lomb, Inc.                       29,134            1,055,816
   Baxter International, Inc.                29,252            1,433,348
   Becton Dickinson & Company                12,703              454,640
   Biomet, Inc.                              17,375              835,043
*  Boston Scientific Corporation            129,931            2,208,827
   Datascope Corporation                      6,300              290,367
   Dentsply International, Inc.             122,700            5,441,745
   Diagnostic Products Corporation            5,400              179,280
*  Guidant Corporation                      174,244            6,272,784
*  Haemonetics Corporation                    3,300              100,650
+  Johnson & Johnson                        442,553           22,127,650
*+ KLA-Tencor Corporation                     9,161              535,644
   Medtronics, Inc.                         521,604           23,999,000
*  Ocular Sciences, Inc.                      1,700               42,551
*  Patterson Dental Company                  22,700              681,000
*+ Service Corporation
     International                           50,600              321,816
*+ St. Jude Medical, Inc.                     4,243              254,580
   Stryker Corporation                        9,730              533,691
*  SurModics, Inc.                            3,300              194,040
*  Tektronix, Inc.                            4,594              124,727
*  Thermo Electron Corporation                8,922              196,462
*  Varian Medical Systems, Inc.              19,100            1,365,650
                                                          --------------
                                                              88,444,630
                                                          --------------
METALS & MINING--0.3%
*  Alcan Aluminum Ltd. (Canada)              15,780              663,076
   Alcoa, Inc.                               42,732            1,683,641
   Allegheny Technologies, Inc.               4,011               72,559
+  Barrick Gold Corporation
     (Canada)                                19,543              296,076
*  Bethlehem Steel Corporation                1,800                3,636
   Cooper Industries, Inc.                    4,633              183,420
   Crane Company                              2,988               92,628
   Danaher Corporation                       52,047            2,914,632
*  Freeport-McMoRan Copper &
     Gold, Inc.                              12,583              139,042
   Homestake Mining Company                  13,034              101,014
*  Inco Ltd. (Canada)                         8,128              140,289
*  Inco Ltd. (foreign shares)
     (Canada)                                   900               15,540
   Masco Corporation                         31,256              780,150
   Newmont Mining Corporation                 9,637              179,345
+  Nucor Corporation                          3,885              189,938
   Phelps Dodge Corporation                   3,924              162,846
   Placer Dome, Inc. (Canada)                16,156              158,329
*  Silgan Holdings, Inc.                      2,500               43,888
*  Titanium Metals Corporation                2,600               26,000
   USX US Steel Group, Inc.                   4,416               88,982
                                                          --------------
                                                               7,935,031
                                                          --------------
OFFICE EQUIPMENT & SUPPLIES--0.1%
   Wallace Computer Services, Inc.           86,500            1,430,710
+  Xerox Corporation                         34,308              328,328
                                                          --------------
                                                               1,759,038
                                                          --------------
OIL & GAS--4.0%
   Amerada Hess Corporation                   4,383              354,146
   Anadarko Petroleum Corporation            78,329            4,232,116
   Apache Corporation                         6,242              316,782
   Ashland, Inc.                              3,467              139,027
   Burlington Resources, Inc.                10,505              419,675
*  Cal Dive International, Inc.             111,600       $    2,745,360
   Chevron Corporation                       31,725            2,871,113
   Conoco, Inc. Class B                      30,935              894,022
   Devon Energy Corporation                   6,350              333,375
+  Dynegy, Inc.                              31,952            1,485,768
   EOG Resources, Inc.                       97,200            3,455,460
   El Paso Corporation                       25,172            1,322,537
   Enron Corporation                        199,950            9,797,550
   Ensco International, Inc.                442,800           10,361,520
   Exxon Mobil Corporation                  170,569           14,899,202
*  Global Marine, Inc.                      629,500           11,727,585
   Kerr-McGee Corporation                     4,680              310,144
   KeySpan Corporation                        6,770              246,970
+  Kinder Morgan, Inc.                        5,670              284,918
*  Marine Drilling Company, Inc.             64,800            1,238,328
*  Nabors Industries, Inc.                   32,810            1,220,532
   Nicor, Inc.                                2,262               88,173
*  Noble Drilling Corporation                90,640            2,968,460
   Oneok, Inc.                                2,930               57,721
   Peoples Energy Corporation                 1,737               69,827
+  Phillips Petroleum Company               134,852            7,686,564
*  Rowan Companies, Inc.                      4,671              103,229
   Royal Dutch Petroleum
     Company (Netherlands)                  106,013            6,177,378
+  Schlumberger Ltd.                        250,288           13,177,663
   Sempra Energy                             10,143              277,310
*  Smith International, Inc.                206,500           12,369,350
   Sunoco, Inc.                               4,102              150,256
   Texaco, Inc.                              27,285            1,817,181
   Tosco Corporation                          7,665              337,643
   Transocean Sedco Forex, Inc.              59,437            2,451,776
   USX Marathon Group                        15,225              449,290
   Unocal Corporation                        12,070              412,191
*  Varco International, Inc.                 19,600              364,756
   Williams Companies, Inc.                  23,978              790,075
                                                          --------------
                                                             118,404,973
                                                          --------------
PHARMACEUTICALS--8.7%
   Abbott Laboratories                       76,630            3,679,006
*+ Abgenix, Inc.                             18,000              810,000
   American Home Products
     Corporation                            446,700           26,105,148
*  Amgen, Inc.                              613,776           37,243,928
*+ Biogen, Inc.                             360,360           19,589,170
   Bristol-Myers Squibb
     Company                                236,530           12,370,519
   Cardinal Health, Inc.                    117,294            8,093,286
   Carter-Wallace, Inc.                      11,500              222,525
   Eli Lilly & Company                       55,612            4,115,288
*  Forest Laboratories, Inc.                  8,730              619,830
*+ Genentech, Inc.                          611,000           33,666,100
*+ Human Genome Sciences, Inc.               15,200              915,800
*+ IDEC Pharmaceuticals
     Corporation                              7,700              521,213
*  Immnunex Corporation                     128,200            2,275,550
*+ Immunogen, Inc.                           19,300              386,000
*+ Inhale Therapeutic
     Systems, Inc.                           19,200              441,600
*  King Pharmaceuticals, Inc.                 8,490              456,338
   McKesson HBOC, Inc.                      539,614           20,030,472
*  MedImmune, Inc.                           10,510              496,072
   Merck & Company, Inc.                    293,895           18,782,829
   Millipore Corporation                      2,296              142,306
   Mylan Laboratories, Inc.                  90,200            2,537,326
*  Perrigo Company                            6,000              100,140
   Pfizer, Inc.                           1,236,485           49,521,224
   Pharmacia Corporation                     64,372            2,957,893
*  Priority Healthcare
     Corporation Class B                     20,100              568,428

VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
   Schering-Plough Corporation              261,241       $    9,467,374
   Sigma Aldrich Corporation                  3,744              144,593
*  Watson Pharmaceutical, Inc.                5,189              319,850
                                                          --------------
                                                             256,579,808
                                                          --------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.0%
   Eastman Kodak Company                     14,390              671,725
                                                          --------------
RESTAURANTS--0.7%
*  Brinker International, Inc.              173,850            4,494,023
*+ California Pizza Kitchen, Inc.            41,400              962,550
*+ Cheesecake Factory, Inc.                 261,600            7,403,280
   Darden Restaurants, Inc.                   5,885              164,192
*  Jack in the Box, Inc.                     18,500              482,850
   Landry's Seafood
     Restaurants, Inc.                        2,200               37,400
   McDonald's Corporation                    63,985            1,731,434
*+ P.F. Chang's China Bistro, Inc.           22,600              856,540
*  Quality Dining, Inc.                      39,300              110,040
*  Ryan's Family Steak
     Houses, Inc.                             2,800               34,300
*  Sonic Corporation                         12,000              380,760
*+ Starbucks Corporation                     18,820              432,860
*  Tricon Global Restaurants, Inc.           29,172            1,280,651
   Wendy's International, Inc.               61,637            1,574,209
                                                          --------------
                                                              19,945,089
                                                          --------------
RETAILERS--4.2%
*  Abercrombie & Fitch
     Company Class A                         25,100            1,116,950
*  Autozone, Inc.                             8,054              302,025
*  Bed Bath & Beyond, Inc.                   14,292              428,760
*  Best Buy Company, Inc.                    91,094            5,786,291
*  Big Lots, Inc.                             5,633               77,059
   CVS Corporation                           19,429              749,959
*+ Chico's FAS, Inc.                         35,850            1,066,538
   Circuit City Stores                       10,290              185,220
*  Costco Wholesale Corporation              22,255              914,235
   Dillards, Inc. Class A                    96,463            1,472,990
   Dollar General                            16,387              319,547
*  Federated Department Stores                9,752              414,460
   Gap, Inc.                                199,443            5,783,847
   J.C. Penney Company, Inc.                 53,013            1,397,423
*+ K Mart Corporation                       215,886            2,476,212
*  Kohls Corporation                         19,870            1,246,445
*  Lands' End, Inc.                          10,500              421,575
   Limited, Inc.                             21,132              349,101
   Longs Drugstores Corporation               1,868               40,255
   May Department Stores
     Company                                 14,766              505,883
+  Nordstrom, Inc.                            6,624              122,875
*  Office Depot, Inc.                        25,371              263,351
*  Pacific Sunwear of
     California, Inc.                         4,300               96,449
   RadioShack Corporation                     9,122              278,221
*+ Rite Aid Corporation                     142,000            1,278,000
*  Safeway, Inc.                            134,342            6,448,416
   Sears Roebuck & Company                   69,898            2,957,384
   Sherwin Williams Company                   7,758              172,228
*  Staples, Inc.                            346,330            5,537,817
   Stride Rite Corporation                  263,100            2,236,350
   TJX Companies, Inc.                      182,563            5,818,283
   Target Corporation                        44,422            1,537,001
   Tiffany & Company                        163,320            5,915,450
*  Toys `R' Us, Inc.                          9,814              242,897
*  Venator Group, Inc.                      334,800            5,122,440
   Walgreen Company                          50,300            1,717,745
   Wal-Mart Stores, Inc.                  1,216,703       $   59,375,106
*  Williams-Sonoma, Inc.                     11,000              427,020
                                                          --------------
                                                             124,601,808
                                                          --------------
TELECOMMUNICATIONS--2.4%
   AT&T Corporation                         223,224            4,910,928
   Alltel Corporation                        80,942            4,958,507
*  Amdocs Ltd.                               75,900            4,087,215
   BellSouth Corporation                    196,215            7,901,578
   Centurytel, Inc.                           6,980              211,494
*+ Citizens Communications
     Company                                 14,072              169,286
*+ Global Crossing Ltd.                      43,854              378,899
   Lucent Technologies, Inc.                176,844            1,096,433
+  Nokia Corporation ADR
     (Finland)                              194,200            4,280,168
+  Nortel Networks Corporation
     (Canada)                               172,526            1,568,261
   Nortel Networks Corporation
     (foreign shares) (Canada)               26,000              239,884
   SBC Communications, Inc.                 365,356           14,636,161
   Sprint Corporation (FON Group)            43,879              937,255
*+ Sprint Corporation (PCS Group)            46,368            1,119,787
   Verizon Communications                   409,002           21,881,607
*+ WorldCom, Inc.                           142,843            2,136,931
*  WorldCom, Inc. (MCI Group)                     1                   12
                                                          --------------
                                                              70,514,406
                                                          --------------
TEXTILES, CLOTHING & FABRICS--0.2%
*Albany International Corporation             2,500               47,250
*Columbia Sportswear Company                 17,400              887,226
*+ Jones Apparel Group, Inc.                 10,800              466,560
   Liz Claiborne, Inc.                        2,578              130,060
*  Nautica Enterprises, Inc.                 16,100              328,923
   Nike, Inc. Class B                        13,375              561,616
*  Novel Denim Holdings Ltd.
     (Hong Kong)                                400                6,120
   OshKosh B'Gosh, Inc. Class A               2,500               83,125
   Phillips-Van Heusen
     Corporation                             14,000              201,600
*  Quicksilver, Inc.                         44,500            1,112,500
*+ Reebok International Ltd.                 30,339              969,331
   VF Corporation                             6,036              219,590
                                                          --------------
                                                               5,013,901
                                                          --------------
TRANSPORTATION--0.4%
   Alexander & Baldwin, Inc.                155,000            3,991,250
   Arctic Cat, Inc.                           2,100               30,450
   Brunswick Corporation                      4,326              103,954
   Burlington Northern Santa Fe             113,715            3,430,782
   CSX Corporation                           10,587              383,673
*  FMC Corporation                            1,532              105,034
*  FedEx Corporation                         15,209              611,402
+  Fleetwood Enterprises, Inc.               39,500              556,160
*  Heartland Express, Inc.                   12,525              285,570
*  J.B. Hunt Transport
     Services, Inc.                          26,700              487,542
*  Landstar System, Inc.                      3,800              258,476
*  M.S. Carriers, Inc.                        8,300              254,893
   Norfolk Southern Corporation              18,986              393,010
*  Petroleum Helicopters, Inc.                  100                1,900
*+ Swift Transportation
     Company, Inc.                           17,000              327,420
   Union Pacific Corporation                 12,278              674,185
                                                          --------------
                                                              11,895,701
                                                          --------------

VANTAGEPOINT
GROWTH FUND                                  SHARES                VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
UTILITIES--1.1%
*  AES Corporation                          104,222       $    4,486,757
   Ameren Corporation                         6,803              290,488
+  American Electric Power, Inc.             15,888              733,549
   Black Hills Corporation                   10,100              406,323
   CMS Energy Corporation                     6,509              181,276
*  Calpine Corporation                      266,190           10,061,982
   Cinergy Corporation                        7,878              275,336
+  Consolidated Edison, Inc.                 10,515              418,497
   Constellation Energy Group                 8,080              344,208
   DTE Energy Company                         8,187              380,204
   Dominion Resources, Inc.                  12,282              738,517
   Duke Energy Corporation                  218,036            8,505,584
   Edison International                      16,143              179,994
   Entergy Corporation                       10,877              417,568
   FPL Group, Inc.                            8,659              521,358
   Firstenergy Corporation                   11,071              356,043
+  GPU, Inc.                                  5,931              208,475
*  Ionics, Inc.                              55,300            1,741,950
*  Niagara Mohawk
     Holdings, Inc.                           7,944              140,529
   NiSource, Inc.                            10,213              279,121
+  PG&E Corporation                          19,116              214,099
+  PPL Corporation                            7,203              396,165
   Pinnacle West Capital
     Corporation                              4,185              198,369
   Public Service Enterprise
     Group, Inc.                             10,235              500,492
   Southern Company                          33,846              786,920
   TXU Corporation                           12,712              612,591
                                                          --------------
                                                              33,376,395
                                                          --------------
TOTAL COMMON STOCKS
   (Cost $3,020,627,273)                                   2,859,199,695
                                                          --------------

------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.0%
** U.S. Treasury Bill
     3.380%        09/27/2001
     (Cost $198,329)                      $ 200,000              198,329
                                                          --------------


    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
CASH EQUIVALENTS--5.7%
------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.3%
++ Merrimac Money Market Fund
     4.120%        07/02/2001             7,815,446            7,815,446
                                                          --------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
  TIME DEPOSITS--1.8%
++ American Express Centurion Bank
     4.000%        07/09/2001            10,597,215           10,597,215
++ American Express Centurion Bank
     3.950%        07/11/2001            13,246,517           13,246,517
++ Bank of Montreal
     3.800%        07/12/2001            26,493,039           26,493,039
++ Bank of Nova Scotia
     4.070%        07/13/2001           $ 3,973,956       $    3,973,956
                                                          --------------
                                                              54,310,727
                                                          --------------
   Floating Rate Instruments/Master Notes--3.6%
++ Banc One
          4.058%   07/02/2001             9,272,564            9,272,564
++ BB&T Corporation
          3.861%   11/20/2001             6,623,260            6,623,260
++ CS First Boston
          4.165%   07/02/2001            41,064,208           41,064,208
++ Fleet National Bank
          4.205%   10/31/2001             6,364,778            6,364,778
++ Goldman Sachs & Co
          4.020%   07/24/2001             6,623,260            6,623,260
++ Goldman Sachs & Co
     3.840%        03/21/2002             6,623,260            6,623,260
++ Merrill Lynch
     3.940%        04/05/2002             6,623,260            6,623,260
++ Morgan Stanley Dean Witter & Co
     4.225%        10/01/2001            13,246,517           13,246,517
++ Morgan Stanley Dean Witter & Co
     3.980%        09/14/2001             6,623,260            6,623,260
++ Morgan Stanley Dean Witter & Co
     3.960%        07/16/2001             3,973,956            3,973,956
                                                          --------------
                                                             107,038,323
                                                          --------------
TOTAL CASH EQUIVALENTS
  (Cost $169,164,496)                                        169,164,496
                                                          --------------
------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.0%
------------------------------------------------------------------------
IBT Repurchase Agreement
   dated 06/29/2001 due
   07/02/2001, with a maturity
   value of $116,138,284 and an
   effective yield of 3.08% collateralized
   by U.S. Government Obligations
   with rates ranging from 4.43% to
   8.63%, maturity dates ranging
   from 01/01/2021 to 03/15/2031
   and an aggregate market
   value of $121,916,965.               116,108,482          116,108,482
                                                          --------------
TOTAL INVESTMENTS--106.5%
***  (Cost $3,306,098,580)                                 3,144,671,002
Other assets less liabilities--(6.5%)                       (191,313,600)
                                                          --------------
NET ASSETS--100.0%                                        $2,953,357,402
                                                          ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan (Note 4).
**   Security has been pledged as collateral for futures contracts.
***  The aggregate identified cost for federal income tax
     purposes is $3,306,098,580. Unrealized appreciation and
     depreciation, based on identifed tax cost at
     June 30, 2001 are as follows:
          Unrealized appreciation                          $ 326,629,999
          Unrealized depreciation                           (488,057,577)
                                                          --------------
          Net unrealized depreciation                      $(161,427,578)
                                                          ==============

++ Represents collateral received from securities lending transactions.


                 See accompanying notes to financial statements.


SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
------------------------------------------------------------------------
VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                           SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCK--93.9%
ADVERTISING--1.0%
*   Catalina Marketing
      Corporation                           156,580          $ 4,777,256
*   DST Systems, Inc.                        44,030            2,320,381
*   L90, Inc.                                10,340               24,919
*   Ventiv Health, Inc.                     100,300            2,070,192
                                                             -----------
                                                               9,192,748
                                                             -----------
AIRLINES--0.2%
    Skywest, Inc.                            68,770            1,925,560
                                                             -----------

BEVERAGES, FOOD & TOBACCO--0.4%
*   Del Monte Foods Company                 135,440            1,134,987
+   Fleming Companies, Inc.                  29,400            1,049,580
*   Peet's Coffee & Tea, Inc.                39,700              326,334
    Tootsie Roll Industries, Inc.            28,412            1,094,998
                                                             -----------
                                                               3,605,899
                                                             -----------

BIO-TECHNOLOGY--0.4%
*   Digene Corporation                        4,000              163,200
*+  Invitrogen Corporartion                  37,700            2,097,628
*   Lexicon Genetics, Inc.                   46,400              580,000
*   VISX, Inc.                               19,970              386,419
                                                             -----------
                                                               3,227,247
                                                             -----------

COMMERCIAL SERVICES--8.5%
*+  Affiliated Computer
      Services, Inc. Class A                 59,640            4,288,712
*   Arbitron, Inc.                           12,926              311,517
*+  BISYS Group, Inc.                       174,050           10,268,950
*   Bright Horizons, Inc.                    27,220              854,708
*+  Concord EFS, Inc.                       100,890            5,247,289
*   Corporate Executive
      Board Company                         117,800            4,947,600
*+  Cytyc Corporation                       249,800            5,757,890
*   DiamondCluster
      International, Inc.                     7,400               94,202
*   eLoyalty Corporation                    277,270              277,270
*   Gartner Group, Inc.                           1                    7
*   Gartner Group, Inc. Class A              57,410              631,510
    Global Payments, Inc.                    89,890            2,705,689
*   Hotjobs.com Ltd.                        117,400            1,056,600
    Manpower, Inc.                          120,000            3,588,000
*+  MemberWorks, Inc.                        12,010              277,911
*   Modis Professional
      Services, Inc.                        196,980            1,359,162
*+  Myriad Genetics, Inc.                     9,200              582,543
*   National Processing, Inc.                64,030            1,792,840
*+  Nova Corporation                        219,390            6,899,815
    Paychex, Inc.                            84,375            3,375,000
*   Predictive Systems, Inc.                112,440              449,760
*   ProBusiness Services, Inc.               49,990            1,327,234
    Regis Corporation                        65,450            1,373,795
*   Republic Services, Inc.                 391,400            7,769,290
*+  Spectrasite Holdings, Inc.              700,700            5,073,068
*   Spherion Corporation                    107,890              965,615
*   WebMD Corporation                       291,830            2,042,810
*+  Wind River Systems, Inc.                 40,830              712,892
                                                             -----------
                                                              74,031,679
                                                             -----------

COMMUNICATIONS--4.6%
*   Advanced Fiber
      Communications, Inc.                  104,350         $  2,191,350
*   Antec Corporation                        16,740              207,576
*   Cable Design Technologies
      Corporation                           112,755            1,822,121
*+  Concord Communications, Inc.             15,790              142,110
*   Illuminet Holdings, Inc.                175,000            5,503,750
*+  Inet Technologies, Inc.                 155,500            1,273,545
*+  Marvell Technology
      Group Ltd. (Bermuda)                   84,236            2,265,948
*   McData Corporation Class A               21,300              373,815
*   Metromedia Fiber Network,
      Inc. Class A                          186,900              381,276
*   Netro Corporation                         3,180               13,483
*   Network Appliance, Inc.                  70,800              969,960
*   Novatel Wireless, Inc.                  118,690              240,941
*   Openwave Systems, Inc.                   94,863            3,291,746
*   Pinnacle Holdings, Inc.                 205,720            1,236,377
*+  Research In Motion
      Ltd. (Canada)                         290,300            9,362,175
*+  Webex Communications, Inc.               89,900            2,396,734
*+  Western Wireless Corporation
      Class A                               200,000            8,600,000
                                                             -----------
                                                              40,272,907
                                                             -----------

COMPUTER SOFTWARE & PROCESSING--17.6%
*   Agile Software Corporation               22,200              377,400
*+  AremisSoft Corporation                   49,400              800,280
*   Art Technology Group, Inc.              115,900              672,220
*+  Aspen Technologies, Inc.                152,450            3,689,290
*   Aware, Inc.                              39,030              351,270
*+  Bottomline Technologies, Inc.            15,360               82,944
*   Braun Consulting, Inc.                   41,420              333,431
*   CNET Networks, Inc.                     150,140            1,951,820
*+  CSG Systems International, Inc.         192,450           10,923,462
*   Captaris, Inc.                          105,930              220,334
*   Ceridian Corporation                     64,330            1,233,206
*+  CheckFree Corporation                   126,080            4,421,626
*   Cognex Corporation                        3,440              116,444
*   Covansys Corporation                     59,300              670,090
*   Cysive, Inc.                             67,680              214,546
*   Data Return Corporation                  51,590               90,282
*   Dendrite International, Inc.            167,240            1,254,300
*   Digex, Inc.                              36,000              468,000
*   Docent, Inc.                             62,400              624,000
*   DSP Group, Inc.                          44,100              945,945
*+  E. Piphany, Inc.                        113,400            1,152,144
*   ePresence, Inc.                          84,680              348,882
*   Exchange Applications, Inc.             129,150              139,482
*   Extensity, Inc.                          97,850              988,285
*   Fiserv, Inc.                             19,950            1,276,401
*   HNC Software, Inc.                      430,960            8,403,720
*   Hyperion Solutions Corporation          170,660            2,559,900
*+  IDX Systems Corporation                  24,250              291,242
*   Informatica Corporation                  88,100            1,529,416
*+  Interwoven, Inc.                        145,900            2,465,710
*   Intuit, Inc.                            155,700            6,226,443
*   JDA Software Group, Inc.                 54,500              905,245
*   JNI Corporation                          81,220            1,137,080
*   Liberate Technologies, Inc.             160,300            1,755,285
*   Lightspan, Inc.                          16,950               21,187
*+  Manugistics Group, Inc.                  40,000            1,004,000
*   Mercury Interactive Corporation          40,100            2,401,990
*+  Meta Group, Inc.                         31,300               80,754


------------------------------------------------------------------------
VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                           SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCK--{CONTINUED)
*   Metasolv Software, Inc.                   3,200          $    25,376
*   Metasolv, Inc.                          113,810              902,513
*   Micromuse, Inc.                          60,200            1,684,998
*+  Netegrity, Inc.                          44,375            1,331,250
*   NetIQ Corporation                        27,100              847,959
*   Netopia, Inc.                            26,880              165,043
*   ONYX Software Corporation               105,220              841,760
*+  Peregrine Systems, Inc.                 345,730           10,026,170
*   Portal Software, Inc.                    40,400              166,852
*   Proxim, Inc.                             20,410              287,781
*+  Quest Software, Inc.                     79,100            2,986,025
*   RSA Security, Inc.                      149,690            4,632,905
*   Remedy Corporation                       42,690            1,485,612
*+  Retek, Inc.                             213,601           10,240,032
*+  Sapient Corporation                     172,260            1,679,535
*   SeeBeyond Technology
      Corporation                            54,800              657,600
*+  Selectica, Inc.                         111,300              476,364
*   Siebel Systems, Inc.                    284,300           13,333,670
*   Simpex Solutions, Inc.                      800               18,176
*+  SmartForce PLC ADR (Ireland)            148,410            5,228,484
*+  Sonus Networks, Inc.                    131,100            3,062,496
*   Sungard Data Systems, Inc.              445,400           13,366,454
*   Support.com, Inc.                        60,400              389,580
*   Sycamore Networks, Inc.                  51,200              477,184
*   Symantec Corporation                    134,800            5,889,412
*   Synopsys, Inc.                           27,070            1,309,917
*   Technology Solutions Company            198,500              353,330
*   Tibco Software, Inc.                    225,000            2,873,250
*   Transaction Systems Architects,
      Inc. Class A                          123,170            1,909,135
*   Verity, Inc.                             39,710              792,215
*   Vignette Corporation                    183,820            1,630,483
*   WatchGuard Technologies, Inc.           139,360            1,428,440
*+  webMethods, Inc.                         44,982              952,719
                                                             -----------
                                                             153,580,776
                                                             -----------

COMPUTERS & INFORMATION--6.0%
*   Acxiom Corporation                      354,290            4,637,656
*   Cabletron Systems, Inc.                 143,650            3,282,403
*   Cirrus Logic, Inc.                       56,600            1,303,498
*   Computer Network
      Technology Corporation                143,680            1,524,445
*+  Digital Insight Corporation              45,960            1,015,716
*   DigitalThink, Inc.                       54,300              381,186
*   Ebay, Inc.                              139,500            9,554,355
*   Emulex Corporation                        3,000              121,200
*+  Extreme Networks, Inc.                    3,900              115,050
*+  Harmonic, Inc.                           54,490              544,900
*+  Homestore.com, Inc.                      59,700            2,087,112
*   InfoUSA, Inc.                           138,630              831,780
*+  Juniper Networks, Inc.                   97,700            3,038,470
+   National Data Corporation               114,870            3,721,788
*   Radiant Systems, Inc.                    86,450            1,393,574
*+  Rational Software Corporation            57,700            1,618,485
*   Read-Rite Corporation                   110,600              580,650
*+  Sonicwall, Inc.                          27,700              698,317
*   SportsLine USA, Inc.                     76,810              176,663
*+  Storage Networks, Inc.                  140,600            2,388,794
*+  Verisign, Inc.                          177,300           10,639,773
*+  Yahoo!, Inc.                            133,876            2,676,181
                                                             -----------
                                                              52,331,996
                                                             -----------

CONSTRUCTION--0.3%
*+  Dycom Industries, Inc.                   36,910     $        846,346
    Martin Marietta Materials, Inc.          43,280            2,141,927
                                                             -----------
                                                               2,988,273
                                                             -----------

CONTAINERS & PACKAGING--0.2%
*   Ivex Packaging Corporation               76,950            1,462,050
                                                             -----------

DIVERSIFIED--0.8%
    Blyth Industries, Inc.                   23,230              597,243
*+  Yankee Candle Company,
      Inc. (The)                            325,000            6,171,750
                                                             -----------
                                                               6,768,993
                                                             -----------

EDUCATION--0.8%
*+  Apollo Group, Inc. Class A              139,000            5,900,550
*+  Edison Schools, Inc.                     43,500              993,540
                                                             -----------
                                                               6,894,090
                                                             -----------

ELECTRIC UTILITIES--0.9%
*+  NRG Energy, Inc.                        358,300            7,911,264
*   Reliant Resources, Inc.                   3,930               97,071
                                                             -----------
                                                               8,008,335
                                                             -----------

ELECTRONICS--7.5%
*+  Active Power, Inc.                       62,700            1,045,836
*   Altera Corporation                       68,300            1,980,700
*   Anadigics, Inc.                          17,210              395,830
*   Applied Micro Circuits
      Corporation                            82,900            1,425,880
*+  ASM International NV
      (Netherlands)                           5,100              101,235
*+  Black Box Corporation                    12,640              851,430
*   Brooks Automation, Inc.                   3,600              165,960
*   Cymer, Inc.                               6,000              151,740
*   Elantec Semiconductor, Inc.              61,100            2,064,569
*   Exar Corporation                        107,540            2,124,990
*   hi/fn, Inc.                              56,040              847,885
*   Integrated Device
      Technology, Inc.                      103,100            3,267,239
*   Intersil Holding Corporation            110,000            4,004,000
*   MKS Instruments, Inc.                    33,800              973,440
*   Maxim Integrated
      Products, Inc.                        213,500            9,438,835
*   Mettler-Toledo
      International, Inc.                    34,700            1,500,775
*   Micrel, Inc.                             54,800            1,808,400
*   Microchip Technology, Inc.               10,485              359,111
*+  Multilink Technology
      Corporation                            51,600              737,880
*+  PMC-Sierra, Inc.                         99,700            3,097,679
*   Photronics, Inc.                         33,560              861,150
*   Polycom, Inc.                            67,000            1,547,030
*+  Rayovac Corporation                     217,100            4,624,230
*+  Semtech Corporation                     263,000            7,890,000
*   Silicon Image, Inc.                      70,700              353,500
*   Sipex Corporation                        62,140              937,693
*+  Transmeta Corporation                    86,100              480,438
*   TranSwitch Corporation                  109,910            1,181,533
*   Varian Semiconductor
      Equipment Associates, Inc.              7,700              323,400
*   Varian, Inc.                             51,890            1,676,047
*   Virata Corporation                       15,300              181,305
*   Xilinx, Inc.                            210,800            8,693,392
                                                             -----------
                                                              65,093,132
                                                             -----------


------------------------------------------------------------------------
VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                           SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCK--{CONTINUED)
ENTERTAINMENT & LEISURE--2.2%
    CPI Corporation                         272,600       $    6,678,700
*   Macrovision Corporation                  73,700            5,048,450
*   Westwood One, Inc.                      201,900            7,440,015
                                                             -----------
                                                              19,167,165
                                                             -----------

FINANCIAL SERVICES--3.3%
*+  Affiliated Managers Group, Inc.          60,000            3,690,000
*+  E*Trade Group, Inc.                     680,100            4,386,645
    Federated Investors, Inc. Class B        36,175            1,164,835
*   Instinet Group, Inc.                      6,700              124,888
+   Metris Companies, Inc.                  184,500            6,219,495
*+  NCO Group, Inc.                          48,620            1,503,817
*   S1 Corporation                           77,271            1,081,794
    SEI Investment Company                   13,300              630,420
    Student Loan Corporation                 24,860            1,733,985
    T. Rowe Price Group, Inc.                53,300            1,992,887
*   TD Waterhouse Group, Inc.               500,000            5,465,000
    Waddell & Reed Financial,
      Inc. Class A                           30,930              982,028
                                                             -----------
                                                              28,975,794
                                                             -----------

HEALTH CARE PROVIDERS--6.3%
*   Accredo Health, Inc.                     21,750              808,883
*   American Healthways, Inc.                   900               34,668
*+  Caremark Rx, Inc.                       857,210           14,101,105
*   DaVita, Inc.                            339,880            6,909,760
*+  First Health Group Corporation          149,600            3,608,352
*   IDEXX Laboratories, Inc.                146,850            4,589,063
*   Impath, Inc.                             74,930            3,319,399
*+  Lifepoint Hospital, Inc.                 63,310            2,803,367
*   Lincare Holdings, Inc.                  339,520           10,188,995
*   Mid Atlantic Medical
      Services, Inc.                         62,780            1,125,645
*   Option Care, Inc.                         9,400              142,880
*+  Orthodontic Centers of
      America, Inc.                         179,780            5,463,514
*+  Triad Hospitals, Inc.                    30,445              897,214
*   VI Technologies, Inc.                    58,110              746,714
                                                             -----------
                                                              54,739,559
                                                             -----------

HEAVY MACHINERY--0.5%
*   Applied Materials, Inc.                       1                   49
*+  Capstone Turbine Corporation             41,500              933,335
*+  Cooper Cameron Corporation               24,570            1,371,006
*   Weatherford International, Inc.          37,510            1,800,480
                                                             -----------
                                                               4,104,870
                                                             -----------

HOME FURNISHINGS & APPLIANCES--0.1%
    Flexsteel Industries, Inc.              113,500            1,359,730
                                                             -----------

HOUSEHOLD PRODUCTS--0.0%
*+  DuPont Photomasks, Inc.                   9,390              453,068
                                                             -----------

INSURANCE--1.3%
*+  Conseco, Inc.                           174,300            2,379,195
*   Odyssey Re Holdings
      Corporation                            20,600              372,242
    Radian Group, Inc.                      207,600            8,397,420
*   Willis Group Holdings Ltd.                2,600               46,150
                                                             -----------
                                                              11,195,007
                                                             -----------

LODGING--0.1%
+   Four Seasons Hotels, Inc.
      (Canada)                               11,640         $    644,274
*   Station Casinos, Inc.                    10,200              163,200
                                                             -----------
                                                                 807,474
                                                             -----------
MEDIA--BROADCASTING & PUBLISHING--6.6%
*+  American Tower Corporation              149,930            3,099,053
*   Cablevision Systems Corporation          64,400            3,767,400
*+  Cablevision Systems Corporation-
      Rainbow Media Group                    38,550              994,590
*   Clear Channel Communications             46,100            2,890,470
*   Cox Radio, Inc. Class A                 132,700            3,695,695
*+  EchoStar Communications
      Corporation Class A                   299,300            9,703,306
*   Emmis Communications
      Corporation Class A                    23,810              732,158
*   Entercom Communications
      Corporation                            18,600              997,146
*   Gemstar-TV Guide
      International, Inc.                   149,400            6,573,600
*   Hispanic Broadcasting
      Corporation                            74,400            2,134,536
*+  Mediacom Communications
      Corporation                           239,800            3,357,200
*   PRIMEDIA, Inc.                          122,185              829,636
*+  Radio One, Inc.                          56,200            1,292,600
*+  Radio One, Inc. Class D                 112,700            2,485,035
*   Scholastic Corporation                  117,890            5,305,050
*   Spanish Broadcasting
      System, Inc.                          200,785            1,648,445
*+  Univision Communications, Inc.          188,700            8,072,586
                                                             -----------
                                                              57,578,506
                                                             -----------

MEDICAL EQUIPMENT & SUPPLIES--3.1%
*   Apogent Technologies, Inc.              490,500           12,066,300
*+  Arthocare Corporation                   100,960            2,640,104
*   Conmed Corporation                       58,950            1,535,648
*   Credence Systems Corporation             11,050              267,852
*   Cyberonics, Inc.                        122,000            2,061,800
*   Haemonetics Corporation                  86,580            2,640,690
*   Harvard Bioscience, Inc.                 34,840              384,285
*   Input/Output, Inc.                      147,760            1,876,552
*   Novoste Corporation                      10,200              260,100
*   Osteotech, Inc.                         104,180              474,019
*   Steris Corporation                      121,420            2,434,471
*   Techne Corporation                        4,320              140,400
*   Unilab Corporation                          800               20,160
*   Zoll Medical Corporation                 25,500              699,975
                                                             -----------
                                                              27,502,356
                                                             -----------

METALS & MINING--0.2%
    Belden, Inc.                             34,210              915,118
*   NS Group, Inc.                            2,500               33,375
    Rouge Industries, Inc. Class A          403,000              898,690
                                                             -----------
                                                               1,847,183
                                                             -----------


------------------------------------------------------------------------
VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                           SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCK--(CONTINUED)
OIL & GAS--2.7%
*   Dril-Quip, Inc.                          23,960         $    515,859
    EOG Resources, Inc.                      21,880              777,834
*   Global Industries Ltd.                  285,860            3,564,674
*   Grant Prideco, Inc.                      36,390              636,461
*+  Hanover Compressor Company              150,500            4,980,045
*   Marine Drilling Company, Inc.            74,370            1,421,211
*   National-Oilwell, Inc.                   46,770            1,253,436
*   Newfield Exploration Company             53,410            1,712,325
*   Noble Drilling Corporation              247,610            8,109,228
*+  Pride International, Inc.                 5,100               96,900
*   Varco International, Inc.                15,200              282,872
                                                            ------------
                                                              23,350,845
                                                            ------------

PHARMACEUTICALS--8.4%
*   Abgenix, Inc.                           137,100            6,169,500
*   Albany Molecular Research, Inc.          17,800              676,578
*+  Alkermes, Inc.                           52,200            1,832,220
*   Allos Therapeutics, Inc.                 40,150              182,683
*+  Amerisource Health Corporation          160,480            8,874,544
*   Andrx Corp - Andrx Group                132,900           10,233,300
*   Arena Pharmaceuticals, Inc.              42,900            1,308,021
*+  Biovail Corporation (Canada)            234,100           10,183,350
*+  Celgene Corporation                      24,600              709,710
*+  Cell Therapeutics, Inc.                  19,500              538,980
*   CV Therapeutics, Inc.                    13,300              758,100
*+  Genentech, Inc.                          56,100            3,091,110
*+  Gilead Sciences, Inc.                    51,100            2,973,509
*  Human Genome Sciences, Inc.               73,200            4,410,300
*   IDEC Pharmaceuticals Corporation         55,800            3,777,102
*   ImClone Systems, Inc.                    53,100            2,803,680
*   Interneuron Pharmaceuticals, Inc.        66,100              561,189
*   Introgen Therapeutics, Inc.              18,900               90,342
*   Parexel International Corporation        85,640            1,669,980
*   PRAECIS Pharmaceuticals, Inc.            22,800              374,832
*+  Sepracor, Inc.                           43,800            1,743,240
*   Titan Pharmaceuticals, Inc.              41,300            1,239,413
*+  Vertex Pharmaceuticals, Inc.             38,400            1,900,800
*   Watson Pharmaceutical, Inc.             125,000            7,705,000
                                                            ------------
                                                              73,807,483
                                                            ------------

REAL ESTATE--0.2%
    Kilroy Realty Corporation                20,720              602,952
    Meristar Hospitality Corporation         37,050              879,938
                                                            ------------
                                                               1,482,890
                                                            ------------

RESTAURANTS--1.2%
*   AFC Enterprise, Inc.                      9,880              189,202
    Applebee's International, Inc.           53,100            1,062,531
*+  California Pizza Kitchen, Inc.           61,640            1,433,130
*   Cheesecake Factory, Inc.                121,800            3,446,940
    Landry's Seafood Restaurants, Inc.       31,330              532,610
*+  Papa John's International, Inc.          44,160            1,119,456
*   Sonic Corporation                        74,035            2,349,131
                                                            ------------
                                                              10,133,000
                                                            ------------

RETAILERS--4.2%
*+  Amazon.com, Inc.                         84,100            1,190,015
*   BJ's Wholesale Club, Inc.                14,200              756,292
*   Bed Bath & Beyond, Inc.                 179,100            5,373,000
*   Cost Plus, Inc.                          65,750            1,972,500
    Dollar General                          425,400            8,295,300
*   Dollar Tree Store, Inc.                 250,000            6,960,000
*   Duane Reade, Inc.                        19,400              630,500
    Family Dollar Stores, Inc.              150,000         $  3,844,500
*   GoTo.com, Inc.                          108,300            2,106,435
*   Linens `n Things, Inc.                  147,700            4,035,164
*   Office Depot, Inc.                       69,120              717,466
    Pier 1 Imports, Inc.                     40,900              470,350
                                                            ------------
                                                              36,351,522
                                                            ------------
TELECOMMUNICATIONS--3.8%
*   Adelphia Business Solutions, Inc.        61,970              254,077
*   Amdocs Ltd.                              12,127              653,039
*   Broadwing, Inc.                         275,000            6,723,750
*   Crown Castle International
      Corporation                           179,300            2,940,520
*+  McLeodUSA, Inc. Class A               1,298,800            5,961,492
*   Mitel Corporation (Canada)              379,650            3,868,634
*+  NMS Communications
      Corporation                            97,540              682,780
*+  ONI Systems Corporation                  44,700            1,247,130
*+  Tekelec                                  48,030            1,301,613
*+  Time Warner Telecom, Inc.
      Class A                                30,500            1,022,360
*+  United States Cellular
      Corporation                           143,000            8,243,950
                                                            ------------
                                                              32,899,345
                                                            ------------

TEXTILES, CLOTHING & FABRICS--0.0%
*   Oakley, Inc.                             16,100              297,850
                                                            ------------

TRANSPORTATION--0.5%
    C.H. Robinson Worldwide, Inc.            19,400              541,066
*   EGL, Inc.                                99,910            1,744,429
*   Expedia, Inc.                            28,900            1,346,740
*   Offshore Logistics, Inc.                  5,000               95,000
*   Trico Marine Services, Inc.              45,660              485,822
                                                            ------------
                                                               4,213,057
                                                            ------------

TOTAL COMMON STOCKS
    (Cost $796,477,857)                                      819,650,389
                                                            ------------

------------------------------------------------------------------------
    COUPON           MATURITY
     RATE              DATE                    FACE                VALUE
------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.3%
------------------------------------------------------------------------
REAL ESTATE--0.1%
    Trump Atlantic City Associates
      11.250%      05/01/2006            $1,595,000            1,068,650
                                                             -----------
RESTAURANTS--0.2%
    CKE Restaurants, Inc.
      4.250%       03/15/2004             2,700,000            1,299,375
                                                             -----------

TOTAL CORPORATE OBLIGATIONS
    (Cost $2,861,194)                                          2,368,025
                                                             -----------

------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.0%
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -
MORTGAGE BACKED--0.0%
    Federal Home Loan Mortgage Corporation IO
      7.000%       02/15/2020
      (Cost $81,239)                        599,000               28,838
                                                             -----------


------------------------------------------------------------------------
VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND
------------------------------------------------------------------------

      COUPON         MATURITY
       RATE           DATE                   FACE                VALUE
------------------------------------------------------------------------
CASH EQUIVALENTS--26.7%
------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--1.2%
++  Merrimac Money Market Fund
      4.120%       07/02/2001           $10,773,488        $  10,773,488
                                                           -------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--8.6%
++  American Express Centurion Bank
      4.000%       07/09/2001            14,608,120           14,608,120
++American Express Centurion Bank
      3.950%       07/11/2001            18,260,151           18,260,151
++Bank of Montreal
      3.800%       07/12/2001            36,520,302           36,520,302
++Bank of Nova Scotia
      4.070%       07/13/2001             5,478,046            5,478,046
                                                           -------------
                                                              74,866,619
                                                           -------------

FLOATING RATE INSTRUMENTS/MASTER NOTES--16.9%
++  Banc One
      4.058%       07/02/2001            12,782,106           12,782,106
++  BB&T Corporation
      3.861%       11/20/2001             9,130,075            9,130,075
++  CS First Boston
      4.165%       07/02/2001            56,606,468           56,606,468
++  Fleet National Bank
      4.205%       10/31/2001             8,773,768            8,773,768
++  Goldman Sachs & Co
      4.020%       07/24/2001             9,130,075            9,130,075
++  Goldman Sachs & Co
      3.840%       03/21/2002             9,130,075            9,130,075
++  Merrill Lynch
      3.940%       04/05/2002             9,130,075            9,130,075
++  Morgan Stanley Dean Witter & Co
      4.225%       10/01/2001            18,260,151           18,260,151
++  Morgan Stanley Dean Witter & Co
      3.980%       09/14/2001             9,130,075            9,130,075
++  Morgan Stanley Dean Witter & Co
      3.960%       07/16/2001             5,478,046            5,478,046
                                                           -------------
                                                             147,550,914
                                                           -------------

TOTAL CASH EQUIVALENTS
    (Cost $233,191,021)                                      233,191,021
                                                           -------------


REPURCHASE AGREEMENTS--4.2%
IBT Repurchase Agreement
    dated 06/29/2001 due
    07/02/2001, with a maturity
    value of $36,728,132 and an
    effective yield of 3.08%
    collateralized by U.S. Government
    Obligations with rates ranging
    from 6.38% to 7.93%, maturity
    dates ranging from 03/15/2011 to
    08/01/2030 and an aggregate
    market value of $38,554,978.
                                        $36,716,696        $  36,716,696
                                                           -------------


TOTAL INVESTMENTS--125.1%
      **(Cost $1,069,328,007)                              1,091,954,969
    Other assets less liabilities--(25.1%)                   (219,345,654)
                                                           -------------
NET ASSETS--100.0%                                         $ 872,609,315
                                                           =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
IO   Interest Only Obligation
*    Non-income producing security.
+    Denotes all or a portion of security on loan (Note 4).
**   The aggregate identified cost for federal income tax purposes is
     $1,069,328,007. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:


             Unrealized appreciation                       $ 146,442,876
             Unrealized depreciation                        (123,815,914)
                                                           -------------
             Net unrealized appreciation                   $  22,626,962
                                                           =============


++ Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.


VANTAGEPOINT
INTERNATIONAL FUND                           SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--92.8%
------------------------------------------------------------------------
AUSTRALIA--1.7%
   Australia & New Zealand
     Banking Group Ltd.                      97,256           $  837,870
   BHP Billiton Ltd.                        129,955              705,366
   Brambles Industries Ltd.                  10,900              266,649
   Broken Hill Proprietary
     Company Ltd.                           122,012              646,090
*+ Cable & Wireless Optus Ltd.              113,000              213,660
   Foster's Brewing Group Ltd.              155,327              433,813
+  News Corporation Ltd. ADR                 10,500              390,075
   Publishing & Broadcasting Ltd.            49,220              227,770
   QBE Insurance Group Ltd.                  81,386              489,862
   Western Management
     Corporation Holding Ltd.                65,800              321,262
   Westpac Banking Corporation
     Ltd.                                    46,256              340,837
   Woolworths Ltd.                           47,536              266,496
                                                              ----------
                                                               5,139,750
                                                              ----------

BELGIUM--0.3%
   Dexia                                     19,800              314,077
   Fortis Class B                            16,420              396,114
   UCB SA                                     1,702               59,139
                                                              ----------
                                                                 769,330
                                                              ----------

BRAZIL--0.1%
+  Companhia Brasileira de
     Distribuicao Grupo Pao de
     Acucar ADR                               6,000              139,260
   Telecomunicacoes Brasileiras
     SA ADR                                   3,959              185,083
+  Uniao de Bancos Brasileiros SA             5,300              134,885
                                                              ----------
                                                                 459,228
                                                              ----------

CANADA--1.5%
*  ATI Technologies, Inc.                    42,700              398,588
   Abitibi-Consolidated, Inc.                30,200              229,866
   Alcan Aluminum Ltd.                        3,940              165,524
   Bank of Nova Scotia                        8,700              260,579
   Bombardier, Inc. Class B                  25,000              378,925
*+ Celestica, Inc.                           12,529              645,244
*  Fairfax Financial Holdings Ltd.            1,200              180,223
   Magna International Inc. Class A           9,800              600,613
   MDS, Inc.                                  4,200               46,499
*  Mitel Corporation                         13,000              132,470
+  Nortel Networks Corporation               46,700              421,701
   Royal Bank of Canada                       6,940              221,039
   Thomson Corporation                       25,000              855,053
                                                              ----------
                                                               4,536,324
                                                              ----------

DENMARK--0.3%
   Tele Danmark A/S                          24,310              876,171
                                                              ----------

FINLAND--1.7%
   Nokia Corporation ADR                     13,100              288,724
   Nokia OYJ                                161,755            3,665,304
   UPM-Kymmene OYJ                           42,800            1,209,661
                                                              ----------
                                                               5,163,689
                                                              ----------

FRANCE--11.4%
   Accor SA                                   4,800              202,539
   Alcatel                                   35,056              732,930
+  Alstom                                    35,700              992,978
   Altran Technologies SA                     1,370               63,780
   Aventis SA                                40,065            3,198,012
   AXA                                      101,424            2,888,880
+  Banque National de Paris                  30,484          $ 2,652,577
+  Bouygues SA                               31,600            1,067,777
   Canal Plus                                   560                1,673
   Cap Gemini SA                              2,413              175,654
   Carrefour Supermarche SA                   3,400              179,871
   Christian Dior SA                          5,200              187,066
+  Compagnie de Saint Gobain                  7,990            1,085,488
   Compagnie Generale des
     Etablissements Michelin Class B         12,000              379,584
+  Groupe Danone                              5,150              706,632
   Hermes International                       1,730              238,691
+  LMVH                                       6,625              333,662
+  Lafarge SA                                   658               56,254
   Lagardere S.C.A.                          30,400            1,430,709
   Legrand SA                                 2,340              446,846
   L'Oreal SA                                 2,459              158,709
*  Orange SA                                 43,940              357,056
*  PSA Peugeot Citroen                        1,000              271,458
   Pechiney SA Class A                       18,000              914,170
+  Sanofi-Synthelabo SA                      44,620            2,927,076
   Schneider SA                               3,730              206,170
   Societe BIC SA                            10,000              363,975
   Societe Generale Class A                   4,260              252,232
+  Societe Television Francaise 1            36,265            1,057,807
   Sodexho Alliance SA                       11,954              558,035
   Sodexho Alliance SA - Rights               9,534                7,747
+  STMicroelectronics NV                     28,854            1,001,367
+  STMicroelectronics NV NY Shares            1,200               40,800
   Suez SA                                   71,950            2,314,286
   Total SA Class B                          34,648            4,850,826
   Vivendi Universal SA                      45,322            2,641,289
                                                              ----------
                                                              34,944,606
                                                              ----------

GERMANY--5.0%
   Aixtron AG                                 8,000              229,558
+  Allianz AG                                13,069            3,835,299
   Aventis SA                                 3,295              256,593
   Bayer AG                                   4,890              190,401
   Bayerische Motoren Werke AG               18,200              599,271
+  DaimlerChrysler AG                        19,500              895,442
   Deutsche Bank AG                          18,490            1,324,694
+  Deutsche Telekom AG                       11,904              268,630
   Epcos AG                                   5,871              319,589
   Gehe AG                                    7,102              275,928
   HypoVereinsbank                           50,969            2,489,346
   Infineon Technologies AG                   5,800              135,991
   Infineon Technologies AG ADR              10,700              250,915
+  Metro AG                                  22,600              851,279
   Rhoen-Klinikum AG                          2,286              106,444
   SAP AG                                     2,570              354,370
   Siemens AG                                13,248              813,002
   Thyssen Krupp AG                          43,100              565,472
+  VEBA AG                                   31,135            1,618,154
                                                              ----------
                                                              15,380,378
                                                              ----------

HONG KONG--2.3%
   Cheung Kong (Holdings) Ltd.              158,330            1,725,433
*  China Telecom                            312,870            1,652,642
   Henderson Land Development
     Company Ltd.                            31,950              141,730
   Hong Kong Land Holdings Ltd.              38,000               68,400
   Hutchison Whampoa Ltd.                   234,374            2,366,334
   Johnson Electric Holdings Ltd.           384,000              526,771
   Li & Fung Ltd.                           108,000              177,239
   Shangri-La Asia Ltd.                     200,000              175,640
   Swire Pacific Ltd. Class A                69,000              357,392
                                                              ----------
                                                               7,191,581
                                                              ----------

VANTAGEPOINT
INTERNATIONAL FUND                         SHARES               VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
INDIA--0.2%
   ICICI Ltd. ADR                            24,765          $   227,838
   Reliance Industries Ltd. GDR              16,300              254,280
                                                             -----------
                                                                 482,118
                                                             -----------
IRELAND--0.9%
   Allied Irish Banks PLC                    37,535              432,095
   CRH PLC                                   33,121              563,511
*+ Elan Corporation PLC ADR                  22,800            1,390,800
   Irish Life & Permanent PLC                 8,300               96,953
*+ SmartForce PLC ADR                        10,649              375,164
                                                             -----------
                                                               2,858,523
                                                             -----------
ISRAEL--0.0%
*  Check Point Software
     Technologies Ltd.                        2,188              110,647
                                                             -----------
ITALY--4.0%
+  Alleanza Assicurazioni                   112,100            1,182,296
+  Assicurazioni Generali                    27,966              840,353
+  Banca Intesa SpA                         382,296            1,349,390
*  Banca Nazionale del Lavoro                31,500               98,655
   Bipop-Carire SpA                          38,340              144,093
   ENI SpA ADR                                2,000              123,400
+  ENI SpA                                  326,395            3,978,396
   Fiat Private Shares                       13,000              168,580
+  Istituto Bancario San Paolo
     di Torino                               94,550            1,211,687
   Mediaset SpA                              10,000               84,137
   Mediolanum SpA                            21,580              217,371
+  Olivetti                                 463,542              820,052
+  Telecom Italia Mobile SpA                103,690              528,363
+  Telecom Italia SpA                        24,424              219,142
+  Telecom Italia SpA RNC                    77,000              367,598
+  Unicredito Italiano SpA                  183,160              786,031
                                                             -----------
                                                              12,119,544
                                                             -----------
JAPAN--20.8%
   Acom Co. Ltd.                              8,300              732,764
   Advantest Corporation                      9,300              797,186
   Aiful Corporation                          4,975              448,791
   Canon, Inc.                               81,000            3,273,518
+  Chugai Pharm Company Ltd.                 32,000              486,762
   DDI Corporation                               53              247,342
   Daiwa Securities Company Ltd.             40,000              418,572
   East Japan Railway Company                   109              629,300
   Fanuc Ltd.                                 6,200              308,732
   Fuji Soft ABC, Inc.                        4,000              235,106
   Fuji Television Network, Inc.                 41              235,723
   Fujisawa Pharmaceutical
     Company Ltd.                             4,000               90,450
   Fujitsu Ltd.                             195,000            2,048,358
   Fujitsu Support & Service, Inc.              800               27,841
   Furkukawa Electric Company
     Ltd. (The)                              17,000              135,635
   Hirose Electronics Company Ltd.            7,700              586,561
   Hitachi Ltd.                             242,000            2,377,118
   Hoya Corporation                           3,000              190,041
   Ito-Yokado Company Ltd.                    4,000              184,428
   JUSCO Company Ltd.                        31,000              683,587
   Japan Airlines Company Ltd.               73,000              234,732
   Japan Tobacco, Inc.                           14               96,544
   Kao Corporation                           68,000            1,690,324
   Keyence Corporation                        1,640              325,475
   Kokusai Securities Company Ltd.           20,000              145,938
   Kokuyo Company Ltd.                        8,000               84,035
   Kyocera Corporation                       10,600              934,969
   Mabuchi Motor Company, Ltd.                2,500           $  256,194
   Marui Company Ltd.                        33,000              476,306
   Matsushita Communication
     Industrial Co. Ltd.                      5,500              250,501
   Matsushita Electric Industrial
     Company Ltd.                            43,000              673,049
   Mitsubishi Heavy Industries Ltd.          88,000              401,509
*  Mitsubishi Motor Corporation             113,000              376,030
   Mitsui Fudosan Company Ltd.               82,000              883,714
   Mitsui Marine & Fire Insurance
     Company Ltd.                            97,000              496,242
   Mizuho Holdings, Inc.                        472            2,195,173
   Murata Manufacturing
     Company Ltd.                            21,300            1,415,900
   NEC Corporation                          143,000            1,932,116
   NTT DoCoMo, Inc.                             281            4,889,504
   Nichicon Corporation                      13,000              169,810
   Nikko Securities Company Ltd.            288,000            2,307,053
   Nikon Corporation                         54,000              512,676
   Nintendo Company Ltd.                      6,700            1,219,549
   Nippon Telegraph & Telephone
     Corporation                                131              682,784
   Nissan Motor Company Ltd.                381,000            2,630,424
   Nomura Securities Company Ltd.            74,000            1,418,173
   Orix Corporation                          12,740            1,239,165
   Promise Co., Ltd.                          2,900              239,050
   Rohm Company Ltd.                          5,500              854,703
   Sankyo Company Ltd.                       36,000              649,508
   Sekisui House Ltd.                        34,000              288,718
   Seven-Eleven Japan
     Company Ltd.                             7,000              273,354
   Shin-Etsu Chemical
     Company Ltd.                            26,000              954,855
   Shionogi & Co. Ltd.                       48,000            1,000,723
   Shiseido Company                          22,000              206,400
   Sony Corporation                          75,800            4,984,040
   Sony Corporation ADR                         400               26,320
   Sumitomo Bank Ltd.                       306,600            2,532,271
   Sumitomo Corporation                      34,000              238,007
   Sumitomo Realty & Development
     Co. Ltd.                                37,000              220,143
   Sumitomo Trust & Banking
     Company Ltd.                           171,000            1,076,377
   Suzuki Motor Corporation                  16,000              212,974
   TDK Corporation                            7,000              326,117
   Taiyo Yuden Co. Ltd.                      12,000              319,462
   Takeda Chemical Industries                 5,000              232,540
   Tokyo Electronics Ltd.                    27,900            1,689,080
   Tokyo Seimitsu Company Ltd.                5,300              272,841
   Toray Industries, Inc.                   104,000              415,303
   Toshiba Corporation                      106,000              560,136
   Toyota Motor Credit Corporation           15,500              545,626
*+ UFJ Holdings, Inc.                           115              618,756
   Uni-Charm Corporation                     10,000              323,952
   Ushio, Inc.                               11,000              150,918
   Yamanouchi Pharmaceutical
     Company Ltd.                            83,000            2,329,403
                                                             -----------
                                                              63,617,281
                                                             -----------

LUXEMBOURG--0.0%
   Societe Europeenne des Satellites            518               70,593
                                                             -----------
MEXICO--1.0%
*+ America Movil SA de CV ADR                29,700              619,542
   Cemex SA de CV ADR                            39                1,034
   Fomento Economico Mexicano
     SA de CV                               101,030              429,751
   Grupo Financiero Banamex
     Accival SA de CV                        50,000              129,545

VANTAGEPOINT
INTERNATIONAL FUND                         SHARES               VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
*  Grupo Televisa SA ADR                     13,927          $   557,219
+  Telefonos de Mexico SA ADR                35,349            1,240,396
                                                             -----------
                                                               2,977,487
                                                             -----------
NETHERLANDS--8.7%
   ABN AMRO Holding NV                      186,262            3,498,522
*  ASM Lithography Holdings NV               67,580            1,515,313
   Aegon NV                                  58,129            1,636,017
   Akzo Nobel NV                             52,945            2,240,775
   Elsevier NV                               11,840              147,324
*  Equant NV                                  1,686               43,028
   Fortis Amev NV                            20,330              494,224
   Getronics NV                              77,200              320,195
   Hagemeyer NV                              11,000              211,825
   Heineken Holding NV Class A               17,375              529,456
   Heineken NV                               64,231            2,589,586
*  ING Groep NV                              72,810            4,757,857
*  KPN NV                                     2,558               14,507
   Koninklijke (Royal) Philips
     Electronics NV                         143,910            3,813,975
   Koninklijke (Royal) Philips
     Electronics NV NY Shares                 5,400              142,722
   Royal Dutch Petroleum Company             19,050            1,096,173
*  United Pan-Europe
     Communications NV                       19,102               48,507
   VNU NV                                    53,620            1,815,471
   Wolters Kluwer NV                         62,314            1,674,683
                                                             -----------
                                                              26,590,160
                                                             -----------
NORWAY--0.4%
   Norsk Hydro ASA                            9,800              415,179
   Orkla ASA Class A                         17,400              314,990
*  Statoil ASA                               63,910              472,365
                                                             -----------
                                                              1,202,534
                                                             -----------
PORTUGAL--0.5%
*  Jeronimo Martins, SGPS SA                  6,950               44,709
*  Portugal Telecom SA                      171,500            1,196,178
   Portugal Telecom SGPS
     SA - Rights                            168,600               22,835
*  Telecel-Comunicacoes Pessoai SA           40,000              326,732
                                                             -----------
                                                               1,590,454
                                                             -----------
RUSSIA--0.1%
+  OAO Lukoil Holding ADR                     8,000              383,722
                                                             -----------
SINGAPORE--1.7%
   Creative Technology Ltd.                   2,000               16,795
   Creative Technology Ltd.
     (foreign shares)                         5,000               42,300
   Datacraft Asia Ltd.                       22,006               89,784
*  Flextronics International Ltd.             8,810              230,029
   Overseas Union Bank                       45,000              233,397
   Overseas-Chinese Banking
     Corporation Ltd.                       176,050            1,149,833
   Singapore Airlines Ltd.                   21,000              145,226
   Singapore Press Holdings Ltd.             42,000              461,030
   Singapore Technologies
     Engineering Ltd.                       250,000              354,000
   United Overseas Bank Ltd.                381,012            2,404,833
                                                             -----------
                                                               5,127,227
                                                             -----------
SOUTH KOREA--0.9%
   Hyundai Motor Company GDR                 32,000              360,000
+  Korea Telecom Corporation ADR              5,841              128,385
   Pohang Iron & Steel Co. Ltd.               6,229              122,836
   Samsung Electronics                        3,100           $  457,670
   Samsung Electronics GDR                   23,330            1,830,239
                                                             -----------
                                                               2,899,130
                                                             -----------
SPAIN--2.3%
   Banco Bilbao Vizcaya SA                  117,795            1,523,537
   Banco Santander Central Hispano           58,451              529,397
+  Endesa SA                                130,474            2,080,695
*  Industria de Diseno Textil
     SA (Inditex)                            17,800              284,009
   Repsol SA                                 11,289              186,334
*  Telefonica SA                            157,530            1,941,463
*+ Telefonica SA ADR                         11,231              418,242
                                                             -----------
                                                               6,963,677
                                                             -----------
SWEDEN--2.5%
   Assa Abloy AB                             28,000              400,147
+  Electrolux AB Class B                     96,130            1,329,612
   ForeningsSparbanken AB                    39,500              457,402
   Hennes & Mauritz AB                       22,830              391,306
   Investor AB B Shares                     152,100            1,936,021
   Nordbanken Holding AB                    140,252              799,156
   Sandvik AB                                 3,180               64,003
+  Securitas AB Class B                      56,521              989,547
   Svenska Handelsbanken AB
     Class A                                 29,000              414,439
+  Telefonaktiebolaget LM Ericsson
     AB Class B                             171,990              940,476
                                                             -----------
                                                               7,722,109
                                                             -----------
SWITZERLAND--4.3%
   ABB Ltd.                                  55,944              845,807
   Adecco SA                                 20,720              974,327
   Compagnie Financiere
     Richemont AG                               447            1,142,905
*  Credit Suisse Group                        4,618              758,501
   Holcim Ltd.                                3,733              183,008
   Holcim Ltd. Class B                        3,173              645,500
   Nestle SA                                 10,460            2,220,955
   Novartis AG                               32,320            1,168,594
   PubliGroupe SA                               126               44,542
   Roche Holding AG                          28,866            2,077,786
   Schweizerische
     Rueckversicherungs-Gesellschaft            297              592,976
   SGS Societe Generale de
     Surveillance Holding SA                    360               65,033
   Swisscom AG                                1,688              401,570
*  Syngenta AG                                4,300              225,865
*  Syngenta AG ADR                              174                1,879
   UBS AG                                     6,840              978,989
   Zurich Financial Services AG               2,885              982,994
                                                             -----------
                                                              13,311,231
                                                             -----------
TAIWAN--0.7%
*  Taiwan Semiconductor
     Manufacturing Company Ltd.             264,936              492,463
*+ Taiwan Semiconductor
     Manufacturing Company
     Ltd. ADR                                99,651            1,513,699
                                                             -----------
                                                               2,006,162
                                                             -----------
UNITED KINGDOM--19.5%
*  Abbey National PLC                        10,910              191,371
   AstraZeneca Group PLC                     42,684            1,973,170
+  AstraZeneca Group PLC ADR                  1,400               65,450
*  Autonomy Corporation PLC                  14,500               86,825
   BG Group PLC                              15,666               61,857

VANTAGEPOINT
INTERNATIONAL FUND                         SHARES               VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------
   BP Amoco PLC                             352,980         $  2,906,826
   British Aerospace PLC                    368,139            1,766,073
   British Telecommunications PLC           323,790            2,039,165
   Cable & Wireless PLC                      49,168              289,737
   Cadbury Schweppes PLC                    256,470            1,732,634
*  Celltech Group PLC                        19,494              329,033
   Centrica PLC                             102,105              326,910
*  Compass Group PLC                        222,070            1,780,255
   David S. Smith Holdings PLC               24,130               47,937
   Diageo PLC                               299,377            3,290,004
*  Dimension Data Holdings PLC               87,000              330,948
   Electrocomponents PLC                     33,160              251,349
   GKN PLC                                   48,260              463,716
   GlaxoSmithKline PLC                      219,152            6,175,287
   Granada Compass PLC                      277,956              584,481
   Great Universal Stores PLC               163,460            1,401,375
   HSBC Holdings PLC                        230,400            2,734,848
   HSBC Holdings PLC
     (foreign shares)                        24,770              292,960
   Halifax PLC                               71,500              828,056
   Hays PLC                                  96,136              248,204
   Hilton Group PLC                          25,910               87,247
   Invensys PLC                             885,605            1,684,421
   J Sainsbury PLC                            1,820               11,366
   Kingfisher PLC                            60,396              327,395
   Lattice Group PLC                         39,666               88,717
   Lloyds TSB Group PLC                     111,038            1,113,089
   Marks & Spencer PLC                       55,000              203,022
   National Grid Group PLC                  155,500            1,148,010
   Pearson PLC                               33,100              546,560
   Prudential Corporation PLC                53,200              645,353
   Reckitt Benckiser PLC                      9,000              129,972
   Reed International PLC                   175,740            1,559,886
   Reuters Group PLC                         47,000              611,197
   Rio Tinto PLC                             55,467              986,225
   Royal Bank of Scotland
     Group PLC                               95,730            2,113,489
   Shell Transport & Trading
     Company                                422,470            3,517,739
*  Shire Pharmaceuticals
     Group PLC                               13,000              237,007
   Smiths Industries PLC                     52,800              613,721
   Standard Chartered PLC                    38,000              487,734
   Tate & Lyle PLC                           94,200              371,610
   Tesco PLC                                488,275            1,764,528
   Tomkins PLC                              122,528              315,914
   Unilever PLC                             144,636            1,220,641
   United Business Media PLC                 14,861              121,021
   Vodafone Group PLC                     2,786,273            6,182,740
   WPP Group PLC                            102,680            1,012,661
   Zeneca Group PLC                          54,585            2,547,870
                                                             -----------
                                                              59,847,606
                                                             -----------
TOTAL COMMON STOCKS
   (Cost $323,728,664)                                      $284,341,262
                                                             -----------
-------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
-------------------------------------------------------------------------
AUSTRALIA--0.2%
   News Corporation Ltd.                     93,376              750,482
                                                             -----------
BRAZIL--0.3%
   Petroleo Brasileiro SA                    32,160              751,537
                                                             -----------
TOTAL PREFERRED STOCKS
   (Cost $1,684,312)                                           1,502,019
                                                             -----------
COUPON              MATURITY
RATE                  DATE                  FACE               VALUE
-------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.1%
-------------------------------------------------------------------------
BERMUDA--0.1%
   Sanwa International Finance Bermuda Trust
     1.250%       08/01/2005
     (Cost $383,480)                    $39,000,000           $  279,107
                                                             -----------
-------------------------------------------------------------------------
CASH EQUIVALENTS--12.7%
-------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.6%
++ Merrimac Money Market Fund
     4.120%        07/02/2001             1,802,033            1,802,033
                                                             -----------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--4.1%
++ American Express Centurion Bank
     4.000%        07/09/2001             2,443,434            2,443,434
++ American Express Centurion Bank
     3.950%        07/11/2001             3,054,293            3,054,293
++ Bank of Montreal
     3.800%        07/12/2001             6,108,586            6,108,586
++ Bank of Nova Scotia
     4.070%        07/13/2001               916,288              916,288
                                                             -----------
                                                              12,522,601
                                                             -----------
FLOATING RATE INSTRUMENTS/MASTER
NOTES--8.0%
++ Banc One
     4.058%        07/02/2001             2,138,005            2,138,005
++ BB&T Corporation
     3.861%        11/20/2001             1,527,146            1,527,146
++ CS First Boston
     4.165%        07/02/2001             9,468,309            9,468,309
++ Fleet National Bank
     4.205%        10/31/2001             1,467,550            1,467,550
++ Goldman Sachs & Co
     4.020%        07/24/2001             1,527,146            1,527,146
++ Goldman Sachs & Co
     3.840%        03/21/2002             1,527,146            1,527,146
++ Merrill Lynch
     3.940%        04/05/2002             1,527,146            1,527,146
++ Morgan Stanley Dean Witter & Co
     4.225%        10/01/2001             3,054,293            3,054,293
++ Morgan Stanley Dean Witter & Co
     3.980%        09/14/2001             1,527,146            1,527,146
++ Morgan Stanley Dean Witter & Co
     3.960%        07/16/2001               916,288              916,288
                                                             -----------
                                                              24,680,175
                                                             -----------
TOTAL CASH EQUIVALENTS
  (Cost $39,004,809)                                          39,004,809
                                                             -----------

VANTAGEPOINT
INTERNATIONAL FUND                         SHARES               VALUE
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.5%
-------------------------------------------------------------------------
UNITED STATES--5.5%
IBT Repurchase Agreement
   dated 06/29/2001 due
   07/02/2001, with a maturity
   value of $17,019,498 and an
   effective yield of 3.08%
   collateralized by U.S.
   Government Obligations with
   rates ranging from 6.81% to
   7.99%, maturity dates ranging
   from 02/01/2009
   to 04/01/2026 and an aggregate
   market value of $17,866,674.         $17,015,444        $  17,015,444
                                                           -------------
TOTAL INVESTMENTS--111.6%
  ** (Cost $381,816,709)                                     342,142,641
Other assets less liabilities--(11.6%)                       (35,695,037)
                                                           -------------
NET ASSETS--100.0%                                         $ 306,447,604
                                                           =============


NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
*      Non-income producing security.
+      Denotes all or a portion of security on loan (Note 4).
**     The aggregate identified cost for federal income tax
       purposes is $381,816,709. Unrealized appreciation and depreci-
       ation, based on identifed tax cost at
       June 30, 2001 are as follows:

                 Unrealized appreciation                   $  16,199,969
                 Unrealized depreciation                     (55,874,037)
                                                           -------------
                 Net unrealized appreciation               $ (39,674,068)
                                                           =============

++ Represents collateral received from securities lending transactions.

                        See Notes to Financial Statements

--------------------------------------------------------------------------------
VANTAGEPOINT INTERNATIONAL FUND
--------------------------------------------------------------------------------
PERCENTAGE OF PORTFOLIO BY INDUSTRY (UNAUDITED):
   Banking                                                          13.5%
   Electronics                                                      11.8%
   Telecommunications                                               10.1%
   Floating Rate Instruments/Master Notes                            8.1%
   Pharmaceuticals                                                   7.9%
   Oil & Gas                                                         6.1%
   Beverages, Food & Tobacco                                         5.7%
   IBT Repurchase Agreement                                          5.6%
   Diversified                                                       4.3%
   Financial Services                                                4.3%
   Bank & Certificate Deposits/Offshore Time Deposits                4.1%
   Insurance                                                         3.8%
   Media - Broadcasting & Publishing                                 3.4%
   Automotive                                                        2.4%
   Commercial Services                                               2.4%
   Real Estate                                                       1.9%
   Retailers                                                         1.6%
   Chemicals                                                         1.3%
   Metals & Mining                                                   1.2%
   Utilities                                                         1.1%
   Medical Equipment & Supplies                                      1.0%
   Computers & Information                                           1.0%
   Water and Sewer                                                   0.8%
   Food Retailers                                                    0.7%
   Aerospace & Defense                                               0.7%
   Cosmetics & Personal Care                                         0.7%
   Forest Products & Paper                                           0.6%
   Institutional Money Market Funds                                  0.6%
   Communications                                                    0.5%
   Heavy Construction                                                0.4%
   Computer Software & Processing                                    0.4%
   Building Materials                                                0.4%
   Heavy Machinery                                                   0.4%
   Entertainment & Leisure                                           0.4%
   Home Furnishings & Appliances                                     0.4%
   Textiles, Clothing & Fabrics                                      0.3%
   Transportation                                                    0.3%
   Advertising                                                       0.3%
   Office Equipment & Supplies                                       0.2%
   Electrical Equipment                                              0.2%
   Construction                                                      0.2%
   Photographic Equipment & Supplies                                 0.2%
   Lodging                                                           0.1%
   Airlines                                                          0.1%
   Bio-Technology                                                    0.1%
   Health Care Providers                                             0.0%
   Household Products                                                0.0%
                                                                   -----
TOTAL INVESTMENTS                                                  111.6%
Other assets less liabilities                                      (11.6)%
                                                                   -----
TOTAL NET ASSETS                                                   100.0%
                                                                   =====

MODEL PORTFOLIO
SAVINGS ORIENTED FUND                   SHARES                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.7%
--------------------------------------------------------------------------------
   Vantagepoint Equity
     Income Fund                          1,431,064         $ 12,292,836
   Vantagepoint Growth &
     Income Fund                          1,164,776           12,288,388
   Vantagepoint Income
     Preservation Fund                      790,371           79,037,147
   Vantagepoint International Fund          656,501            6,125,154
   Vantagepoint U.S. Treasury
     Securities Fund                      1,198,051           12,028,433
                                                            ------------
                                                             121,771,958
                                                            ------------

TOTAL INVESTMENTS--99.7%
  ** (Cost $122,203,449)                                     121,771,958
Other assets less liabilities--0.3%                              321,031
                                                            ------------
NET ASSETS --100.0%                                         $122,092,989
             =====                                          ============



NOTES TO THE SCHEDULE OF INVESTMENTS:
** The aggregate identified cost for federal income tax purposes is $122,203,449. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

       Unrealized appreciation                               $ 1,638,308
       Unrealized depreciation                                (2,069,799)
                                                             -----------
       Net unrealized depreciation                           $  (431,491)
                                                             ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MODEL PORTFOLIO
CONSERVATIVE GROWTH FUND                     SHARES                VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.8%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
     Opportunities Fund                   1,166,494        $  13,671,313
   Vantagepoint Core Bond Index
     Fund Class I                         2,640,301           26,059,768
   Vantagepoint Equity Income
     Fund                                 3,083,233           26,484,968
   Vantagepoint Growth &
     Income Fund                          2,505,206           26,429,922
   Vantagepoint Growth Fund               2,769,572           26,615,591
   Vantagepoint Income
     Preservation Fund                    1,316,312          131,631,246
   Vantagepoint International
     Fund                                 1,411,336           13,167,768
                                                            ------------
                                                             264,060,576
                                                            ------------
TOTAL INVESTMENTS--99.8%
  **(Cost $271,148,611)                                      264,060,576
Other assets less liabilities--0.2%                              580,596
                                                            ------------
NET ASSETS--100.0%                                          $264,641,172
                                                            ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

** The aggregate identified cost for federal income tax purposes is $271,148,611. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

         Unrealized appreciation                            $  2,514,999
         Unrealized depreciation                              (9,603,034)
                                                            ------------
         Net unrealized depreciation                        $ (7,088,035)
                                                            ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MODEL PORTFOLIO
TRADITIONAL GROWTH FUND                      SHARES                VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.9%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
     Opportunities Fund                   4,717,881         $ 55,293,562
   Vantagepoint Core Bond Index
     Fund Class I                         5,298,931           52,300,445
   Vantagepoint Equity
     Income Fund                          6,181,977           53,103,184
   Vantagepoint Growth &
     Income Fund                          7,534,944           79,493,655
   Vantagepoint Growth Fund               8,347,858           80,222,915
   Vantagepoint Income
     Preservation Fund                    1,586,098          158,609,848
   Vantagepoint International Fund        5,675,114           52,948,817
                                                            ------------
                                                             531,972,426
                                                            ------------
TOTAL INVESTMENTS--99.9%
  **(Cost $558,718,319)                                      531,972,426
Other assets less liabilities--0.1%                              774,196
                                                            ------------
NET ASSETS--100.0%                                          $532,746,622
                                                            ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

** The aggregate identified cost for federal income tax purposes is $558,718,319. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

         Unrealized appreciation                           $   3,629,682
         Unrealized depreciation                             (30,375,575)
                                                           -------------
         Net unrealized depreciation                       $ (26,745,893)
                                                           =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MODEL PORTFOLIO
LONG-TERM GROWTH FUND                        SHARES                VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.9%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
     Opportunities Fund                   6,577,669         $ 77,090,283
   Vantagepoint Core Bond
     Index Fund Class I                   9,949,660           98,203,142
   Vantagepoint Equity
     Income Fund                          5,772,122           49,582,530
   Vantagepoint Growth &
     Income Fund                          9,370,416           98,857,894
   Vantagepoint Growth Fund              10,366,491           99,621,983
   Vantagepoint International Fund        5,288,572           49,342,381
   Vantagepoint Overseas Equity
     Index Fund Class I                   2,858,646           24,670,111
                                                           -------------
                                                             497,368,324
                                                           -------------
TOTAL INVESTMENTS--99.9%
  **(Cost $532,069,231)                                      497,368,324
Other assets less liabilities--0.1%                              399,003
                                                           -------------
NET ASSETS--100.0%                                         $ 497,767,327
                                                           =============


NOTES TO THE SCHEDULE OF INVESTMENTS:

** The aggregate identified cost for federal income tax purposes is $532,069,231. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

         Unrealized appreciation                           $   6,088,070
         Unrealized depreciation                             (40,788,977)
                                                           -------------
         Net unrealized depreciation                       $ (34,700,907)
                                                           =============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MODEL PORTFOLIO
ALL-EQUITY GROWTH FUND                       SHARES                VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
     Opportunities Fund                     455,344          $ 5,336,634
   Vantagepoint Equity
     Income Fund                            458,677            3,940,032
   Vantagepoint Growth &
     Income Fund                            494,583            5,217,852
   Vantagepoint Growth Fund                 679,344            6,528,498
   Vantagepoint International Fund          567,079            5,290,847
                                                             -----------
                                                              26,313,863
                                                             -----------

TOTAL INVESTMENTS--100.0%
  **(Cost $28,185,888)                                        26,313,863
Other assets less liabilities--(0.0%)                             (6,230)
                                                             -----------
NET ASSETS--100.0%                                           $26,307,633
                                                             ===========


NOTES TO THE SCHEDULE OF INVESTMENTS:

** The aggregate identified cost for federal income tax purposes is $28,185,888. Unrealized appreciation and depreciation, based on identifed tax cost at June 30, 2001 are as follows:

         Unrealized appreciation                             $   164,794
         Unrealized depreciation                              (2,036,819)
                                                             -----------
         Net unrealized depreciation                         $(1,872,025)
                                                             ===========


                See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO

                      STATEMENTS OF ASSETS AND LIABILITIES
                                JUNE 30, 2001 (UNAUDITED)

                                                                        BOND INDEX       EXTENDED INDEX     INTERNATIONAL INDEX
                                                                    MASTER PORTFOLIO    MASTER PORTFOLIO      MASTER PORTFOLIO
                                                                    ----------------    ----------------    -------------------
ASSETS
Investments at cost                                                 $   507,308,821       $ 228,550,833         $ 120,170,547
                                                                    ---------------       -------------         -------------
Foreign currency, at cost                                           $            --       $          --         $      70,505
                                                                    ---------------       -------------         -------------
Investments at market value (Note 1)+                                  $514,218,690       $ 200,245,430         $ 102,239,565
Investments in Master Portfolios, at market value (Note 1)                       --                  --                    --
Cash                                                                             --                  --                     9
Cash pledged for margin requirements (Note 1)                                    --                  --               403,753
Foreign currency, at value                                                       --                  --                70,567
Receivables:
   Investment securities sold                                             1,067,443             761,551
   Dividends and interest                                                 8,491,662             164,623               248,722
   Due from broker - variation margin                                            --             106,050                    --
Unrealized gain on forward currency exchange contracts                           --                  --                63,894
                                                                    ---------------       -------------         -------------
Total Assets                                                            523,777,795         201,277,654           103,026,510
                                                                    ---------------       -------------         -------------

LIABILITIES
Payables:
   Investment securities purchased                                          998,310             748,110                    --
   Due to broker - variation margin                                              --                  --               197,256
   Collateral for securities loaned (Note 4)                             30,357,899          16,536,410             6,582,963
   Advisory fees (Note 2)                                                   105,607              37,906                32,403
   Administration fees (Note 2)                                                  --              34,410                32,588
Unrealized loss on forward currency exchange contracts                           --                  --               133,851
                                                                    ---------------       -------------         -------------
Total Liabilities                                                        31,461,816          17,356,836             6,979,061
                                                                    ---------------       -------------         -------------
NET ASSETS                                                          $   492,315,979       $ 183,920,818         $  96,047,449
                                                                    ===============       =============         =============



                                                                        S&P 500 INDEX    U.S. EQUITY INDEX
                                                                      MASTER PORTFOLIO    MASTER PORTFOLIO
                                                                      ----------------    ----------------
ASSETS
Investments at cost                                                   $2,842,931,519      $           --
                                                                       -------------      --------------
Foreign currency, at cost                                             $           --      $           --
                                                                       -------------      --------------
Investments at market value (Note 1)+                                 $3,015,582,346      $           --
Investments in Master Portfolios, at market value (Note 1)                        --         522,655,073
Cash                                                                             724                  --
Cash pledged for margin requirements (Note 1)                                     --                  --
Foreign currency, at value                                                        --                  --
Receivables:
   Investment securities sold                                              1,111,121                  --
   Dividends and interest                                                  2,573,663                  --
   Due from broker - variation margin                                         95,175                  --
Unrealized gain on forward currency exchange contracts                            --                  --
                                                                       -------------      --------------
Total Assets                                                           3,019,363,029         522,655,073
                                                                       -------------      --------------

LIABILITIES
Payables:
   Investment securities purchased                                         3,270,489                  --
   Due to broker - variation margin                                               --                  --
   Collateral for securities loaned (Note 4)                             112,338,545                  --
   Advisory fees (Note 2)                                                    385,553              38,190
   Administration fees (Note 2)                                                   --              38,189
Unrealized loss on forward currency exchange contracts                            --                  --
                                                                       -------------      --------------
Total Liabilities                                                        115,994,587              76,379
                                                                       -------------      --------------
NET ASSETS                                                            $2,903,368,442      $  522,578,694
                                                                      ==============      ==============

+ Includes securities on loan with market values of $29,688,839,
  $15,689,218, $6,230,918, $108,650,593 and $--, respectively.
See Note 4.


   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                                        BOND INDEX       EXTENDED INDEX     INTERNATIONAL INDEX
                                                                    MASTER PORTFOLIO    MASTER PORTFOLIO      MASTER PORTFOLIO
                                                                    ----------------    ----------------    -------------------
NET INVESTMENT INCOME
   Dividends+                                                          $         --        $    875,715          $  1,104,486
   Interest                                                              14,644,226              54,487                47,385
   Securities lending income                                                 36,068              57,544                29,636
   Expenses allocated from Master Portfolios (See Note 1)                        --                  --                    --
                                                                       ------------        ------------          ------------
Total investment income                                                  14,680,294             987,746             1,181,507
                                                                       ------------        ------------          ------------
EXPENSES (NOTE 2)
   Advisory fees                                                            189,076              72,084                74,741
   Administration fees                                                           --              18,021                49,827
                                                                       ------------        ------------          ------------
Total expenses                                                              189,076              90,105               124,568
                                                                       ------------        ------------          ------------
Net investment income                                                    14,491,218             897,641             1,056,939
                                                                       ------------        ------------          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on sale of investments                          247,671            (282,944)              (24,397)
   Net realized gain (loss) on sale of futures contracts                         --             310,188               (93,010)
   Net realized loss on foreign currency transactions                            --                  --               (95,553)
   Net change in unrealized appreciation (depreciation)
     of investments                                                       1,179,640          (8,858,225)          (16,662,253)
   Net change in unrealized appreciation (depreciation) of
     futures contracts                                                           --             (32,900)              (42,344)
   Net change in unrealized appreciation (depreciation)
     on translation of assets and liabilities in
     foreign currencies                                                          --                  --              (106,890)
                                                                       ------------        ------------          ------------
Net gain (loss) on investments                                            1,427,311          (8,863,881)          (17,024,447)
                                                                       ------------        ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $ 15,918,529        $ (7,966,240)         $(15,967,508)
                                                                       ============        ============          ============


                                                                      S&P 500 INDEX    U.S. EQUITY INDEX
                                                                    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                                    ----------------    ----------------
NET INVESTMENT INCOME
   Dividends+                                                          $ 17,792,428        $  3,058,743*
   Interest                                                                 871,088             206,103*
   Securities lending income                                                 66,618                  --
   Expenses allocated from Master Portfolios (See Note 1)                        --            (159,144)*
                                                                       ------------        ------------
Total investment income                                                  18,730,134           3,105,702
                                                                       ------------        ------------
EXPENSES (NOTE 2)
   Advisory fees                                                            738,193              25,394
   Administration fees                                                           --              25,394
                                                                       ------------        ------------
Total expenses                                                              738,193              50,788
                                                                       ------------        ------------
Net investment income                                                    17,991,941           3,054,914
                                                                       ------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on sale of investments                       53,207,201           7,344,295*
   Net realized gain (loss) on sale of futures contracts                 (1,743,544)                 --
   Net realized loss on foreign currency transactions                            --                  --
   Net change in unrealized appreciation (depreciation)
     of investments                                                    (284,704,909)        (45,599,916)*
   Net change in unrealized appreciation (depreciation) of
     futures contracts                                                      154,737                  --
   Net change in unrealized appreciation (depreciation)
     on translation of assets and liabilities in
     foreign currencies                                                          --                  --
                                                                      -------------        ------------
Net gain (loss) on investments                                         (233,086,515)        (38,255,621)
                                                                      -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $(215,094,574)       $(35,200,707)
                                                                      =============        ============

+  Net of foreign withholding tax of $--, $50, $153,126, $95,587 and $13,693, respectively.
 * Allocated from Master Portfolios

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                              BOND INDEX                             EXTENDED INDEX
                                                           MASTER PORTFOLIO                         MASTER PORTFOLIO
                                                 ------------------------------------      ----------------------------------
                                                  FOR THE SIX            FOR THE            FOR THE SIX            FOR THE
                                                 MONTHS ENDED          YEAR ENDED          MONTHS ENDED          YEAR ENDED
                                                 JUNE 30, 2001        DECEMBER 31,         JUNE 30, 2001        DECEMBER 31,
                                                  (UNAUDITED)             2000              (UNAUDITED)             2000
                                                 --------------       ---------------      ---------------     --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                         $  14,491,218          $ 29,718,038         $   897,641         $   2,199,738
   Net realized gain (loss)                            247,671            (7,866,535)             27,244            21,750,895
   Net change in unrealized appreciation
     (depreciation)                                  1,179,640            27,573,231          (8,891,125)          (64,094,244)
                                                 -------------          ------------        -------------        --------------
Net increase (decrease) in net assets
   resulting from operations                        15,918,529            49,424,734          (7,966,240)          (40,143,611)
                                                 -------------          ------------        -------------        --------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                    82,808,280           173,591,447          19,806,732           163,481,883
   Withdrawals                                     (57,289,463)         (216,581,461)        (27,170,856)         (126,543,641)
                                                 -------------          ------------        -------------        --------------
Net increase (decrease) in net assets
   resulting from interestholder
   transactions                                     25,518,817           (42,990,014)         (7,364,124)           36,938,242
                                                 -------------          ------------        -------------        --------------
Increase (decrease) in net assets                   41,437,346             6,434,720         (15,330,364)           (3,205,369)
NET ASSETS:
Beginning of period                                450,878,633           444,443,913         199,251,182           202,456,551
                                                 -------------          ------------        -------------        --------------
End of period                                     $492,315,979          $450,878,633        $183,920,818         $ 199,251,182
                                                 =============          ============        ============         =============


                                                         INTERNATIONAL INDEX
                                                           MASTER PORTFOLIO
                                                  -----------------------------------
                                                    FOR THE SIX            FOR THE
                                                   MONTHS ENDED          YEAR ENDED
                                                   JUNE 30, 2001        DECEMBER 31,
                                                    (UNAUDITED)             2000
                                                  ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                            $  1,056,939         $  1,038,737
   Net realized gain (loss)                             (212,960)           1,485,818
   Net change in unrealized appreciation
     (depreciation)                                  (16,811,487)         (13,054,638)
                                                    -------------        -------------
Net increase (decrease) in net assets
   resulting from operations                         (15,967,508)         (10,530,083)
                                                    -------------        -------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                      15,561,664           96,549,910
   Withdrawals                                        (9,369,893)         (43,819,294)
                                                    -------------        -------------
Net increase (decrease) in net assets
   resulting from interestholder
   transactions                                        6,191,771           52,730,616
                                                    -------------        -------------
Increase (decrease) in net assets                     (9,775,737)          42,200,533
NET ASSETS:
Beginning of period                                  105,823,186           63,622,653
                                                    -------------        -------------
End of period                                       $ 96,047,449         $105,823,186
                                                    =============        ============

   The accompanying notes are an integral part of these financial statements.


                                                                                S&P 500 INDEX MASTER PORTFOLIO
                                                                           ---------------------------------------
                                                                            FOR THE SIX               FOR THE
                                                                           MONTHS ENDED             YEAR ENDED
                                                                           JUNE 30, 2001           DECEMBER 31,
                                                                            (UNAUDITED)                2000
                                                                           ---------------        ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                                   $   17,991,941         $    47,775,321
   Net realized gain                                                           51,463,657             854,753,964
   Net change in unrealized appreciation (depreciation)                      (284,550,172)         (1,244,831,494)
                                                                           ---------------        ----------------
Net decrease in net assets resulting from operations                         (215,094,574)           (342,302,209)
                                                                           ---------------        ----------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                                              550,527,912           1,599,306,476
   Withdrawals                                                               (660,154,579)         (2,856,439,610)
                                                                           ---------------        ----------------

Net decrease in net assets resulting from interestholder transactions        (109,626,667)         (1,257,133,134)
                                                                           ---------------        ----------------
Decrease in net assets                                                       (324,721,241)         (1,599,435,343)
NET ASSETS:
Beginning of period                                                         3,228,089,683           4,827,525,026
                                                                           ---------------        ----------------
End of period                                                              $2,903,368,442         $ 3,228,089,683
                                                                           ==============         ================


                                                                               U.S. EQUITY INDEX MASTER PORTFOLIO
                                                                           ----------------------------------------
                                                                              FOR THE SIX               FOR THE
                                                                             MONTHS ENDED             YEAR ENDED
                                                                             JUNE 30, 2001           DECEMBER 31,
                                                                              (UNAUDITED)                2000
                                                                           -----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                                    $    3,054,914         $     7,424,730
   Net realized gain                                                             7,344,295              59,576,383
   Net change in unrealized appreciation (depreciation)                        (45,599,916)           (134,383,317)
                                                                            ----------------       ----------------
Net decrease in net assets resulting from operations                           (35,200,707)            (67,382,204)
                                                                            ----------------       ----------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                                                32,773,881             187,750,902
   Withdrawals                                                                 (48,447,476)           (230,131,341)
                                                                            ----------------       ----------------

Net decrease in net assets resulting from interestholder transactions          (15,673,595)            (42,380,439)
                                                                            ----------------       ----------------
Decrease in net assets                                                         (50,874,302)           (109,762,643)
NET ASSETS:
Beginning of period                                                            573,452,996             683,215,639
                                                                            ----------------       ----------------
End of period                                                               $  522,578,694         $   573,452,996
                                                                            ================       ================

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

      Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

      These financial statements relate to the Bond Index, Extended Index, International Index, S&P 500 Index, and U.S Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

      The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

      The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

      The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (59.89% and 14.21%, respectively, as of June 30, 2001).

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

      The U.S. Equity Index Master Portfolio records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The expenses allocated from Master Portfolios on the Statement of Operations include Advisory and Administration fees of $148,677 and $10,467, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

   CHANGE IN ACCOUNTING POLICY

      Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Bond Index Master Portfolio did not amortize premiums on debt securities purchased.

     The cumulative effect of this accounting change had no impact on the total net assets of the Bond Index Master Portfolio, but resulted in a decrease in undistributed net investment income of $2,208,617, with a corresponding increase in net unrealized appreciation (depreciation) of $2,208,617, based on securities held by this Master Portfolio on January 1, 2001.

      The effect of this change on the Bond Index Master Portfolio for the six months ended June 30, 2001, was to decrease net investment income by $820,243, increase net unrealized appreciation (depreciation) by $494,368, and increase net realized gain (loss) by $325,875. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

   FEDERAL INCOME TAXES

      MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

      It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   FUTURES CONTRACTS

      The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

At June 30, 2001, the open futures contracts were as follows:

                                                                                                       NET UNREALIZED
                                 NUMBER OF        FUTURES         EXPIRATION          NOTIONAL          APPRECIATION/
MASTER PORTFOLIO                 CONTRACTS         INDEX             DATE          CONTRACT VALUE       DEPRECIATION
----------------                 ---------         -----             ----          --------------       ------------
Extended Index Master
   Portfolio                         21         Russell 2000       09/21/01         $ 5,413,800          $  55,300
                                                                                                         ==========
International Index Master
   Portfolio                         26         Euro 50            09/21/01         $   944,238          $ (27,878)
                                      8         FSTE 100           09/01/01             635,783            (28,520)
                                     25         NIKKEI 300         09/17/01             517,158             (3,968)
                                                                                                         ----------
                                                                                                         $ (60,366)
                                                                                                         ==========
S&P 500 Index Master
   Portfolio                         81         S&P 500            09/21/01         $24,941,925          $(568,363)
                                                                                                         ==========

      The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $500,000 and $1,400,000, respectively.

      The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $403,753 for initial margin requirements.

   REPURCHASE AGREEMENTS

      Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

      The repurchase agreements held by the Bond Index, Extended Index, International Index and S&P 500 Index Master Portfolios at June 30, 2001 were fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and aggregate market values of $3,037,744, $5,109,421, $2,543,976 and $21,843,847, respectively.

   FORWARD CURRENCY EXCHANGE CONTRACTS

      A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of June 30, 2001, the International Index Master Portfolio held the following foreign currency and cross currency exchange contracts:

FORWARD CROSS CURRENCY CONTRACTS

                                            U.S.                                      U.S.
                                           DOLLAR                                    DOLLAR       EXCHANGE           UNREALIZED
CONTRACTS TO DELIVER                       VALUE            IN EXCHANGE FOR           VALUE         DATE                LOSS
--------------------                       ------       ----------------------       -------      --------           ----------
36,177 British Pound
Sterling                                   $50,813      6,160,698 Japanese Yen       $49,585       08/03/01           $(1,228)
                                                                                                                      --------
                                                                                                      TOTAL           $(1,228)
                                                                                                                      ========

FORWARD FOREIGN CURRENCY CONTRACTS

                                     FOREIGN CURRENCY          EXCHANGE         FOREIGN CURRENCY   U.S. DOLLAR         UNREALIZED
CURRENCY                              PURCHASED/SOLD             DATE             COST/PROCEEDS       VALUE            GAIN (LOSS)
--------                             ----------------          --------         ----------------   -----------         -----------
PURCHASE CONTRACTS
British Pound Sterling                      1,051,437          08/03/01              $1,493,879      $1,476,798         $ (17,081)
Euro Dollar                                 2,704,777          08/03/01               2,376,023       2,288,259           (87,764)
Japanese Yen                              135,954,858          08/03/01               1,122,013       1,094,242           (27,771)
                                                                                                                        ----------
                                                                                                          TOTAL         $(132,616)
                                                                                                                        ==========
SALE CONTRACTS
British Pound Sterling                        513,223          08/03/01              $  728,000      $  720,848         $   7,152
Euro Dollar                                     1,805          07/02/01                   1,531           1,528                 3
                                            1,432,792          08/03/01               1,247,000       1,212,152            34,848
Japanese Yen                                  524,450          07/02/01                   4,199           4,206                (7)
                                           89,221,956          08/03/01                 740,000         718,109            21,891
                                                                                                                        ----------
                                                                                                          TOTAL         $  63,887
                                                                                                                        ==========

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

      Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

      MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI and Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

      Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2001, BGIS received brokerage commissions from the Extended Index Master Portfolio in the amount of $444, related to the purchases and sales of portfolio investments.

      Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2001 were as follows:

                                             U.S. GOVERNMENT OBLIGATIONS                   OTHER SECURITIES
                                            ------------------------------          -----------------------------
MASTER PORTFOLIO                             PURCHASES             SALES              PURCHASES           SALES
----------------                            -----------        -----------          -----------       -----------
Bond Index Master Portfolio                 $79,136,962        $73,074,763          $61,782,666       $28,152,319
Extended Index Master Portfolio                      --                 --           14,354,580        21,248,381
International Index Master Portfolio                 --                 --            5,580,693           229,488
S&P 500 Index Master Portfolio                       --                 --          122,953,122       176,817,818

      At June 30, 2001 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                               NET UNREALIZED
                                                                UNREALIZED               UNREALIZED             APPRECIATION
MASTER PORTFOLIO                            TAX COST           APPRECIATION             DEPRECIATION           (DEPRECIATION)
----------------                          ---------------      -------------           ---------------         ---------------
Bond Index Master Portfolio               $   510,011,806      $   9,203,176           $    (4,996,292)         $    4,206,884
Extended Index Master Portfolio               228,550,833         37,585,655               (65,891,058)           (28,305,403)
International Index Master Portfolio          120,170,547          2,795,211               (20,726,193)           (17,930,982)
S&P 500 Index Master Portfolio              2,842,931,519        540,830,019              (368,179,192)            172,650,827

4.    PORTFOLIO SECURITIES LOANED

      Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

      As of June 30, 2001, certain Master Portfolios had loaned securities which were collateralized by cash. The cash collateral was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 and the value of the related collateral were as follows:

                                                                     VALUE OF                   VALUE OF
       MASTER PORTFOLIO                                              SECURITIES                 COLLATERAL
       ----------------                                             ------------               ------------
       Bond Index Master Portfolio                                  $ 29,688,839               $ 30,357,899
       Extended Index Master Portfolio                                15,689,218                 16,536,410
       International Index Master Portfolio                            6,230,918                  6,582,963
       S&P 500 Index Master Portfolio                                108,650,593                112,338,545

5. FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

                                       SIX          FOR THE       FOR THE         FOR THE       FOR THE      FOR THE      FOR THE
                                  MONTHS ENDED    YEAR ENDED   PERIOD ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                  JUNE 30, 2001  DECEMBER 31,  DECEMBER 31,    FEBRUARY 28,  FEBRUARY 28, FEBRUARY 28, FEBRUARY 29,
                                   (UNAUDITED)       2000          1999            1999          1998         1997         1996
                                  -------------  ------------  ------------    ------------  ------------ ------------ ------------
 BOND INDEX MASTER PORTFOLIO
    Ratio of expenses to
      average net assets(4)           0.08%          0.08%         0.08%(1)         0.08%         0.08%        0.09%        0.09%
    Ratio of net investment
      income to average net
      assets(4)                       6.13%(7)       6.73%         6.44%(1)         6.31%         6.73%        6.83%        6.43%
    Portfolio turnover rate             22%            52%           25%(1)           28%           59%          39%          21%
    Total return                      3.45%(5)      11.91%        (0.67)%(1)(5)     6.39%        10.51%        4.47%       12.32%
 EXTENDED INDEX MASTER PORTFOLIO
    Ratio of expenses to
      average net assets(4)           0.10%          0.10%         0.10%(2)          N/A           N/A          N/A          N/A
    Ratio of net investment
      income to average net
      assets(4)                       1.00%          0.93%         1.26%(2)          N/A           N/A          N/A          N/A
    Portfolio turnover rate              8%            38%           17%(2)          N/A           N/A          N/A          N/A
    Total return                     (3.95)%(5)    (14.53)%       36.30%(2)(5)       N/A           N/A          N/A          N/A
 INTERNATIONAL INDEX MASTER
 PORTFOLIO
    Ratio of expenses to
      average net assets(4)           0.25%          0.25%         0.25%(3)          N/A           N/A          N/A          N/A
    Ratio of net investment
      income to average net
      assets(4)                       2.12%          1.47%         0.82%(3)          N/A           N/A          N/A          N/A
    Portfolio turnover rate              0%(8)         45%           39%(3)          N/A           N/A          N/A          N/A
    Total return                    (14.62)%(5)    (14.85)%       20.50%(3)(5)       N/A           N/A          N/A          N/A
 S&P 500 INDEX MASTER PORTFOLIO
    Ratio of expenses to
      average net assets(4)           0.05%          0.05%         0.05%(1)         0.05%         0.05%        0.05%        0.05%
    Ratio of net investment
      income to average net
      assets(4)                       1.21%          1.22%         1.44%(1)         1.61%         1.89%        2.31%        2.68%
    Portfolio turnover rate              4%            10%            7%(1)           11%            6%           4%           2%
    Total return                     (6.71)%(5)     (9.19)%       19.82%(1)(5)     19.65%        34.77%       25.97%       34.50%
 U.S. EQUITY INDEX MASTER
 PORTFOLIO
    Ratio of expenses to
      average net assets(4)(6)        0.08%          0.08%         0.08%(2)          N/A           N/A          N/A          N/A
    Ratio of net investment
      income to average net
      assets(4)(6)                    1.15%          1.13%         1.39%(2)          N/A           N/A          N/A          N/A
    Portfolio turnover rate(9)           5%            17%            9%(2)          N/A           N/A          N/A          N/A
    Total return                     (6.17)%(5)    (10.54)%       21.40%(2)(5)       N/A           N/A          N/A          N/A

(1) For the ten months ended December 31, 1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year end from February 28 to December 31.
(2)  Period from March 1, 1999 (commencement of operations) to December 31,
     1999.
(3)  Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
(4)  Annualized for periods of less than one year.
(5)  Not annualized.
(6) Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note1).
(7) Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001 for the Bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.47% to 6.13%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(8)  Rounds to less than 1%.
(9) Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
BOND INDEX
MASTER PORTFOLIO                       FACE AMOUNT                 VALUE
------------------------------------------------------------------------
CORPORATE BONDS & NOTES--39.49%
------------------------------------------------------------------------
AEROSPACE / DEFENSE--0.82%
   Lockheed Martin Corp.
     8.20%,        12/01/09              $1,500,000          $ 1,615,609
   Northrop Grumman Corp.
     7.13%,        02/15/11                 500,000              494,095
   Raytheon Co.
     7.38%,        07/15/25               1,000,000              882,803
   United Technologies Corp.
     6.63%,        11/15/04               1,000,000            1,032,922
                                                             -----------
                                                               4,025,429
                                                             -----------
AIRLINES--0.50%
   Continental Airlines Inc.
     6.65%,        09/15/17                 924,274              901,186
   Delta Air Lines Inc.
     7.57%,        11/18/10                 500,000              527,125
   United Airlines Inc.
     7.19%,        04/01/11               1,000,000            1,019,200
                                                             -----------
                                                               2,447,511
                                                             -----------
AUTO MANUFACTURERS--1.27%
   DaimlerChrysler AG
     7.40%,        01/20/05               1,000,000            1,038,907
   DaimlerChrysler NA Holding
     7.75%,        01/18/11                 500,000              514,509
     8.50%,        01/18/31                 500,000              528,134
   Ford Motor Company
     6.38%,        02/01/29               1,000,000              836,851
     7.45%,        07/16/31               1,500,000            1,439,727
   General Motors Corp.
     6.25%,        05/01/05               1,000,000            1,003,914
     6.75%,        05/01/28               1,000,000              905,640
                                                             -----------
                                                               6,267,682
                                                             -----------
AUTO PARTS & EQUIPMENT--0.21%
   Visteon Corp.
     8.25%,        08/01/10               1,000,000            1,047,958
                                                             -----------
BANKS--6.24%
   ABN Amro Bank NV
     7.30%,        12/01/26                 500,000              485,788
   Bank of New York Co. Inc.
     6.50%,        12/01/03               1,000,000            1,026,860
   Bank of Tokyo-Mitsubishi Ltd.
     8.40%,        04/15/10               1,000,000            1,060,178
   Bank One Corp.
     6.40%,        08/01/02               1,000,000            1,019,618
     6.50%,        02/01/06               1,000,000            1,012,627
     7.63%,        08/01/05                 500,000              528,850
   BankAmerica Corp.
     6.25%,        04/01/08               1,000,000              977,349
   BankBoston Corp.
     6.50%,        12/19/07               1,022,000            1,009,734
   Chase Manhattan Corp.
     5.75%,        04/15/04               1,000,000            1,012,735
   Deutsche Bank AG
     6.70%,        12/13/06               1,000,000            1,020,042
   First Union Capital Corp.
     8.04%,        12/01/26               2,000,000            1,994,390
   First Union Corp.
     6.63%,        07/15/05                 500,000              510,974
   International Bank of
     Reconstruction & Development
     6.38%,        07/21/05               1,000,000            1,034,176
     7.00%,        01/27/05               1,500,000            1,582,731
   JP Morgan Chase & Co.
     6.75%,        02/01/11               1,000,000            1,001,395
   KeyCorp
     6.75%,        03/15/06              $1,500,000          $ 1,517,596
   KFW International Finance Inc.
     7.63%,        02/15/04               3,500,000            3,683,088
     8.00%,        02/15/10                 250,000              280,343
   Korea Development Bank
     7.13%,        04/22/04               1,000,000            1,029,955
     7.38%,        09/17/04               1,000,000            1,041,726
   Mellon Capital II
     8.00%,        01/15/27               1,000,000            1,010,871
   NationsBank Corp.
     7.75%,        08/15/15               1,000,000            1,054,706
   Republic New York Corp.
     7.75%,        05/15/09               1,000,000            1,051,539
   Santander Financial Issuances
     6.80%,        07/15/05               1,000,000            1,010,993
   Sanwa Bank Ltd.
     7.40%,        06/15/11               1,000,000              964,400
   Skandinaviska Enskilda Banken
     6.88%,        02/15/09                 500,000              496,918
   Swiss Bank Corp.
     7.38%,        07/15/15               1,200,000            1,250,140
   Wells Fargo Bank NA
     7.55%,        06/21/10               1,000,000            1,057,334
                                                             -----------
                                                              30,727,056
                                                             -----------
BEVERAGES--0.79%
   Anheuser-Busch Companies Inc.
     9.00%,        12/01/09               1,500,000            1,765,060
   Coca-Cola Enterprises Inc.
     8.00%,        09/15/22               1,000,000            1,094,428
   Diageo PLC
     6.13%,        08/15/05               1,000,000            1,012,026
                                                             -----------
                                                               3,871,514
                                                             -----------
CHEMICALS--0.11%
   Dow Chemical Co.
     8.63%,        04/01/06                 500,000              552,725
                                                             -----------
COMPUTERS--0.62%
   International Business Machines Corp.
     5.63%,        04/12/04               3,000,000            3,046,419
                                                             -----------
COSMETICS/PERSONAL CARE--0.23%
   Procter & Gamble Co.
     8.50%,        08/10/09               1,000,000            1,135,677
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES--8.72%
   Ahmanson (H.F.) & Co.
     8.25%,        10/01/02               1,000,000            1,037,070
   American General
     Finance Corp.
     6.38%,        03/01/03               1,000,000            1,024,598
   Associates Corp. NA
     6.88%,        11/15/08               1,410,000            1,438,929
     6.95%,        11/01/18               1,000,000              992,810
   AXA Financial Inc.
     7.75%,        08/01/10               1,000,000            1,064,781
   Bear Stearns Companies Inc.
     6.75%,        04/15/03               1,000,000            1,023,484
   Boeing Capital Corp.
     5.65%,        05/15/06               1,000,000              990,884
   Capital One Bank
     6.88%,        02/01/06               1,000,000              976,209
   CIT Group Holdings Inc.
     6.63%,        06/15/05               1,000,000            1,018,085
   Citigroup Inc.
     7.88%,        05/15/25               1,000,000            1,065,952
   Countrywide Funding Corp.
     6.88%,        09/15/05               1,000,000            1,031,934

------------------------------------------------------------------------
BOND INDEX
MASTER PORTFOLIO                       FACE AMOUNT                 VALUE
------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
------------------------------------------------------------------------
   Ford Motor Credit Co.
     7.50%,        03/15/05              $3,400,000          $ 3,528,319
     7.88%,        06/15/10               1,000,000            1,042,744
   General Electric Capital Corp.
     6.50%,        12/10/07               1,000,000            1,034,196
     7.25%,        05/03/04               2,000,000            2,113,394
   General Motors Acceptance Corp.
     6.75%,        01/15/06               1,000,000            1,015,454
     7.13%,        05/01/03               4,500,000            4,643,010
     7.25%,        03/02/11                 500,000              505,806
   Goldman Sachs Group Inc.
     7.63%,        08/17/05               1,000,000            1,057,232
   Heller Financial Inc.
     6.40%,        01/15/03               1,000,000            1,017,792
   Household Finance Corp.
     6.00%,        05/01/04               2,000,000            2,018,896
     6.50%,        01/24/06               1,000,000            1,013,496
     8.00%,        07/15/10               1,000,000            1,070,961
   Lehman Brothers Inc.
     7.63%,        06/01/06               2,500,000            2,629,345
   Merrill Lynch & Co. Inc.
     6.00%,        02/17/09               3,000,000            2,894,544
     6.38%,        10/15/08               1,000,000              986,558
   Morgan Stanley
     Dean Witter & Co.
     5.63%,        01/20/04               1,000,000            1,003,716
     8.00%,        06/15/10               1,000,000            1,074,780
   National Rural Utilities
     6.00%,        05/15/06                 500,000              502,109
   Norwest Financial Inc.
     5.38%,        09/30/03               1,000,000            1,002,342
   Pemex Finance Ltd.
     9.69%,        08/15/09               1,000,000            1,094,630
                                                             -----------
                                                              42,914,060
                                                             -----------
ELECTRIC--3.03%
   Dominion Resources Inc.
     7.63%,        07/15/05               1,000,000            1,045,755
     8.13%,        06/15/10               1,000,000            1,076,990
   Duke Energy Corp.
     6.00%,        12/01/28               1,000,000              851,131
   Duke Energy Field Services Corp.
     7.50%,        08/16/05               1,000,000            1,037,852
   Houston Lighting & Power Co.
     6.50%,        04/21/03               4,000,000            4,048,292
   HQI Transelec Chile SA
     7.88%,        04/15/11                 500,000              501,762
   Korea Electric Power Corp.
     6.38%,        12/01/03               1,000,000            1,009,993
   Niagara Mohawk Power Corp.
     7.38%,        07/01/03                 756,098              776,576
     7.63%,        10/01/05                 529,268              545,131
   Progress Energy Inc.
     7.75%,        03/01/31                 500,000              516,084
   PSEG Power
     7.75%,        04/15/11               1,000,000            1,030,337
   Texas Utilities Co.
     6.38%,        01/01/08               1,000,000              958,388
   Wisconsin Energy Corp.
     5.88%,        04/01/06               1,000,000              993,568
   Xcel Energy Inc.
     7.00%,        12/01/10                 500,000              501,588
                                                             -----------
                                                              14,893,447
                                                             -----------
ELECTRONICS--0.20%
   Midwest Generation LLC
     8.56%,        01/02/16               1,000,000              963,744
                                                             -----------
ENERGY & RELATED--0.11%
   Calenergy Co. Inc.
     8.48%,        09/15/28              $  500,000          $   538,697
                                                             -----------
FOOD--1.30%
   Albertson's Inc.
     6.63%,        06/01/28               1,000,000              835,704
   Archer-Daniels-Midland Co.
     8.38%,        04/15/17                 500,000              560,475
   ConAgra Inc.
     7.40%,        09/15/04               1,000,000            1,037,204
   Delhaize America Inc.
     7.38%,        04/15/06               1,000,000            1,025,615
   Fred Meyer Inc.
     7.45%,        03/01/08               1,000,000            1,038,111
   Kellogg Co.
     6.60%,        04/01/11               1,000,000              977,202
   Kroger Co.
     7.00%,        05/01/18               1,000,000              947,855
                                                             -----------
                                                               6,422,166
                                                             -----------
FOREST PRODUCTS & PAPER--0.42%
   Abitibi-Consolidated Inc.
     8.55%,        08/01/10               1,000,000            1,048,091
   Georgia Pacific Corp.
*    8.13%,        05/15/11               1,000,000              998,032
                                                             -----------
                                                               2,046,123
                                                             -----------
HEALTH CARE--0.21%
   Becton Dickinson & Co.
     7.15%,        10/01/09               1,000,000            1,031,457
                                                             -----------
HOLDING COMPANIES-DIVERSIFIED--0.20%
   Qwest Capital Funding
     7.75%,        02/15/31               1,000,000              980,883
                                                             -----------
HOUSEHOLD PRODUCTS/WARES--0.21%
   Unilever Capital Corp.
     6.88%,        11/01/05               1,000,000            1,042,794
                                                             -----------
INSURANCE--0.42%
   Aetna Inc.
     7.13%,        08/15/06               1,000,000            1,039,518
   Allstate Corp.
     7.20%,        12/01/09               1,000,000            1,038,928
                                                             -----------
                                                               2,078,446
                                                             -----------
MACHINERY-CONSTRUCTION & MINING--0.21%
   Caterpillar Inc.
     7.25%,        09/15/09               1,000,000            1,049,011
                                                             -----------
MANUFACTURERS--0.19%
   Tyco International Group
     6.88%,        01/15/29               1,000,000              933,460
                                                             -----------
MANUFACTURING--0.12%
   Norsk Hydro ASA
     6.36%,        01/15/09                 590,000              578,308
                                                             -----------
MEDIA--2.69%
   Comcast Cable Communications
     8.38%,        05/01/07               2,000,000            2,169,188
   TCI Communications Inc.
     7.12%,        02/15/28                 500,000              464,142
     8.75%,        08/01/15               1,500,000            1,688,147
   Time Warner Entertainment Co.
     8.38%,        03/15/23               2,500,000            2,714,018
   Viacom Inc.
     7.75%,        06/01/05               3,500,000            3,718,460

------------------------------------------------------------------------
BOND INDEX
MASTER PORTFOLIO                        FACE AMOUNT                VALUE
------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
------------------------------------------------------------------------
   Walt Disney Co. (The)
     5.13%,        12/15/03              $2,000,000          $ 1,993,906
     6.75%,        03/30/06                 500,000              517,352
                                                             -----------
                                                              13,265,213
                                                             -----------
MINING--0.21%
   Alcoa Inc.
     7.38%,        08/01/10               1,000,000            1,054,195
                                                             -----------
MULTI-NATIONAL--0.90%
   Asian Development Bank
     6.75%,        06/11/07               1,000,000            1,052,438
   Inter-American Development Bank
     7.00%,        06/16/03               1,500,000            1,564,262
     7.38%,        01/15/10               1,000,000            1,082,187
     8.40%,        09/01/09                 200,000              229,688
     8.50%,        03/15/11                 450,000              525,366
                                                             -----------
                                                               4,453,941
                                                             -----------
OIL & GAS PRODUCERS--1.24%
   Amoco Canada
     7.25%,        12/01/02               1,000,000            1,032,016
   Anadarko Finance Co.
     7.50%,        05/01/31               1,000,000            1,014,135
   Conoco Inc.
     5.90%,        04/15/04               1,000,000            1,012,267
   Kerr-McGee Corp.
     6.63%,        10/15/07               1,120,000            1,126,188
   Occidental Petroleum Corp.
     7.20%,        04/01/28               1,000,000              968,474
   Phillips 66 Capital Trust II
     8.00%,        01/15/37               1,000,000              967,481
                                                             -----------
                                                               6,120,561
                                                             -----------
PHARMACEUTICALS--0.51%
   Abbott Laboratories
     5.13%,        07/01/04               1,000,000              998,310
   American Home Products Corp.
     6.25%,        03/15/06                 500,000              501,281
     6.50%,        10/15/02               1,000,000            1,019,287
                                                             -----------
                                                               2,518,878
                                                             -----------
PIPELINES--0.49%
   Columbia Energy Group
     7.62%,        11/28/25               1,000,000              938,570
   Sonat Inc.
     7.63%,        07/15/11               1,000,000            1,014,485
   Williams Companies Inc.
     7.50%,        01/15/31                 500,000              470,700
                                                             -----------
                                                               2,423,755
                                                             -----------
PUBLISHING--0.20%
   News America Holdings Inc.
     7.60%,        10/11/15               1,000,000              970,819
                                                             -----------
REAL ESTATE--0.21%
   EOP Operating LP
     6.38%,        02/15/03               1,000,000            1,012,592
                                                             -----------
RETAIL--0.83%
   Dayton Hudson
     6.65%,        08/01/28               1,000,000              934,393
   Federated Department Stores Inc.
     6.63%,        04/01/11               1,000,000              964,220
   Wal-Mart Stores Inc.
     8.50%,        09/15/24               2,000,000            2,178,048
                                                             -----------
                                                               4,076,661
                                                             -----------
TELECOMMUNICATIONS--1.44%
   AT&T Wireless Group
     7.88%,        03/01/11              $1,500,000          $ 1,502,859
   Bell Telephone Canada
     9.50%,        10/15/10                 250,000              277,658
   British Telecom PLC
     8.13%,        12/15/10               1,000,000            1,061,930
     8.63%,        12/15/30               1,000,000            1,090,557
   Cox Communications Inc.
     7.50%,        08/15/04               1,000,000            1,041,676
   Qwest Corp.
     7.63%,        06/09/03               1,000,000            1,038,995
   Vodafone Group PLC
     7.75%,        02/15/10               1,000,000            1,050,647
                                                             -----------
                                                               7,064,322
                                                             -----------
TELEPHONE--3.24%
   AT&T Corp.
     6.50%,        09/15/02               2,000,000            2,031,932
   Deutsche Telekom
     International Finance AG
     8.00%,        06/15/10               1,000,000            1,033,063
     8.25%,        06/15/30               1,000,000            1,028,276
   Koninklijke KPN NV
     8.00%,        10/01/10               1,000,000              959,071
   New York Telephone Co.
     6.00%,        04/15/08                 500,000              484,394
     7.00%,        12/01/33               2,305,000            2,124,060
   Sprint Capital Corp.
     6.13%,        11/15/08               3,000,000            2,775,339
   U.S. West Capital
     Funding Inc.
     6.13%,        07/15/02               1,000,000            1,008,427
   WorldCom Inc.
     6.25%,        08/15/03               1,000,000            1,005,174
     6.40%,        08/15/05               1,500,000            1,471,434
     7.50%,        05/15/11               1,000,000              973,650
     7.88%,        05/15/03               1,000,000            1,037,332
                                                             -----------
                                                              15,932,152
                                                             -----------
TOBACCO--0.30%
   Imperial Tobacco Group PLC
     7.13%,        04/01/09                 500,000              491,433
   Philip Morris
     7.75%,        01/15/27               1,000,000            1,000,072
                                                             -----------
                                                               1,491,505
                                                             -----------
TRANSPORTATION--1.10%
   Burlington North
     Santa Fe Corp.
     6.53%,        07/15/37               1,000,000            1,023,613
   Canadian National
     Railway Co.
     6.45%,        07/15/00               1,300,000            1,310,764
   CSX Corp.
     7.90%,        05/01/17               1,000,000            1,054,565
   Norfolk Southern Corp.
     7.70%,        05/15/17               1,000,000            1,025,061
   Union Pacific Corp.
     6.79%,        11/09/07               1,000,000            1,007,565
                                                             -----------
                                                               5,421,568
                                                             -----------
TOTAL CORPORATE BONDS & NOTES
  (Cost: $192,150,165)                                       194,400,729
                                                             -----------

------------------------------------------------------------------------
BOND INDEX
MASTER PORTFOLIO                        FACE AMOUNT                VALUE
------------------------------------------------------------------------
++FOREIGN GOVERNMENT BONDS & NOTES--2.81%
------------------------------------------------------------------------
   Corp. Andina de Fomento
     7.75%,        03/01/04              $1,000,000          $ 1,042,999
   France Telecom SA
     7.75%,        03/01/11               1,000,000            1,018,936
     8.50%,        03/01/31               1,000,000            1,048,585
   Hydro Quebec
     8.40%,        01/15/22               2,000,000            2,294,118
   Israel (State of)
     7.25%,        12/15/28                 500,000              447,676
   Italy (Republic of)
     6.00%,        02/22/11               2,000,000            1,971,282
   Mexico Government International Bond
     9.88%,        01/15/07               1,000,000            1,093,000
     11.50%,       05/15/26               1,000,000            1,260,000
   Ontario (Province of)
     7.63%,        06/22/04                 750,000              800,804
     7.75%,        06/04/02                 800,000              824,925
   Quebec (Province of)
     5.75%,        02/15/09               1,000,000              962,458
   United Mexican States
     8.50%,        02/01/06               1,000,000            1,047,500
                                                             -----------
  TOTAL FOREIGN GOVERNMENT BONDS & NOTES
  (Cost: $13,654,688)                                         13,812,283
                                                             -----------
------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--55.38%
------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--38.33%
U.S. TREASURY BONDS
     5.25%,        02/15/29               1,700,000            1,556,231
*    5.38%,        02/15/31               5,000,000            4,739,845
     5.50%,        08/15/28               2,800,000            2,654,912
     6.00%,        02/15/26               1,200,000            1,213,627
     6.13%,        11/15/27               1,600,000            1,648,520
     6.13%,        08/15/29                 800,000              829,682
     6.25%,        08/15/23                 700,000              728,561
     6.50%,        11/15/26               1,500,000            1,616,758
     6.63%,        02/15/27               1,000,000            1,095,442
     7.13%,        02/15/23               5,200,000            5,961,124
*    7.25%,        05/15/16               4,100,000            4,665,415
     7.50%,        11/15/16                 500,000              582,156
     7.63%,        02/15/07                 500,000              511,172
     7.63%,        02/15/25               4,300,000            5,233,865
     8.00%,        11/15/21               6,250,000            7,783,694
     8.13%,        08/15/19               4,850,000            6,037,518
     8.75%,        11/15/08                 500,000              545,918
     8.75%,        05/15/17               1,600,000            2,074,389
     8.75%,        05/15/20               2,300,000            3,039,340
     8.75%,        08/15/20               1,300,000            1,720,633
     8.88%,        08/15/17               1,000,000            1,311,484
     9.13%,        05/15/09               1,000,000            1,116,523
     9.13%,        05/15/18               1,500,000            2,018,647
*    9.25%,        02/15/16                 600,000              800,877
     9.38%,        02/15/06                 800,000              943,939
     9.88%,        11/15/15               1,500,000            2,090,407
     10.38%,       11/15/12               1,300,000            1,646,024
     10.75%,       08/15/05                 550,000              666,941
     11.25%,       02/15/15                 650,000              984,293
     11.75%,       11/15/14                 500,000              708,359
     12.00%,       08/15/13               1,100,000            1,522,898
     12.50%,       08/15/14                 400,000              582,625
     12.75%,       11/15/10                 500,000              649,648
     13.25%,       05/15/14                 850,000            1,268,824
     13.88%,       05/15/11                 600,000              824,953

  U.S. TREASURY NOTES
     4.25%,        11/15/03              $1,500,000          $ 1,492,995
*    4.63%,        05/15/06               1,500,000            1,479,375
     4.75%,        02/15/04               2,100,000            2,111,380
     4.75%,        11/15/08               4,300,000            4,153,396
*    5.00%,        02/15/11               4,000,000            3,881,248
*    5.25%,        05/15/04               3,700,000            3,765,039
     5.38%,        06/30/03               2,250,000            2,296,206
     5.50%,        01/31/03               2,100,000            2,142,027
*    5.50%,        02/28/03               3,500,000            3,572,320
*    5.50%,        03/31/03               3,000,000            3,064,182
*    5.50%,        05/31/03               1,450,000            1,481,749
     5.50%,        05/15/09                 500,000              504,394
     5.63%,        12/31/02               5,000,000            5,107,520
     5.63%,        05/15/08               1,000,000            1,020,469
     5.75%,        11/30/02               1,600,000            1,635,296
     5.75%,        04/30/03               1,000,000            1,026,006
     5.75%,        08/15/03               2,700,000            2,775,381
*    5.75%,        11/15/05               3,800,000            3,913,286
     5.88%,        09/30/02               1,700,000            1,737,485
*    5.88%,        02/15/04               1,000,000            1,033,279
     5.88%,        11/15/04               3,500,000            3,620,172
     5.88%,        11/15/05                 900,000              932,142
     6.00%,        07/31/02               2,000,000            2,043,124
     6.00%,        08/15/04               2,000,000            2,076,044
     6.00%,        08/15/09               2,800,000            2,911,810
     6.13%,        08/15/07               3,300,000            3,464,687
     6.25%,        06/30/02               3,000,000            3,068,190
     6.25%,        07/31/02               1,200,000            1,229,059
*    6.25%,        02/15/03               3,800,000            3,921,144
     6.25%,        02/15/07               2,500,000            2,636,123
     6.38%,        06/30/02               1,500,000            1,535,868
     6.38%,        08/15/02               4,700,000            4,822,914
     6.50%,        05/15/05               2,600,000            2,748,967
     6.50%,        08/15/05               1,900,000            2,011,680
*    6.50%,        10/15/06               2,600,000            2,765,230
     6.50%,        02/15/10               1,800,000            1,933,733
*    6.63%,        05/15/07               2,500,000            2,685,840
     6.75%,        05/15/05               2,400,000            2,555,438
     6.88%,        05/15/06               5,400,000            5,821,400
     7.00%,        07/15/06               1,900,000            2,061,378
     7.25%,        08/15/04               8,950,000            9,610,707
     7.50%,        02/15/05               1,300,000            1,414,754
     7.88%,        11/15/04               3,000,000            3,285,228
                                                             -----------
                                                             188,723,909
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BONDS AND NOTES--17.05%
------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
     5.13%,        09/15/03               7,000,000            7,041,454
     5.40%,        01/15/03               1,500,000            1,520,742
     5.50%,        01/21/03               1,000,000            1,015,292
     5.95%,        07/28/08               3,500,000            3,505,156
     6.09%,        06/02/06               1,500,000            1,533,066
     6.13%,        08/15/03               1,000,000            1,026,375
     6.88%,        08/15/03               1,000,000            1,041,376
FEDERAL HOME LOAN MORTGAGE CORPORATION
     5.00%,        01/15/04               5,000,000            5,006,385
     5.13%,        10/15/08               1,600,000            1,524,320
     5.75%,        07/15/03               4,000,000            4,078,572
     5.75%,        04/15/08               2,000,000            1,985,162
     5.75%,        03/15/09                 500,000              492,519
     6.63%,        09/15/09               3,000,000            3,107,166
     6.75%,        09/15/29               3,000,000            3,061,263
     7.00%,        02/15/03               3,000,000            3,116,895
     7.00%,        07/15/05               1,000,000            1,056,759
     7.38%,        05/15/03               4,000,000            4,194,064

------------------------------------------------------------------------
BOND INDEX
MASTER PORTFOLIO                        FACE AMOUNT                VALUE
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
     0.00%,        06/01/17              $1,000,000          $   354,585
     4.63%,        05/15/03               3,000,000            3,004,968
*    4.75%,        11/14/03               1,000,000              998,821
     5.13%,        02/13/04               3,104,000            3,118,691
     5.25%,        01/15/09               1,000,000              954,715
     5.50%,        02/15/06               3,000,000            2,996,256
     5.50%,        03/15/11               1,000,000              952,348
     6.00%,        05/15/08               1,000,000            1,006,336
     6.25%,        02/01/11               1,000,000              994,603
     6.25%,        05/15/29               2,000,000            1,912,634
     6.26%,        02/25/09               5,000,000            4,955,595
     6.38%,        06/15/09                 394,000              402,240
     6.50%,        08/15/04               1,500,000            1,559,804
     6.63%,        10/15/07               1,000,000            1,044,892
     6.80%,        01/10/03               1,400,000            1,450,481
     7.00%,        07/15/05               3,500,000            3,710,235
     7.13%,        03/15/07               1,000,000            1,070,628
     7.13%,        06/15/10               1,000,000            1,067,642
     7.13%,        01/15/30                 887,000              948,169
     7.25%,        01/15/10                 500,000              537,023
FINANCING CORP.
   8.60%,          09/26/19               1,150,000            1,412,701
   9.65%,          11/02/18                 500,000              665,876
TENNESSEE VALLEY AUTHORITY
   6.00%,          03/15/13               1,000,000              975,389
   6.13%,          07/15/03                 500,000              499,744
   6.25%,          12/15/17               1,600,000            1,582,594
   6.88%,          12/15/43               1,000,000              980,524
   7.13%,          05/01/30                 450,000              482,087
                                                             -----------
                                                              83,946,147
                                                             -----------
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
  (Cost: $268,168,346)                                       272,670,056
                                                             -----------
------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS--6.17%
------------------------------------------------------------------------
+  Dreyfus Money Market Fund
                                         11,266,786           11,266,786
+  Federal Home Loan Mortgage
     Corporation Discount Note
   3.86%,          07/03/01               1,806,667            1,806,667
+  Goldman Sachs Financial Square
     Prime Obligation Fund
                                          6,017,660            6,017,660
+  Providian Temp Cash Money
     Market Fund
                                         11,266,786           11,266,786
                                                             -----------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $30,357,899)                                         30,357,899
                                                             -----------
------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.60%
------------------------------------------------------------------------
Investors Bank & Trust Tri-Party
   Repurchase Agreement,
   dated 06/29/01, due 07/02/01,
   with a maturity value of
   $2,978,641 and an effective
   yield of 3.70%.                       $2,977,723          $ 2,977,723
                                                             -----------
TOTAL REPURCHASE AGREEMENT
   (Cost: $2,977,723)                                          2,977,723
                                                             -----------
TOTAL INVESTMENTS IN SECURITIES--104.45%

   (Cost $507,308,821)                                       514,218,690
Other Assets, Less Liabilities(4.45%)                        (21,902,711)
                                                             -----------
NET ASSETS--100.00%                                         $492,315,979
                                                            ============

*  Denotes all or part of security on loan. See Note 4.
+ Represents investment of collateral received from securities lending transactions. See Note 4.
++ Investment is denominated in U.S. Dollars.


   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--96.89%
------------------------------------------------------------------------
ADVERTISING--0.55%
+  Ackerly Group Inc. (The)                   2,920          $    32,732
+  ADVO Inc.                                  1,402               47,878
+  APAC Customer Services Inc.                3,944               12,502
+  Aptimus Inc.                               3,600                1,080
+  Catalina Marketing Corp.                   3,651              111,392
+  Donnelley (R.H.) Corp.                     1,530               48,960
+  Getty Images Inc.                          3,366               88,391
   Grey Global Group Inc.                        55               36,575
+  Ha-Lo Industries Inc.                      3,404                1,362
   Harte-Hanks Inc.                           4,576              113,302
+  Interep National Radio Sales
     Inc. "A"                                 3,040               17,328
+  Key3Media Group Inc.                       4,537               52,675
+  Lamar Advertising Co.                      5,176              227,744
+  Marketing Services Group Inc.              7,800                6,396
+  Modem Media Inc.                           2,000                7,660
   Penton Media Inc.                          2,719               47,582
+  Simon Worldwide Inc.                       1,891                5,219
+  Sitel Corp.                                4,768                7,629
+* 24/7 Media Inc.                            2,732                  847
+  Valuevision International Inc. "A"         2,142               46,588
+  West Corp.                                 4,233               93,168
                                                             -----------
                                                               1,007,010
                                                             -----------
AEROSPACE/DEFENSE--0.38%
   AAR Corp.                                  2,040               34,884
+  Alliant Techsystems Inc.                     836               75,156
+  BE Aerospace Inc.                          2,187               41,662
   Curtiss Wright Corp.                       1,056               56,707
+  Fairchild Corp. (The) "A"                  6,531               45,782
   GenCorp. Inc.                              2,957               37,850
+  Hawker Pacific Aerospace                   6,800               22,100
*  HEICO Corp.                                1,209               23,213
   HEICO Corp. "A"                            1,227               22,025
+  Kreisler Manufacturing Corp.               2,500               16,575
+  L-3 Communications Holdings Inc.           2,224              169,691
+  Orbital Sciences Corp.                     4,247               16,478
+  Sequa Corp. "A"                              864               39,312
+  Teledyne Technologies Inc.                 1,800               27,360
+  Titan Corp. (The)                          3,376               77,310
                                                             -----------
                                                                 706,105
                                                             -----------
AGRICULTURE--0.05%
   Delta & Pine Land Co.                      3,114               61,190
   Dimon Inc.                                 4,000               40,000
                                                             -----------
                                                                 101,190
                                                             -----------
AIRLINES--0.42%
+  Airtran Holdings Inc.                      3,693               38,776
+  Alaska Air Group Inc.                      1,772               51,211
+  American West Holdings Corp. "B"           2,024               20,179
+  Atlantic Coast Airlines Holdings Inc.      2,718               81,513
+* Continental Airlines Inc. "B"              3,964              195,227
+  Midway Airlines Corp.                      1,034                3,397
+  Midwest Express Holdings Inc.              1,830               31,750
+  Northwest Airlines Corp. "A"               5,635              142,284
   SkyWest Inc.                               3,168               88,704
   UAL Corp.                                  3,176              111,636
                                                             -----------
                                                                 764,677
                                                             -----------
APPAREL--0.33%
+  Cherokee Inc.                              1,989               18,876
+  Donna Karan International Inc.             1,896               20,060
   Garan Inc.                                 1,089               37,189
+  Jones Apparel Group Inc.                   7,552              326,246
   Phillips-Van Heusen Corporation            2,403               34,603
   Stride Rite Corp.                          4,777          $    40,604
+  Timberland Co. "A"                         2,452               96,879
+  Unifi Inc.                                 4,132               35,122
                                                             -----------
                                                                 609,579
                                                             -----------
AUTO MANUFACTURERS--0.25%
+  Aftermarket Technology Corp.               1,845               13,561
+  American Axle & Manufacturing
     Holdings Inc.                            3,100               51,615
   AO Smith Corp. "B"                         1,742               31,182
   Borg-Warner Automotive Inc.                1,445               71,701
   CLARCOR Inc.                               2,691               72,253
+  Dura Automotive Systems Inc.               1,822               29,152
   Exide Corp.                                3,355               38,582
+  Hayes Lemmerz International Inc.           2,550               16,320
+  Kroll-O'Gara Co. (The)                     4,319               40,858
   Oshkosh Truck Corp.                        1,307               57,835
+  Standard Automotive Corp.                  2,600                2,210
+  Starcraft Corp.                            2,200                2,750
   Titan International Inc.                   2,171                8,858
*  Wabash National Corp.                      2,527               30,577
                                                             -----------
                                                                 467,454
                                                             -----------
AUTO PARTS & EQUIPMENT--0.28%
   ArvinMeritor Inc.                          4,538               75,966
   Bandag Inc.                                1,181               32,241
+  Collins & Aikman Corp.                     6,000               37,200
   Donnelly Corp.                             1,171               16,628
   Edelbrock Corp.                            1,734               19,247
   Federal-Mogul Corp.                        4,111                6,948
+  Lear Corp.                                 4,183              145,987
   Modine Manufacturing Co.                   1,524               42,032
   Superior Industries International
     Inc.                                     2,124               81,349
   Tenneco Automotive Inc.                    6,600               21,516
+  Tower Automotive Inc.                      3,068               31,447
                                                             -----------
                                                                 510,561
                                                             -----------
BANKS--7.56%
   Alliance Bancorp                           1,000               29,480
   AMCORE Financial Inc.                      2,295               55,172
   American Bancorp                           1,240               32,240
   Anchor BanCorp Wisconsin Inc.              2,823               44,886
+  Arch Capital Group Ltd.                    2,263               35,642
   Area Bancshares Corp.                      2,850               47,025
   Associated Bancorp                         3,874              139,425
   Astoria Financial Corp.                    2,846              156,530
+  Banc Corp. (The)                           1,790               12,566
   BancFirst Corp.                              415               16,704
   BancFirst Ohio Corp.                       2,406               54,496
   Bancorp South Inc.                         4,398               74,766
   BancWest Corporation                       4,312              148,333
   Bank Mutual Corp.                          1,500               21,150
   Banknorth Group Inc.                       9,664              218,890
   Bay View Capital Corp.                     3,642               27,239
+  BOK Financial Corp.                        4,038              108,622
   Boston Private Financial
     Holdings Inc.                            1,600               35,840
   Bostonfed Bancorp Inc.                     1,892               43,327
   Brookline Bancorp Inc.                     3,901               54,770
   Bryn Mawr Bank Corp.                       1,058               32,798
   California Independent Bancorp               885               23,187
+  Capital Bank Corp.                         2,500               29,250
   Capital City Bank Group Inc.               1,426               35,465
+  Capital Crossing Bank                      2,481               41,730
   Cathay Bancorp Inc.                          901               49,276
   CFS Bancorp Inc.                           3,746               51,807
   Chemical Financial Corp.                   2,684               79,178

------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
   Chester Valley Bancorp                     1,231          $    17,357
   Chittenden Corp.                           1,549               52,124
   Citizens Banking Corp.                     2,343               68,533
   Citizens First Financial Corp.             1,522               23,134
   City National Corp.                        3,011              133,357
   CoBiz Inc.                                   946               21,521
   Colonial BancGroup Inc.                    8,391              120,663
   Commerce Bancorp Inc.                      1,784              125,058
   Commerce Bancshares Inc.                   4,200              154,980
   Commercial Federal Corp.                   2,908               67,175
   Community First Bankshares Inc.            2,411               55,453
   Community Trust Bancorp Inc.               1,000               24,000
   Compass Bancshares Inc.                    8,159              216,213
   Connecticut Bankshares Inc.                1,000               26,180
   CORUS Bankshares Inc.                      1,651               99,473
   Cullen/Frost Bankers Inc.                  2,888               97,759
   CVB Financial Corp.                        2,767               53,126
   Dime Bancorp Inc.                          7,491              279,040
   Downey Financial Corp.                     1,958               92,535
   East West Bancorp Inc.                     2,200               59,400
   F&M National Corp.                         1,908               76,320
   F.N.B. Corp.                               2,418               71,331
   Farmers Capital Bank Corp.                 1,078               43,767
   Fidelity Bankshares Inc.                   3,019               43,443
   Fidelity National Corp.                    2,763               20,170
   Financial Institutions Inc.                1,000               22,400
   First Bancorp North Carolina                 858               21,133
   First BanCorp.                             2,733               73,764
+  First Banks America Inc.                   1,000               23,900
   First Citizens Bancshares Inc. "A"           909               98,626
   First Commonwealth Financial
     Corp.                                    2,868               43,020
   First Federal Financial of Kentucky          552                9,108
   First Financial Bancorp                    3,790               64,733
   First Merchants Corp.                        771               18,450
   First Midwest Bancorp Inc.                 2,448               72,583
   First Niagara Financial Group Inc.         2,931               45,518
+  First Republic Bank                        1,000               24,500
   First Sentinel Bancorp Inc.                4,730               64,186
   1st Source Corp.                           2,146               60,088
   First Tennessee National Corp.             7,337              254,667
   First Virginia Banks Inc.                  3,140              147,957
   Firstfed America Bancorp Inc.              1,289               23,073
+  FirstFed Financial Corp.                   2,545               75,841
   FirstMerit Corp.                           5,590              147,576
   FMS Financial Corp.                        1,000                8,050
   Frontier Financial Corp.                   2,004              100,180
   Fulton Financial Corp.                     4,772               97,635
   GA Financial Inc.                          1,963               30,250
   GBC Bancorp                                1,033               29,492
   Glacier Bancorp Inc.                       1,000               19,000
   Golden State Bancorp Inc.                  8,156              251,205
   Greater Bay Bancorp                        2,058               51,409
   Greenpoint Financial Corp.                 7,080              271,872
   Hancock Holding Co.                        1,168               50,166
   Harbor Florida Bancshares Inc.             4,183               80,104
   Hibernia Corp. "A"                        11,096              197,509
   Hudson City Bancorp Inc.                   6,800              157,012
   Hudson River Bancorp Inc.                  1,500               27,150
   Hudson United Bancorp                      3,121               79,585
   Independence Community
     Bank Corp.                               3,455               68,202
   Independent Bank Corp.                     1,748               34,506
   Independent Bank Corp.(MI)                 2,076               50,966
+  IndyMac Bancorp Inc.                       4,338              116,258
   Integra Bank Corp.                         1,697               42,035
   International Bancshares Corp.             2,108               88,536

   Investors Financial Services Corp.         1,800          $   120,600
   Irwin Financial Corp.                      2,369               59,580
+  Local Financial Corporation                1,300               16,770
   M&T Bank Corp.                             5,202              392,751
   MAF Bancorp Inc.                           2,336               71,715
   Mahaska Investment Co.                     1,062               11,682
   Main Street Bancorp Inc.                   1,900               21,185
   Main Street Banks Inc.                     1,000               17,680
   Marshall & Ilsley Corp.                    5,845              315,045
   Medallion Financial Corp.                  1,916               19,639
   Mercantile Bankshares Corp.                4,694              183,676
   Merchants Bancshares Inc.                    762               23,431
+  Metropoitan Financial Corp.                1,200                4,440
   MetroWest Bank                             2,437               27,416
   MidAmerica Bancorp                         1,308               37,869
   National Commerce
     Financial Corp.                         12,473              303,967
   National Penn Bancshares Inc.              1,782               36,068
+* Net.B@nk Inc.                              2,478               28,001
   New York Community Bancorp                 3,026              113,929
   North Fork Bancorp                        10,008              310,248
   Northwest Bancorp Inc.                     5,896               61,908
   NSD Bancorp Inc.                           1,001               17,367
+  Ocwen Financial Corp.                      6,716               68,839
   Old National Bancorp                       4,131              109,058
   Pacific Capital Bancorp                    1,480               45,066
   Pacific Century Financial Corp.            4,588              118,325
   Park National Corp.                          636               64,236
   Parkvale Financial Corp.                   1,233               29,592
   Patriot Bank Corp.                         4,128               41,486
   Peoples Bancorp Inc.                       1,255               24,096
   People's Bank                              4,591              107,016
   Peoples Financial Corp.                      700                9,660
   Popular Inc.                               8,968              295,406
   Provident Bankshares Corp.                 2,688               67,039
   Provident Financial Group Inc.             3,064              100,867
   R&G Financial Corp. "B"                    2,074               33,288
   Republic Bancorp Inc.                      4,664               64,830
   Republic Bancorp Inc. "A"                  2,640               34,320
+  Republic Bancshares Inc.                   1,754               29,608
   Richmond County Financial Corp.            2,300               86,296
   Riggs National Corp.                       2,971               50,477
   Roslyn Bancorp Inc.                        4,652              122,348
   Royal Bancshares of
     Pennsylvania "A"                         1,452               26,862
   S&T Bancorp Inc.                           3,736              100,872
   Santander Bancorp                          3,770               73,703
+  Silicon Valley Bancshares                  3,246               71,412
   Simmons First National Corp. "A"             911               30,427
   Sky Financial Group Inc.                   5,152               97,527
   South Financial Group Inc. (The)           4,373               82,562
+  Southwest Bancorp of Texas Inc.            1,438               43,442
   Sovereign Bancorp Inc.                    17,132              222,716
   State Financial Services Corp. "A"         1,871               23,855
   Staten Island Bancorp Inc.                 3,392               94,467
   Sterling Bancorp                           1,000               30,600
   Sterling Bancshares Inc.                   2,095               40,182
+  Sterling Financial Corp (PA)               1,826               27,390
   Sterling Financial Corp.(WA)               1,596               36,947
   Suffolk Bancorp                            2,300              103,086
   Susquehanna Bancshares Inc.                3,704               75,376
   TCF Financial Corp.                        4,687              217,055
   Texas Regional Bancshares "A"              1,698               68,412
   Tompkins County Trustco Inc.               1,000               39,500
   Trust Company of New Jersey
     (The)                                    2,085               70,890
   TrustCo Bank Corp.                         5,170               69,019
   Trustmark Corp.                            3,856               78,354

------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
   UMB Financial Corp.                        1,697          $    72,971
   UnionBanCal Corporation                   10,039              338,314
   United Bancshares Inc.                     3,424               91,763
   United National Bancorp                    1,684               38,193
   Valley National Bancorp                    6,306              178,775
+  VIB Corp.                                  2,766               24,175
   W Holding Co. Inc.                         4,589               59,657
   Warwick Community Bancorp                  2,643               43,477
   Washington Federal Inc.                    2,977               72,996
   Washington Trust Bancorp Inc.              1,000               22,010
   Waypoint Financial Corp.                   8,000              100,400
   Webster Financial Corp.                    3,768              123,515
   WesBanco Inc.                              2,035               51,058
   Westamerica Bancorp                        2,508               98,439
   WestCorp Inc.                              3,331               70,617
   Whitney Holding Corp.                      1,445               67,770
   Wilmington Trust Corp.                     2,196              137,579
                                                             -----------
                                                              13,897,336
                                                             -----------
BEVERAGES--0.21%
+  Chalone Wine Group Ltd.                    2,320               28,072
   Coca-Cola Bottling Co.                       874               34,392
+  Constellation Brands Inc.                  2,598              106,518
   Farmer Brothers Co.                          186               43,338
   PepsiAmericas Inc.                         9,213              122,533
+  Robert Mondavi Corp. (The) "A"               762               30,891
+  Sylvan Inc.                                1,885               21,395
                                                             -----------
                                                                 387,139
                                                             -----------
BIOTECHNOLOGY--3.42%
+* ACLARA BioSciences Inc.                    2,840               22,038
+* Affymetrix Inc.                            3,454               76,161
+* Alexion Pharmaceuticals Inc.               1,616               38,784
+  Applera Corp. - Celera Genomics
     Group                                    3,800              150,708
+  Arena Pharmaceuticals Inc.                 1,400               42,686
+  Ariad Pharmaceuticals Inc.                 3,100               15,717
+  Avant Immunotherapeutics Inc.              2,900               16,385
+  Aviron                                     2,103              119,871
+  Bio-Technology General Corp.               2,779               36,405
   Cambrex Corp.                              1,490               75,364
+  Cellegy Pharmaceuticals Inc.               3,100               21,328
+  Charles River Laboratories
     International Inc.                       2,800               97,300
+  Cryolife Inc.                              1,750               71,592
+  CuraGen Corp.                              2,300               83,720
+  Cytogen Corp.                              4,500               24,300
+  Deltagen Inc.                              3,500               31,430
+  Diversa Corp.                              2,987               60,756
+* EntreMed Inc.                              1,378               22,048
+  Exelixis Inc.                              4,313               81,818
+  Genaera Corporation                        1,822                8,727
+  Gene Logic Inc.                            1,900               41,420
+  Genencor International Inc.                4,500               71,505
+  Genentech Inc.                            10,400              573,040
+  Genome Therapeutics Corp.                  3,020               44,817
+* Genzyme Corp. - General Division          11,498              701,378
+* Human Genome Sciences Inc.                 7,612              458,623
+  ICOS Corp.                                 3,116              199,424
+* IDEC Pharmaceuticals Corp.                 9,064              613,542
+  Illumina Inc.                              2,560               30,157
+  Immunex Corp.                             33,168              588,732
+  Immunomedics Inc.                          4,293               91,870
+  Incyte Genomics Inc.                       4,282              104,995
+  Integra LifeSciences Holdings
     Corporation                              2,500               54,125
+  Invitrogen Corp.                           2,892              160,911
+  Isis Pharmaceuticals Inc.                  3,908          $    48,420
+  Kosan Biosciences Inc.                     4,000               30,800
+* Large Scale Biology Corp.                  1,704               12,098
+* Maxim Pharmaceuticals Inc.                 7,365               46,473
+  Maxygen Inc.                               2,462               47,763
+  Millennium Pharmaceuticals Inc.           13,492              480,045
+  Myriad Genetics Inc.                       1,492               94,473
+  Nanogen Inc.                               7,100               48,209
+  Nexell Therapeutics Inc.                   2,025                4,232
+  Organogenesis Inc.                         3,420               25,308
+  Protein Design Labs Inc.                   2,660              230,782
+  Regeneron Pharmaceuticals Inc.             2,143               74,255
+* Rosetta Inpharmatics Inc.                  3,035               47,042
+  Sequenom Inc.                              3,687               51,618
+  Targeted Genetics Corp.                    3,300               21,450
+  Telik Inc.                                 2,100               20,685
+  Third Wave Technologies Inc.               2,454               25,350
+* Transkaryotic Therapies Inc.               1,255               36,960
+  Variagenics Inc.                           3,496               13,285
+  Xoma Ltd.                                  5,334               90,998
                                                             -----------
                                                               6,281,923
                                                             -----------
BUILDING MATERIALS--0.72%
+* Advanced Lighting
     Technologies Inc.                        1,945                8,558
+  American Standard Companies Inc.           4,445              267,144
   Apogee Enterprises Inc.                    2,500               31,225
   Centex Construction Products Inc.          1,509               49,042
+  Ceradyne Inc.                              2,800               22,680
+  Comfort Systems USA Inc.                   4,359               15,780
+  Dal-Tile International Inc.                4,096               75,981
   Elcor Corp.                                1,370               27,742
   Florida Rock Industries Inc.                 945               44,320
+  Genlyte Group Inc. (The)                   1,102               34,063
+  Integrated Electrical Services Inc.        3,692               35,997
   Lafarge Corp.                              4,701              157,531
   Lennox International Inc.                  3,521               38,555
   LSI Industries Inc.                        1,156               27,039
   Martin Marietta Materials Inc.             2,783              137,731
+  NCI Building Systems Inc.                  1,307               23,853
   Rayonier Inc.                              1,646               76,457
+  Rock of Ages Corp.                         2,774               14,036
+  Simpson Manufacturing Co. Inc.               717               43,378
   Texas Industries Inc.                      2,149               73,904
+  Trex Co. Inc.                              1,300               25,025
*  USG Corp.                                  2,423               10,225
   York International Corp.                   2,492               87,270
                                                             -----------
                                                               1,327,536
                                                             -----------
CHEMICALS--1.39%
+  Airgas Inc.                                6,651               79,147
   Albemarle Corp.                            2,602               60,288
+  Altair International Inc.                  2,059                4,447
   Arch Chemicals Inc.                        2,100               43,743
+  Atlantis Plastics Inc. "A"                   600                1,920
   Cabot Corp.                                4,077              146,854
+  Cabot Microelectronics Corp.               1,710              106,020
   ChemFirst Inc.                             2,141               56,094
   Crompton Corp.                             8,406               91,625
+  Cytec Industries Inc.                      2,335               88,730
   Ferro Corp.                                2,485               54,198
+  Foamex International Inc.                  2,122               15,703
   Fuller (H. B.) Co.                         1,225               61,127
   Gentek Inc.                                1,933               10,245
   Georgia Gulf Corp.                         2,179               33,774
   IMC Global Inc.                            7,815               79,713
+  International Specialty Products Inc.      3,376               35,786


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

------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
+  JLM Industries Inc.                        2,200          $     5,720
+  Landec Corp.                               1,973                7,695
   Lubrizol Corp.                             3,566              110,724
   Lyondell Chemical Co.                      6,642              102,154
   MacDermid Inc.                             3,224               58,032
   Millennium Chemicals Inc.                  3,774               56,799
   Minerals Technologies Inc.                 1,185               50,860
   Mississippi Chemical Corp.                 2,577                7,963
   Myers Industries Inc.                      2,270               34,277
   NL Industries Inc.                         3,832               53,073
   Olin Corp.                                 2,793               47,453
   OM Group Inc.                              1,660               93,375
   Omnova Solutions Inc.                      2,357               17,159
   Penford Corp.                              1,571               18,224
   PolyOne Corp.                              4,908               51,092
   RPM Inc.                                   6,547               60,232
   Schulman (A.) Inc.                         2,888               38,988
   Solutia Inc.                               6,927               88,319
   Spartech Corp.                             2,902               70,083
   Stepan Co.                                   663               17,371
+  Surmodics Inc.                             1,148               67,502
+  Symyx Technologies Inc.                    1,700               44,693
+  Terra Industries Inc.                      5,000               19,500
+  U.S. Plastic Lumber Co.                    1,954                2,403
+  Uniroyal Technology Corp.                  2,720               23,120
   Valhi Inc.                                 6,622               85,755
   Valspar Corp.                              3,055              108,452
+  Vertex Pharmaceuticals Inc.                3,866              191,367
   Wellman Inc.                               2,600               46,540
                                                             -----------
                                                               2,548,339
                                                             -----------
COAL--0.06%
   Consol Energy Inc.                         4,500              113,850
                                                             -----------
COMMERCIAL SERVICES--3.03%
   Aaron Rents Inc. "A"                       1,271               19,065
+  Ablest Inc.                                1,700                7,565
   ABM Industries Inc.                        1,456               54,236
+* Actrade Financial Technologies Ltd.          815               19,267
+  Administaff Inc.                           1,670               43,420
+  AHL Services Inc.                          2,230               17,840
+  ANC Rental Corp.                           3,012                9,036
+  AnswerThink Consulting
     Group Inc.                               2,281               22,787
+  Apollo Group Inc. "A"                      6,694              284,160
+  Atrix Laboratories Inc.                    1,816               43,039
+  Aurora Biosciences Corp.                   1,826               56,606
+  Barrett Business Services Inc.             1,000                3,600
+  Bestway Inc.                               1,400                7,840
+  Blount International Inc.                  3,065                7,663
+  Blue Rhino Corp.                           1,881                9,706
   Bowne & Co. Inc.                           2,846               32,729
+  Bright Horizons Family
     Solutions Inc.                           1,019               31,997
+  Caremark Rx Inc.                          13,204              217,206
+  CDI Corp.                                  2,262               38,431
*  Central Parking Corp.                      2,522               47,161
+  Charles River Associates Inc.              1,972               34,510
   Chemed Corp.                               1,162               41,995
   Comdisco Inc.                              9,200               12,236
+  Corinthian Colleges Inc.                   1,400               65,898
+  Corporate Executive Board
     Co. (The)                                1,700               71,400
+  CoStar Group Inc.                          1,228               32,296
+  DeVry Inc.                                 4,501              162,576
+* DiamondCluster International
     Inc. "A"                                 3,963               50,449
+  Dun & Bradstreet Corp.                     5,400          $   152,280
+  eBenx Inc.                                 3,010                9,873
+  Edgewater Technology Inc.                  3,066               10,731
+  Edison Schools Inc.                        3,000               68,520
+  Education Management Corp.                 2,005               80,300
+  Electro Rent Corp.                         1,901               31,005
+  Encompass Service Corp.                    4,456               39,881
+  First Consulting Group Inc.                2,194               15,797
+  First Health Group Corp.                   5,842              140,909
+  FYI Inc.                                   1,606               65,846
+  Gartner Group Inc. "B"                     5,300               48,760
+  Griffin Land & Nurseries Inc.              1,300               20,748
+  Harris Interactive Inc.                    5,460               13,650
+  Healthcare Services Group Inc.             2,214               15,719
+  Heidrick & Struggles
     International Inc.                       1,500               30,495
+  HotJobs.com Ltd.                           6,100               54,900
   Interactive Data Corp.                     9,242               83,178
+  Interstate National Dealer
     Services Inc.                            3,200               17,184
+  Iron Mountain Inc.                         3,147              141,111
+  ITT Educational Services Inc.              1,708               76,860
+  Kaneb Services Inc.                        2,200               16,126
   Kelly Services Inc. "A"                    1,746               42,340
+  Korn/Ferry International                   2,500               38,750
+  KPMG Consulting Inc.                       9,349              143,507
+  Labor Ready Inc.                           4,970               26,043
   Landauer Inc.                              1,617               48,510
+  Learning Tree International Inc.           1,311               30,101
+  LendingTree Inc.                           4,366               27,811
+  Luminant Worldwide Corp.                   4,100                3,362
+  Mail-Well Inc.                             5,584               23,732
+  Management Network Group
     Inc. (The)                               3,200               19,520
   Manpower Inc.                              5,342              159,726
+  MAXIMUS Inc.                               1,304               52,277
   McGrath Rentcorp                             916               22,112
+  MedQuist Inc.                              2,616               77,643
   Midas Inc.                                 2,555               32,448
+  Modis Professional Services Inc.           5,602               38,654
+  MPW Industrial Services Group Inc.         1,095                1,369
+  National Equipment Services Inc.           2,779                7,642
+  National Research Corp.                    2,500               13,125
+  NationsRent Inc.                           4,184                1,590
+  Navigant Consulting Co.                    4,627               37,941
+  Neff Corp.                                 4,392                3,733
+  NetRatings Inc.                            2,328               33,523
+  Neurogen Corp.                             1,733               39,772
+  New Horizons Worldwide Inc.                1,609               24,035
+  NOVA Corporation                           4,323              135,958
+  On Assignment Inc.                         1,578               28,404
+  Organic Inc.                               5,436                2,337
+  PFSweb Inc.                                2,656                2,789
+  Pharmaceutical Product
     Development Inc.                         3,088               94,215
+  Pharmacopeia Inc.                          1,300               31,200
+* Plexus Corp.                               2,560               84,480
+  Predictive Systems Inc.                    2,100                8,400
+  Profit Recovery Group
     International Inc. (The)                 3,046               34,907
+  ProsoftTraining.com                        2,672                3,340
+  Quanta Services Inc.                       3,975               87,609
+  Rainbow Rentals Inc.                       1,065                7,455
+  RCM Technologies Inc.                      3,186               15,452
   Regis Corp.                                2,499               52,454
+  Rent-A-Center Inc.                         1,817               95,574
+  Rent-Way Inc.                              1,445               15,750
+  Resources Connection Inc.                  1,300               33,592

--------------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(CONTINUED)
--------------------------------------------------------------------------------
   Rollins Inc.                               3,166    $    63,035
   Roper Industries Inc.                      2,199         91,808
+  Security Associates
    International Inc.                        3,200          7,520
   Servicemaster Co.                         18,725        224,700
+  Sotheby's Holdings Inc. "A"                3,645         58,794
+  Spherion Corporation                       3,724         33,330
+  SPS Technologies Inc.                      1,166         55,268
   Staff Leasing Inc.                         1,928          7,346
   Stewart Enterprises Inc. "A"               5,516         40,267
   Strayer Education Inc.                     1,102         53,722
+  Student Advantage Inc.                     3,600          6,588
+  Sylvan Learning Systems Inc.               3,073         74,674
+  Teletech Holdings Inc.                     4,895         44,006
+  Trimeris Inc.                                773         38,704
+  Tyler Technologies Inc.                    3,772          9,053
+  United Rentals Inc.                        4,160        107,952
+  United Shipping and
    Technology Inc.                           1,000            580
+  Valassis Communications Inc.               3,160        113,128
   Viad Corp.                                 6,247        164,921
+  Volt Information Sciences Inc.             1,067         18,672
+  Wackenhut Corrections Corp.                1,500         19,650
+  Westaff Inc.                               1,884          6,217
+* Wireless Facilities Inc.                   2,500         16,250
   World Fuel Services Corp.                  4,155         49,652
                                                       -----------
                                                         5,567,606
                                                       -----------
COMPUTER SYSTEMS--0.12%
+  Borland Software Corp.                     5,168         80,621
+  Metasolv Inc.                              2,760         21,887
+  Tellium Inc.                               6,019        109,546
                                                       -----------
                                                           212,054
                                                       -----------
COMPUTERS--6.62%
+  Accrue Software Inc.                       2,100          1,008
+  ACE*COMM Corp.                             4,000          6,800
+* Activision Inc.                            2,415         94,789
+* Advanced Digital Information Corp.         3,140         54,322
+* Advent Software Inc.                       1,994        126,619
+* Affiliated Computer Services
    Inc. "A"                                  3,334        239,748
+* AGENCY.com Ltd.                            3,462         11,148
+* Agile Software Corp.                       3,100         52,700
+  American Software Inc. "A"                 3,900          6,630
+* AppliedTheory Corp.                        4,200          2,142
+  Applix Inc.                                1,058          2,063
+  Art Technology Group Inc.                  4,400         25,520
+  Ashton Technology Group
    Inc. (The)                                3,000          2,940
+  Ask Jeeves Inc.                            3,000          5,700
+  Aspen Technology Inc.                      1,506         36,445
+  Auspex Systems Inc.                        2,748         19,621
+* Avici Systems Inc.                         2,939         25,187
+  BARRA Inc.                                 1,231         48,194
+  Be Free Inc.                               6,400          7,808
+  Be Inc.                                    4,400          1,980
+  BindView Development Corp.                 4,020          8,482
+* Bisys Group Inc.                           3,682        217,238
+  Black Box Corp.                            1,171         78,879
+  Braun Consulting Inc.                      3,200         25,760
+  Brio Technology Inc.                       2,347         17,133
+* Broadbase Software Inc.                    3,400          7,283
+  Brocade Communications
    System Inc.                              14,000        615,860
+  BSQUARE Corp.                              1,800         18,918
+  CacheFlow Inc.                             2,920         14,396
+  CAIS Internet Inc.                         2,400    $     1,776
+  Calico Commerce Inc.                       1,824            529
+  Cambridge Technology
    Partners Inc.                             3,320         11,753
+  Carreker Corp.                             1,313         28,229
+  Casino Data Systems                        3,200         29,504
+  Catalyst International Inc.                2,159          8,334
+  C-bridge Internet Solutions Inc.           2,151          3,549
+  CCC Information Services
    Group Inc.                                3,164         18,794
+  Centura Software Corp.                     4,400          1,232
+  Ceridian Corp.                             9,100        174,447
+  Ciber Inc.                                 3,099         29,440
+  Ciprico Inc.                               1,618         12,135
+  Clarent Corp.                              2,442         22,442
+  Cognizant Technology
    Solutions Corp.                             958         40,667
+  Commerce One Inc.                         12,440         72,650
+  Computer Network
    Technology Corp.                          1,415         15,013
+  Concur Technologies Inc.                   2,236          3,309
+  Concurrent Computer Corp.                  3,566         24,962
+  Cotelligent Inc.                           2,307          1,707
+  Covansys Corporation                       2,955         33,391
+  Critical Path Inc.                         4,989          5,089
+  Crossroads Systems Inc.                    2,600         16,874
+  CyberSource Corp.                          2,300          3,726
+  Cylink Corp.                               2,873          1,666
+  Cysive Inc.                                2,500          7,925
+  Daleen Technologies Inc.                   1,700          1,394
+  Data Race Inc.                             3,209            321
+  Data Return Corp.                          2,800          4,900
+  Data Translation Inc.                      2,700          4,374
+  Dataram Corp.                              2,350         23,265
+  Datatec Systems Inc.                       3,783          2,005
+  Deltek Systems Inc.                        2,399         17,081
+  Dendrite International Inc.                2,959         22,192
   Diebold Inc.                               4,877        156,796
+  Digex Inc.                                 2,600         33,800
+  Digital River Inc.                         3,738         16,821
+* Digitas Inc.                               4,795         21,098
+  Docent Inc.                                2,600         26,000
+  DocuCorp International Inc.                  898          3,233
+  Dot Hill Systems Corp.                     2,640          4,884
+  DSET Corporation                             959            575
+  DSP Group Inc.                             1,292         27,713
+  DST Systems Inc.                           7,780        410,006
+* E.piphany Inc.                             5,150         52,324
+  Easylink Services Corp.                    4,663          2,565
+  ebix.com Inc.                              1,430          2,731
+  Echelon Corp.                              2,298         70,686
+  Eclipsys Corp.                             2,793         78,483
+* eGain Communications Corp.                 2,751          7,400
+  Elcom International Inc.                   4,021          6,715
+  Electronics For Imaging Inc.               3,278         96,701
+  Elite Information Group Inc.               2,800         18,620
+  eLoyalty Corp.                             2,625          2,625
+* Engage Technologies Inc.                  11,800          8,614
+  Entrade Inc.                               5,200          3,120
+  Entrust Technologies Inc.                  4,400         31,196
+  Equinix Inc.                               4,453          4,765
+  Evolving Systems Inc.                      5,519         30,906
+  Exabyte Corp.                              3,131          3,006
+  Extended Systems Inc.                      1,500         10,380
+  Extreme Networks Inc.                      6,900        203,550
+* F5 Networks Inc.                           2,000         35,140
   FactSet Research Systems Inc.              2,154         76,898
   Fair Isaac and Co. Inc.                    1,236         76,410

--------------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(CONTINUED)
--------------------------------------------------------------------------------
+  FileNET Corp.                              1,873    $    27,720
+  First Virtual Communications Inc.          4,601          4,141
+  Foundry Networks Inc.                      7,300        145,854
+  Frontline Capital Group Inc.               2,500          3,750
+  Gadzoox Networks Inc.                      3,000          9,630
+* General Magic Inc.                         4,230          4,357
+* GoTo.com Inc.                              3,900         75,855
+  Hall Kinion & Associates Inc.              1,325         10,679
+  HNC Software Inc.                          2,054         40,053
+  Hypercom Corp.                             3,574         17,155
+  Hyperion Solutions Corp.                   1,943         29,145
+  iAsiaWorks Inc.                            3,324            632
+  IDX Systems Corp.                          2,485         29,845
+  iGate Capital Corp.                        2,794         13,942
+  IKOS Systems Inc.                          2,000         14,720
+  iManage Inc.                               2,500          9,125
+  IMRglobal Corp.                            3,904         42,671
+  Industri Matematik
    International Corp.                       2,280          4,264
+  InfoCure Corp.                             3,692          8,787
+  Infocus Corp.                              2,618         53,381
+  Information Architects Corp.               2,444          3,079
+  Inforte Corp.                              3,794         46,401
+  infoUSA Inc.                               3,416         20,496
+  Inprimis Inc.                              2,600            728
+  Integral Systems Inc.                      1,262         30,452
+  Integrated Measurement Systems             1,432         31,432
+  InterCept Group Inc. (The)                 1,200         45,600
+  Intergraph Corp.                           3,688         56,795
+  Interland Inc.                             3,450          4,485
+* Interliant Inc.                            4,100          2,255
+  Internap Network Services Corp.           10,300         33,681
+  Internet Security Systems Inc.             2,624        127,421
+  Intertrust Technologies Corp.              6,000          7,200
+  Interwoven Inc.                            6,200        104,780
+  Intranet Solutions Inc.                    1,622         61,717
+* Intraware Inc.                             2,300          2,668
+  Intrusion.com Inc.                         2,128          7,427
+  ION Networks Inc.                            800            640
+  ITXC Corp.                                 3,600         25,200
+  iXL Enterprises Inc.                       4,300          5,203
   Jack Henry & Associates Inc.               6,412        198,772
+  Juniper Networks Inc.                     19,800        615,780
+  Juno Online Services Inc.                  3,800          5,510
+  Jupiter Media Metrix Inc.                  7,751          9,999
+  Kana Communications Inc.                   5,960         12,158
+  Keynote Systems Inc.                       2,800         30,660
+  Kronos Inc.                                1,255         51,392
+  Larscom Inc. "A"                           2,700          5,319
+  Launch Media Inc.                          4,500          4,095
+* Level 8 Systems Inc.                       2,797         13,230
+  Lexar Media Inc.                           4,300          6,837
+  Liberate Technologies Inc.                 6,400         70,080
+  LookSmart Ltd.                             5,000          5,250
+  Manhattan Associates Inc.                  1,561         62,050
+  MapInfo Corp.                                922         20,284
+  Marimba Inc.                               2,100          4,431
+  Maxtor Corp.                              14,233         74,723
+  McDATA Corporation "A"                     6,934        121,692
+  Media 100 Inc.                             1,360          2,162
+  Mentor Graphics Corp.                      4,640         81,200
+  Micron Electronics Inc.                    5,297          8,422
+  Micros Systems Inc.                        1,421         31,262
+  Micros-To-Mainframes Inc.                  1,000          1,120
+* Microstrategy Inc.                         2,160          6,048
+  Mitek Systems Inc.                         3,300          4,257
+  Mobius Management Systems Inc.             1,756          5,795
+  MTI Technology Corp.                       3,350    $     6,834
   MTS Systems Corp.                          4,285         59,090
+  Multex.com Inc.                            1,714         27,852
+  MyPoints.com Inc.                          4,492         11,544
+  National Information
    Consortium Inc.                           4,900          8,918
+  National Instruments Corp.                 3,009         97,642
+  Navidec Inc.                               4,300          4,429
+  NaviSite Inc.                              4,300          6,235
+  Net Perceptions Inc.                       3,000          5,160
+  Netegrity Inc.                             2,180         65,400
+  NetObjects Inc.                            3,900          3,081
+  NetScout Systems Inc.                      2,500         16,250
+  Netsmart Technologies Inc.                 2,200          4,466
+  NetSpeak Corp.                             1,763          4,936
+  Novadigm Inc.                              1,945         21,881
+* Nuance Communications Inc.                 2,329         41,969
+  NYFIX Inc.                                 1,983         63,357
+  Odetics Inc. "A"                           1,335          2,937
+  On2.com Inc.                               2,100          1,050
+  OneSource Information
    Services Inc.                             2,900         24,360
+  ONI Systems Inc.                           8,000        223,200
+  Ontrack Data Intenational Inc.             2,800         16,100
+  ONYX Software Corp.                        2,900         23,200
+  Open Market Inc.                           5,566          6,568
+  Packeteer Inc.                             3,800         47,614
+  Pegasus Solutions Inc.                     2,005         23,158
+  Performance Technologies Inc.              1,587         23,805
+  Perot Systems Corp. "A"                    7,311        132,329
+  Phoenix Technologies Ltd.                  1,569         22,907
+  Portal Software Inc.                      11,200         46,256
+  Preview Systems Inc.                       4,013         13,845
+  PRI Automation Inc.                        1,792         33,197
+  Primus Knowledge Solutions Inc.            2,500        14,975
+  ProBusiness Services Inc.                  1,516         40,250
+  Progress Software Corp.                    1,928         31,234
+  QAD Inc.                                   2,989         10,461
+  Quantum DLT & Storage Group                9,760         98,478
+  Quest Software Inc.                        5,800        218,950
+  Radiant Systems Inc.                       2,038         32,853
+  Radview Software Ltd.                      2,092          1,715
+  Rainbow Technologies Inc.                  2,864         16,010
+  RAVISENT Technologies Inc.                 1,500          2,970
+  Read-Rite Corp.                            7,300         38,325
+* Red Hat Inc.                              10,000         40,000
+  Redback Networks Inc.                      9,200         82,064
+  Retek Inc.                                 3,355        160,839
+  Riverstone Networks Inc.                   6,356        126,421
+  RSA Security Inc.                          3,793        117,393
+  RWD Technologies Inc.                      1,550          4,743
+  Safeguard Scientifics Inc.                 7,939         40,806
+  Sagent Technology Inc.                     2,400          3,600
+* Sanchez Computer Associates Inc.           2,362         31,296
+  SanDisk Corp.                              4,278        119,313
+* Scient Corp.                               4,600          4,278
+  Scientific Learning Corp.                  3,800          8,170
+* SCM Microsystems Inc.                      2,988         31,075
+  ScreamingMedia Inc.                        3,770         11,121
+  Secure Computing Corp.                     2,230         35,033
+  SEEC Inc.                                  2,300          6,141
   SEI Investment Co.                         7,188        340,711
+* Silicon Storage Technology Inc.            5,987        60,648
+  SilverStream Software Inc.                 1,700         11,985
+  SmartDisk Corp.                            1,900          7,866
+  SmartServ Online Inc.                      7,000         64,750
+  Socket Communications Inc.                 2,600          6,630
+  Sonic Foundry Inc.                         2,400          3,864

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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(CONTINUED)
--------------------------------------------------------------------------------
+  SONICblue Inc.                             5,029    $    16,596
+  SonicWALL Inc.                             4,200        105,882
+  SPEEDUS.COM Inc.                           3,600          3,960
+  SportsLine.com Inc.                        3,955          9,096
+  SPSS Inc.                                  1,333         21,075
+  SS&C Technologies Inc.                     4,739         29,382
+  StarBase Corp.                             3,706         13,527
+* StarMedia Network Inc.                     5,100          9,486
+  Storage Technology Corp.                   7,166         98,604
+* StorageNetworks Inc.                       2,316         39,349
+  Stratasys Inc.                             2,400          7,248
+* Stratos Lightwave Inc.                     7,009         91,117
+  SunGard Data Systems Inc.                 16,808        504,408
+  Sunquest Information Systems Inc.          1,867         44,416
+  Sykes Enterprises Inc.                     2,159         23,749
+* Synopsys Inc.                              3,988        192,979
+  Syntel Inc.                                3,108         23,932
+  T/R Systems Inc.                           3,632         14,128
+  Take-Two Interactive Software Inc.         2,620         48,601
+  Tanning Technology Corp.                   1,800          8,730
+  Technology Solutions Co.                   3,925          6,986
+  Teknowledge Corp.                            700          3,836
+  Telescan Inc.                              1,795            610
+  TenFold Corp.                              2,000            860
+  THQ Inc.                                   1,607         79,145
+  3Com Corp.                                22,888        108,718
+  3D Systems Corp.                           2,317         39,389
+  3DO Co. (The)                              3,656         26,616
+  Tidel Technologies Inc.                    1,200          1,416
+  Tier Technologies Inc. "B"                 1,884         17,992
+  TradeStation Group Inc.                    1,545          8,191
+  TransAct Technologies Inc.                 3,700         33,300
+  Tricord Systems Inc.                       2,200          5,962
+* Tumbleweed Communications
    Corp.                                     2,204          8,353
+* Turnstone Systems Inc.                     7,062         49,434
+  Ultimate Software Group Inc.               2,485         12,549
+  USDATA Corp.                               3,300          1,518
+* VeriSign Inc.                             12,753        765,308
+  Verity Inc.                                2,268         45,247
+  Versant Corp.                              3,800          6,080
+  Verso Technologies Inc.                    2,283          1,941
+  Vertel Corp.                               2,100            105
+  Vialink Co. (The)                          2,188          3,501
+* Viant Corp.                                3,000          5,610
+  Vitech America Inc.                          739            318
+* Vitria Technology Inc.                     9,200         31,648
+  Walker Interactive Systems                 1,028            658
+  WatchGuard Technologies Inc.               4,700         48,175
+  Wave Systems Corp. "A"                     3,069         16,481
+* Webb Interactive Services                  1,672          4,096
+  Western Digital Corp.                     10,771         43,084
+  Xpedior Inc.                               3,388             34
+* Xybernaut Corp.                            5,065         24,312
+  Zamba Corp.                                2,800          2,800
                                                       -----------
                                                        12,184,719
                                                       -----------
COSMETICS/PERSONAL CARE--0.20%
   Carter-Wallace Inc.                        2,625         50,794
*  Estee Lauder Companies Inc. "A"            7,378        317,992
                                                       -----------
                                                           368,786
                                                       -----------
DISTRIBUTION/WHOLESALE--0.51%
   Advanced Marketing Services Inc.           1,449         30,212
+* Aviation Sales Co.                         2,158          3,669
+  Bell Microproducts Inc.                    2,292         27,412
+  Brightpoint Inc.                           5,443         15,785
+  CellStar Corp.                             2,938    $     6,317
+  Daisytek International Corp.               2,166         34,114
*  Fastenal Co.                               2,497        154,764
+  First Aviation Services Inc.               2,400         11,520
+  Handleman Co.                              3,314         55,509
   Hughes Supply Inc.                         1,672         39,543
+  Ingram Micro Inc. "A"                      4,664         67,581
+  Keystone Automotive Industries Inc.        3,486         41,658
+* NuCo2 Inc.                                 2,522         30,995
   Owens & Minor Inc.                         2,557         48,583
+  Questron Technology Inc.                   3,200         12,320
+  Richton International Corp.                  600         21,420
+  SCP Pool Corp.                             1,644         56,602
+  Tech Data Corp.                            3,574        119,229
+  United Stationers Inc.                     2,546         80,352
   Watsco Inc.                                3,306         46,615
+  WESCO International Inc.                   3,100         28,210
                                                       -----------
                                                           932,410
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES--2.77%
*  Advanta Corp. "A"                          2,893         46,288
+* Affiliated Managers Group Inc.             1,584         97,416
+  Alleghany Corp.                              434         88,102
+* Allied Capital Corp.                       4,839        112,023
   American Capital Strategies Ltd.           2,107         59,122
+* AmeriCredit Corp.                          4,803        249,516
+* Ameritrade Holding Corp. "A"              11,359         90,418
+  Ampal-American Israel Corp. "A"            2,783         16,837
+  BlackRock Inc.                             1,000         34,290
+  Boron, LePore & Associates Inc.            2,366         32,603
   Capitol Federal Financial                  5,200        100,516
+* CompuCredit Corp.                          2,500         27,625
+  Digital Insight Corp.                      2,589         57,217
   Doral Financial Corp.                      2,908         99,744
+  DVI Inc.                                   1,919         33,774
+  E*trade Group Inc.                        20,008        129,052
   Eaton Vance Corp.                          3,616        125,837
   Edwards (A.G.) Inc.                        4,612        207,540
+  E-LOAN Inc.                                4,300          4,515
+* Equitex Inc.                               6,339         37,463
+* Factual Data Corp.                           900          6,489
   Federated Investors Inc. "B"               8,190        263,718
+  Financial Federal Corp.                    1,665         48,202
   Finova Group Inc.                          5,393         19,954
+  Forrester Research Inc.                    1,166         26,340
+  Friedman Billings Ramsey
    Group Inc. "A"                            2,455         17,185
+  Gabelli Asset Management Inc. "A"          1,100         45,265
+  GlobalNet Financial.com Inc.               3,500            910
   Goldman Sachs Group Inc. (The)             8,138        698,240
+  Greg Manning Auctions Inc.                 1,400          2,940
   Heller Financial Inc. "A"                  2,908        116,320
+  HPSC Inc.                                  2,200         18,150
+  Instinet Group Inc.                        2,582         48,128
+  Investment Technology Group Inc.           2,254        113,354
   Jeffries Group Inc.                        1,440         46,656
   John Nuveen Co. "A"                        2,002        113,413
+  Kent Financial Services Inc.               1,000          4,000
+  Kirlin Holding Corp.                       4,000          7,400
+  Knight Trading Group Inc.                  7,490         80,068
+  Labranche & Co. Inc.                       2,600         75,400
   Legg Mason Inc.                            3,797        188,939
+  M.H. Meyerson & Co. Inc.                   3,900          4,914
+  Matrix Bancorp Inc.                        1,947         20,307
+  Memberworks Inc.                             898         20,780
   Metris Companies Inc.                      3,983        134,267
+  National Processing Inc.                   4,765        133,420
+  NCO Group Inc.                             1,960         60,623

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MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(CONTINUED)
--------------------------------------------------------------------------------
*  Neuberger Berman Inc.                      2,900    $   197,200
+  New Century Equity Holdings
    Corp.                                     3,028          3,028
+  NextCard Inc.                              3,900         43,095
+  Online Resources &
    Communications Corp.                      1,400          3,360
+  Phoenix Companies Inc.                     2,693         50,090
+  Professional Detailing Inc.                  878         80,776
   Raymond James Financial Inc.               2,566         78,520
   Resource America Inc. "A"                  2,574         33,719
   Resource Bancshares Mortgage
    Group Inc.                                4,853         35,427
+  S1 Corp.                                   3,903         54,642
+  Siebert Financial Corp.                    2,939         13,696
+  SoftNet Systems Inc.                       3,518          6,895
   Source Capital Corp.                         500          3,450
*  Southwest Securities Group Inc.            1,456         30,139
+  Startek Inc.                               2,889         65,291
+  Stockwalk.com Group Inc.                     921          1,897
   Student Loan Corp.                         1,094         76,306
+  TD Waterhouse Group Inc.                   2,400         26,232
   Tucker Anthony Sutro Corporation           1,599         35,178
+* Wackenhut Corp. "A"                        2,367         40,831
   Waddell & Reed Financial Inc. "A"          5,255        166,846
+  WFS Financial Inc.                         2,248         69,126
+  Wit Soundview Group Inc.                   4,800          8,784
                                                       -----------
                                                         5,089,808
                                                       -----------
ELECTRIC--2.38%
   ALLETE                                     4,226         95,085
+* Alliant Energy Corp.                       4,851        141,407
   Avista Corp.                               3,199         63,916
   Black Hills Corp.                          1,765         71,006
   CH Energy Group Inc.                       1,656         72,781
   Cleco Corp.                                3,212         73,073
   Conectiv Inc.                              5,404        116,726
+  Covanta Energy Corporation                 3,297         60,863
   DPL Inc.                                   8,804        254,964
   DQE Inc.                                   3,978         89,505
+  El Paso Electric Co.                       3,496         55,901
   Empire District Electric Co. (The)         1,961         40,573
   Energy East Corp.                          8,042        168,158
   Green Mountain Power Corp.                 2,136         34,091
   Hawaiian Electric Industries Inc.          1,734         66,239
   IDACorp Inc.                               1,982         69,132
   Kansas City Power & Light Co.              3,569         87,619
   Madison Gas & Electric Co.                 5,619        156,208
   MDU Resources Group Inc.                   4,272        135,166
   Montana Power Co.                          6,924         80,318
+  NewPower Holdings Inc.                     8,155         73,395
   Northeast Utilities                       10,402        215,842
   NorthWestern Corp.                         1,628         36,467
   NSTAR                                      3,822        162,664
   OGE Energy Corp.                           4,313         97,517
+  Orion Power Holdings Inc.                  5,496        130,860
   Otter Tail Power Co.                       1,960         54,390
+* Plug Power Inc.                            2,600         55,978
   Potomac Electric Power Co.                 7,803        163,239
   Public Service Company of
    New Mexico                                2,469         79,255
   Puget Energy Inc.                          6,183        161,995
   RGS Energy Group Inc.                      1,597         59,887
   SCANA Corp.                                6,992        198,573
   Sierra Pacific Resources Corp.             5,187         82,940
   TECO Energy Inc.                           7,901        240,980
   UIL Holdings Corporation                     841         40,864
   UniSource Energy Corp.                     3,142         72,172
*  Utilicorp United Inc.                      6,035    $   185,335
*  Western Resources Inc.                     4,046         86,989
   Wisconsin Energy Corp.                     7,957        189,138
   WPS Resources Corp.                        1,487         52,417
                                                       -----------
                                                         4,373,628
                                                       -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.33%
+* Active Power Inc.                          2,186         36,462
+  Advanced Energy Industries Inc.            2,293         94,632
+* Capstone Turbine Corp.                     4,900        110,201
+  Energizer Holdings Inc.                    6,061        139,100
   Hubbell Inc. "B"                           3,242         94,018
+  Medis Technologies Ltd.                    1,500         16,500
+  Proton Energy Systems Inc.                 2,100         25,200
+* Superconductor Technologies Inc.           3,200         19,200
+  UCAR International Inc.                    2,812         33,603
+  Wilson Greatbatch
    Technologies Inc.                         1,300         37,700
                                                       -----------
                                                           606,616
                                                       -----------
ELECTRONICS--3.57%
+* Act Manufacturing Inc.                     1,734         18,970
+  Actel Corp.                                2,137         52,463
+  ADE Corp.                                  1,586         30,134
+  Aeroflex Inc.                              3,466         36,393
+* Alpha Industries Inc.                      2,414         71,334
+  Alpha Technologies Group Inc.              2,496         12,480
+  Alpine Group (The) Inc.                    1,396          2,234
+* American Superconductor Corp.              1,366         35,243
   AMETEK Inc.                                1,734         52,974
+  Amphenol Corp. "A"                         2,598        104,050
   Analogic Corp.                               966         44,001
+  Andrea Electronics Corp.                   2,596          4,283
+  APW Ltd.                                   2,228         22,614
+  Arrow Electronics Inc.                     6,478        157,351
+  Artesyn Technologies Inc.                  2,290         29,541
+  Astropower Inc.                              800         41,712
+  ATMI Inc.                                  1,590         47,700
+  Ault Inc.                                  2,400         13,008
   Avnet Inc.                                 6,224        139,542
   AVX Corp.                                 11,542        242,382
   Barnes Group Inc.                          1,790         44,213
+  Bel Fuse Inc. "A"                          1,091         32,730
   Belden Inc.                                1,088         29,104
+  Benchmark Electronics Inc.                 1,419         34,567
+  Blonder Tongue Laboratories Inc.           4,570         18,143
+  BOLDER Technologies Corp.                  4,029             20
   Brady Corp. "A"                            1,407         50,835
   C&D Technologies Inc.                      1,414         43,834
+  Cable Design Technologies Corp.            2,643         42,711
+  California Amplifier Inc.                  1,100          4,455
+* Caliper Technologies Corp.                 1,734         36,501
+  Catalyst Semiconductor Inc.                3,300         13,794
+  Checkpoint Systems Inc.                    3,397         60,467
+  Chromatics Color Sciences                  6,668            867
+  Clare Inc.                                 3,500          8,400
+  Coherent Inc.                              1,860         67,276
+  Concord Camera Corp.                       6,302         37,182
   CTS Corp.                                  1,716         35,178
   Cubic Corp.                                1,328         41,500
+  Cymer Inc.                                 2,013         50,909
+  Daktronics Inc.                            4,200         64,638
+  DDi Corp.                                  2,360         47,200
+  Dionex Corp.                               1,193         39,667
+* DuPont Photomasks Inc.                     1,284         61,953
   EDO Corp.                                  3,596         57,356
+  Electric Fuel Corp.                        2,539          6,449
+  Electro Scientific Industries Inc.         1,818         69,266

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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(CONTINUED)
--------------------------------------------------------------------------------
+  Energy Conversion Devices Inc.             1,563    $    43,764
+  ESS Technology Inc.                        3,518         24,626
+  Evans & Sutherland
    Computer Corp.                            3,765         30,609
+  Exar Corp.                                 2,628         51,929
+  Excel Technology Inc.                      1,006         22,212
+  Fairchild Semiconductor Corp. "A"          5,900        135,700
+  FEI Co.                                    1,469         60,229
+  Fisher Scientific International Inc.       2,691         78,039
   Frequency Electronics Inc.                 1,643         30,395
+  FSI International Inc.                     2,428         30,593
+  FuelCell Energy Inc.                       2,000         46,180
   General Cable Corp.                        3,747         69,507
+* Genrad Inc.                                3,397         20,382
+  Gentex Corp.                               4,918        137,065
+  Genus Inc.                                 1,400          6,720
+  GlobeSpan Inc.                             4,500         65,700
+  HEI Inc.                                   2,100         19,110
   Helix Technology Corp.                     1,597         48,677
+  HI/FN Inc.                                 1,039         15,720
+  Hutchinson Technology Inc.                 2,299         43,796
+  Ibis Technology Corp.                        705          7,776
+  IFR Systems Inc.                           1,900          3,325
+  Illinois Superconductor Corp.              4,000          6,600
+  ImageX.com Inc.                            2,100          2,625
+  Innovex Inc.                               3,844         14,107
+  Interlink Electronics Inc.                 3,850         31,223
+  inTEST Corp.                               1,900         11,970
+  Invision Technologies Inc.                 1,939          7,465
+  JMAR Technologies Inc.                     2,400          9,264
+  JNI Corp.                                  3,600         50,400
+  JPM Company (The)                          3,660            915
+  KEMET Corp.                                5,608        111,094
+  Lifeline Systems Inc.                      1,214         23,989
+  Littelfuse Inc.                            1,208         32,362
+  Lowrance Electronics Inc.                  2,700          7,425
+  Mackie Designs Inc.                        2,661         13,438
+  Mattson Technology Inc.                    1,653         28,894
+  Maxwell Technologies Inc.                  1,412         31,488
+  Meade Instruments Corp.                    3,280         22,074
+  Mechanical Technology Inc.                 1,914         13,800
+  MedicaLogic/Medscape Inc.                  5,227          3,084
+  Mercury Computer Systems Inc.              1,444         63,680
+  Mesa Laboratories Inc.                     2,400         11,520
   Methode Electronics Inc. "A"               2,190         18,834
+  Micrel Inc.                                5,768        190,344
+  Micro Linear Corp.                           810          1,984
+  Microsemi Corp.                            1,017         72,207
+* MIPS Technologies Inc. "A"                 2,467         42,679
+* MKS Instruments Inc.                       2,385         68,688
+  Molecular Devices Corp.                    1,818         36,451
+  NETsilicon Inc.                            1,600          7,600
+  Nu Horizons Electronics Corp.              2,415         22,942
+  Oak Technology Inc.                        4,600         48,714
+  OPTi Inc.                                  2,083          7,936
+  OSI Systems Inc.                           2,434          9,054
+  OYO Geospace Corp.                         1,100         25,190
+  PCD Inc.                                   3,210         13,931
+  Photon Dynamics Inc.                         800         21,600
+  Photronics Inc.                            2,147         55,092
*  Pioneer-Standard Electronics Inc.          2,671         34,189
+  PLX Technology Inc.                        2,100         17,829
+  Power Integrations Inc.                    1,812         28,267
+  QuickLogic Corp.                           2,100         12,642
+  Ramtron International Corp.                3,840         11,904
+  Rayovac Corp.                              2,929         62,388
+  Recoton Corp.                              2,431         42,119
+  REMEC Inc.                                 3,501    $    43,412
+  Reptron Electronics Inc.                   3,600         16,560
+  Research Frontiers Inc.                    1,504         40,608
+  Robotic Vision Systems Inc.                2,513          4,146
+  Rogers Corp.                                 962         25,493
+  Rudolph Technologies Inc.                  1,417         66,599
+  Sawtek Inc.                                2,466         58,025
+  SBS Technologies Inc.                      1,230         23,272
+  SCI Systems Inc.                           9,274        236,487
+  Semtech Corp.                              4,736        142,080
+* Sensar Corp.                               2,000            560
+* Sensormatic Electronics Corp.              4,851         82,467
+  Sheldahl Inc.                              2,484          4,471
+  Silicon Image Inc.                         5,000         25,000
+  Siliconix Inc.                             2,501         79,132
+  SIPEX Corp.                                2,060         31,085
   SLI Inc.                                   2,799         23,092
+  Spectra-Physics Lasers Inc.                1,196         27,675
+  Spectrum Control Inc.                      2,390         14,244
+  Spire Corp.                                5,000         27,550
+  Surge Components Inc.                      1,900          1,881
   Tech/Ops Sevcon Inc.                       1,439         13,599
   Technitrol Inc.                            1,846         47,996
+  Therma-Wave Inc.                           1,515         28,891
+  Three-Five Systems Inc.                    1,445         25,981
+  Trimble Navigation Ltd.                    1,915         37,323
+  Triumph Group Inc.                           815         39,935
+  Tvia Inc.                                  2,220          4,995
+  Ultrak Inc.                                  542          1,301
+  Universal Display Corp.                    2,700         52,920
+  Universal Electronics Inc.                 1,278         23,004
+* Valence Technology Inc.                    3,746         24,087
+  Varian Inc.                                2,430         78,489
+  Viasystems Group Inc.                      9,029         27,177
+  Vicor Corp.                                2,475         40,342
+* Virata Corp.                               4,400         52,140
+  Vishay Intertechnology Inc.                8,624        198,352
+  Waters Corp.                               7,988        220,549
   Watts Industries Inc. "A"                  2,401         40,697
   Woodhead Industries Inc.                   1,806         30,702
   X-Rite Inc.                                3,781         33,424
+* Zoran Corp.                                1,972         58,608
+  Zygo Corp.                                   911         20,270
                                                       -----------
                                                         6,574,300
                                                       -----------
ENERGY & RELATED--0.05%
+* H Power Corp.                              3,940         38,257
+* Millennium Cell Inc.                       3,400         35,870
+  Syntroleum Corp.                           2,492         22,652
                                                       -----------
                                                            96,779
                                                       -----------
ENGINEERING & CONSTRUCTION--0.11%
   Granite Construction Inc.                  2,754         70,007
+  Jacobs Engineering Group Inc.              1,643        107,173
+  UNIFAB International Inc.                  3,300         16,995
                                                       -----------
                                                           194,175
                                                       -----------
ENTERTAINMENT--1.17%
+  AMC Entertainment Inc.                     3,050         39,650
+  Anchor Gaming                              1,278         82,584
+  Argosy Gaming Co.                          2,403         66,707
+  barnesandnoble.com Inc.                    2,900          4,727
+  Championship Auto Racing
    Teams Inc.                                1,178         18,848
+  Cheap Tickets Inc.                         2,400         36,240
   Churchill Downs Inc.                       1,277         32,027
   Dover Downs Entertainment Inc.             3,290         50,666
+  Expedia Inc. "A"                           4,400        205,040

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
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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(CONTINUED)
--------------------------------------------------------------------------------
+  Gaylord Entertainment Co. "A"              1,767    $    50,890
+* Global Sports Inc.                         2,939         23,512
+  GTECH Holdings Corp.                       1,846         65,551
+  Hollywood Entertainment Corp.              3,393         28,705
+  Image Entertainment Inc.                     599          1,977
+  International Game
    Technology Inc.                           4,521        282,969
   International Speedway Corp. "A"           3,538        148,596
+  Isle of Capris Casinos Inc.                1,700         15,980
+  Macrovision Corp.                          3,260        223,310
+* Metro-Goldwyn-Mayer Inc.                  13,240        299,886
+  Penn National Gaming Inc.                  2,343         59,512
+  Pinnacle Entertainment Inc.                1,651         12,135
+  Six Flags Inc.                             4,874        102,549
+  Speedway Motorsports Inc.                  3,156         79,563
+  Steinway Musical Instruments Inc.          1,325         23,386
+  Ticketmaster Online-CitySearch
    Inc. "B"                                  4,013         59,392
+* Trendwest Resorts Inc.                     1,751         40,962
+  Vail Resorts Inc.                          2,910         55,290
+  World Wrestling Federation
    Entertainment Inc.                        1,900         26,220
+  Zomax Inc.                                 2,356         20,992
                                                       -----------
                                                         2,157,866
                                                       -----------
ENVIRONMENTAL CONTROL--0.35%
+  Catalytica Energy Systems Inc.             1,705         36,998
+  Duratek Inc.                               2,430         11,907
   IMCO Recycling Inc.                        5,713         40,562
+  Ionics Inc.                                1,620         51,030
+  IT Group Inc.                              2,512         15,951
+  Layne Christensen Co.                      6,420         54,570
   Mine Safety Appliances Co.                   963         31,490
+  MPM Technologies Inc.                      1,900          7,030
+  Republic Services Inc. "A"                11,167        221,665
+  Stericycle Inc.                            1,400         65,730
+  Tetra Tech Inc.                            2,197         59,758
+  U S Liquids Inc.                           5,654         26,008
+  Waste Holdings Inc.                        2,593         19,707
                                                       -----------
                                                           642,406
                                                       -----------
FOOD--1.78%
+* American Italian Pasta Co. "A"             1,509         70,018
   Andersons Inc.                             2,101         18,069
   Applebee's International Inc.              2,614         52,306
+  Arden Group Inc. "A"                         520         24,960
   Bridgeford Food Corp.                      1,119         14,681
+  CEC Entertainment Inc.                     1,609         79,404
+  Chart House Enterprises Inc.                 526          1,031
+  Cheesecake Factory (The)                   3,574        101,144
   Corn Products International Inc.           2,303         73,696
   Dean Foods Co.                             2,260         90,852
+  Del Monte Foods Co.                        3,796         31,810
   Dole Food Co.                              2,850         54,292
   Dreyer's Grand Ice Cream Inc.              2,121         59,176
   Earthgrains Company (The)                  2,723         70,798
   Fleming Companies Inc.                     3,411        121,773
+  Flowers Foods Inc.                         1,153         36,147
   Fresh Brands Inc.                          3,742         52,014
+  Fresh Del Monte Produce Inc.               2,629         28,998
+  Gardenburger Inc.                          3,019          2,596
+  Green Mountain Coffee Inc.                 1,000         29,880
+  Hain Celestial Group Inc.                  1,889         41,558
   Hormel Foods Corp.                         8,986        218,719
   IBP Inc.                                   7,053        178,088
+  IHOP Corp.                                 1,582         42,477
   Interstate Bakeries Corp.                  2,520         40,320
+  Jack in the Box Inc.                       2,251    $    58,751
+  Kraft Foods Inc.                           5,981        185,411
   Lance Inc.                                 2,741         37,003
+  M&F Worldwide Corp.                        1,561          6,010
   McCormick & Co. Inc.                       4,552        191,275
+  Northland Cranberries "A"                  2,127          2,765
+* P.F. Chang's China Bistro Inc.             1,053         39,909
+* Papa John's International Inc.             1,821         46,162
+  Pathmark Stores Inc.                       1,900         46,740
+  Performance Food Group Co.                 2,324         70,255
+  Ralcorp Holdings Inc.                      2,028         38,005
+  Rare Hospitality International Inc.        1,567         35,414
   Ruddick Corp.                              2,487         42,155
+  Schlotzsky's Inc.                            972          5,307
   Seaboard Corp.                               166         34,511
   Sensient Technologies Corp.                2,590         53,147
+  Smithfield Foods Inc.                      3,479        140,204
+  Sonic Corp.                                1,826         57,939
+  Suiza Foods Corp.                          1,766         93,775
+  Tejon Ranch Co.                            1,368         37,278
   Tootsie Roll Industries Inc.               3,343        128,839
   Tyson Foods Inc. "A"                      14,742        135,774
+  United Heritage Corp.                      6,360          7,505
+  United Natural Foods Inc.                  1,913         40,077
   Weis Markets Inc.                          3,068        108,178
+* Whole Foods Market Inc.                    3,158         85,582
+  Wild Oats Markets Inc.                     1,876         19,529
                                                       -----------
                                                         3,282,307
                                                       -----------
FOREST PRODUCTS & PAPER--0.32%
   American Woodmark Corp.                    1,000         38,420
   Bowater Inc.                               3,015        134,891
+  Buckeye Technologies Inc.                  1,702         24,509
   Caraustar Industries Inc.                  3,220         29,624
   Chesapeake Corp.                             959         23,735
+  Fibermark Inc.                             1,686         22,339
   Georgia-Pacific (Timber Group)             5,707        204,025
   Glatfelter (P.H.) Co.                      3,481         49,639
   Pope & Talbot Inc.                         1,397         18,035
   Wausau-Mosinee Paper Corp.                 3,433         44,251
                                                       -----------
                                                           589,468
                                                       -----------
GAS--0.12%
   AGL Resources Inc.                         2,957         70,229
   NUI Corp.                                  1,366         31,527
   Vectren Corporation                        3,387         70,111
   WGL Holdings Inc.                          2,044         55,413
                                                       -----------
                                                           227,280
                                                       -----------
HAND/MACHINE TOOLS--0.33%
+  Axsys Technologies Inc.                    1,179         13,995
   Baldor Electric Co.                        1,856         39,663
   Franklin Electric Co. Inc.                   450         34,155
   Kennametal Inc.                            2,336         86,198
+  Powell Industries Inc.                     2,091         62,730
   Regal-Beloit Corp.                         1,935         40,480
+  SPX Corp.                                  2,576        322,464
                                                       -----------
                                                           599,685
                                                       -----------
HEALTH CARE--4.86%
+* ABIOMED Inc.                               1,772         41,784
+  Accredo Health Inc.                        1,125         41,839
+* Advanced Tissue Sciences Inc.              3,800         19,000
+* Albany Molecular Research Inc.             2,100         79,821
+  American Medical Systems
    Holdings Inc.                             3,000         46,050
+  AmeriPath Inc.                             1,673         49,019
+  Apogent Technologies Inc.                  6,918        170,183


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
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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
+  Apria Healthcare Group Inc.                3,016    $    87,012
+  Aradigm Corp.                              2,248         15,736
   Arrow International Inc.                   1,139         43,738
+* Arthocare Corp.                            1,260         32,949
+  AVAX Technologies Inc.                     2,900          2,610
+* Avigen Inc.                                1,500         32,250
+  Bacou USA Inc.                             1,187         33,450
   Beckman Coulter Inc.                       4,158        169,646
   Bei Technologies Inc.                        900         24,309
+  BioMarin Pharmaceutical Inc.               4,800         63,408
+  Bio-Rad Laboratories Inc. "A"              1,458         72,608
+  Bioreliance Corp.                          2,049         25,817
+  Biosite Diagnostics Inc.                     977         43,770
+  BriteSmile Inc.                            6,500         68,315
+  Bruker Daltonics Inc.                      3,335         50,258
+  CardioDynamics International Corp.         2,800         15,036
+  CardioGenesis Corp.                        2,404          7,068
+  Cerner Corp.                               2,467        103,614
+  Cerus Corp.                                  847         61,467
+  ChromaVision Medical Systems Inc.          3,736         18,755
+  Closure Medical Corp.                      1,294         29,723
+  Colorado Medtech Inc.                      1,974          7,679
+  Community Health Systems Inc.              5,400        159,300
+  Computer Motion Inc.                       1,959          7,268
+  Conmed Corp.                               1,677         43,686
   Cooper Companies Inc.                      1,167         59,984
+  Core Inc.                                  2,850         13,965
+  Covance Inc.                               3,305         74,858
+  Coventry Health Care Inc.                  4,232         85,486
+* Cyber-Care Inc.                            5,200          6,500
+  Cyberonics Inc.                            1,143         19,317
+* Cygnus Inc.                                2,359         24,180
+  Cytyc Corp.                                7,458        171,907
   Datascope Corp.                              978         45,076
+  DaVita Inc.                                5,221        106,143
   Diagnostic Products Corp.                  1,234         40,969
+  Diametrics Medical Inc.                    3,462          9,694
+  Dynacq International Inc.                  2,800         53,844
+  Edwards Lifesciences Corp.                 3,700         97,532
+  Enzo Biochem Inc.                          1,793         61,500
+  Enzon Inc.                                 2,384        149,000
+* Epimmune Inc.                              2,000          7,500
+  Express Scripts Inc. "A"                   5,008        275,590
+  Haemonetics Corp.                          1,692         51,606
+  Health Management Associates
    Inc. "A"                                 15,437        324,794
+  Health Net Inc.                            7,267        126,446
+  Healthtronics Inc.                         2,400         24,000
   Hillenbrand Industries Inc.                3,895        222,443
+  Hologic Inc.                               2,693         18,312
   Hooper Holmes Inc.                         3,918         40,159
+  IDEXX Laboratories Inc.                    1,429         44,656
+* IGEN International Inc.                    1,785         46,410
+  I-many Inc.                                1,903         25,690
+  Impath Inc.                                1,124         49,793
+  INAMED Corp.                               1,100         26,895
+  InSight Health Services Corp.              1,800         31,860
+  Intermagnetics General Corp.               1,000         32,400
+  Interpore International                    2,927         14,489
   Invacare Corp.                             1,837         70,963
+  Inverness Medical Technology Inc.          2,500         92,500
+  Isolyser Co. Inc.                          2,500          3,650
+  I-Stat Corp.                               1,362         20,076
+  Kensey Nash Corp.                          1,733         29,010
+  Laboratory Corp. of America
    Holdings                                  4,080        313,752
+  Lasersight Inc.                            1,588          3,605
+  LifeCell Corp.                               600    $     1,290
+  LifePoint Hospitals Inc.                   2,000         88,560
+  Lincare Holdings Inc.                      5,608        168,296
+* Luminex Corp.                              2,140         42,779
+  Magellan Health Services Inc.              2,200         28,160
+  Matria Healthcare Inc.                     1,560         24,554
+  Med-Design Corp. (The)                     2,100         63,294
+  Medwave Inc.                               1,841          8,284
*  Mentor Corp.                               1,484         42,294
   Meridian Bioscience Inc.                   4,830         25,116
+  Merit Medical Systems Inc.                 2,000         18,000
+  Micro Therapeutics Inc.                    3,300         26,400
+  Mid Atlantic Medical Services Inc.         3,220         57,735
+  Minimed Inc.                               4,012        192,576
+  Novamed Eyecare Inc.                       2,500          5,775
+  Novavax Inc.                               4,500         43,875
+  Novoste Corp.                              2,694         68,697
+  Oakley Inc.                                4,562         84,397
+  Ocular Sciences Inc.                       2,303         58,496
+  OraSure Technologies Inc.                  2,701         33,762
+  Ortec Inernational Inc.                    3,263         21,373
+  OrthAlliance Inc. "A"                      1,581          5,138
+  Orthodontic Centers of
    America Inc.                              2,838         86,275
+  Orthologic Corp.                           3,033         13,376
+  Osteotech Inc.                             2,997         13,636
+  Oxford Health Plans Inc.                   5,396        154,326
+  PacifiCare Health Systems Inc. "A"         2,236         36,447
+  Palatin Technologies Inc.                  1,800          7,740
+  Pediatrix Medical Group Inc.               1,483         49,236
+  PharmaNetics Inc.                          2,400         25,224
+  Polymedica Industries Corp.                  800         32,400
+  Possis Medical Inc.                        3,456         41,645
+  Prime Medical Service Inc.                 2,659         11,992
+* Province Healthcare Co.                    2,368         83,567
+  PSS World Medical Inc.                     7,148         45,962
   Psychemedics Corp.                         2,416         10,268
+  Quest Diagnostics Inc.                     6,072        454,489
+  RehabCare Group Inc.                       1,278         61,600
+  Renal Care Group Inc.                      3,513        115,543
+  Res-Care Inc.                              2,444         20,187
+* ResMed Inc.                                1,712         86,542
+  Respironics Inc.                           2,313         68,835
+  Ribozyme Pharmaceuticals Inc.              3,000         30,000
+  SciQuest.com Inc.                          3,205          3,333
+  Select Medical Corp.                       2,800         56,000
+  Sola International Inc.                    3,813         53,801
+  Specialty Laboratories Inc.                1,300         49,205
+  Spectranetics Corp.                        3,055          7,790
+  SPECTRASCIENCE Inc.                        2,000         10,600
+  Staar Surgical Co.                         1,696          8,192
+  Steris Corp.                               4,554         91,308
+* Sunrise Assisted Living Inc.               1,950         51,187
+* Sunrise Technologies
    International Inc.                        4,043          4,973
+  Syncor International Corp.                 1,382         42,842
+  Techne Corp.                               2,192         71,240
+  Theragenics Corp.                          2,984         33,331
+* Thoratec Labs Corp.                        5,376         83,597
+* Triad Hospitals Inc.                       4,224        124,481
+  Trigon Healthcare Inc.                     2,392        155,121
+  TriPath Imaging Inc.                       3,479         34,478
+  U.S. Physical Therapy Inc.                 3,600         57,492
+  Unilab Corp.                               1,772         44,654
+  Universal Health Services Inc. "B"         3,730        169,715
+  Urologix Inc.                              2,100         38,451
+  US Oncology Inc.                           4,023         35,764
+  Valentis Inc.                              3,876         24,225

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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
+  Varian Medical Systems Inc.                1,830    $   130,845
+* Ventana Medical Systems Inc.               1,393         43,879
+  VISX Inc.                                  4,020         77,787
   Vital Sign Inc.                            1,269         41,940
+  WebMD Corp.                               23,096        161,672
   West Pharmaceutical Services Inc.          1,471         39,717
+  Young Innovations Inc.                       903         20,227
+  ZEVEX International Inc.                   1,200          4,320
+  Zoll Medical Corp.                           677         18,584
                                                       -----------
                                                         8,932,614
                                                       -----------
HOLDING COMPANIES-DIVERSIFIED--3.59%
+  Berkshire Hathaway Inc. "A"                   94      6,523,600
+  Craig Corp.                                1,000          2,000
+  Triarc Companies Inc.                      1,308         34,270
   Walter Industries Inc.                     3,486         41,483
                                                       -----------
                                                         6,601,353
                                                       -----------
HOME BUILDERS-0.68%
+  AMREP Corporation                            500          2,500
+  Beazer Homes USA Inc.                      1,231         78,156
+  Champion Enterprises Inc.                  5,252         59,768
   Clayton Homes Inc.                         8,105        127,411
   D.R. Horton Inc.                           4,945        112,251
+  Del Webb Corp.                             1,308         50,607
+  Dominion Homes Inc.                        1,300         12,350
   Fleetwood Enterprises Inc.                 3,500         49,280
   Lennar Corp.                               3,750        156,375
   M.D.C. Holdings Inc.                       1,232         43,613
+  Monaco Coach Corp.                         1,835         60,922
   Newmark Homes Corp.                        1,914         26,279
+  NVR Inc.                                     481         71,188
+  Palm Harbor Homes Inc.                     2,363         51,395
   Ryland Group Inc.                          1,057         53,484
   Skyline Corp.                              1,441         39,195
   Standard-Pacific Corp.                     2,626         60,792
   Thor Industries Inc.                       1,446         47,675
+  Toll Brothers Inc.                         2,254         88,605
   Winnebago Industries Inc.                  2,120         65,190
                                                       -----------
                                                         1,257,036
                                                       -----------
HOME FURNISHINGS--0.42%
+  Applica Inc.                               4,014         31,951
   Bassett Furniture Industries Inc.          2,279         28,670
   Ethan Allen Interiors Inc.                 3,049         99,093
   Fedders Corp.                              3,324         17,285
+  Furniture Brands International Inc.        3,220         90,160
   Harman International Industries Inc.       1,782         67,876
   Kimball International Inc. "B"             1,920         34,752
+  Lazare Kaplan International Inc.           2,279         11,623
   La-Z-Boy Inc.                              3,606         66,711
   Libbey Inc.                                1,773         70,406
   Movado Group Inc.                          1,678         33,896
   Oneida Ltd.                                1,947         39,583
+* Parkervision Inc.                          1,320         34,518
+  Polycom Inc.                               4,448        102,704
   Rowe Furniture Corp.                         499          1,622
+  Royal Appliance Manufacturing Co.          2,194         13,340
+* Salton Inc.                                1,283         22,837
                                                       -----------
                                                           767,027
                                                       -----------
HOUSEHOLD PRODUCTS/WARES--0.49%
   Blyth Inc.                                 2,800         71,988
   Church & Dwight Co. Inc.                   2,224         56,601
   Dial Corp.                                 6,317         90,017
+  Enesco Group Inc.                          7,002         42,362
+  Fossil Inc.                                2,804    $    58,183
   Harland (John H.) Co.                      1,887         43,967
+  Helen of Troy Ltd.                         2,599         22,975
+  Nashua Corp.                               3,083         21,427
   National Presto Industries Inc.            1,071         31,809
   Pennzoil-Quaker State Co.                  5,777         64,702
+  Playtex Products Inc.                      4,899         52,419
   Russ Berrie & Co. Inc.                     1,994         58,624
+  Scotts Co. (The) "A"                       1,835         76,061
   Standard Register Co.                      2,728         50,468
   Toro Co.                                   1,375         61,806
   Wallace Computer Services Inc.             2,335         38,621
+* Yankee Candle Co. Inc. (The)               3,500         66,465
                                                       -----------
                                                           908,495
                                                       -----------
INDUSTRIAL--DIVERSIFIED--0.01%
+  York Group Inc.                            1,499         14,660
                                                       -----------
INSURANCE--3.01%
+  Acceptance Insurance
    Companies Inc.                            3,741         19,640
   Alfa Corp.                                 1,928         47,622
   Allmerica Financial Corp.                  3,000        172,500
*  American Financial Group Inc.              3,332        100,960
   American National Insurance Co.            1,184         88,504
   AmerUs Group Co.                           1,849         65,584
   Argonaut Group Inc.                        2,775         55,778
+  Arm Financial Group Inc. "A"               1,057              1
   Baldwin & Lyons Inc. "B"                   1,513         31,773
   Berkley (W.R.) Corp.                       1,985         82,219
   Brown & Brown Inc.                         2,008         84,316
   Capitol Transamerica Corp.                 1,713         26,089
+  CNA Financial Corp.                        8,827        348,225
   CNA Surety Corp.                           2,972         41,608
   Commerce Group Inc.                        2,012         74,021
   Crawford & Co. "B"                         3,782         68,076
+  Danielson Holding Corp.                      700          3,115
   Delphi Financial Group Inc. "A"              948         36,498
   Donegal Group Inc. "A"                     1,710         22,145
   Donegal Group Inc. "B"                       855          9,841
   Erie Indemnity Co. "A"                     4,799        142,770
   FBL Financial Group Inc. "A"               2,105         37,890
   Fidelity National Financial Inc.           4,304        105,749
   Financial Industries Corp.                 1,320         16,566
   First American Corp.                       4,918         93,147
   Fremont General Corp.                      3,527         22,926
   Gainsco Inc.                                 770            924
   Gallagher (Arthur J.) & Co.                4,692        121,992
   Great American Financial
    Resources Inc.                            2,609         47,066
   Harleysville Group Inc.                    2,703         80,414
   HCC Insurance Holdings Inc.                3,153         77,249
+  HealthExtras Inc.                          3,729         35,351
   Hilb Rogal & Hamilton Co.                    847         37,056
   Horace Mann Educators Corp.                2,702         58,228
   Independence Holding Co.                   1,069         16,024
   Kansas City Life Insurance Co.             1,354         54,160
   LandAmerica Financial Group Inc.           1,290         41,087
   Leucadia National Corp.                    4,082        132,461
   Liberty Financial Companies Inc.           2,664         86,447
+  Markel Corp.                                 446         87,639
   Mercury General Corp.                      2,849         99,630
   MONY Group Inc.                            3,193        128,135
   Nationwide Financial Services Inc.         1,464         63,904
+  Navigators Group Inc.                      1,877         35,475
+  Odyssey Re Holdings Corp.                  1,410         25,479
   Ohio Casualty Corp.                        5,178         67,055

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
--------------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Old Republic International Corp.           8,000    $   232,000
+* Philadelphia Consolidated
    Holding Co.                               1,445         50,257
+  PICO Holdings Inc.                         2,300         33,626
   PMA Capital Corp. "A"                      2,309         41,677
   PMI Group Inc. (The)                       2,935        210,322
   Presidential Life Corp.                    2,120         47,488
+  ProAssurance Corp.                         2,298         39,641
+  Professionals Group Inc.                   1,112         30,547
   Protective Life Corp.                      3,582        123,113
   Radian Group Inc.                          6,182        250,062
   Reinsurance Group of America Inc.          2,557         96,910
   RLI Corp.                                    964         43,303
   Selective Insurance Group Inc.             1,963         52,373
   StanCorp Financial Group Inc.              2,000         94,780
   State Auto Financial Corp.                 3,976         65,167
+  Stewart Information Services Corp.         2,478         48,296
   Transatlantic Holdings Inc.                2,050        251,146
+  Triad Guaranty Inc.                        1,498         59,920
   21st Century Insurance Group               4,619         85,913
+  UICI                                       4,968         63,342
   United Fire & Casualty Co.                 1,251         36,554
   Unitrin Inc.                               4,544        174,490
+  Universal American Financial Corp.         3,000         18,630
   Wesco Financial Corp.                        418        145,422
   White Mountains Insurance
    Group Inc.                                  256         96,320
   Zenith National Insurance Corp.            1,762         47,574
                                                       -----------
                                                         5,532,212
                                                       -----------
IRON/STEEL--0.20%
   AK Steel Holding Corp.                     8,844        110,904
   Carpenter Technology Corp.                 1,780         52,136
   Gibraltar Steel Corp.                      1,160         22,736
   National Steel Corp. "B"                   4,836          8,318
   Reliance Steel & Aluminum Co.              1,537         38,809
   Ryerson Tull Inc.                          3,442         46,433
+  Shiloh Industries Inc.                     2,882         14,266
+  Steel Dynamics Inc.                        4,841         60,513
+  Weirton Steel Corp.                        2,700          1,728
+  WHX Corp.                                  1,756          3,372
                                                       -----------
                                                           359,215
                                                       -----------
LEISURE TIME--0.50%
   Ambassadors International Inc.               965         23,836
+* American Classic Voyages Co.               2,034          7,119
+  Bally Total Fitness Holding Corp.          1,835         54,334
   Callaway Golf Co.                          4,560         72,048
+  Cannondale Corp.                           3,074         12,112
+* Direct Focus Inc.                          1,800         85,500
   Galileo International Inc.                 5,294        172,055
+  K2 Inc.                                    2,311         26,415
   Polaris Industries Partners LP "A"         1,647         75,433
+  Rawlings Sporting Goods Co.                3,087         14,262
+  Resortquest International Inc.             3,354         38,571
   Royal Caribbean Cruises Ltd.              11,518        254,663
+* WMS Industries Inc.                        2,502         80,489
                                                       -----------
                                                           916,837
                                                       -----------
LODGING--0.73%
+  Ameristar Casinos Inc.                     7,800        124,800
+  Aztar Corp.                                2,668         32,283
+  Boca Resorts Inc. "A"                      2,661         39,197
+  Boyd Gaming Corp.                          6,380         36,685
+  Choice Hotels International Inc.           4,489         67,335
+  Crestline Capital Corp.                    1,655         51,421
+  Extended Stay America Inc.                 5,792    $    86,880
+  Hollywood Casino Corp. "A"                 4,100         32,185
+  John Q Hammons Hotels Inc.                 2,600         16,900
+  Mandalay Resort Group Inc.                 4,456        122,094
   Marcus Corp.                               2,495         34,805
*  MGM Grand Inc.                            10,182        305,053
+  Park Place Entertainment Corp.            19,847        240,149
+  Prime Hospitality Corp.                    3,038         36,000
+  ShoLodge Inc.                              1,700          8,874
   Sonesta International Hotels Corp.           800          7,600
+  Station Casinos Inc.                       4,168         66,688
+  Suburban Lodges of America Inc.            3,969         30,561
                                                       -----------
                                                         1,339,510
                                                       -----------
MACHINERY--1.11%
*  AGCO Corp.                                 3,663         33,516
+* Albany International Corp. "A"             2,107         39,822
   Applied Industrial Technologies Inc.       1,369         25,943
+  Astec Industries Inc.                      1,643         28,342
+  Asyst Technologies Inc.                    2,036         27,486
+  Brooks Automation Inc.                     1,205         55,551
+  Cognex Corp.                               3,191        108,015
   Donaldson Co. Inc.                         3,564        111,019
+  DT Industries Inc.                         2,068         14,497
+  Dycom Industries Inc.                      2,491         57,119
+  Electroglas Inc.                           1,827         32,338
+  Esterline Technologies Corp.               1,575         34,256
+  Flowserve Corp.                            3,318        102,029
+  Gardner Denver Inc.                        2,593         53,286
   Gerber Scientific Inc.                     3,216         35,215
+  Global Payment Technologies Inc.           2,540          7,671
+  Global Power Equipment Group Inc.            440         12,892
   Graco Inc.                                 2,097         69,201
+  Hurco Companies Inc.                         600          1,662
   Idex Corp.                                 1,912         65,008
+  Imation Corp.                              1,818         45,814
+  Insituform Technologies Inc. "A"           1,180         43,070
   JLG Industries Inc.                        2,372         29,294
+  Kulicke & Soffa Industries Inc.            3,584         61,501
   Lincoln Electric Holding Inc.              3,754         95,727
+  Magnetek Inc.                              2,812         35,150
   Manitowoc Co. Inc.                         1,359         40,091
+  McClain Industries Inc.                    1,400          3,514
   Nordson Corp.                              2,262         52,727
+  Paragon Technologies Inc.                  3,600         26,640
+  Paxar Corp.                                4,543         65,419
+  PPT Vision Inc.                            1,600          3,456
+  Presstek Inc.                              1,890         22,680
+  Research Inc.                              3,200          1,600
   Robbins & Myers Inc.                       1,306         36,829
+  Semitool Inc.                              1,816         21,665
   Stewart & Stevenson Services Inc.          2,732         90,156
   Tecumseh Products Co. "A"                    939         46,481
+  Tegal Corp.                                4,300         12,040
   Tennant Co.                                1,215         48,600
+  Terex Corp.                                1,930         40,916
+  Thermo Fibertek Inc.                       4,150         12,035
   Thomas Industries Inc.                     1,910         56,345
+  Ultratech Stepper Inc.                     1,943         49,838
+  Unova Inc.                                 4,748         32,666
   Woodward Governor Co.                        816         68,830
+  Zebra Technologies Corp. "A"               1,698         83,406
                                                       -----------
                                                         2,041,358
                                                       -----------
MANUFACTURERS--0.53%
   AZZ Incorporated                           1,300         32,500
   Carlisle Companies Inc.                    1,750         61,023
+  CUNO Inc.                                  1,796         53,880
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
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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Federal Signal Corp.                       3,227    $    75,738
   Harsco Corp.                               2,388         64,786
   Lancaster Colony Corp.                     3,093        102,007
   Newport News Shipbuilding Inc.             1,978        121,153
   Pentair Inc.                               3,018        102,008
   Pittston Brink's Group                     3,275         73,000
   Polymer Group Inc.                         3,131          7,076
+  Samsonite Corp.                            2,267          6,461
   Sturm Ruger & Co. Inc.                     2,392         23,442
   Teleflex Inc.                              2,073         91,212
   Tredegar Corporation                       2,217         42,456
   Trinity Industries Inc.                    2,237         46,731
   U.S. Industries Inc.                       5,310         21,771
   Wabtec Corporation                         3,405         51,075
                                                       -----------
                                                           976,319
                                                       -----------
MEDIA--4.12%
+  Acme Communications Inc.                   2,400         19,704
+* Adelphia Communications
    Corp. "A"                                 9,397        385,277
   Banta Corp.                                1,294         37,914
+  Beasley Broadcast Group Inc. "A"           2,300         39,100
   Belo (A.H.) Corp.                          7,894        148,723
+  BHC Communications Inc. "A"                1,607        223,357
+  Big City Radio Inc.                        2,600          9,100
+  Cablevision Systems Corp.                  8,309        486,077
+* Charter Communications Inc.               16,700        389,945
+  Chris-Craft Industries Inc.                2,263        161,578
+  Classic Communications Inc. "A"            1,770          1,575
+  Cox Radio Inc. "A"                         2,765         77,005
+  Crown Media Holdings Inc.                  2,398         44,483
+  CTN Media Group Inc.                       1,438          2,157
+  Cumulus Media Inc. "A"                     3,327         45,181
+  Emmis Communications Corp.                 3,174         97,601
+  Entercom Communications Corp.              3,200        171,552
+  Fox Entertainment Group
    Inc. "A"                                 11,203        312,564
+  Gemstar-TV Guide
    International Inc.                       25,700      1,130,800
+  Granite Broadcasting Corp.                 1,368          4,104
   Gray Communications
    Systems Inc. "B"                          2,271         34,292
   Harcourt General Inc.                      4,557        265,172
+  Hearst-Argyle Television Inc.              2,673         53,460
+  Hispanic Broadcasting Corp.                6,746        193,543
   Hollinger International Inc.               5,722         78,678
+  Hollywood Media Corp.                      2,989         13,451
   Houghton Mifflin Co.                       1,547         92,712
+  HyperFeed Technologies Inc.                  997          2,114
+  Information Holdings Inc.                  1,958         63,243
+  Insight Communications Co. Inc.            2,900         72,500
+  Journal Register Co.                       2,867         46,159
   Lee Enterprises Inc.                       2,693         88,869
   Liberty Corp.                              1,034         41,360
+  Liberty Digital Inc. "A"                   2,600         15,834
+  LodgeNet Entertainment Corp.               2,500         43,750
+  Lynch Interactive Corp.                      504         31,757
   McClatchy Co. (The) "A"                    2,699        105,531
   Media General Inc. "A"                     1,397         64,262
+  Mediacom Communications Corp.              4,250         59,500
+  Metromedia International
    Group Inc.                                4,997         16,440
+  New Frontier Media Inc.                    1,500          3,900
+  On Command Corp.                           3,249         14,621
+  Paxson Communications Corp.                4,748         64,098
+  Pegasus Communications Corp.               3,312         74,520
+  Playboy Enterprises Inc. "B"               2,398         37,529
+* Primedia Inc.                             10,516    $    71,404
   Pulitzer Inc.                                706         37,277
+  Radio Unica Communications Corp.           3,800         11,324
+  Rare Medium Group Inc.                     5,115          2,097
   Readers Digest Association Inc.
    (The) "A"                                 6,294        180,953
+  Regent Communications Inc.                 3,200         38,368
+  Scholastic Corp.                           1,860         83,700
   Scripps (E.W.) Company                     4,911        338,859
+  Sinclair Broadcast Group "A"               4,099         42,220
+  Spanish Broadcasting
    System Inc. "A"                           2,600         21,346
+* TiVo Inc.                                  3,800         20,900
+  United Television Inc.                       620         78,120
+  UnitedGlobalCom Inc. "A"                   5,046         43,648
+  USA Networks Inc.                         18,163        512,015
   Value Line Inc.                            1,146         48,384
   Washington Post Company
    (The) "B"                                   450        258,300
+  Westwood One Inc.                          7,086        261,119
   Wiley (John) & Sons Inc. "A"               3,234         76,484
+  Wink Communications Inc.                   2,600          6,656
+  XM Satellite Radio Holdings
     Inc. "A"                                 4,500         72,900
+  Youthstream Media Networks Inc.            2,318         3,709
                                                       -----------
                                                         7,574,875
                                                       -----------
METAL FABRICATE/HARDWARE--0.14%
   Amcast Industrial Corp.                    1,839         15,732
   Kaydon Corp.                               1,638         42,015
   Penn Engineering &
    Manufacturing Corp.                       1,834         32,095
   Precision Castparts Corp.                  2,578         96,469
   TransTechnology Corp.                      3,132         27,342
   Valmont Industries Inc.                    2,324         42,297
                                                       -----------
                                                           255,950
                                                       -----------
METALS-DIVERSIFIED--0.28%
   Ameron Inc.                                1,000         66,750
   AptarGroup Inc.                            1,812         58,763
+  Atchison Casting Corp.                       457          1,325
   Commercial Metals Co.                      1,070         34,272
   Matthews International Corp. "A"             987         43,396
+  Maverick Tube Corp.                        1,669         28,290
+  Mueller Industries Inc.                    2,001         65,853
+  Niagara Corp.                                600          1,200
+  NS Group Inc.                              1,534         20,479
   Pitt-Des Moines                              500         17,250
+  Shaw Group Inc.                            2,670        107,067
+  Titanium Metals Corp.                      2,200         22,000
+  TransPro Inc.                              1,600          6,080
   Tremont Corp.                              1,000         35,500
                                                       -----------
                                                           508,225
                                                       -----------
MINING--0.22%
   Arch Coal Inc.                             3,365         87,053
   Brush Engineered Materials                 1,404         22,464
   Century Aluminum Company                   1,637         26,257
+  Charles & Colvard Ltd.                     2,811          3,542
+  Kaiser Aluminum Corp.                      3,541         14,093
+  MAXXAM Inc.                                1,713         42,362
+  Meridian Gold Inc.                         4,594         36,522
+  Peabody Energy Corp.                       1,367         44,769
+  Stillwater Mining Co.                      2,620         76,635
   USEC Inc.                                  5,274         44,460
                                                       -----------
                                                           398,157
                                                       -----------
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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT--0.21%
+  General Binding Corp.                      3,195    $    33,867
   Herman Miller Inc.                         5,446        131,793
   HON Industries Inc.                        4,562        110,492
+  Insight Enterprises Inc.                   2,872         70,364
   Steelcase Inc.                             1,929         23,052
   Virco Manufacturing Corp.                  1,321         13,606
                                                       -----------
                                                           383,174
                                                       -----------
OIL & GAS PRODUCERS--3.10%
   Adams Resources & Energy Inc.              1,600         21,200
   Apco Argentina Inc.                          971         25,295
   Atmos Energy Corp.                         1,953         47,770
+  ATP Oil & Gas Corp.                        1,370         15,399
+  Atwood Oceanics Inc.                         702         24,640
+  Barrett Resources Corp.                    1,508         88,972
+  Belco Oil & Gas Corp.                      4,065         36,585
   Berry Petroleum Co. "A"                    2,178         31,581
+  Blue Dolphin Energy Co.                    7,300         30,660
   BP Prudhoe Bay Royalty Trust               1,489         21,293
   Cabot Oil & Gas Corp. "A"                  2,315         56,486
+* CAL Dive International Inc.                2,072         50,971
+  Callon Petroleum Corp.                     1,559         18,474
   Cascade Natural Gas Corp.                  1,007         21,449
+  Chesapeake Energy Corp.                   10,300         70,040
+  Chiles Offshore Inc.                       2,500         48,150
+  Clayton Williams Energy Inc.               1,100         18,645
+  Dawson Geophysical Co.                     2,400         22,320
+  Denbury Resources Inc.                     4,397         41,332
   Diamond Offshore Drilling Inc.             8,576        283,437
+  Encore Acquisition Co.                     1,937         22,276
   Energen Corp.                              1,408         38,861
+  Energy Partners Ltd.                       2,000         26,820
   ENSCO International Inc.                   8,456        197,870
   Equitable Resources Inc.                   4,522        150,628
+  Evergreen Resources Inc.                   1,493         56,734
+  Forest Oil Corp.                           1,623         45,444
+  Giant Industries Inc.                      2,584         22,739
+  Global Marine Inc.                        10,656        198,521
+  Grey Wolf Inc.                             9,565         38,260
+  Hanover Compressor Co.                     3,852        127,463
   Helmerich & Payne Inc.                     2,900         89,871
+  Houston Exploration Co.                    1,769         55,281
*  Howell Corp.                               2,050         23,370
+  HS Resources Inc.                          1,085         70,308
+  Key Energy Services Inc.                   5,818         63,067
+  Louis Dreyfus Natural Gas Corp.            2,594         90,401
+  Magnum Hunter Resources Inc.               2,900         25,810
+  Mallon Resources Corp.                     3,500         20,650
+  Marine Drilling Co. Inc.                   4,041         77,224
+  MarkWest Hydrocarbon Inc.                  1,779         12,898
+  McMoRan Exploration Co.                    2,119         31,785
+  Meridian Resource Corp. (The)              5,900         42,303
+  Mission Resources Corp.                    1,833         12,391
   Mitchell Energy &
    Development Corp. "A"                     2,797        129,361
   Murphy Oil Corp.                           3,011        221,610
+  National-Oilwell Inc.                      5,282        141,558
   New Jersey Resources Corp.                   996         45,019
+  Newfield Exploration Co.                   2,402         77,008
   Noble Affiliates Inc.                      3,549        125,457
   Northwest Natural Gas Co.                    909         22,634
+  Nuevo Energy Co.                           1,327         21,630
   Ocean Energy Inc.                         11,362        198,267
+  Oceaneering International Inc.             2,232         46,314
+  Parker Drilling Co.                        6,495         42,218
   Patina Oil & Gas Corp.                     1,200         31,800
+  Petroleum Development Corp.                2,500    $    15,775
   Piedmont Natural Gas Co.                   1,471         52,250
+  Pioneer Natural Resources Co.              6,483        110,535
   Pogo Producing Co.                         2,695         64,680
+  Pride International Inc.                   4,254         80,826
+  Prima Energy Corp.                         1,030         24,813
+  Remington Oil & Gas Corp.                  2,200         41,800
   Santa Fe International Corp.               6,834        198,186
+  Seacor Smit Inc.                             850         39,729
+  Seitel Inc.                                1,764         23,108
*  Semco Energy Inc.                          1,700         25,500
+  Southern Union Co.                         3,107         63,383
   Southwest Gas Corp.                        1,656         39,214
+  Spinnaker Exploration Co.                  2,000         79,720
   St. Mary Land & Exploration Co.            1,598         37,329
+* Stone Energy Corp.                         2,015         89,264
+  Superior Energy Services Inc.              5,800         45,820
+  Swift Energy Co.                           1,629         49,082
+  Tesoro Petroleum Corp.                     3,192         40,219
+  3TEC Energy Corp.                            900         14,400
+  Tom Brown Inc.                             1,879         45,096
   UGI Corp.                                  1,570         42,390
   Ultramar Diamond Shamrock Corp.            5,919        279,673
+  Unit Corp.                                 2,349         37,232
   Valero Energy Corp.                        4,098        150,724
   Vintage Petroleum Inc.                     3,458         64,665
   WD-40 Company                              1,899         49,564
   Western Gas Resources Inc.                 2,585         84,271
+  WestPort Resources Corp.                   2,900         60,900
+  W-H Energy Services Inc.                   1,400         26,600
   XTO Energy Inc.                            6,940         99,589
                                                       -----------
                                                         5,694,887
                                                       -----------
OIL & GAS SERVICES--1.07%
+  BJ Services Co.                           10,072        285,843
   CARBO Ceramics Inc.                        1,338         49,573
+  Cooper Cameron Corp.                       3,381        188,660
+  Dril-Quip Inc.                             1,536         33,070
+  FMC Technologies Inc.                        266          5,493
+  Global Industries Ltd.                     5,078         63,323
+  Grant Prideco Inc.                         7,960        139,220
+  Hydril Co.                                 2,000         45,540
+  Input/Output Inc.                          4,854         61,646
+  Lone Star Technologies Inc.                1,606         58,137
+  Mitcham Industries Inc.                    2,200         14,960
+  Newpark Resources Inc.                     6,968         77,345
+  Oil States International Inc.              2,906         26,793
+  Patterson-UTI Energy Inc.                  4,632         82,774
+  Smith International Inc.                   3,253        194,855
   Tidewater Inc.                             3,338        125,843
+  Varco International Inc.                   6,349        118,155
+  Veritas DGC Inc.                           1,922         53,336
+  Weatherford International Inc.             7,060        338,880
                                                       -----------
                                                         1,963,446
                                                       -----------
PACKAGING & CONTAINERS--0.42%
+* AEP Industries Inc.                          745         26,328
+  BWAY Corporation                           1,143          5,944
+  Gaylord Container Corporation "A"          5,383          5,652
   Greif Brothers Corp. "A"                   1,625         49,319
+  Ivex Packaging Corp.                       3,836         72,884
   Longview Fibre Co.                         3,612         44,500
+  Packaging Corporation of America           6,850        106,381
+  Silgan Holdings Inc.                       2,054         36,068
+  Smurfit-Stone Container Corp.             15,716        254,599
   Sonoco Products Co.                        7,046        175,304
                                                       -----------
                                                           776,979
                                                       -----------
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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.39%
+  aaiPharma Inc.                             1,732    $    27,175
+  Abgenix Inc.                               5,332        239,940
+  Adolor Corporation                         1,700         36,720
+  AdvancePCS                                 1,800        115,290
+  Akorn Inc.                                 2,709          8,154
+* Align Technology Inc.                      2,948         23,112
+* Alkermes Inc.                              3,692        129,589
+  Alliance Pharmaceutical Corp.              3,200          7,200
+  Allou Health & Beauty
    Care Inc. "A"                             2,961         12,140
+* Allscripts Healthcare Solutions Inc.       4,600         41,400
*  Alpharma Inc. "A"                          2,695         73,439
+* Amerisource Health Corp. "A"               2,892        159,928
+  Amylin Pharmaceuticals Inc.                4,300         48,375
+  Andrx Group                                4,200        323,400
+* Antigenics Inc.                            2,200         43,450
+  Aphton Corp.                               2,832         62,021
+  Arqule Inc.                                1,444         31,277
+  AVANIR Pharmaceuticals "A"                 4,000         25,200
+  AVI BioPharma Inc.                         4,800         37,200
+  Axys Pharmaceuticals Inc.                  3,011         12,646
+  Barr Laboratories Inc.                     1,751        123,288
   Bergen Brunswig Corp. "A"                  8,321        159,930
+* Biopure Corp.                              2,300         60,651
+  Bone Care International Inc.               1,973         52,285
+  Boston Life Sciences Inc.                  3,693         12,926
+  Celgene Corp.                              4,515        130,258
+  Cell Genesys Inc.                          2,359         48,360
+  Cell Therapeutics Inc.                     1,890         52,240
+* Cephalon Inc.                              2,859        201,560
+  CIMA Labs Inc.                             1,000         78,500
+  Ciphergen Biosystems Inc.                  3,000         20,250
+  CollaGenex Pharmaceuticals Inc.            3,116         25,551
+  Connetics Corp.                            3,237         24,536
+* COR Therapeutics Inc.                      3,192         97,356
+* Corixa Corp.                               3,112         53,122
+  Corvas International Inc.                  2,500         29,450
+  Cubist Pharmaceuticals Inc.                1,544         58,672
+* CV Therapeutics Inc.                       1,400         79,800
+* Cytoclonal Pharmaceuticals Inc.            4,756         17,359
   D&K Healthcare Resources Inc.              1,638         60,360
   Dentsply International Inc.                2,948        130,744
+  Digene Corp.                               2,628        107,222
+  Duramed Pharmaceuticals Inc.               2,262         40,467
+  Durect Corp.                               3,800         53,200
+  Emisphere Technologies Inc.                1,405         40,843
+  Endo Pharmaceuticals
    Holdings Inc.                             5,500         53,625
+  Epix Medical Inc.                          1,921         23,724
+* Genta Inc.                                 4,000         53,560
+  Genzyme Transgenics Corp.                  7,976         79,281
+* Geron Corp.                                2,194         30,716
+  Gilead Sciences Inc.                       5,898        343,205
+  Guilford Pharmaceuticals Inc.              1,220         41,480
+* Hemispherx Biopharma Inc.                  3,710         26,527
+  Henry Schein Inc.                          2,680        107,361
*  Herbalife International Inc. "A"           3,068         30,649
+  Hi-Tech Pharmacal Co.                      2,400         24,120
+  Hyseq Inc.                                 4,178         48,047
   ICN Pharmaceuticals Inc.                   5,023        159,330
+  Ilex Oncology Inc.                         1,266         37,853
+* Imclone Systems Inc.                       4,302        227,146
+  Immune Response Corp.                      3,465         16,459
+  Immunogen Inc.                             2,500         50,000
+  Impax Laboratories Inc.                    4,000         48,800
+* Inhale Therapeutic Systems Inc.            3,004         69,092
+  Inkine Pharmaceutical Co.                  3,300    $    16,170
+  Intuitive Surgical Inc.                    2,200         29,722
+  IVAX Corporation                          12,380        482,820
+  Kos Pharmaceuticals Inc.                   1,853         73,194
+  KV Pharmaceuticals Co.                     2,242         62,216
+  Ligand Pharmaceuticals Inc. "B"            2,582         29,177
+  Martek Biosciences Corp.                   1,748         49,818
+  Medarex Inc.                               4,728        111,108
+  MediChem Life Sciences Inc.                1,600          8,080
+  Medicines Company (The)                    1,900         38,931
+  Medicis Pharmaceutical Corp. "A"           1,443         76,479
+  Microcide Pharmaceuticals Inc.             2,892         11,279
+  Miravant Medical Technologies              1,991         25,883
   Mylan Laboratories Inc.                    7,354        206,868
+  NABI Inc.                                  3,300         26,202
+  NaPro BioTherapeutics Inc.                 2,500         25,500
+  Nastech Pharmaceutical Co. Inc.            3,000         29,550
+  Natrol Inc.                                2,290          5,382
+  NBTY Inc.                                  3,730         46,401
+  Neose Technologies Inc.                    1,153         51,885
+  Neurocrine Biosciences Inc.                1,371         54,826
+  NPS Pharmaceuticals Inc.                   2,251         90,490
   Nu Skin Enterprises Inc. "A"               3,109         26,427
   Omnicare Inc.                              5,605        113,221
+  OSI Pharmaceuticals Inc.                   1,998        105,075
+  Patterson Dental Co.                       3,980        119,400
+  Perrigo Co.                                5,276         88,056
+  Pharmaceutical Resources Inc.              2,000         61,380
+* Pharmacyclics Inc.                         1,356         45,968
+  Praecis Pharmaceuticals Inc.               3,000         49,320
+  Priority Healthcare Corp. "B"              2,676         75,677
+  Sangstat Medical Corp.                     1,921         31,466
+  Sciclone Pharmaceuticals Inc.              3,400         19,822
+  Scios Inc.                                 2,400         60,024
+* Sepracor Inc.                              4,746        188,891
+  Serologicals Corp.                         2,187         46,671
+  SICOR Inc.                                 6,463        149,295
+  Supergen Inc.                              2,151         31,684
+  Sybron Dental Specialties Inc.             2,306         47,250
+  Synaptic Pharmaceutical Corp.              2,594         16,991
+  Tanox Inc.                                 2,500         78,875
+  Texas Biotech Corp.                        4,257         35,674
+* 3 Dimensional Pharmaceuticals Inc.         7,277         69,932
+  Titan Pharmaceuticals Inc.                 1,487         44,625
+  Triangle Pharmaceuticals Inc.              3,876         18,140
+  Tularik Inc.                               2,336         60,339
+  Twinlab Corp.                              2,806          7,239
+  United Surgical Partners
    International Inc.                          325          7,800
+  United Therapeutics Inc.                   1,400         18,690
+  V.I. Technologies Inc.                     3,152         40,503
+  VaxGen Inc.                                1,500         28,500
+  Versicor Inc.                              4,600         57,684
+  Vion Pharmaceuticals Inc.                  2,523         22,253
+* Viropharma Inc.                            1,323         44,982
+  VIVUS Inc.                                 2,800          8,680
+  Zonagen Inc.                               1,801          5,529
                                                       -----------
                                                         8,065,605
                                                       -----------
PIPELINES--0.18%
+  Aquila Inc.                                1,714         42,250
   National Fuel Gas Co.                      2,920        151,811
   Questar Corp.                              5,390        133,456
                                                       -----------
                                                           327,517
                                                       -----------
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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE--2.01%
   Acadia Realty Trust                        2,637   $     18,406
+  American Community
    Property Trust                              600          2,940
   American Residential Investment
    Trust Inc.                                  560          1,137
   AMLI Residential Properties Trust          2,144         52,742
   Annaly Mortgage Management Inc.            2,800         38,388
   Anthracite Capital Inc.                    2,200         24,310
   Bedford Property Investors Inc.            2,913         61,027
   Brandywine Realty Trust                    2,800         62,860
   BRE Properties Inc. "A"                    3,077         93,233
   Cabot Industrial Trust                     2,031         42,651
+  California Coastal Communities Inc.          535          2,498
+  Catellus Development Corp.                 7,676        133,946
   CBL & Associates Properties Inc.             982         30,138
   Centerpoint Properties Corp.               1,538         77,208
   Chateau Communities Inc.                   1,147         36,016
   Colonial Properties Trust                  1,165         35,882
   Commercial Net Lease Realty Inc.           4,713         67,160
   Cornerstone Realty Income Trust            4,949         57,408
   Cousins Properties Inc.                    3,327         89,330
   Developers Diversified Realty Corp.        2,963         54,460
   Eastgroup Properties Inc.                  1,529         34,555
   Equity Inns Inc.                           6,529         63,984
   First Industrial Realty Trust              2,697         86,601
   Forest City Enterprises Inc. "A"           1,941        106,755
   Gables Residential Trust                   1,271         38,066
   Getty Realty Corp.                         2,600         49,816
   Glenborough Realty Trust Inc.              1,619         31,247
   Glimcher Realty Trust                      3,760         67,304
+  Grubb & Ellis Company                      1,305          7,177
   Healthcare Realty Trust                    1,986         52,232
   Home Properties of NY Inc.                 1,054         31,725
   Income Opportunity Realty
    Investors Inc.                            2,900         24,215
   Innkeepers USA Trust                       4,029         48,267
+  Insignia Financial Group Inc.              3,857         47,055
   IRT Property Co.                           6,387         69,554
   JDN Realty Corp.                           4,362         58,451
+  Jones Lang LaSalle Inc.                    3,226         42,583
   JP Realty Inc.                             2,389         58,531
   Kilroy Realty Corp.                        1,436         41,788
   LNR Property Corp.                         1,320         46,200
   LTC Properties Inc.                        3,945         17,950
   Macerich Co. (The)                         2,654         65,819
   Manufactured Home
    Communities Inc.                          1,268         35,631
   Meristar Hospitality Corp.                 2,369         56,264
   Mills Corp.                                1,980         48,708
   Monmouth Real Estate
    Investment Corp. "A"                      2,500         14,750
   National Golf Properties Inc.              2,360         64,310
+  National Health Investors Inc.             4,195         43,209
   Nationwide Health Properties Inc.          2,267         45,793
   Pacific Gulf Properties Inc.               2,495         12,201
   Pan Pacific Retail Properties Inc.         2,846         73,996
   Prentiss Properties Trust                  1,841         48,418
   Prime Group Realty Trust                   4,757         64,220
   PS Business Parks Inc.                     1,157         32,396
   Realty Income Corp.                        1,799         53,178
   Reckson Associates Realty Corp.            2,791         64,193
   Redwood Trust Inc.                         2,417         54,987
   RFS Hotel Investors Inc.                   4,113         64,944
+* Security Capital Group "B"                 3,373         72,182
   Shurgard Storage Centers Inc. "A"          1,879         58,719
   Sl Green Realty Corp.                      2,271         68,834
   Smith (Charles E) Residential
    Realty Inc.                                 982   $     49,247
   Sovran Self Storage Inc.                   1,479         40,480
   St. Joe Company (The)                      6,624        178,053
   Storage USA Inc.                           1,240         44,640
   Summit Properties Inc.                     1,437         38,555
   Sun Communities Inc.                       1,563         55,252
   Taubman Centers Inc.                       4,167         58,338
   Town & Country Trust                       2,581         52,652
+  Trammell Crow Co.                          4,232         46,764
   Transcontinental Realty
    Investments Inc.                          1,538         19,994
+  United Capital Corp.                         690         16,905
   W.P. Carey & Co. LLC                       2,232         41,292
                                                       -----------
                                                         3,690,720
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS--3.47%
+  Alexander's Inc.                             723         43,452
   Alexandria Real Estate Equities Inc.       1,662         66,148
   AMB Property Corp.                         5,742        147,914
   American Land Lease Inc.                   2,793         34,633
*  American Mortgage
    Acceptance Corp.                          3,300         37,290
   Apartment Investment &
    Management Co. "A"                        4,731        228,034
   Archstone Communities Trust                6,611        170,432
   Arden Realty Inc.                          4,092        109,256
   AvalonBay Communities Inc.                 4,056        189,618
   Boston Properties Inc.                     5,642        230,758
   Camden Property Trust                      2,293         84,153
   Capital Automotive REIT                    1,600         28,800
   CarrAmerica Realty Corp.                   3,810        116,205
   Chelsea Property Group Inc.                1,395         65,426
   Crescent Real Estate Equities Co.          6,613        162,481
   Crown American Realty Trust                2,566         21,426
   Duke-Weeks Realty Corp.                    7,158        177,876
   Equity Office Properties Trust            17,510        553,841
   Equity Residential Properties Trust        7,720        436,566
   Essex Property Trust Inc.                    944         46,775
   Federal Realty Investment Trust            1,991         41,293
   FelCor Lodging Trust Inc.                  3,337         78,086
   Franchise Finance Corporation
    of America                                3,392         85,173
   General Growth Properties Inc.             3,706        142,533
   Great Lakes REIT Inc.                      3,319         60,439
   Health Care Property Investors Inc.        3,157        108,601
   Health Care REIT Inc.                      1,854         44,033
   Highwoods Properties Inc.                  3,759        100,177
   Hospitality Properties Trust               2,535         72,248
   Host Marriott Corp.                       14,160        177,283
   HRPT Properties Trust                      8,685         84,505
   iStar Financial Inc.                       7,470        210,654
   Kimco Realty Corp.                         3,682        174,343
   Koger Equity Inc.                          2,289         37,769
   Kramont Realty Trust                       1,700         23,256
   Liberty Property Trust                     3,733        110,497
   Mack-Cali Realty Corp.                     2,858         81,396
   Mid-America Apartment
    Communities Inc.                          1,542         39,460
   Mission West Properties Inc.               2,400         33,720
   New Plan Excel Realty Trust                6,847        104,759
   Parkway Properties Inc.                    1,052         37,083
+  Pinnacle Holdings Inc.                     2,900         17,429
   Post Properties Inc.                       2,101         79,523
   Prologis Trust                             9,975        226,632
   Public Storage Inc.                        6,894        204,407
   Regency Centers Corp.                      3,440         87,376
   Rouse Co.                                  3,169         90,792

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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Senior Housing Properties Trust            4,318   $     56,134
   Simon Property Group Inc.                  8,118        243,296
   Spieker Properties Inc.                    3,437        206,048
   Thornbury Mortgage Inc.                    2,392         37,100
   United Dominion Realty Trust               7,634        108,021
   Vornado Realty Trust                       4,868        190,047
   Washington Real Estate
    Investment Trust                          1,796         42,457
                                                       -----------
                                                         6,387,654
                                                       -----------
RETAIL--4.80%
+* Abercrombie & Fitch Co. "A"                6,120        272,340
+* AFC Enterprises Inc.                       1,869         35,791
+  AG Services of America Inc.                1,533         20,619
+* Amazon.com Inc.                           22,864        323,526
+* American Eagle Outfitters Inc.             4,155        146,422
+  Ames Department Stores Inc.                1,936          2,691
+  AnnTaylor Stores Corp.                     2,047         73,283
+* AutoNation Inc.                           24,098        279,537
+  Barnes & Noble Inc.                        3,968        156,141
+  Bebe Stores Inc.                           2,424         70,684
+  Big Dog Holdings Inc.                      3,241         11,732
+  BJ's Wholesale Club Inc.                   4,872        259,483
   Blockbuster Inc.                           2,900         52,925
   Bob Evans Farms Inc.                       2,133         38,394
+  Borders Group Inc.                         4,235         94,864
+  Brinker International Inc.                 6,199        160,244
   Brown Shoe Company Inc.                    1,408         25,414
+  Buckle Inc. (The)                          1,782         33,680
   Burlington Coat Factory
    Warehouse Corp.                           3,019         60,380
+  buy.com Inc.                               6,824          2,047
   Casey's General Store Inc.                 2,654         34,502
   Cash American Investments Inc.             4,822         40,987
   Casual Male Corp.                          3,629             73
   Cato Corp. "A"                             2,013         39,294
   CBRL Group Inc.                            3,936         66,715
+  CDW Computer Centers Inc.                  5,644        224,123
+  Charlotte Russe Holding Inc.               2,200         58,960
+  Charming Shoppes Inc.                      6,277         37,662
+  Chico's FAS Inc.                           1,674         49,802
+* Children's Place Retail Stores Inc.        1,911         51,215
+  Christopher & Banks Corp.                  1,612         52,551
   Claire's Stores Inc.                       3,172         61,410
+  Coldwater Creek Inc.                       1,075         27,950
+  Cole National Corp.                        2,758         40,681
+  Copart Inc.                                3,182         93,074
+  Cost Plus Inc.                             1,283         38,490
+  CSK Auto Corp.                             2,542         21,099
+  Cyberian Outpost Inc.                      2,009          1,185
+  Dollar Tree Stores Inc.                    7,069        196,801
+  Dress Barn Inc.                            1,218         27,710
+  Drugstore.com Inc.                         7,600          8,588
+* Duane Reade Inc.                           1,259         40,918
+  eBay Inc.                                 16,906      1,157,892
+  Egghead.com Inc.                           3,787          2,196
+  Elder-Beerman Stores Corp.                   779          2,921
+  Electronics Boutique
    Holdings Corp.                            1,502         47,689
+  Factory 2-U Stores Inc.                      723         21,220
   Family Dollar Stores Inc.                 10,604        271,781
+  Filene's Basement Corp.                      900              5
+  Footstar Inc.                              1,097         37,737
   Fred's Inc.                                2,050         52,788
+* FreeMarkets Inc.                           2,371         47,420
+  Genesco Inc.                               2,099         70,526
+  Genesis Direct Inc.                        1,193              1
+  Goody's Family Clothing Inc.               3,491   $     13,999
+  Guitar Center Inc.                         1,598         33,766
   Haverty Furniture Companies Inc.           1,522         22,754
+  Holiday RV Superstores Inc.                  400          1,600
+  Hot Topic Inc.                             1,764         54,860
   Intimate Brands Inc.                      30,350        457,375
+  Jill (J.) Group Inc. (The)                   954         19,319
+  Jo-Ann Stores Inc.                         2,502         10,133
+  JumboSports Inc.                           8,300             25
+  Kenneth Cole Productions "A"               1,374         27,686
+* Krispy Kreme Doughnuts Inc.                2,820        112,800
+* Lands' End Inc.                            1,852         74,358
+  Linens `N Things Inc.                      2,442         66,715
+  Lithia Motors Inc. "A"                     1,725         28,980
   Lone Star Steakhouse &
    Saloon Inc.                               2,249         29,215
+  Mazel Stores Inc.                            408          1,142
+  Men's Wearhouse Inc. (The)                 2,396         66,130
+  Michaels Stores Inc.                       1,927         79,007
+* MP3.com Inc.                               4,900         23,765
+  MSC Industrial Direct Co. Inc. "A"         2,211         38,471
+  Neiman-Marcus Group Inc. "A"               2,792         86,552
+  Neoforma.com Inc.                          6,838          5,812
+* 99 Cents Only Stores                       3,009         90,120
+  NPC International Inc.                     2,293         24,764
+  Nyer Medical Group Inc.                    1,220          3,343
+  O'Charley's Inc.                           1,668         32,326
+  OfficeMax Inc.                             7,191         26,535
+* 1-800 Contacts Inc.                          774         19,187
+  O'Reilly Automotive Inc.                   3,404         97,695
+  Outback Steakhouse Inc.                    4,394        126,547
+  Pacific Sunwear of California Inc.         1,911         42,864
+  Pantry Inc. (The)                          2,400         18,240
+  Payless Shoesource Inc.                    1,204         77,899
+  PC Connection Inc.                         1,709         27,344
   Pier 1 Imports Inc.                        6,351         73,037
+  Priceline.com Inc.                        11,722        106,084
+* PurchasePro.com Inc.                       4,200          6,216
+  Right Start (The) Inc.                     3,600          6,840
+  Rite Aid Corp.                            24,200        217,800
   Ross Stores Inc.                           5,000        119,750
   Ruby Tuesday Inc.                          2,892         49,453
+  Ryan's Family Steak Houses Inc.            4,791         58,690
+  Saks Inc.                                  9,662         92,755
+  School Specialty Inc.                      2,152         55,629
+  7-Eleven Inc.                              5,909         66,476
+  Smart & Final Inc.                         3,830         42,130
+  Sonic Automotive Inc.                      2,812         53,709
   Spiegel Inc. "A"                          10,993        106,302
+  Sports Resorts International Inc.          2,000         24,440
+  Stamps.com Inc.                            4,200         15,750
+  Steak n Shake Company (The)                2,389         22,098
+  Stein Mart Inc.                            2,429         25,116
+  Systemax Inc.                              2,716          6,600
   Talbots Inc. (The)                         3,808        166,600
+  Too Inc.                                   2,200         60,280
+  Trans World Entertainment Corp.            3,864         36,747
+  Tuesday Morning Corp.                      3,000         39,750
+  Tweeter Home Entertainment
    Group Inc.                                1,364         48,149
+  Ugly Duckling Corp.                        2,819         12,319
+  Urban Outfitters Inc.                      1,853         19,901
+  Value City Department Stores Inc.          2,744         31,556
+  Venator Group Inc.                         7,763        118,774
+  Ventro Corporation                         2,900          1,160
+  Wet Seal Inc. "A"                          1,108         38,348
+  Williams-Sonoma Inc.                       3,388        131,522
+  Wilsons The Leather Experts Inc.           1,298         24,078

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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
+  Zale Corp.                                 2,104   $     70,905
                                                       -----------
                                                         8,836,455
                                                       -----------
SEMICONDUCTORS--2.39%
+  Aetrium Inc.                               1,228          2,824
+  Agere Systems Inc.                        36,200        271,500
+  Alliance Semiconductor Corp.               2,230         26,805
+  Amkor Technology Inc.                     10,173        224,823
+  ANADIGICS Inc.                             1,914         44,022
+  Atmel Corp.                               28,920        390,131
+  Axcelis Technologies Inc.                  5,870         86,876
+  AXT Inc.                                   1,892         50,516
+  ChipPAC Inc.                               4,400         45,936
+  Cirrus Logic Inc.                          4,657        107,251
   Cohu Inc.                                  1,718         38,655
+  Credence Systems Corp.                     3,342         81,010
+* Cree Inc.                                  4,472        116,920
+  Cypress Semiconductor Corp.                8,347        199,076
+  Elantec Semiconductor Inc.                 1,500         50,685
+  Emcore Corp.                               2,438         74,969
+  Entegris Inc.                              6,390         73,166
+  General Semiconductor Inc.                 3,258         34,079
+  Integrated Device Technology Inc.          6,981        221,228
+  Integrated Silicon Solution Inc.           1,368         19,015
+  International Rectifier Corp.              4,005        136,571
+  Intersil Holding Corp.                     4,193        152,625
+  Kopin Corp.                                4,600         55,844
+  Lam Research Corp.                         8,099        240,135
+  Lattice Semiconductor Corp.                7,292        177,925
+  LTX Corp.                                  3,108         79,440
+  MEMC Electronics Materials Inc.            5,612         42,932
+  Microchip Technology Inc.                  8,833        295,287
+  Microtune Inc.                             3,186         70,092
+* NVIDIA Corp.                               4,300        398,825
+  OmniVision Technologies Inc.               3,101         17,490
+  Pericom Semiconductor Corp.                1,688         26,535
+  Pixelworks Inc.                            2,494         89,136
+  Rambus Inc.                                6,132         75,485
+* Transmeta Corp.                            7,945         44,333
+  Transwitch Corp.                           4,966         53,385
+  TriQuint Semiconductor Inc.                4,892        110,070
+  Varian Semiconductor Equipment
    Associates Inc.                           2,230         93,660
+  Veeco Instruments Inc.                     1,489         59,188
+  Virage Logic Corp.                         1,566         24,257
                                                       -----------
                                                         4,402,702
                                                       -----------
SOFTWARE--5.15%
+  Actuate Corp.                              3,664         34,991
+* Acxiom Corp.                               5,772         75,555
+* Akamai Technologies Inc.                   7,077         64,931
+  American Management
    Systems Inc.                              2,578         60,841
+  Applied Graphics Technologies Inc.         1,090          1,308
+  Apropos Technology Inc.                    1,800          4,518
+  AremisSoft Corp.                           2,200         35,640
+  Ariba Inc.                                15,700         86,350
+  At Home Corp. "A"                         25,907         55,441
+  Avant! Corp.                               3,317         44,116
+  AvantGo Inc.                               1,863          3,726
+  Avid Technology Inc.                       2,096         32,907
+  BEA Systems Inc.                          24,252        744,779
+  Blue Martini Software Inc.                 4,407         13,221
+  Cadence Design Systems Inc.               14,671        273,321
+* Caminus Corp.                              1,260         33,982
+  Captaris Inc.                              1,718          3,573
+  CareCentric Inc.                              56            165
+* Centillium Communications Inc.             1,976   $     48,886
+  CheckFree Corp.                            5,081        178,191
+  ChoicePoint Inc.                           4,602        193,514
+  Chordiant Software Inc.                    3,154          9,777
+* CMGI Inc.                                 20,155         60,465
+  CNET Networks Inc.                         7,635         99,255
+  Cobalt Group Inc.                          2,600          8,788
+  Computer Horizons Corp.                    2,694          8,378
+  Concero Inc.                                 600            660
+  Corillian Corp.                            2,647         10,588
+  Corio Inc.                                 3,664          4,580
+* Covad Communications Group Inc.            9,711          9,808
+  CSG Systems International Inc.             3,598        204,222
+  Cybear Group                                 655            308
+  DataTRAK International Inc.                1,587          3,491
+  Digi International Inc.                    2,913         25,460
+  Digital Impact Inc.                        3,503          4,379
+* DigitalThink Inc.                          2,890         20,288
+  Divine Inc. "A"                            9,000         18,900
+  Documentum Inc.                            2,288         29,561
+  DoubleClick Inc.                           7,844        109,502
+* DSL.net Inc.                               3,700          3,034
+  EarthLink Inc.                             9,498        133,922
+  eBT International Inc.                     2,669          7,206
+  Ecometry Corp.                             6,000          8,460
+  Edwards (J.D.) & Co.                       6,865         97,071
+* Electronic Arts Inc.                       8,454        489,487
+  Embarcadero Technologies Inc.              1,500         33,465
+* eMerge Interactive Inc. "A"                2,362          2,740
+  ePresence Inc.                             2,346          9,666
+  eShare Communications Inc.                 2,181          2,726
+  eSPEED Inc. "A"                            1,100         24,200
+  Evolve Software Inc.                       3,476          1,981
+  eXcelon Corp.                              2,332          3,428
+  EXE Technologies Inc.                      4,300         25,198
+* Exodus Communications Inc.                31,440         64,766
+  Extensity Inc.                             2,620         26,462
+  FirePond Inc.                              2,751          3,081
+  Frontstep Inc.                               341          1,180
+  Genomica Corp.                             2,500         10,750
+  Geoworks Corp.                             1,820          2,730
   Global Payments Inc.                       1,832         55,143
+  Globix Corp.                               2,108          4,237
+  GraphOn Corp.                              2,600          8,554
+  HealthCentral.com                             65            247
+  HearMe Inc.                                7,800          3,198
+  Homestore.com Inc.                         5,700        199,272
+  i2 Technologies Inc.                      24,934        493,693
+* iBasis Inc.                                3,300         16,500
+  Identix Inc.                               1,933         12,081
+  Informatica Corp.                          4,600         79,856
+  Information Resources Inc.                 6,741         69,702
+  Informax Inc.                              1,697         12,134
+  Informix Corp.                            17,525        102,346
+* InfoSpace Inc.                            18,565         71,290
+  Inktomi Corp.                              7,744         74,265
+  Innoveda Inc.                              2,888          7,393
+  INT Media Group Inc.                       2,900         11,600
+  InteliData Technologies Corp.              3,100         18,290
+  Interactive Intelligence Inc.              1,900         20,900
+* Internet Capital Group Inc.                1,984          3,968
+  Internet Pictures Corp.                    3,221            805
   Inter-Tel Inc.                             2,668         31,776
+  InterWorld Corp.                              60            123
+  iVillage Inc.                              4,345          6,300
+  JDA Software Group Inc.                    2,263         37,588
+  Keane Inc.                                 3,849         84,678
+  L90 Inc.                                   2,700          6,507

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EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
+  Lante Corp.                                2,834   $      2,069
+  Legato Systems Inc.                        5,682         90,628
+  LifeMinders Inc.                           2,100          3,318
+  Lightspan Inc.                             4,460          5,575
+  Liquid Audio Inc.                          2,300          6,785
+  Loudcloud Inc.                             4,347         13,215
+  Loudeye Technologies Inc.                  3,412          5,118
+  Macromedia Inc.                            3,709         66,762
+  Manugistics Group Inc.                     4,258        106,876
+  Mediaplex Inc.                             1,900          1,729
+  Mercator Software Inc.                     1,682          4,188
+  Micromuse Inc.                             4,592        128,530
   National Data Corp.                        1,916         62,078
+  Net2Phone Inc.                             2,300         13,800
+* Netcentives Inc.                           3,900          2,028
+* netGuru Inc.                               1,600          4,000
+  NetIQ Corp.                                3,211        100,472
+  Netpliance Inc.                            3,827          1,416
+  Network Associates Inc.                    9,017        112,262
+  Network Commerce Inc.                        446            245
+  Netzee Inc.                                  288          1,210
+  NetZero Inc.                               6,400          5,376
+  Numerical Technologies Inc.                1,848         38,808
+  Openwave Systems Inc.                     10,392        360,602
+  Optika Inc.                                2,200          2,640
+  Opus360 Corp.                              2,786            279
+  Pegasystems Inc.                           4,283         14,605
+  Peregrine Systems Inc.                     9,564        277,356
+  Per-Se Technologies Inc.                       1              8
+  Pinnacle Systems Inc.                      2,668         16,141
+* Pixar Inc.                                 3,488        142,310
+  PLATO Learning Inc.                        2,000         61,900
+  PracticeWorks Inc.                         2,223         18,451
+  Previo Inc.                                2,300          7,498
+  Prodigy Communications
    Corp. "A"                                 3,738         21,269
+  Promotions.com. Inc.                       2,000            740
+  ProQuest Company                           2,140         66,319
+  Puma Technology Inc.                       3,134          9,402
+  RadiSys Corp.                                963         22,005
+  Rational Software Corp.                   12,476        349,952
+  Razorfish Inc. "A"                         5,150          2,781
+  RealNetworks Inc.                         11,688        137,334
+  Remedy Corp.                               2,273         79,100
+  Renaissance Learning Inc.                  2,612        132,141
+* Resonate Inc.                              1,960          8,134
   Reynolds & Reynolds Co. "A"                4,877        107,050
+  Rhythms Netconnections Inc.                5,200            546
+  Roxio Inc.                                 1,004         13,052
+* Saba Software Inc.                         4,733         77,669
+  Seachange International Inc.               1,209         21,798
+  SeeBeyond Technology Corp.                 5,000         60,000
+  SERENA Software Inc.                       3,000        109,020
+  SignalSoft Corp.                           3,144         36,156
+  Simpex Solutions Inc.                        900         20,448
+  SkillSoft Corp.                            2,059         70,521
+  SpeechWorks International Inc.             2,100         32,970
+  Structural Dynamics
    Research Corp.                            2,527         61,912
+  Support.com Inc.                           2,388         15,403
+  SVI Solutions Inc.                         3,111          2,862
+  Sybase Inc.                                7,104        116,861
+  Symantec Corp.                             4,837        211,329
+  Synplicity Inc.                            2,100         21,021
+  SynQuest Inc.                              2,475          8,663
+  Talarian Corp.                             1,566          2,678
+  Tarantella Inc.                            2,667          4,561
+  TeleCommunication Systems Inc.             2,400   $      7,200
+  TIBCO Software Inc.                       12,400        158,348
*  Total System Services Inc.                11,881        337,420
+  TriZetto Group Inc. (The)                  3,100         28,675
+  Ulticom Inc.                               2,644         89,367
+  United Leisure Corp.                       1,400          1,260
+* USinternetworking Inc.                     5,625          6,750
+* VA Linux Systems Inc.                      3,372         11,802
+  ValueClick Inc.                            3,120          9,984
+  VIA NET.WORKS Inc.                         5,295          8,154
+  Vicinity Corp.                             2,374          4,083
+  Viewpoint Corp.                            2,281         19,389
+  Vignette Corp.                            14,744        130,779
+  V-One Corp.                                2,900          3,799
+* webMethods Inc.                            2,956         62,608
+  Wind River Systems Inc.                    5,198         90,757
+  ZipLink Inc.                               2,400             38
                                                       -----------
                                                         9,474,753
                                                       -----------
TELECOMMUNICATION EQUIPMENT--1.56%
+* ADTRAN Inc.                                2,418         49,569
+* Advanced Fibre
    Communications Inc.                       5,085        106,785
+* Advanced Switching
    Communications Inc.                       3,413          9,898
+  AltiGen Communications Inc.                4,300          4,945
+* American Tower Corp.                      11,171        230,905
+  ANTEC Corp.                                2,793         34,633
+* Avanex Corp.                               4,246         41,186
+  Ciena Corp.                               19,838        753,844
+  CommScope Inc.                             3,405         80,018
+* Corvis Corp.                              22,585         99,148
+* Cosine Communications Inc.                 6,899         15,454
+  DMC Stratex Networks Inc.                  5,360         53,600
+  Endwave Corp.                              2,600          2,366
+  Glenayre Technologies Inc.                 4,286          5,486
+* Handspring Inc.                            8,220         63,294
+  Harmonic Inc.                              4,853         48,530
   Harris Corp.                               4,200        114,282
+  Integrated Telecom Express Inc.            2,206          4,500
+  Ixia                                       2,956         56,164
+  Luminent Inc.                              9,700         40,740
+  NEON Communications Inc.                   1,292          9,031
+  Netergy Networks Inc.                      2,583          4,004
+  Network Engines Inc.                       2,444          2,248
+* New Focus Inc.                             4,270         35,228
+  NMS Communications Corp.                   1,980         13,860
+  Nx Networks Inc.                           4,600          2,530
+* Oplink Communications Inc.                10,617         39,814
+  Peco II Inc.                               4,608         30,182
+* RF Micro Devices Inc.                     10,152        272,074
+  SBA Communications Corp.                   2,700         66,825
+* Sonus Networks Inc.                       11,574        270,369
+  Spectrasite Holdings Inc.                  8,500         61,540
+  Sycamore Networks Inc.                    17,300        161,236
+  Telaxis Communications Corp.               1,737          1,094
+* Williams Communications
    Group Inc.                               30,673         90,485
                                                       -----------
                                                         2,875,867
                                                       -----------
TELECOMMUNICATIONS--5.13%
+* ACTV Inc.                                  3,667         12,211
+  Adaptec Inc.                               6,100         60,634
+  Adelphia Business Solutions Inc.           3,425         14,043
+  Advanced Radio Telecom Corp.               2,885             14
+* Aether Systems Inc.                        2,500         22,125
+  AirGate PCS Inc.                           1,100         57,200
+* Airnet Communications Corp.                2,639          3,853

--------------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
+  Alamosa Holdings Inc.                      3,936   $     64,157
+  Alaska Communications
    Systems Group                             5,700         52,155
+* Allegiance Telecom Inc.                    7,328        109,847
+  Allen Telecom Inc.                         2,811         42,165
+* Allied Riser Communications Corp.          3,800          2,014
+  American Access Technologies Inc.          2,800          2,828
+  Anaren Microwave Inc.                      1,506         30,120
+  Anixter International Inc.                 1,873         57,501
+  Applied Digital Solutions Inc.             3,900          1,716
+  Applied Innovation                         1,000          8,350
   Applied Signal Technology Inc.             2,475         12,623
+  Arguss Communications Inc.                 2,471         12,306
+  Aspect Communications Corp.                3,988         27,876
+  Audiovox Corp. "A"                         2,436         27,040
+  Avocent Corporation                        3,047         69,319
+  Bogen Communications
    International Inc.                        1,000          3,750
+  Broadwing Inc.                            13,326        325,821
+  Carrier Access Corp.                       2,356         14,112
+  Catapult Communications Corp.              1,500         33,750
+  C-COR.net Corp.                            2,770         33,240
+  Celeritek Inc.                             1,200         17,940
+  Cellular Technical Services Co. Inc.       1,000          3,100
+  Centennial Cellular Corp. "A"              6,072         80,090
+* Choice One Communications Inc.             3,557         23,974
+  Com21 Inc.                                 5,130          9,183
+  Commonwealth Telephone
    Enterprises Inc.                          1,623         68,572
+  Comtech Telecommunications Corp.           1,200         16,800
   Conestoga Enterprises Inc.                 1,057         31,220
+  Copper Mountain Networks Inc.              3,100         12,710
+  Cox Communications Inc. "A"               34,701      1,537,254
+  Crown Castle International Corp.          12,909        211,708
+  CTC Communications Group Inc.              6,238         19,088
+  Cypress Communications Inc.                6,782          2,035
   D&E Communications Inc.                      973         18,001
+  Data Critical Corp.                        2,300          4,508
+  Davox Corp.                                1,762         14,625
+  Deltathree Inc.                            2,063          1,527
+  Digital Lightware Inc.                     1,877         69,374
+  Ditech Communications Corp.                1,800         13,356
+  Dobson Communications Corp. "A"            6,125        104,431
+  Echostar Communications Corp.             14,556        471,906
+  EMS Technologies Inc.                      1,920         29,280
+  Emulex Corp.                               5,008        202,323
+* Finisar Corp.                             11,000        205,480
+  Focal Communications Corp.                 4,200          9,912
+  General Communication Inc. "A"             5,033         60,899
+  General DataComm Industries Inc.           3,900          1,131
+  General Motors Corp. "H"                  54,643      1,106,521
+  Gentner Communications Corp.               1,500         15,900
+* GoAmerica Inc.                             3,846          8,154
   Hickory Tech Corp.                         1,303         20,848
+  High Speed Access Corp.                    8,400         10,080
+  Hungarian Telephone and
    Cable Corp.                               1,300          6,825
+  IDT Corp.                                  2,339         31,577
+  IDT Corp. "B"                              2,339         25,729
+  I-Link Inc.                                2,839          1,476
+  Illuminet Holdings Inc.                    1,800         56,610
+  Inet Technologies Inc.                     3,100         25,389
+  Infonet Services Corp. "B"                19,395        164,858
+  InterDigital Communications Corp.          3,387         44,878
+  Interspeed Inc.                            2,000             80
+  InterVoice-Brite Inc.                      2,790         30,690
+  ITC DeltaCom Inc.                          3,294         13,176
+  LCC International Inc. "A"                 2,000   $     13,240
+  Leap Wireless International Inc.           2,355         71,357
+  Level 3 Communications Inc.               23,341        128,142
+  Lexent Inc.                                2,535         21,902
+  Liberty Satellite & Technology
    Inc. "A"                                  3,100          7,905
+  Lightbridge Inc.                           2,241         43,475
+  Lightpath Technologies Inc. "A"            1,700         15,130
+  Loral Space &
    Communications Ltd.                      17,697         49,552
+  MarketWatch.com Inc.                       2,525          6,237
+  Mastec Inc.                                3,042         40,154
+  MCK Communications Inc.                    1,300          2,860
+* McLeodUSA Inc. "A"                        38,554        176,963
+  MessageMedia Inc.                          2,357          1,296
+* Metricom Inc.                              2,287          3,957
+  Metro One
    Telecommunications Inc.                   1,410         91,467
+* Metromedia Fiber Network
    Inc. "A"                                 29,822         60,837
+  Motient Corp.                              3,084          3,300
+  Mpower Holding Corp.                       5,148          4,891
+* MRV Communications Inc.                    4,964         46,413
+  Netro Corp.                                3,300         13,992
+  Network Access Solutions Corp.             4,600          1,426
+* Network Plus Corp.                         3,300          8,943
   Newport Corp.                              2,005         53,133
+* Next Level Communications Inc.             5,900         39,825
+  Nextel Partners Inc. "A"                  11,000        170,720
+  NTELOS Inc.                                1,582         47,555
+* NTL Inc.                                  17,377        209,393
+* Nucentrix Broadband
    Networks Inc.                             2,700         20,925
+  Numerex Corp. "A"                          3,600         32,580
+* Optical Cable Corp.                        3,852         38,520
+  Pac-West Telecomm Inc.                     2,800          5,432
+  PanAmSat Corp.                             9,254        359,796
+  P-Com Inc.                                 4,105          2,258
+  Plantronics Inc.                           3,720         86,118
+* Pliant Systems Inc.                        2,200            242
+  Powerwave Technologies Inc.                3,813         55,289
+  Price Communications Corp.                 3,564         71,957
+  Primus Telecommunications
    Group Inc.                                2,354          1,930
+  Proxim Inc.                                2,296         32,374
+  PTEK Holdings Inc.                         4,348         11,392
+  RCN Corp.                                  6,317         34,680
+  Rural Cellular Corp. "A"                   1,086         49,196
+  Savvis Communications Corp.                6,224          4,481
+  Sirius Satellite Radio Inc.                3,837         46,773
+  Somera Communications Inc.                 5,500         39,380
+  Spectralink Corp.                          2,266         29,481
+  STAR Telecommunications Inc.               4,590            124
+  Startec Global
    Communications Corp.                      3,401            510
+  STM Wireless Inc. "A"                      1,900          2,280
+  Sunshine PCS Corp. "A"                       304            760
+* Superior Telecom Inc.                      4,027         11,356
+  Tekelec                                    3,821        103,549
+  TeleCorp PCS Inc.                         11,015        213,361
+* Terayon Communications
    Systems Inc.                              3,868         23,672
+  Time Warner Telecom Inc. "A"               2,500         83,800
+  Tollgrade Communications Inc.                928         26,448
+  Triton PCS Holdings Inc. "A"               3,700        151,700
+  Tut Systems Inc.                           2,700          4,482
+* U.S. Wireless Corp.                        1,400          4,074
+* United States Cellular Corp.               5,109        294,534

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

--------------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
+  Ursus Telecom Corp.                        3,900   $         39
+  VerticalNet Inc.                           5,400         13,446
+  Viasat Inc.                                1,314         31,378
+  Vixel Corp.                                3,900          9,750
+  VTEL Corp.                                 2,700          3,132
+* WebEx Communications Inc.                  2,500         66,650
+  Westell Technologies Inc.                  3,058          4,587
+  Western Wireless Corp. "A"                 4,526        194,618
+  WorldGate Communications Inc.              2,600         13,260
+  XETA Corp.                                 2,400         12,408
+  Zoom Telephonics Inc.                      2,200          4,950
+* Z-Tel Technologies Inc.                    3,200          4,800
                                                       -----------
                                                         9,440,525
                                                       -----------
TELEPHONE--0.32%
+  Covista Communications Inc.                1,984         10,416
   Deutsche Telekom AG ADR                        1             18
+* Intermedia Communications Inc.             3,874         57,723
+  Talk America Holdings Inc.                 8,388          7,885
   Telephone & Data Systems Inc.              3,436        373,665
+  WorldCom Inc.- MCI Group                   7,000        112,700
+* XO Communications Inc. "A"                17,244         33,108
                                                       -----------
                                                           595,515
                                                       -----------
TEXTILES--0.44%
+  Coach Inc.                                 2,700        102,735
+  Columbia Sportswear Co.                    2,443        124,569
+  Cone Mills Corp.                           3,737          4,821
   Culp Inc.                                    581          2,615
+  Dan River Inc. "A"                         1,800          4,860
   G&K Services Inc. "A"                      2,016         54,230
+  Gerber Childrenswear Inc.                  1,474          9,507
+  Guess ? Inc.                               2,319         15,537
+  Guilford Mills Inc.                        2,139          4,428
+  Hallwood Group Inc.                        1,500         10,920
   Kellwood Co.                               2,167         50,058
+  Mohawk Industries Inc.                     3,065        107,888
+  Nautica Enterprises Inc.                   2,466         50,380
   Oxford Industries Inc.                     1,514         33,308
+  Polo Ralph Lauren Corp.                    2,206         56,915
+  Quaker Fabric Corp.                        5,100         52,275
+  Quiksilver Inc.                            1,669         41,725
+  Starter Corp.                              3,200              3
+  Tag-It Pacific Inc.                          500          1,800
+  Tarrant Apparel Group                      2,213         14,053
   Westpoint Stevens Inc.                     3,330          4,595
   Wolverine World Wide Inc.                  3,459         61,812
                                                       -----------
                                                           809,034
                                                       -----------
TOBACCO--0.22%
   R.J. Reynolds Tobacco Holdings Inc.        5,800        316,680
   Universal Corporation                      1,106         43,864
*  Vector Group Ltd.                          1,642         52,462
                                                       -----------
                                                           413,006
                                                       -----------
TOYS/GAMES/HOBBIES--0.11%
+* Action Performance Companies Inc.          1,745         43,625
+  Boyds Collection Ltd. (The)                5,400         67,068
+  Fotoball USA Inc.                          2,400          4,392
+  Jakks Pacific Inc.                         1,528         28,574
+  Marvel Enterprises Inc.                    3,233          9,861
+  Media Arts Group Inc.                      2,281          5,725
+  Topps Co. (The)                            4,511         52,734
                                                       -----------
                                                           211,979
                                                       -----------
TRANSPORTATION--1.37%
+  ABC Rail Products Corp.                    1,831   $      1,904
   Airborne Inc.                              2,660         30,829
+  Airnet Systems Inc.                        5,219         34,967
   Alexander & Baldwin Inc.                   1,900         48,925
+  Allied Holdings Inc.                         490          1,250
+  Arkansas Best Corp.                        1,023         23,580
   Arnold Industries Inc.                     2,724         52,737
+  Atlas Air Inc.                             2,404         34,041
+  Budget Group Inc.                          1,609          3,862
   CH Robinson Worldwide Inc.                 5,686        158,583
   CNF Transportation Inc.                    2,738         77,349
+  Dollar Thrifty Automotive
    Group Inc.                                1,679         40,296
+  EGL Inc.                                   3,073         53,655
   Expeditors International
    Washington Inc.                           3,404        204,237
   Florida East Coast Industries Inc.         2,523         89,314
+  Forward Air Corp.                            993         29,740
+  General Maritime Corp.                     2,333         34,062
+  Gulfmark Offshore Inc.                     1,000         30,850
+  Heartland Express Inc.                     2,677         61,036
+  Hunt (J.B.) Transport Services Inc.        2,492         45,504
+  Kirby Corp.                                2,435         60,023
+  Landair Corp.                              2,000         11,500
+  Landstar System Inc.                         564         38,363
+  M.S. Carriers Inc.                         1,048         32,184
+* Offshore Logistics Inc.                    1,491         28,329
   Overseas Shipholding Group Inc.            1,746         53,323
+  Petroleum Helicopters NV                   1,145         20,496
   Roadway Express Inc.                       1,765         41,954
+  Seabulk International Inc. "A"
    Warrants (Expires 12/24/03)                   5              2
+  Swift Transportation Co. Inc.              4,041         77,830
   United Parcel Service Inc.                15,144        875,323
   US Freightways Corp.                       1,375         40,563
   Werner Enterprises Inc.                    3,022         73,284
+  Wisconsin Central
    Transportation Corp.                      3,987         66,703
+  Yellow Corporation                         2,448         46,463
                                                       -----------
                                                         2,523,061
                                                       -----------
TRUCKING & LEASING--0.11%
+  AMERCO                                     1,611         35,925
   GATX Corporation                           2,804        112,440
+  International Aircraft Investors           1,400          5,124
+  Willis Lease Finance Corp.                 2,468         27,321
+  Xtra Corp.                                   487         24,155
                                                       -----------
                                                           204,965
                                                       -----------
WATER--0.17%
   American Water Works Inc.                  5,709        188,226
   California Water Service Group             1,464         37,552
   Connecticut Water Service Inc.               667         23,058
   Philadelphia Suburban Corp.                2,765         70,508
                                                       -----------
                                                           319,344
                                                       -----------
TOTAL COMMON STOCKS
  (Cost: $206,509,271)                                 178,203,623
                                                       -----------

--------------------------------------------------------------------------------
EXTENDED INDEX
MASTER PORTFOLIO                             SHARES        VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.00%
--------------------------------------------------------------------------------
BANKS--0.00%
   Cardinal Financial Corp. "A"                 181   $        959
                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost: $606)                                                 959
                                                       -----------
--------------------------------------------------------------------------------
                                        FACE AMOUNT
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--9.26%
--------------------------------------------------------------------------------
++ Dreyfus Money Market Fund             $6,137,191      6,137,191
   Federal Home Loan Mortgage
++ Corporation Discount
    Note 3.86%, 07/03/01                    984,119        984,119
   Goldman Sachs Financial
++ Square Prime Obligation Fund           3,277,909      3,277,909
++ Providian Temp Cash Money
    Market Fund                           6,137,191      6,137,191
+++ U.S. Treasury Bill
    3.56%**, 09/27/01                       500,000        495,699
                                                       -----------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $17,032,217)                                   17,032,109
                                                       -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.73%
--------------------------------------------------------------------------------
   Investors Bank & Trust
    Tri-Party Repurchase
    Agreement, dated 06/29/01,
    due 07/02/01, with a maturity
    value of $5,010,284
    and an effective yield
    of 3.70%.                             5,008,739      5,008,739
                                                       -----------
TOTAL REPURCHASE AGREEMENT
  (Cost: $5,008,739)                                     5,008,739
                                                       -----------
TOTAL INVESTMENTS IN SECURITIES--108.88%
  (Cost $228,550,833)                                  200,245,430
Other Assets, Less Liabilities--(8.88%)                (16,324,612)
                                                       -----------
NET ASSETS--100.00%                                   $183,920,818
                                                      ============

*    Denotes all or part of security on loan. See Note 4.
**   Yield to Maturity.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.



     The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.66%
--------------------------------------------------------------------------------
AUSTRALIA--2.95%
   Amcor Ltd.                                12,308   $     41,398
   AMP Ltd.                                  12,957        144,789
   Australian Gas & Light Co. Ltd.            6,392         27,541
   BHP Billiton Ltd.                         22,860        123,702
   Brambles Industries Ltd.                   2,560         62,435
   Broken Hill Proprietary Co. Ltd.          21,463        113,305
   Coca-Cola Amatil Ltd.                     18,448         44,993
   Coles Myer Ltd.                           16,388         52,625
   Commonwealth Bank of Australia            13,856        240,424
   Computershare Ltd.                         6,757         21,114
   CSL Ltd.                                   2,340         56,713
   CSR Ltd.                                  21,927         79,102
   Foster's Brewing Group Ltd.               27,212         75,769
   Gandel Retail Trust                      131,887         74,516
   General Property Trust                    31,275         44,176
   Lend Lease Corp. Ltd.                      6,604         42,111
   National Australia Bank Ltd.              17,637        314,113
   News Corp. Ltd.                           24,617        225,378
+  OneSteel Ltd.                             23,929         11,187
   Orica Ltd.                                20,482         46,353
   QBE Insurance Group Ltd.                   8,559         51,360
   Rio Tinto Ltd.                             4,911         85,189
   Santos Ltd.                               18,130         59,785
   Southcorp Ltd.                            15,047         58,166
   Suncorp-Metway Ltd.                        3,435         26,187
   TABCORP Holdings Ltd.                      8,666         41,830
   Telstra Corp. Ltd.                        91,426        249,922
   Wesfarmers Ltd.                            5,578         76,835
   Westfield Trust                              904          1,479
   Westfield Trust-New Shares                24,939         42,551
   Westpac Banking Corp. Ltd.                19,557        143,668
   WMC Ltd.                                  17,343         84,419
   Woolworths Ltd.                           12,627         70,574
                                                      ------------
                                                         2,833,709
                                                      ------------
AUSTRIA--0.14%
   Oesterreichische
    Elektrizitaetswirtschafts AG "A"            534         44,301
   OMV AG                                     1,056         88,501
                                                      ------------
                                                           132,802
                                                      ------------
BELGIUM--0.93%
   AGFA Gevaert NV                            2,270         32,668
   Colruyt NV                                   984         33,237
   Delhaize-Le Lion SA                        1,256         74,269
+  Dolmen Computer Applications
    NV                                           64            701
   Electrabel SA                                609        120,225
   Fortis "B"                                 8,261        199,310
   Groupe Bruxelles Lambert SA                1,775         99,473
+  Interbrew                                  1,895         50,693
   KBC Bankverzekerings Holding
    NV                                        3,676        130,700
+  PetroFina SA                                   1            508
   Solvay SA                                  1,512         74,879
   UCB SA                                     2,324         80,761
                                                      ------------
                                                           897,424
                                                      ------------
DENMARK--0.93%
   A/S Dampskibsselskabet
    Svendborg " B"                               11         98,817
   D/S 1912 "B"                                  14         97,112
   Danisco A/S                                  900         32,954
   Danske Bank A/S                            9,000        161,701
   Group 4 Falck A/S                            300         34,285
+  ISS A/S                                      600         35,138
   Novo Nordisk A/S "B"                       4,690   $    207,461
   Novozymes A/S "B"                          1,438         30,006
   Tele Danmark A/S                           2,800        100,932
   Vestas Wind Systems A/S                    1,390         64,806
+  William Demant Holding                     1,200         33,432
                                                      ------------
                                                           896,644
                                                      ------------
FINLAND--1.64%
   Nokia OYJ                                 57,024      1,292,284
   Pohjola Group Insurance Corp. "B"          1,123         21,818
   Sampo-Leonia Insurance "A"                 5,000         42,539
   Sonera Group OYJ                           9,560         74,536
+  Stonesoft OYJ                              5,100         11,009
   Tietoenator OYJ                            1,471         32,751
   UPM-Kymmene OYJ                            3,600        101,758
                                                      ------------
                                                         1,576,695
                                                      ------------
FRANCE--10.69%
   Accor SA                                   2,802        118,245
   Air Liquide                                1,127        161,904
   Alcatel SA "A"                            14,682        306,996
   Aventis SA                                 9,307        742,971
   AXA AG                                    20,542        585,166
   BIC SA                                       943         34,327
*  BNP Parisbas SA                            5,402        470,109
*  Bouygues SA                                4,130        139,570
   Cap Gemini SA                              1,544        112,408
   Carrefour Supermarche SA                   8,606        455,337
   Coflexip SA                                  301         45,331
*  Compagnie de Saint Gobain                  1,050        142,664
   Compagnie Generale des
    Etablissements Michelin "B"               2,102         66,498
   Dassault Systemes SA                       1,452         55,953
*  Eridania Beghin-Say SA                       441         36,213
   Essilor International SA                     211         60,374
   Etablissements Economiques
    du Casino Guichard-
    Perrachon SA                              1,199        101,146
*  France Telecom SA                         12,481        594,852
*  Groupe Danone                              1,735        238,086
   Lafarge SA                                 1,605        137,229
   Lagardere S.C.A.                           1,738         81,804
   L'Oreal SA                                 7,947        512,972
   LVMH                                       5,808        292,546
   Pechiney SA "A"                            1,247         63,339
   Pernod Ricard                                995         69,744
   Pinault-Printemps-Redoute SA               1,436        207,875
+  PSA Peugeot Citroen                          610        165,607
   Publicis Groupe                            1,884         45,614
   Sagem SA                                     636         31,227
   Sanofi-Synthelabo SA                       8,713        571,637
*  Schneider SA                               1,934        106,911
   Societe EuroFrance SA                        730         42,332
   Societe Generale "A"                       5,157        305,376
   Sodexho Alliance SA                        1,716         80,115
*  STMicroelectronics NV                     10,797        374,747
   Suez SA                                   10,695        344,045
*  Technip SA                                   238         30,524
   Thales/Ex Thomson CSF                      2,169         78,533
*  Total SA "B"                               9,018      1,262,690
   Union du Credit Bail Immobilier            1,011         54,860
*  Usinor SA                                  3,696         38,766
   Valeo SA                                   1,268         51,191
   Vinci SA                                   1,219         77,653
   Vivendi Universal SA                      13,316        776,119
                                                      ------------
                                                        10,271,606
                                                      ------------
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INTERNATIONAL INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
GERMANY--8.39%
   Adidas AG                                    700   $     42,879
*  Allianz AG                                 2,949        860,657
   BASF AG                                    7,600        299,813
   Bayer AG                                   8,650        339,404
   Bayerische Hypo-und
    Vereinsbank AG                            6,747        333,560
   Beiersdorf AG                              1,094        114,376
   Continental AG                             2,728         37,366
*  DaimlerChrysler AG                        12,396        569,288
   Deutsche Bank AG                           7,488        536,528
   Deutsche Lufthansa AG                      5,028         79,212
*  Deutsche Telekom AG                       36,699        836,334
*  Dresdner Bank AG                           6,450        294,579
+  EM TV & Merchandising AG                   2,278          4,127
   Epcos AG                                     800         43,553
   Fresenius Medical Care AG                  1,287         90,320
   Gehe AG                                    1,500         58,285
   Heidelberger Zement AG                     1,110         47,688
   Karstadtquelle AG                          1,818         53,820
   Linde AG                                   1,762         74,834
   MAN AG                                     1,748         37,438
   Merck KGaA                                 2,473         85,897
   Metro AG                                   3,981        148,689
   Muenchener Rueckversicherungs-
*   Gesellschaft AG                           2,173        605,578
   Preussag AG                                2,615         79,251
   RWE AG                                     6,298        250,476
   SAP AG                                     3,727        517,149
   Schering AG                                2,667        139,980
   Siemens AG                                10,799        662,784
   Thyssen Krupp AG                           6,905         90,604
*  Veba AG                                    9,176        481,145
   Volkswagen AG                              4,021        188,920
+  WCM Beteiligungs &
    Grundbesi AG                              4,916         50,189
                                                      ------------
                                                         8,054,723
                                                      ------------
GREECE--0.28%
   Commercial Bank of Greece                  1,300         46,860
   Credit Bank/Greece                         3,400         71,381
   Hellenic Telecommunications
    Organization SA                           4,400         57,511
   National Bank of Greece SA                 3,200         94,759
                                                      ------------
                                                           270,511
                                                      ------------
HONG KONG--1.99%
   Bank of East Asia Ltd.                    23,000         53,371
   Cathay Pacific Airways Ltd.               42,000         56,809
   CLP Holdings Ltd.                         28,200        118,226
   Esprit Holdings Ltd.                      20,000         21,924
   Hang Seng Bank Ltd.                       23,000        235,899
   Henderson Land Development
    Co. Ltd.                                 18,000         79,848
   Hong Kong & China Gas Co. Ltd.            66,066         83,005
   Hutchison Whampoa Ltd.                    51,700        521,979
   Johnson Electric Holdings Ltd.            45,500         62,417
   Li & Fung Ltd.                            36,000         59,076
+  New World Development Co. Ltd.            36,000         43,848
+  Pacific Century Cyberworks Ltd.          195,591         55,802
   Shangri-La Asia Ltd.                      40,000         35,128
   Sino Land Company Ltd.                    54,000         22,502
   Sun Hung Kai Properties Ltd.              29,000        261,188
   Swire Pacific Ltd. "A"                    20,500        106,182
   Television Broadcasts Ltd.                 7,000         29,436
   Wharf Holdings Ltd.                       32,000         66,874
                                                      ------------
                                                         1,913,514
                                                      ------------
IRELAND--0.58%
   Allied Irish Banks PLC                     8,668   $     99,795
   CRH PLC                                    4,690         79,803
   Eircom PLC                                17,419         19,096
+  Elan Corporation PLC                       3,993        251,890
   Irish Life & Permanent PLC                 5,332         55,415
   Kerry Group PLC "A"                        3,985         45,922
                                                      ------------
                                                           551,921
                                                      ------------
ITALY--4.27%
+  Alitalia SpA                              25,000         30,475
   Arnoldo Mondadori Editore SpA              4,200         29,902
   Assicurazioni Generali SpA                14,694        441,590
   Autogrill SpA                              4,000         43,106
   Autostrade SpA                            15,000         97,395
*  Banca di Roma SpA                         20,494         62,700
*  Banca Intesa SpA                          72,043        254,319
*  Benetton Group SpA                         3,523         47,241
   Beni Stabili SpA                           6,022          2,773
   Bipop Carire SpA                          24,750         93,028
   Bulgari SpA                                4,250         44,505
*  Enel SpA                                  74,314        227,104
*  ENI SpA                                   48,527        591,559
   Fiat SpA                                   5,381        105,227
   Gruppo Editoriale L'Espresso               5,700         21,521
   Italgas SpA                                7,750         67,904
   Mediaset SpA                              15,090        126,978
   Mediobanca Banca SpA                       8,661         92,529
   Parmalat Finanziaria SpA                  16,900         45,066
   Pirelli SpA                               26,078         72,630
*  Riunione Adriatica di Sicurta SpA          9,100        111,856
*  San Paolo - IMI SpA                       17,543        224,843
*  Telecom Italia Mobile SpA                103,599        527,961
*  Telecom Italia SpA                        10,464         49,960
*  Telecom Italia SpA "A"                    44,285        397,387
+  Tiscali SpA                                2,897         24,500
*  Unicredito Italiano SpA                   61,384        263,460
                                                      ------------
                                                         4,097,519
                                                      ------------
JAPAN--23.52%
   Acom Co. Ltd.                              1,800        158,900
   Advantest Corp.                            1,200        102,854
   Ajinomoto Co. Inc.                         8,000         85,824
   Alps Electric Co Ltd                       3,000         27,951
   Amada Co. Ltd.                             5,000         25,296
   Asahi Bank Ltd. (The)                     37,000         80,098
   Asahi Breweries Ltd.                       7,000         78,520
   Asahi Glass Co. Ltd.                      14,000        116,292
   Asahi Kasei Corp.                         19,000         79,827
   Bank of Fukuoka Ltd.                      11,000         49,391
   Bank of Yokohama Ltd.                     16,000         65,170
   Benesse Corporation                        1,500         47,025
   Bridgestone Corp.                         11,000        115,097
   Canon Inc.                                11,000        444,515
   Casio Computer Co. Ltd.                    6,000         34,878
   Central Japan Railway Co.                     23        142,920
   Chugai Pharmaceutical Co. Ltd.             4,000         60,840
   Chuo Mitsui Trust & Banking
    Co. Ltd.                                 15,000         26,580
   Citizen Watch Co. Ltd.                     5,000         30,468
   Credit Saison Co Ltd                       2,200         53,448
   CSK Corp.                                  1,100         34,221
   Dai Nippon Printing Co. Ltd.               9,000        109,830
   Daiichi Pharmaceutical Co. Ltd.            4,000        92,527
   Daikin Industries Ltd.                     4,000         74,086
   Dainippon Ink & Chemical Inc.             14,000         39,288
   Daito Trust Construction Co. Ltd.          2,500         42,395
   Daiwa Bank Ltd. (The)                     32,000         41,565
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INTERNATIONAL INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Daiwa House Industry Co. Ltd.              9,000   $     70,574
   Daiwa Securities Group Inc.               17,000        177,878
   Denso Corp.                               11,000        209,910
   East Japan Railway Co.                        46        265,555
   Ebara Corporation                          5,000         41,332
   Eisai Co. Ltd.                             4,000         89,641
   Fanuc Ltd.                                 2,900        144,395
   Fuji Photo Film Co.                        6,000        258,820
   Fuji Soft ABC Inc.                           500         29,386
   Fuji Television Network Inc.                   6         34,493
   Fujikura Ltd.                              5,000         30,468
   Fujitsu Ltd.                              25,000        262,587
   Furukawa Electric Co. Ltd.                 8,000         63,823
   Gunma Bank Ltd.                           10,000         47,707
   Heavy Industries Co. Ltd.                 19,000         46,920
   Hirose Electric Co. Ltd.                     600         45,702
   Hitachi Ltd.                              41,000        402,702
   Honda Motor Co. Ltd.                      12,000        527,261
   Hoya Corp.                                 1,400         88,679
   Isetan Co. Ltd.                            3,000         31,751
   Itochu Corp.                              18,000         73,172
   Ito-Yokado Co. Ltd.                        5,000        230,516
   Japan Airlines Co. Ltd.                   22,000         70,734
   Japan Energy Corp.                        16,000         33,867
   Japan Tobacco Inc.                            24        165,491
   JGC Engineering & Construction             3,000         25,016
   Joyo Bank Ltd.                            16,000         47,979
   Jusco Co. Ltd.                             4,000         88,198
   Kajima Corp.                              18,000         45,895
   Kaneka Corp.                               7,000         63,366
   Kansai Electric Power Co. Inc.            10,200        172,972
   Kao Corp.                                  7,000        173,990
+  Kawasaki Heavy Industries Ltd.            18,000         29,731
   Kawasaki Steel Corp.                      49,000         58,148
   Keihin Electric Express Railway
    Co. Ltd.                                 14,000         60,728
   Kinden Corp.                               7,000         43,497
   Kinki Nippon Railway Co. Ltd.             17,000         68,153
   Kirin Brewery Co. Ltd.                    13,000        110,592
   Komatsu Ltd.                              14,000         64,208
   Konami Company Ltd.                        1,700         77,558
   Konica Corp.                               5,000         36,722
   Kubota Corp.                              20,000         79,538
   Kuraray Co. Ltd.                           6,000         44,644
   Kyocera Corp.                              2,300        202,854
   Kyowa Hakko Kogyo Co. Ltd.                 7,000         46,584
+  Marubeni Corp.                            22,000         42,335
   Marui Co. Ltd.                             5,000         72,161
   Matsushita Electric Industrial
    Co. Ltd.                                 25,000        391,278
   Meiji Seika Inc.                           6,000         31,943
   Minebea Co. Ltd.                           6,000         39,496
   Mitsubishi Chemical Corp.                 29,000         77,662
   Mitsubishi Corp.                          19,000        153,104
   Mitsubishi Electric Corp.                 28,000        138,743
   Mitsubishi Estate Co. Ltd.                15,000        137,949
   Mitsubishi Heavy Industries Ltd.          40,000        182,488
   Mitsubishi Materials Corp.                18,000         38,534
   Mitsubishi Rayon Co.                      11,000         38,179
+  Mitsubishi Tokyo Financial                    69        577,037
   Mitsui & Co. Ltd.                         19,000        127,815
   Mitsui Fudosan Co. Ltd.                   10,000        107,761
   Mitsui Marine & Fire Insurance
    Co. Ltd.                                 11,000         56,271
   Mitsui Mining & Smelting Co.               7,000         30,925
   Mitsukoshi Ltd.                            8,000         33,162
   Mizuho Holding Inc.                          107   $    497,595
   Murata Manufacturing Co. Ltd.              3,000        199,407
   NEC Corp.                                 20,000        270,206
   NGK Insulators Ltd.                        4,000         35,119
   NGK Spark Plug Co. Ltd.                    3,000         28,143
   Nidec Corp.                                  900         46,833
   Nikon Corp.                                5,000         47,467
   Nintendo Co. Ltd.                          1,700        309,413
   Nippon COMSYS Corp.                        3,000         40,651
   Nippon Express Co. Ltd.                   15,000         67,712
   Nippon Meat Packers Inc.                   4,000         48,460
   Nippon Mitusubishi Oil Corp.              20,000        112,892
   Nippon Sheet Glass Co. Ltd.                6,000         34,926
   Nippon Steel Corp.                        83,000        125,778
   Nippon Telegraph & Telephone
    Corp.                                       155        807,809
+  Nippon Unipac Holding                         13         72,963
   Nippon Yusen Kabushiki Kaisha             18,000         71,296
   Nishin Flour Milling Co. Ltd.              4,000         29,763
   Nissan Motor Co. Ltd.                     49,000        338,272
   Nissin Food Products                       2,200         45,863
   Nitto Denko Corp.                          2,200         63,502
   Nomura Securities Co. Ltd.                24,000        459,910
   NSK Ltd.                                   8,000         34,574
   Obayashi Corp.                            12,000         46,664
   Oji Paper Co. Ltd.                        14,000         69,259
   Olympus Optical Co. Ltd.                   4,000         64,080
   Omron Corp.                                4,000         72,322
   Oriental Land Co. Ltd.                     1,300         96,520
   Orix Corp.                                 1,000         97,258
   Osaka Gas Co. Ltd.                        31,000         99,919
   Pioneer Electronic Corp.                   3,000         91,164
   Promise Co. Ltd.                           1,500        123,637
   Rohm Co. Ltd.                              1,400        217,543
   Sankyo Co. Ltd.                            6,000        108,242
   Sanyo Electric Co. Ltd.                   23,000        145,319
   Secom Co. Ltd.                             2,500        139,513
+  Sega Enterprises Ltd.                      2,000         35,439
   Sekisui Chemical Co. Ltd.                  9,000         37,236
   Sekisui House Ltd.                        10,000         84,910
   Seventy Seven Bank Ltd.                    7,000         39,569
   Sharp Corp.                               14,000        190,827
   Shimamura Co. Ltd.                           500         26,058
   Shimano Inc.                               2,300         33,895
   Shimizu Corp.                             14,000         57,135
   Shin-Etsu Chemical Co. Ltd.                5,000        183,612
   Shionogi & Co. Ltd.                        5,000        104,234
   Shiseido Co.                               7,000         65,667
   Shizuoka Bank Ltd.                         9,000         75,481
+  Showa Denko K.K.                          15,000         21,408
   Showa Shell Sekiyu K.K.                    6,000         34,975
   Skylark Co.                                2,000         56,928
*  SMC Corp.                                    900         96,336
   Softbank Corp.                             4,200        137,733
   Sony Corp.                                11,200        736,370
   Sumitomo Bank Ltd. (The)                  69,000        569,837
   Sumitomo Chemical Co. Ltd.                21,000         94,796
   Sumitomo Corp.                            13,000         90,996
   Sumitomo Electric Industries               9,000        102,037
   Sumitomo Marine & Fire
    Insurance Co. Ltd.                       10,000         55,885
+  Sumitomo Metal Industries Ltd             55,000         33,072
   Sumitomo Metal Mining Co. Ltd.             8,000         37,396
   Taiheiyo Cement Corp.                     14,000         29,634
   Taisei Corp.                              16,000         39,000
   Taisho Pharmaceutical Co. Ltd.             5,000         94,011
   Taiyo Yuden Co. Ltd.                       2,000         53,239
   Takara Shuzo Co. Ltd.                      3,000         39,521
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INTERNATIONAL INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Takashimaya Co. Ltd.                       6,000   $     41,854
   Takeda Chemical Industries                11,000        511,546
   Takefuji Corp.                             2,100        190,771
   Teijin Ltd.                               13,000         73,068
   Terumo Corp.                               3,100         56,919
   Tobu Railway Co. Ltd.                     22,000         70,382
   Toho Co. Ltd.                                400         47,787
   Tohoku Electric Power Co. Inc.             6,200        101,162
   Tokio Marine & Fire Insurance
    Co. Ltd.                                 18,000        168,136
   Tokyo Broadcasting System                  1,000         19,243
   Tokyo Electric Power Co. Inc.             15,500        401,419
   Tokyo Electronics Ltd.                     2,200        133,178
   Tokyo Gas Co. Ltd.                        32,000         97,242
   Tokyu Corp.                               15,000         81,783
   Toppan Printing Co. Ltd.                   9,000         92,583
   Toray Industries Inc.                     20,000         79,858
   Toshiba Corp.                             40,000        211,352
   Tostem Corp.                               4,000         65,747
   Toto Ltd.                                  6,000         41,806
   Toyo Information Systems                   1,000         38,887
   Toyo Seikan Kaisha Ltd.                    3,000         42,960
   Toyota Motor Corp.                        45,100      1,587,466
   Trans Cosmos Inc.                            400         16,196
   Uni-Charm Corp.                            1,300         42,110
   Uny Co Ltd                                 3,000         30,596
   Wacoal Corp.                               6,000         64,224
   Yakult Honsha Co. Ltd.                     3,000         32,353
   Yamaha Corp.                               3,000         30,236
   Yamanouchi Pharmaceutical
    Co. Ltd.                                  4,000        112,252
   Yamato Transport Co. Ltd.                  6,000        125,802
   Yokogawa Electric                          5,000         44,500
                                                      ------------
                                                        22,591,035
                                                      ------------
NETHERLANDS--5.51%
   ABN AMRO Holding NV                       18,467        346,901
   Aegon NV                                  16,178        455,373
   Akzo Nobel NV                              3,586        151,786
+  ASM Lithography Holding NV                 5,749        128,921
   Burhmann NV                                1,897         17,890
   Elsevier NV                                9,276        115,432
   Getronics NV                               6,034         25,030
   Hagemeyer NV                               1,677         32,297
   Heineken NV                                4,759        191,878
+  ING Groep NV                              11,742        767,380
   Koninklijke Ahold NV                       9,970        312,282
   Philips Electronics NV                    15,933        422,311
+  QIAGEN NV                                  1,900         41,820
   Royal Dutch Petroleum Co.                 26,080      1,500,857
*  Royal KPN NV                              15,530         88,085
   TNT Post Group NV                          5,882        122,742
   Unilever NV - CVA                          6,784        406,602
   VOPAK                                      3,083         63,290
   Wolters Kluwer NV - CVA                    3,728        100,201
                                                      ------------
                                                         5,291,078
                                                      ------------
NEW ZEALAND--0.07%
   Telecom Corp. of New Zealand
    Ltd.                                     29,345         66,390
                                                      ------------
NORWAY--0.44%
   DnB Holding ASA                           16,900         73,314
   Norsk Hydro ASA                            4,415        187,035
   Orkla ASA                                  4,712         85,298
+  Telenor ASA                                8,100         33,404
   Tomra Systems ASA                          2,600   $     40,939
                                                      ------------
                                                           419,990
                                                      ------------
PORTUGAL--0.53%
+  Banco Comercial Portugues
    SA "R"                                   26,209         97,623
   Banco Espirito Santo e Comercial
    de Lisboa SA                              4,483         61,290
   Banco Portuguese de Invest SA              9,264         21,488
   Brisa-Auto Estradas de Portugal
    SA                                        6,621         56,050
   Cimentos de Portugal SA                    2,292         44,432
   Electricidade de Portugal SA              34,855         83,209
+  Portugal Telecom SA                       16,327        113,889
   Portugal Telecom SGPS SA                  16,327          2,211
   Sonae SGPS SA                             42,816         30,810
                                                      ------------
                                                           511,002
                                                      ------------
SINGAPORE--0.85%
+  Capitaland Ltd.                           38,000         52,140
+  Chartered Semiconductor
    Manufacturing Ltd.                       16,000         40,043
   City Developments Ltd.                    15,000         58,041
   DBS Group Holdings Ltd.                   17,652        129,823
   Oversea-Chinese Banking Corp
    Ltd. - Ordinary Shares                   17,350        113,318
+  Singapore Airlines Ltd.                   16,000        110,648
   Singapore Press Holdings Ltd.              5,000         54,885
   Singapore Technologies
    Engineering Ltd.                         38,000         53,808
+  Singapore Telecommunications
    Ltd.                                     75,000         78,210
   United Overseas Bank Ltd.                 15,392         97,150
   Venture Manufacturing Ltd.                 4,000         26,564
                                                      ------------
                                                           814,630
                                                      ------------
SPAIN--3.06%
   Altadis SA                                 5,342         76,154
   Autopistas Concesionaria Espanola
    SA                                        7,939         72,181
   Banco Bilbao Vizcaya SA                   39,486        510,759
   Banco Santander Central Hispano
    SA                                       56,061        507,801
*  Endesa SA                                 13,522        215,661
   Fomento de Construcciones y
    Contratas SA                              2,945         56,094
   Gas Natural SDG SA                         6,235        100,814
   Grupo Dragados SA                          3,688         46,363
   Iberdrola SA                              11,954        153,312
   Repsol YPF SA                             16,467        271,832
   Sociedad General de Aguas de
    Barcelona SA                              4,180         57,572
+  Telefonica SA                             55,999        690,227
   Union Electrica Fenosa SA                  4,548         84,895
   Zardoya Otis SA                            6,980         62,634
+  Zeltia SA Rights                           2,783         28,318
                                                      ------------
                                                         2,934,617
                                                      ------------
SWEDEN--2.23%
   ASSA Abloy AB "B"                          4,800         68,569
   AssiDoman AB                               1,400         29,067
   Atlas Copco AB "B"                         2,419         47,890
   Drott AB "B"                               2,450         25,546
*  Electrolux AB "B"                          5,594         77,342
   Hennes & Mauritz AB "B"                   10,076        172,633
+  NetCom AB "B"                              2,025         65,761
   Nordea AB                                 35,183        200,392
   OM Gruppen AB                              1,450         18,383
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
--------------------------------------------------------------------------------
INTERNATIONAL INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Sandvik AB                                 3,895   $     78,363
   Securitas AB "B"                           4,665         81,640
   Skandia Forsakrings AB                    12,520        115,017
   Skandinaviska Enskilda Banken
    (SEB) "A"                                 9,300         88,426
   Skanska AB "B"                             7,552         71,459
   Svenska Cellulosa AB "B"                   3,625         76,760
   Svenska Handelsbanken AB "B"               7,900        112,854
   Swedish Match AB                          16,628         77,906
*  Telefonakfiebolaget Ericsson AB
    "B"                                      94,408        516,044
*  Telia AB                                  17,800         89,938
   Volvo AB "A"                               2,500         36,517
   Volvo AB "B"                               5,102         76,399
   WM-Data AB "B"                             6,155         18,264
                                                      ------------
                                                         2,145,170
                                                      ------------
SWITZERLAND--6.50%
   ABB Ltd.                                  15,072        228,077
   Adecco SA                                  2,300        108,253
+  Credit Suisse Group                        3,688        606,306
   Gebruder Sulzer AG                            95         30,232
+  Givaudan - Foreign Registered                133         36,886
   Holcim Ltd.                                1,020         50,051
   Holcim Ltd. "B"                              405         82,467
   Kudelski SA - Bearer                         640         53,765
   Lonza AG                                     100         58,360
   Nestle SA                                  4,590        975,482
   Novartis AG                               35,250      1,275,705
   Roche Holding AG - Bearer                  2,000        163,009
   Roche Holding AG - Genusschein             8,561        616,790
   Schindler Holding AG                          38         42,282
   Schweizerische
    Rueckversicherungs-Gesellschaft             170        339,726
   SGS Societe Generale de
    Surveillance Holding SA                     140         25,314
+  Swatch Group AG                              200         42,560
+  Swatch Group AG "B"                           47         47,067
   Swisscom AG                                  928        220,971
+  Syngenta AG                                1,613         84,803
   UBS AG                                     5,424        777,034
   Unaxis Holding AG "R"                        200         28,151
   Zurich Financial Services AG               1,031        351,611
                                                      ------------
                                                         6,244,902
                                                      ------------
UNITED KINGDOM--21.16%
   Abbey National PLC                        17,325        303,345
   Airtours PLC                               7,987         32,462
   AMVESCAP PLC                               9,206        159,893
+  Arm Holdings PLC                          11,906         44,958
   AstraZeneca PLC                           21,322        993,443
   AWG PLC                                    5,916         49,920
   BAA PLC                                   12,784        118,660
   BAE Systems PLC                           37,622        180,157
   Barclays PLC                              20,154        617,891
   Bass PLC                                  12,240        127,898
   BBA Group PLC                              8,354         29,430
   BG Group PLC                              41,786        164,691
   Blue Circle Industries PLC                 8,817         61,038
   BOC Group PLC                              6,753         98,770
   Boots Co. PLC                             11,868        100,311
   BP Amoco PLC                             274,568      2,256,976
   British Airways PLC                       14,961         72,378
   British American Tobacco PLC              26,851        203,915
   British Land Co. PLC                       7,760         52,929
+  British Sky Broadcasting Group
    PLC                                      22,735        218,697
   British Telecommunications PLC           104,243   $    646,268
   Bunzl PLC                                  7,064         48,679
   Cadbury Schweppes PLC                     24,486        165,121
+  Canary Wharf Finance PLC                   9,565         74,523
   Capita Group PLC                           8,619         56,061
   Carlton Communications PLC                 9,248         43,700
+  Celltech Group PLC                         3,550         59,811
   Centrica PLC                              48,433        154,787
   CGU PLC                                   26,982        373,010
   Chub PLC                                  15,278         35,721
   CMG PLC                                    7,717         33,753
+  Compass Group PLC                         27,501        220,066
   Corus Group PLC                           51,927         44,366
   Diageo PLC                                40,660        446,020
   Dixons Group PLC                          24,969         81,818
   Electrocomponents PLC                      5,851         44,270
   EMI Group PLC                             10,180         57,553
   Exel PLC                                   4,881         52,135
   GKN PLC "B"                                9,548         91,578
   GlaxoSmithKline PLC                       75,027      2,110,284
   Granada Compass PLC                       35,491         74,496
   Great Universal Stores PLC                12,943        110,761
   Halifax Group PLC                         27,547        318,449
   Hammerson PLC                              4,412         29,783
   Hanson PLC                                10,233         75,337
   Hays PLC                                  22,158         57,103
   Hilton Group PLC                          25,162         84,575
   HSBC Holdings PLC                        112,400      1,331,771
   Imperial Chemical Industries PLC          10,723         62,885
+  International Power PLC                   16,708         70,433
   Invensys PLC                              43,730         83,026
   J Sainsbury PLC                           24,067        150,026
   Johnson Matthey PLC                        3,522         53,098
+  Kidde PLC                                 16,008         18,348
   Kingfisher PLC                            18,249         98,744
   Land Securities PLC                        6,367         78,260
+  Lattice Group PLC                         43,537         97,201
   Legal & General Group PLC                 61,756        140,044
   Lloyds TSB Group PLC                      66,862        669,035
   Logica PLC                                 5,724         69,471
   Marconi PLC                               35,278        125,523
   Marks & Spencer PLC                       37,999        140,011
   Misys PLC                                  7,480         52,282
   National Grid Group PLC                   17,493        128,911
   Nycomed Amersham PLC "A"                   9,180         66,488
   P&O Princess Cruises PLC                  12,391         64,477
   Pearson PLC                                9,741        160,555
   Peninsular & Oriental Steam
    Navigation Co. PLC                       14,694         54,969
   Pilkington PLC                            17,362         24,539
   Provident Financial PLC                    3,673         38,406
   Prudential Corp. PLC                      23,719        287,206
   Psion PLC                                  7,170          9,075
   Railtrack Group PLC                        7,258         34,092
   Reed International PLC                    15,549        137,764
   Rentokil Initial PLC                      27,771         94,124
   Reuters Group PLC                         17,557        227,900
   Rio Tinto PLC                             13,179        233,904
   RMC Group PLC                              4,043         38,948
   Royal Bank of Scotland Group
    PLC                                      33,526        717,929
   Sage Group PLC                            16,813         60,058
   Schroders PLC                              3,718         42,745
   Scottish Power PLC                        22,568        165,992
   Slough Estates PLC                         7,368         35,697
   Smith & Nephew PLC                        13,497         70,041
   Smiths Group PLC                           8,306         96,370
   Tesco PLC                                 83,705        301,949

--------------------------------------------------------------------------------
INTERNATIONAL INDEX
MASTER PORTFOLIO                             SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   3i Group PLC                               7,240   $    108,540
   Unilever PLC                              34,853        293,602
   United Utilities PLC                       7,650         72,459
   Vodafone Group PLC ADR                   827,503      1,832,919
   Wolseley PLC                               9,736         72,706
   WPP Group PLC                             13,910        136,937
                                                      ------------
                                                        20,327,250
                                                      ------------
TOTAL COMMON STOCKS
  (Cost: $110,739,369)                                  92,843,132
                                                      ------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.34%
--------------------------------------------------------------------------------
AUSTRALIA--0.23%
   News Corp. Ltd.                           27,308        218,811
                                                      ------------
GERMANY--0.11%
   Hugo Boss AG                                 100         27,894
   Prosieben Satellite Media AG               2,200         31,884
+  Volkswagen AG                              1,600         49,289
                                                      ------------
                                                           109,067
                                                      ------------
TOTAL PREFERRED STOCKS
  (Cost: $362,623)                                         327,878
                                                      ------------
--------------------------------------------------------------------------------
                                        FACE AMOUNT
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--6.86%
--------------------------------------------------------------------------------
++ Dreyfus Money Market Fund             $2,443,148      2,443,148
++ Federal Home Loan Mortgage
    Corporation Discount Note
    3.86%, 07/03/01                         391,758        391,758
++ Goldman Sachs Financial Square
    Prime Obligation Fund                 1,304,909      1,304,909
++ Providian Temp Cash Money
    Market Fund                           2,443,148      2,443,148
                                                      ------------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $6,582,963)                                     6,582,963
                                                      ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.59%
--------------------------------------------------------------------------------
Investors Bank & Trust Tri-
   Party Repurchase Agreement,
   dated 06/29/01, due 07/02/01
   with a maturity value of
   $2,486,359 and an effective
   yield of 3.70%.                       $2,485,592   $  2,485,592
                                                      ------------
TOTAL REPURCHASE AGREEMENT
  (Cost: $2,485,592)                                     2,485,592
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES--106.45%
  (Cost $120,170,547)                                  102,239,565
   Other Assets, Less Liabilities(6.45%)                (6,192,116)
                                                      ------------
NET ASSETS--100.00%                                   $ 96,047,449
                                                      ============

*  Denotes all or part of security on loan. See Note 4.
+  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
S&P 500 INDEX
MASTER PORTFOLIO                             SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.21%
--------------------------------------------------------------------------------
ADVERTISING--0.30%
*  Interpublic Group of Companies
     Inc.                                    97,941          $ 2,874,567
   Omnicom Group Inc.                        48,379            4,160,594
+* TMP Worldwide Inc.                        27,852            1,646,332
                                                             -----------
                                                               8,681,493
                                                             -----------

AEROSPACE/DEFENSE--1.21%
   Boeing Co.                               227,866           12,669,350
   General Dynamics Corp.                    52,488            4,084,091
   Goodrich (B.F.) Co.                       27,017            1,026,106
   Lockheed Martin Corp.                    113,397            4,201,359
   Northrop Grumman Corp.                    22,291            1,785,509
+  Raytheon Co.                              92,881            2,465,991
   United Technologies Corp.                122,995            9,010,614
                                                             -----------
                                                              35,243,020
                                                             -----------

AIRLINES--0.24%
+  AMR Corp.                                 40,100            1,448,813
   Delta Air Lines Inc.                      32,167            1,417,921
   Southwest Airlines Co.                   198,966            3,678,881
+* U.S. Airways Group Inc.                   17,482              424,813
                                                             -----------
                                                               6,970,428
                                                             -----------

APPAREL--0.18%
   Liz Claiborne Inc.                        13,716              691,972
   Nike Inc. "B"                             70,828            2,974,068
+* Reebok International Ltd.                 15,320              489,474
   VF Corp.                                  29,202            1,062,369
                                                             -----------
                                                               5,217,883
                                                             -----------

AUTO MANUFACTURERS--0.77%
   Ford Motor Company                       477,879           11,731,929
   General Motors Corp. "A"                 143,244            9,217,751
+  Navistar International Corp.              15,557              437,618
   PACCAR Inc.                               19,982            1,027,474
                                                             -----------
                                                              22,414,772
                                                             -----------

AUTO PARTS & EQUIPMENT--0.23%
   Cooper Tire & Rubber Co.                  18,913              268,565
   Dana Corp.                                38,635              901,741
   Delphi Automotive Systems Corp.          146,265            2,330,001
   Goodyear Tire & Rubber Co.                41,489            1,161,692
   TRW Inc.                                  32,628            1,337,748
   Visteon Corp.                             34,164              627,934
                                                             -----------
                                                               6,627,681
                                                             -----------

BANKS--6.78%
   AmSouth Bancorp                           96,746            1,788,834
   Bank of America Corp.                    418,667           25,132,580
   Bank of New York Co. Inc.                192,093            9,220,464
   Bank One Corp.                           304,355           10,895,909
   BB&T Corp.                               106,394            3,904,660
   Charter One Financial Inc.                53,955            1,721,165
   Comerica Inc.                             46,658            2,687,501
   Fifth Third Bancorp                      150,337            9,027,737
   First Union Corp.                        256,266            8,953,934
   FleetBoston Financial Corp.              282,898           11,160,326
   Golden West Financial Corp.               41,399            2,659,472
   Huntington Bancshares Inc.                65,592            1,072,429
   JP Morgan Chase & Co.                    518,496           23,124,922
   KeyCorp                                  110,861            2,887,929
   Mellon Financial Corp.                   124,665            5,734,590
   National City Corp.                      156,860            4,828,151
   Northern Trust Corp.                      58,096            3,631,000
   PNC Financial Services Group              75,499          $ 4,967,079
   Regions Financial Corp.                   59,452            1,902,464
   SouthTrust Corp.                          88,821            2,309,346
   State Street Corp.                        84,956            4,204,472
   SunTrust Banks Inc.                       76,281            4,941,483
   Synovus Financial Corp.                   75,779            2,377,945
   U.S. Bancorp                             497,747           11,343,654
   Union Planters Corp.                      35,846            1,562,886
   Wachovia Corp.                            54,927            3,908,056
*  Washington Mutual Inc.                   229,239            8,607,924
   Wells Fargo & Company                    448,205           20,810,158
   Zions Bancorp                             24,100            1,421,900
                                                             -----------
                                                             196,788,970
                                                             -----------

BEVERAGES--2.09%
   Anheuser-Busch Companies Inc.            234,402            9,657,362
   Brown-Forman Corp. "B"                    17,884            1,143,503
   Coca-Cola Co.                            649,708           29,236,860
*  Coca-Cola Enterprises Inc.               109,739            1,794,233
   Coors (Adolf) Company "B"                  9,718              487,649
   Pepsi Bottling Group Inc.                 37,542            1,505,434
   PepsiCo Inc.                             382,411           16,902,566
                                                             -----------
                                                              60,727,607
                                                             -----------

BIOTECHNOLOGY--0.73%
+  Amgen Inc.                               272,493           16,534,875
+  Biogen Inc.                               38,750            2,106,450
+  Chiron Corp.                              49,618            2,530,518
                                                             -----------
                                                              21,171,843
                                                             -----------

BUILDING MATERIALS--0.15%
*  Masco Corp.                              120,136            2,998,595
   Vulcan Materials Co.                      26,363            1,417,011
                                                             -----------
                                                               4,415,606
                                                             -----------

CHEMICALS--1.20%
   Air Products & Chemicals Inc.             59,545            2,724,184
   Ashland Inc.                              18,177              728,898
   Dow Chemical Co.                         234,396            7,793,667
*  Du Pont (E.I.) de Nemours                272,376           13,139,418
   Eastman Chemical Co.                      20,151              959,792
   Engelhard Corp.                           34,119              879,929
*  Great Lakes Chemical Corp.                13,132              405,122
*  Hercules Inc.                             28,165              318,264
*  PPG Industries Inc.                       43,949            2,310,399
   Praxair Inc.                              41,919            1,970,193
   Rohm & Haas Co. "A"                       57,468            1,890,697
   Sherwin-Williams Co.                      40,888              907,714
   Sigma-Aldrich Corp.                       19,789              764,251
                                                             -----------
                                                              34,792,528
                                                             -----------

COMMERCIAL SERVICES--0.85%
   Block (H & R) Inc.                        23,889            1,542,035
+  Cendant Corp.                            222,468            4,338,126
+* Concord EFS Inc.                          61,802            3,214,322
+  Convergys Corp.                           44,635            1,350,209
   Deluxe Corp.                              18,437              532,829
   Donnelley (R.R.) & Sons Co.               30,624              909,533
   Ecolab Inc.                               33,295            1,364,096
   Equifax Inc.                              37,413            1,372,309
   McKesson HBOC Inc.                        74,358            2,760,169
   Moody's Corp.                             41,140            1,378,190
   Paychex Inc.                              97,498            3,899,920
+* Quintiles Transnational Corp.             30,484              769,721
+  Robert Half International Inc.            45,785            1,139,589
                                                             -----------
                                                              24,571,048
                                                             -----------

--------------------------------------------------------------------------------
S&P 500 INDEX
MASTER PORTFOLIO                             SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
COMPUTERS--6.27%
+  Apple Computer Inc.                       91,139          $ 2,118,982
+  Cisco Systems Inc.                     1,911,575           34,790,665
   Compaq Computer Corp.                    441,192            6,759,061
+  Computer Sciences Corp.                   44,073            1,524,926
+  Dell Computer Corp.                      679,386           17,765,944
   Electronic Data Systems Corp.            122,223            7,638,937
+  EMC Corp.                                576,448           16,745,814
+  Gateway Inc.                              84,327            1,387,179
   Hewlett-Packard Co.                      507,403           14,511,726
   International Business Machines
     Corp.                                  453,819           51,508,456
   Lexmark International Group
+    Inc. "A"                                33,532            2,255,027
+  NCR Corp.                                 25,229            1,185,763
+  Network Appliance Inc.                    85,038            1,165,021
+  Palm Inc.                                148,117              899,070
+* Sapient Corp.                             32,073              312,712
+  Sun Microsystems Inc.                    850,638           13,372,029
+  Unisys Corp.                              82,709            1,216,649
+* Veritas Software Corp.                   103,774            6,904,084
                                                             -----------
                                                             182,062,045
                                                             -----------

COSMETICS/PERSONAL CARE--1.72%
*  Alberto-Culver Co. "B"                    14,732              619,333
   Avon Products Inc.                        61,967            2,867,833
   Colgate-Palmolive Co.                    146,576            8,646,518
   Gillette Co.                             275,387            7,983,469
   International Flavors &
     Fragrances Inc.                         24,994              628,099
   Kimberly-Clark Corp.                     139,053            7,773,063
   Procter & Gamble Co.                     338,244           21,579,967
                                                             -----------
                                                              50,098,282
                                                             -----------

DISTRIBUTION/WHOLESALE--0.25%
+  Costco Wholesale Corp.                   117,493            4,826,612
   Genuine Parts Co.                         44,958            1,416,177
   Grainger (W.W.) Inc.                      24,840            1,022,414
                                                             -----------
                                                               7,265,203
                                                             -----------

DIVERSIFIED FINANCIAL SERVICES--6.73%
   American Express Co.                     345,532           13,406,642
   Bear Stearns Companies Inc.               27,394            1,615,424
   Capital One Financial Corp.               54,473            3,268,380
   Citigroup Inc.                         1,313,389           69,399,475
   Countrywide Credit Industries
     Inc.                                    30,908            1,418,059
   Fannie Mae                               261,232           22,243,905
   Franklin Resources Inc.                   69,113            3,163,302
   Freddie Mac                              180,858           12,660,060
   Household International Inc.             121,134            8,079,638
   Lehman Brothers Holdings Inc.             64,355            5,003,601
   MBNA Corp.                               222,497            7,331,276
   Merrill Lynch & Co. Inc.                 219,228           12,989,259
   Morgan Stanley Dean Witter
     & Co.                                  290,663           18,669,284
   Providian Financial Corp.                 74,600            4,416,320
   Schwab (Charles) Corp.                   362,018            5,538,875
   Stilwell Financial Inc.                   57,232            1,920,706
   T Rowe Price Group Inc.                   32,152            1,202,163
   USA Education Inc.                        42,563            3,107,099
                                                             -----------
                                                             195,433,468
                                                             -----------

ELECTRIC--2.67%
+  AES Corp.                                139,003            5,984,079
   Allegheny Energy Inc.                     32,573            1,571,647
   Ameren Corp.                              35,804            1,528,831
   American Electric Power Inc.              84,134          $ 3,884,467
+  Calpine Corp.                             77,981            2,947,682
   Cinergy Corp.                             41,565            1,452,697
   CMS Energy Corp.                          34,506              960,992
*  Consolidated Edison Inc.                  55,399            2,204,880
   Constellation Energy Group Inc.           42,780            1,822,428
   Dominion Resources Inc.                   64,592            3,883,917
   DTE Energy Co.                            43,026            1,998,127
   Duke Energy Corp.                        201,600            7,864,416
   Edison International                      85,102              948,887
   Entergy Corp.                             57,687            2,214,604
   Exelon Corp.                              83,738            5,369,281
   FirstEnergy Corp.                         58,550            1,882,968
   FPL Group Inc.                            45,913            2,764,422
*  GPU Inc.                                  31,246            1,098,297
+  Mirant Corp.                              88,663            3,050,007
+  Niagara Mohawk Holdings Inc.              41,887              740,981
   NiSource Inc.                             53,972            1,475,055
   PG&E Corp.                               101,120            1,132,544
   Pinnacle West Capital Corp.               22,133            1,049,104
   PPL Corp.                                 38,144            2,097,920
   Progress Energy Inc.                      53,782            2,415,887
   Public Service Enterprise Group
     Inc.                                    54,362            2,658,302
   Reliant Energy Inc.                       77,664            2,501,557
*  Southern Co.                             178,923            4,159,960
   TXU Corporation                           67,048            3,231,043
   Xcel Energy Inc.                          89,678            2,551,339
                                                             -----------
                                                              77,446,321
                                                             -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.34%
   American Power Conversion
+    Corp.                                   50,944              802,368
   Emerson Electric Co.                     111,955            6,773,277
   Molex Inc.                                51,057            1,865,112
+* Power-One Inc.                            20,585              342,534
                                                             -----------
                                                               9,783,291
                                                             -----------

ELECTRONICS--0.68%
+  Agilent Technologies Inc.                119,346            3,878,745
   Applera Corp. - Applied
     Biosystems Group                        55,191            1,476,359
+  Jabil Circuit Inc.                        49,990            1,542,691
   Johnson Controls Inc.                     22,642            1,640,866
   Millipore Corp.                           12,295              762,044
   Parker Hannifin Corp.                     30,501            1,294,462
   PerkinElmer Inc.                          26,356              725,581
+  Sanmina Corp.                             83,492            1,954,548
+  Solectron Corp.                          170,650            3,122,895
   Symbol Technologies Inc.                  59,175            1,313,685
+  Tektronix Inc.                            24,459              664,062
+  Thermo Electron Corp.                     47,350            1,042,647
   Thomas & Betts Corp.                      15,234              336,214
                                                             -----------
                                                              19,754,799
                                                             -----------

ENGINEERING & CONSTRUCTION--0.03%
   Fluor Corp.                               20,739              936,366
                                                             -----------

ENVIRONMENTAL CONTROL--0.21%
+  Allied Waste Industries Inc.              51,523              962,450
   Waste Management Inc.                    163,335            5,033,985
                                                             -----------
                                                               5,996,435
                                                             -----------

FOOD--2.14%
   Albertson's Inc.                         105,829            3,173,812
   Archer-Daniels-Midland Co.               165,087            2,146,131
*  Campbell Soup Co.                        106,603            2,745,027
   ConAgra Foods Inc.                       140,289            2,779,125
   General Mills Inc.                        74,308            3,253,204

--------------------------------------------------------------------------------
S&P 500 INDEX
MASTER PORTFOLIO                             SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   Heinz (H.J.) Co.                          91,013        $   3,721,522
   Hershey Foods Corp.                       35,670            2,201,196
   Kellogg Co.                              105,969            3,073,101
+  Kroger Co.                               211,792            5,294,800
   Quaker Oats Co.                           34,534            3,151,227
   Ralston Purina Group                      80,940            2,429,819
+  Safeway Inc.                             132,023            6,337,104
   Sara Lee Corp.                           205,416            3,890,579
   SUPERVALU Inc.                            34,594              607,125
   Sysco Corp.                              175,650            4,768,897
   Unilever NV - NY Shares                  149,318            8,894,873
   Winn-Dixie Stores Inc.                    36,719              959,467
   Wrigley (William Jr.) Co.                 58,995            2,763,916
                                                             -----------
                                                              62,190,925
                                                             -----------
FOREST PRODUCTS & PAPER--0.49%
   Boise Cascade Corp.                       15,025              528,429
   Georgia-Pacific Corp.                     58,985            1,996,642
   International Paper Co.                  126,169            4,504,233
   Louisiana-Pacific Corp.                   27,212              319,197
   Mead Corp.                                25,906              703,089
   Potlatch Corp.                             7,411              255,013
   Temple-Inland Inc.                        12,872              685,949
   Westvaco Corp.                            26,296              638,730
   Weyerhaeuser Co.                          56,241            3,091,568
   Willamette Industries Inc.                28,633            1,417,333
                                                             -----------
                                                              14,140,183
                                                             -----------

GAS--0.13%
   KeySpan Corp.                             35,903            1,309,741
   NICOR Inc.                                11,892              463,550
   ONEOK Inc.                                15,548              306,296
   Peoples Energy Corp.                       9,275              372,855
   Sempra Energy                             53,763            1,469,880
                                                             -----------
                                                               3,922,322
                                                             -----------

HAND/MACHINE TOOLS--0.07%
   Black & Decker Corp.                      21,226              837,578
   Snap-On Inc.                              15,133              365,613
   Stanley Works (The)                       22,248              931,524
                                                             -----------
                                                               2,134,715
                                                             -----------

HEALTH CARE--3.36%
+  Aetna Inc.                                37,184              961,950
   Bard (C.R.) Inc.                          13,226              753,221
   Bausch & Lomb Inc.                        14,037              508,701
   Baxter International Inc.                154,738            7,582,162
   Becton Dickinson & Co.                    67,306            2,408,882
   Biomet Inc.                               46,698            2,244,306
+  Boston Scientific Corp.                  104,892            1,783,164
+  Guidant Corp.                             80,191            2,886,876
   HCA - The Healthcare Company             140,408            6,345,038
+  Healthsouth Corp.                        101,815            1,625,986
+  Humana Inc.                               44,427              437,606
   Johnson & Johnson                        790,906           39,545,300
+  Manor Care Inc.                           26,849              852,456
   Medtronic Inc.                           315,673           14,524,115
+  St. Jude Medical Inc.                     22,370            1,342,200
*  Stryker Corp.                             51,231            2,810,020
+  Tenet Healthcare Corp.                    84,700            4,369,673
   UnitedHealth Group Inc.                   82,854            5,116,234
+  Wellpoint Health Networks Inc.            16,495            1,554,489
                                                             -----------
                                                              97,652,379
                                                             -----------
HOME BUILDERS--0.05%
   Centex Corp.                              15,535           $  633,051
*  KB HOME                                   11,604              350,093
*  Pulte Corp.                               10,968              467,566
                                                             -----------
                                                               1,450,710
                                                             -----------

HOME FURNISHINGS--0.10%
   Leggett & Platt Inc.                      51,298            1,130,095
   Maytag Corp.                              19,864              581,221
   Whirlpool Corp.                           17,442            1,090,125
                                                             -----------
                                                               2,801,441
                                                             -----------

HOUSEHOLD PRODUCTS/WARES--0.25%
   American Greetings Corp. "A"              16,574              182,314
   Avery Dennison Corp.                      28,772            1,468,811
   Clorox Co.                                61,731            2,089,594
   Fortune Brands Inc.                       39,901            1,530,602
   Newell Rubbermaid Inc.                    69,672            1,748,767
   Tupperware Corp.                          15,152              355,011
                                                             -----------
                                                               7,375,099
                                                             -----------

INSURANCE--4.40%
   AFLAC Inc.                               137,328            4,324,459
   Allstate Corp.                           189,181            8,322,072
   Ambac Financial Group Inc.                27,624            1,607,717
   American General Corp.                   130,394            6,056,801
   American International Group
     Inc.                                   608,833           52,359,638
   AON Corp.                                 68,392            2,393,702
   Chubb Corp.                               45,792            3,545,675
   CIGNA Corp.                               39,069            3,743,592
   Cincinnati Financial Corp.                42,017            1,659,671
+* Conseco Inc.                              88,190            1,203,793
   Hancock (John) Financial
     Services Inc.                           80,400            3,236,904
   Hartford Financial Services
     Group Inc.                              61,906            4,234,370
   Jefferson-Pilot Corp.                     39,767            1,921,541
   Lincoln National Corp.                    49,079            2,539,838
   Loews Corp.                               51,554            3,321,624
   Marsh & McLennan Companies
     Inc.                                    71,963            7,268,263
   MBIA Inc.                                 38,735            2,156,765
*  MetLife Inc.                             195,816            6,066,380
   MGIC Investment Corp.                     27,943            2,029,780
*  Progressive Corporation                   19,287            2,607,410
*  SAFECO Corp.                              33,387              984,916
   St. Paul Companies Inc.                   55,990            2,838,133
   Torchmark Corp.                           32,755            1,317,079
   UNUMProvident Corp.                       63,061            2,025,519
                                                             -----------
                                                             127,765,642
                                                             -----------

IRON/STEEL--0.06%
   Allegheny Technologies Inc.               20,996              379,818
*  Nucor Corp.                               20,235              989,289
   USX-U.S. Steel Group Inc.                 23,155              466,573
                                                             -----------
                                                               1,835,680
                                                             -----------

LEISURE TIME--0.37%
   Brunswick Corp.                           22,892              550,095
*  Carnival Corp. "A"                       152,704            4,688,013
*  Harley-Davidson Inc.                      79,016            3,720,073
+  Sabre Holdings Corp.                      34,697            1,734,850
                                                             -----------
                                                              10,693,031
                                                             -----------

--------------------------------------------------------------------------------
S&P 500 INDEX
MASTER PORTFOLIO                             SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
LODGING--0.25%
+* Harrah's Entertainment Inc.               30,586          $ 1,079,686
   Hilton Hotels Corp.                       96,328            1,117,405
*  Marriott International Inc. "A"           63,694            3,015,274
   Starwood Hotels & Resorts
     Worldwide Inc.                          51,893            1,934,571
                                                             -----------
                                                               7,146,936
                                                             -----------

MACHINERY--0.45%
*  Caterpillar Inc.                          89,630            4,485,982
   Cummins Engine Company Inc.               10,782              417,263
   Deere & Co.                               61,293            2,319,940
   Dover Corp.                               53,058            1,997,634
   Ingersoll-Rand Co.                        41,754            1,720,265
+  McDermott International Inc.              15,988              186,260
   Rockwell International Corp.              47,722            1,819,163
                                                             -----------
                                                              12,946,507
                                                             -----------

MANUFACTURERS--6.58%
   Cooper Industries Inc.                    24,458              968,292
   Crane Co.                                 15,562              482,422
   Danaher Corp.                             37,252            2,086,112
   Eastman Kodak Co.                         75,754            3,536,197
   Eaton Corp.                               17,965            1,259,347
+  FMC Corp.                                  8,132              557,530
   General Electric Co.                   2,594,421          126,478,024
   Honeywell International Inc.             211,381            7,396,221
   Illinois Tool Works Inc.                  79,417            5,027,096
   ITT Industries Inc.                       23,004            1,017,927
   Minnesota Mining &
     Manufacturing Co.                      103,419           11,800,108
   National Service Industries Inc.          10,722              241,996
   Pall Corp.                                32,034              753,760
   Textron Inc.                              36,802            2,025,582
   Tyco International Ltd.                  505,798           27,565,991
                                                             -----------
                                                             191,196,605
                                                             -----------

MEDIA--4.81%
+  AOL Time Warner Inc.                   1,157,191           61,331,123
   Clear Channel
+    Communications Inc.                    153,470            9,622,569
+* Comcast Corp. "A"                        246,819           10,711,945
   Dow Jones & Co. Inc.                      22,553            1,346,640
   Gannett Co. Inc.                          69,043            4,549,934
*  Knight Ridder Inc.                        19,123            1,133,994
   McGraw-Hill Companies Inc.                50,958            3,370,872
   Meredith Corp.                            13,021              466,282
   New York Times Co. "A"                    41,546            1,744,932
   Tribune Co.                               77,938            3,118,299
+* Univision Communications
     Inc.                                    54,444            2,329,114
+  Viacom Inc. "B"                          464,971           24,062,249
   Walt Disney Co. (The)                    545,887           15,770,675
                                                             -----------
                                                             139,558,628
                                                             -----------

METAL FABRICATE/HARDWARE--0.02%
   Timken Co.                                15,717              266,246
   Worthington Industries Inc.               22,321              303,566
                                                             -----------
                                                                 569,812
                                                             -----------

MINING--0.63%
   Alcan Aluminum Ltd.                       83,398            3,504,384
   Alcoa Inc.                               225,401            8,880,799
*  Barrick Gold Corp.                       103,465            1,567,495
+  Freeport-McMoRan Copper &
     Gold Inc.                               37,642              415,944
   Homestake Mining Company                  68,841           $  533,518
+* Inco Ltd.                                 47,516              820,126
*  Newmont Mining Corp.                      51,059              950,208
   Phelps Dodge Corp.                        20,579              854,029
   Placer Dome Inc.                          85,587              838,753
                                                             -----------
                                                              18,365,256
                                                             -----------

OFFICE/BUSINESS EQUIPMENT--0.15%
   Pitney Bowes Inc.                         64,454            2,714,802
*  Xerox Corp.                              181,306            1,735,098
                                                             -----------
                                                               4,449,900
                                                             -----------

OIL & GAS PRODUCERS--6.07%
*  Amerada Hess Corp.                        23,284            1,881,347
   Anadarko Petroleum Corp.                  65,430            3,535,183
   Apache Corp.                              32,782            1,663,687
   Burlington Resources Inc.                 55,266            2,207,877
*  Chevron Corp.                            167,504           15,159,112
   Conoco Inc. "B"                          163,165            4,715,469
   Devon Energy Corp.                        33,771            1,772,978
   EOG Resources Inc.                        30,255            1,075,565
   Exxon Mobil Corp.                        901,049           78,706,630
*  Kerr-McGee Corp.                          24,731            1,638,923
*  Kinder Morgan Inc.                        29,907            1,502,827
+  Nabors Industries Inc.                    38,359            1,426,955
+  Noble Drilling Corp.                      35,019            1,146,872
   Occidental Petroleum Corp.                96,801            2,573,939
*  Phillips Petroleum Co.                    66,812            3,808,284
+  Rowan Companies Inc.                      24,664              545,074
   Royal Dutch Petroleum Co. -
     NY Shares                              560,016           32,632,132
   Sunoco Inc.                               21,877              801,355
   Texaco Inc.                              143,946            9,586,804
   Tosco Corp.                               40,325            1,776,316
   Transocean Sedco Forex Inc.               83,050            3,425,812
   Unocal Corp.                              63,561            2,170,608
   USX-Marathon Group Inc.                   80,625            2,379,244
                                                             -----------
                                                             176,132,993
                                                             -----------

OIL & GAS SERVICES--0.51%
   Baker Hughes Inc.                         87,633            2,935,706
   Halliburton Co.                          112,077            3,989,941
   Schlumberger Ltd.                        149,703            7,881,863
                                                             -----------
                                                              14,807,510
                                                             -----------

PACKAGING & CONTAINERS--0.08%
   Ball Corp.                                 7,185              341,719
   Bemis Co.                                 13,783              553,663
+  Pactiv Corp.                              41,478              555,805
+  Sealed Air Corp.                          21,871              814,695
                                                             -----------
                                                               2,265,882
                                                             -----------

PHARMACEUTICALS--8.35%
   Abbott Laboratories                      404,578           19,423,790
   Allergan Inc.                             34,399            2,941,115
   American Home Products Corp.             343,333           20,064,381
   Bristol-Myers Squibb Co.                 507,569           26,545,859
   Cardinal Health Inc.                     116,481            8,037,189
+  Forest Laboratories Inc. "A"              46,030            3,268,130
+  King Pharmaceuticals Inc.                 44,777            2,406,764
   Lilly (Eli) and Company                  293,575           21,724,550
+  MedImmune Inc.                            55,612            2,624,886
   Merck & Co. Inc.                         598,866           38,273,526
   Pfizer Inc.                            1,648,849           66,036,402
   Pharmacia Corporation                    339,763           15,612,110
   Schering-Plough Corp.                    382,092           13,847,014
+* Watson Pharmaceuticals Inc.               27,626            1,702,867
                                                             -----------
                                                             242,508,583
                                                             -----------

--------------------------------------------------------------------------------
S&P 500 INDEX
MASTER PORTFOLIO                             SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
PIPELINES--0.85%
*  Dynegy Inc. "A"                           85,188         $  3,961,242
   El Paso Corp.                            133,005            6,988,083
   Enron Corp.                              194,897            9,549,953
   Williams Companies Inc.                  126,578            4,170,745
                                                            ------------
                                                              24,670,023
                                                            ------------

RETAIL--6.01%
+  AutoZone Inc.                             29,204            1,095,135
+  Bed Bath & Beyond Inc.                    75,389            2,261,670
+  Best Buy Co. Inc.                         54,673            3,472,829
+  Big Lots Inc.                             29,561              404,394
   Circuit City Stores Inc.                  54,305              977,490
   CVS Corp.                                102,759            3,966,497
   Darden Restaurants Inc.                   30,796              859,208
   Dillards Inc. "A"                         22,203              339,040
   Dollar General Corp.                      86,375            1,684,313
+  Federated Department Stores
     Inc.                                    51,656            2,195,380
   Gap Inc. (The)                           224,537            6,511,573
   Home Depot Inc.                          609,566           28,375,297
+  Kmart Corp.                              127,946            1,467,541
+* Kohls Corp.                               87,047            5,460,458
   Limited Inc.                             111,368            1,839,799
   Longs Drug Stores Corp.                    9,872              212,742
   Lowe's Companies Inc.                    100,467            7,288,881
   May Department Stores Co.                 78,033            2,673,411
   McDonald's Corp.                         337,759            9,139,759
*  Nordstrom Inc.                            34,923              647,822
+  Office Depot Inc.                         77,712              806,651
   Penney (J.C.) Company Inc.                68,729            1,811,696
   RadioShack Corp.                          48,398            1,476,139
   Sears, Roebuck and Co.                    85,831            3,631,510
+  Staples Inc.                             119,158            1,905,336
+* Starbucks Corp.                           99,252            2,282,796
   Target Corp.                             234,809            8,124,391
   Tiffany & Co.                             38,106            1,380,199
   TJX Companies Inc.                        73,220            2,333,521
+  Toys R Us Inc.                            51,612            1,277,397
+* Tricon Global Restaurants Inc.            38,380            1,684,882
   Walgreen Co.                             265,861            9,079,153
   Wal-Mart Stores Inc.                   1,167,779           56,987,615
   Wendy's International Inc.                29,717              758,972
                                                            ------------
                                                             174,413,497
                                                            ------------

SEMICONDUCTORS--4.13%
+  Advanced Micro Devices Inc.               89,839            2,594,550
+  Altera Corp.                             101,029            2,929,841
+  Analog Devices Inc.                       93,963            4,063,900
+  Applied Materials Inc.                   212,353           10,426,532
*  Applied Micro Circuits Corp.              78,532            1,350,750
+  Broadcom Corp. "A"                        67,908            2,903,746
+  Conexant Systems Inc.                     64,496              577,239
   Intel Corp.                            1,756,485           51,377,186
+* KLA-Tencor Corp.                          48,467            2,833,865
   Linear Technology Corp.                   83,071            3,673,400
+* LSI Logic Corp.                           94,374            1,774,231
+  Maxim Integrated Products
     Inc.                                    85,778            3,792,245
+  Micron Technology Inc.                   155,730            6,400,503
+  National Semiconductor Corp.              45,276            1,318,437
+  Novellus Systems Inc.                     37,254            2,115,655
+  QLogic Corp.                              24,098            1,553,116
+  Teradyne Inc.                             45,539            1,507,341
   Texas Instruments Inc.                   453,427           14,282,951
+* Vitesse Semiconductor Corp.               47,843          $ 1,006,617
+  Xilinx Inc.                               86,853            3,581,818
                                                            ------------
                                                             120,063,923
                                                            ------------

SOFTWARE--6.21%
   Adobe Systems Inc.                        62,425            2,933,975
   Autodesk Inc.                             14,097              525,818
   Automatic Data Processing Inc.           163,084            8,105,275
+  BMC Software Inc.                         63,650            1,434,671
+  BroadVision Inc.                          71,430              357,150
+* Citrix Systems Inc.                       48,207            1,682,424
   Computer Associates
     International Inc.                     150,496            5,417,856
+  Compuware Corp.                           96,058            1,343,851
   First Data Corp.                         102,364            6,576,887
+  Fiserv Inc.                               32,487            2,078,518
   IMS Health Inc.                           76,944            2,192,904
+  Intuit Inc.                               54,466            2,178,095
+  Mercury Interactive Corp.                 21,592            1,293,361
+  Microsoft Corp.                        1,405,724          102,617,852
+  Novell Inc.                               82,898              471,690
+  Oracle Corp.                           1,466,147           27,856,793
+  Parametric Technology Corp.               69,027              965,688
+  PeopleSoft Inc.                           76,756            3,778,698
+  Siebel Systems Inc.                      118,399            5,552,913
+* Yahoo! Inc.                              148,065            2,959,819
                                                            ------------
                                                             180,324,238
                                                            ------------

TELECOMMUNICATION EQUIPMENT--1.64%
+* ADC Telecommunications Inc.              204,153            1,347,410
+  Andrew Corp.                              21,256              392,173
+  Avaya Inc.                                74,105            1,015,239
+  Comverse Technology Inc.                  44,680            2,574,462
+  JDS Uniphase Corp.                       343,808            4,297,600
   Lucent Technologies Inc.                 889,552            5,515,222
   Motorola Inc.                            573,626            9,499,247
   Nortel Networks Corp.                    832,174            7,514,531
+  QUALCOMM Inc.                            197,781           11,566,233
   Scientific-Atlanta Inc.                   42,557            1,727,814
+  Tellabs Inc.                             106,883            2,060,704
                                                            ------------
                                                              47,510,635
                                                            ------------

TELECOMMUNICATIONS--2.38%
+  Cabletron Systems Inc.                    49,303            1,126,574
+* Citizen Communications Co.                74,560              896,957
   Corning Inc.                             242,985            4,060,279
+* Global Crossing Ltd.                     231,513            2,000,272
+* Nextel Communications Inc. "A"           199,829            3,497,008
   Qwest Communications
     International Inc.                     433,863           13,827,214
+* Sprint Corp. (PCS Group)                 244,766            5,911,099
   Verizon Communications Inc.              706,383           37,791,491
                                                            ------------
                                                              69,110,894
                                                            ------------

TELEPHONE--3.33%
   Alltel Corp.                              81,757            5,008,434
   AT&T Corp.                               901,155           19,825,410
   BellSouth Corp.                          489,506           19,712,407
*  CenturyTel Inc.                           36,827            1,115,858
   SBC Communications Inc.                  879,628           35,237,898
   Sprint Corp. (FON Group)                 231,519            4,945,246
+  WorldCom Inc.                            754,319           10,711,330
                                                            ------------
                                                              96,556,583
                                                            ------------

TEXTILES--0.07%
*  Cintas Corp.                              44,127            2,040,874
                                                            ------------

-----------------------------------------------------------------------
S&P 500 INDEX
MASTER PORTFOLIO                             SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
------------------------------------------------------------------------
TOBACCO--1.05%
   Philip Morris Companies Inc.             574,489       $   29,155,317
   UST Inc.                                  42,611            1,229,753
                                                          --------------
                                                              30,385,070
                                                          --------------

TOYS/GAMES/HOBBIES--0.10%
   Hasbro Inc.                               45,068              651,233
   Mattel Inc.                              112,562            2,129,673
                                                          --------------
                                                               2,780,906
                                                          --------------

TRANSPORTATION--0.48%
   Burlington Northern Santa Fe
     Corp.                                  102,347            3,087,809
   CSX Corp.                                 55,744            2,020,163
+  FedEx Corp.                               80,204            3,224,201
   Norfolk Southern Corp.                   100,489            2,080,122
   Union Pacific Corp.                       64,725            3,554,050
                                                          --------------
                                                              13,966,345
                                                          --------------

TRUCKING & LEASING--0.01%
   Ryder System Inc.                         15,792              309,523
                                                          --------------

TOTAL COMMON STOCKS
   (Cost: $2,707,791,274)                                  2,880,442,339
                                                          --------------

------------------------------------------------------------------------
                                        FACE AMOUNT
------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--3.91%
------------------------------------------------------------------------
++ Dreyfus Money Market Fund            $41,692,416           41,692,416
++ Federal Home Loan Mortgage
     Corporation Discount Note
     3.86%, 07/03/01                      6,685,522            6,685,522
++ Goldman Sachs Financial
     Square Prime Obligation
     Fund                                22,168,179           22,168,179
++ Providian Temp Cash Money
     Market Fund                         41,792,428           41,792,428
+++  U.S. Treasury Bill 3.52%,**
     09/27/01                             1,400,000            1,387,956
                                                          --------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $113,726,739)                                      113,726,501
                                                          --------------
------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--0.74%
------------------------------------------------------------------------
   Investors Bank & Trust Tri-Party Repurchase
   Agreement, dated 06/29/01, due 07/02/01, with a
   maturity value of $21,420,109 and an effective
   yield of 3.70%                       $21,413,506       $   21,413,506
                                                          --------------
TOTAL REPURCHASE AGREEMENT
   (Cost: $21,413,506)                                        21,413,506
                                                          --------------
TOTAL INVESTMENTS IN SECURITIES--103.86%
   (Cost $2,842,931,519)                                   3,015,582,346
Other Assets, Less Liabilities--(3.86%)                      112,213,904
                                                          --------------
NET ASSETS--100.00%                                       $2,903,368,442
                                                          ==============


*      Denotes all or part of security on loan. See Note 4.
**     Yield to Maturity.
+      Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts.
       See Note 1.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
U.S. EQUITY INDEX
MASTER PORTFOLIO                                                   VALUE
------------------------------------------------------------------------
MASTER PORTFOLIOS--100.01%
------------------------------------------------------------------------
   Extended Index Master Portfolio                         $ 110,153,026
   S&P 500 Index Master Portfolio                            412,502,047
                                                           -------------
TOTAL MASTER PORTFOLIOS                                      522,655,073
                                                           -------------
TOTAL INVESTMENTS--100.01%                                   522,655,073
   Other Assets Less Liabilities--(0.01%)                        (76,379)
                                                           -------------
NET ASSETS--100.00%                                        $ 522,578,694
                                                           =============


   The accompanying notes are an integral part of these financial statements.

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